UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President & Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: September 28, 2018
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 13.72%
66,900	CBS Corp Class B	$ 3,843,405
236,575	Interpublic Group of Cos Inc	5,410,470
152,100	MSG Networks Inc Class A(a)	3,924,180
67,400	Omnicom Group Inc	4,584,548
121,100	Tegna Inc	1,448,356
50,000	Viacom Inc Class B	1,688,000
		20,898,959
Consumer, Cyclical — 9.83%
10,995	Anixter International Inc(a)	772,949
91,900	BorgWarner Inc	3,931,482
20,220	International Speedway Corp Class A	885,636
4,800	Madison Square Garden Co Class A(a)	1,513,536
305,085	Mattel Inc(a)(b)	4,789,834
51,400	Nordstrom Inc	3,074,234
		14,967,671
Consumer, Non-Cyclical — 23.83%
56,800	Cardinal Health Inc	3,067,200
29,777	Charles River Laboratories International Inc(a)	4,006,197
56,900	JM Smucker Co	5,838,509
35,000	Laboratory Corp of America Holdings(a)	6,078,800
134,600	Nielsen Holdings PLC	3,723,036
18,996	Thermo Fisher Scientific Inc	4,636,544
120,400	Western Union Co	2,294,824
50,600	Zimmer Biomet Holdings Inc	6,652,382
		36,297,492
Energy — 5.12%
208,050	Bristow Group Inc(a)(b)	2,523,647
56,800	National Oilwell Varco Inc	2,446,944
149,800	US Silica Holdings Inc(b)	2,820,734
		7,791,325
Financial — 28.14%
137,100	Aflac Inc	6,453,297
51,300	Blackstone Group LP	1,953,504
24,570	BOK Financial Corp(b)	2,390,170
17,550	CBRE Group Inc Class A(a)	773,955
107,000	First American Financial Corp	5,520,130
88,131	Houlihan Lokey Inc	3,959,726
4,813	Jones Lang LaSalle Inc	694,612
59,200	KKR & Co Inc Class A	1,614,384
96,300	Lazard Ltd LP Class A	4,634,919
56,825	Northern Trust Corp	5,803,537
38,100	Oaktree Capital Group LLC LP(b)	1,577,340
59,000	Progressive Corp	4,191,360
Shares		Fair Value
Financial — (continued)
23,300	Willis Towers Watson PLC	$ 3,283,902
		42,850,836
Industrial — 18.68%
25,700	Illinois Tool Works Inc	3,626,784
138,700	Kennametal Inc	6,041,772
91,500	Keysight Technologies Inc(a)	6,064,620
22,500	Snap-on Inc	4,131,000
37,802	Stanley Black & Decker Inc	5,535,725
51,900	Stericycle Inc(a)	3,045,492
		28,445,393
TOTAL COMMON STOCK — 99.32% (Cost $126,020,186)		$151,251,676
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.98%
$1,500,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	1,499,831
Repurchase Agreements — 7.19%
2,598,961	Repurchase agreement (principal amount/value $2,603,689 with a maturity value of $2,604,179) with BNP Paribas Securities Corp, 2.26%, dated 9/28/18 to be repurchased at $2,598,961 on 10/1/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 11/1/18 - 9/1/48, with a value of $2,655,764.(c)	2,598,961
2,598,961	Undivided interest of 3.16% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $2,598,961 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	2,598,961

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,598,961	Undivided interest of 3.19% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $2,598,961 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	$ 2,598,961
546,375	Undivided interest of 3.46% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $546,375 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(c)	546,375
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,598,961	Undivided interest of 8.04% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $2,598,961 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(c)	$ 2,598,961
		10,942,219
SHORT TERM INVESTMENTS — 8.17% (Cost $12,442,050)		$ 12,442,050
TOTAL INVESTMENTS — 107.49% (Cost $138,462,236)		$163,693,726
OTHER ASSETS & LIABILITIES, NET — (7.49)%		$ (11,408,190)
TOTAL NET ASSETS — 100.00%		$152,285,536

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 151,251,676	$ —	$ —	$ 151,251,676
Short Term Investments	—	12,442,050	—	12,442,050
Total Assets	$ 151,251,676	$ 12,442,050	$ 0	$ 163,693,726
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.49%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,231,408
1,000,000	Capital One Multi-Asset Execution Trust Series 2016-A5 Class A5 1.66%, 06/17/2024	958,942
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	972,877
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	968,668
1,000,000	Ford Credit Auto Owner Trust(a) Series 2017-1 Class A 2.62%, 08/15/2028	974,093
47,491	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	47,445
191,892	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	191,469
770,252	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	769,224
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	493,707
1,000,000	Verizon Owner Trust(a) Series 2018-1A Class A1A 2.82%, 09/20/2022	992,912
TOTAL ASSET-BACKED SECURITIES — 0.49% (Cost $7,675,304)		$ 7,600,745
CORPORATE BONDS AND NOTES
Basic Materials — 0.53%
	Air Liquide Finance(a)
345,000	1.75%, 09/27/2021	329,390
240,000	2.25%, 09/27/2023	224,216
1,170,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,152,260
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	967,958
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,028,206
616,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	611,265
1,500,000	Nutrien Ltd 4.13%, 03/15/2035	1,371,139
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	$ 1,014,942
1,000,000	Sherwin-Williams Co 4.50%, 06/01/2047	960,286
	Vale Overseas Ltd
250,000	4.38%, 01/11/2022(b)	251,875
250,000	6.88%, 11/21/2036	290,750
		8,202,287
Communications — 2.16%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,239,169
1,000,000	4.75%, 11/15/2046	1,068,791
	Amazon.com Inc
1,000,000	3.15%, 08/22/2027	957,678
1,000,000	4.05%, 08/22/2047	976,864
	AT&T Inc
1,000,000	2.80%, 02/17/2021	985,241
2,000,000	4.25%, 03/01/2027	1,973,073
500,000	6.15%, 09/15/2034	539,146
1,500,000	5.35%, 09/01/2040	1,485,793
1,000,000	CBS Corp 3.70%, 08/15/2024	972,017
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.58%, 07/23/2020	500,300
500,000	4.91%, 07/23/2025	507,477
500,000	5.38%, 05/01/2047	476,634
1,000,000	Cisco Systems Inc 2.20%, 09/20/2023	951,568
1,000,000	Comcast Corp 3.40%, 07/15/2046	807,854
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,894,032
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	996,342
500,000	8.75%, 06/15/2030	671,055
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	979,755
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,016,145
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,008,002
750,000	4.50%, 09/15/2042	639,211
	Warner Media LLC
1,000,000	4.75%, 03/29/2021	1,030,183
1,000,000	4.85%, 07/15/2045	931,281
	Verizon Communications Inc
500,000	2.45%, 11/01/2022	479,928
1,000,000	4.15%, 03/15/2024	1,018,549
1,000,000	2.63%, 08/15/2026	906,217
1,890,000	4.27%, 01/15/2036	1,799,096

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 2,000,000	3.85%, 11/01/2042	$ 1,727,286
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,983,728
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	878,964
1,000,000	4.13%, 12/01/2041	983,041
1,000,000	3.00%, 07/30/2046	802,659
		33,187,079
Consumer, Cyclical — 1.73%
1,000,000	American Honda Finance Corp 1.70%, 09/09/2021	958,208
1,000,000	Best Buy Co Inc 4.45%, 10/01/2028	995,106
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	928,520
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	487,683
1,000,000	3.70%, 04/01/2027	973,499
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	935,313
1,000,000	Dollar General Corp 4.13%, 05/01/2028	985,689
1,000,000	Dollar Tree Inc 4.00%, 05/15/2025	980,341
	Ford Motor Co
500,000	4.35%, 12/08/2026	470,786
500,000	5.29%, 12/08/2046	444,709
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	992,879
500,000	General Motors Co 5.15%, 04/01/2038	464,554
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	977,939
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	986,571
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	993,823
1,000,000	McDonald's Corp 3.35%, 04/01/2023	991,289
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,196,784
	PACCAR Financial Corp
1,000,000	2.50%, 08/14/2020	990,148
1,000,000	2.30%, 08/10/2022	958,367
1,000,000	Ralph Lauren Corp 3.75%, 09/15/2025	988,579
	Starbucks Corp
1,500,000	2.20%, 11/22/2020	1,470,383
1,000,000	3.50%, 03/01/2028(b)	959,614
1,000,000	Tapestry Inc 3.00%, 07/15/2022	963,836
743,675	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	736,643
	Walmart Inc
2,000,000	3.13%, 06/23/2021	2,004,012
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	3.63%, 12/15/2047	$ 935,345
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	962,734
1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	970,000
		26,703,354
Consumer, Non-Cyclical — 4.84%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	740,653
1,500,000	3.75%, 11/30/2026	1,495,268
1,000,000	4.90%, 11/30/2046	1,084,571
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	959,409
1,000,000	4.88%, 11/14/2048	984,005
1,000,000	Aetna Inc 3.88%, 08/15/2047	880,250
500,000	Alberto-Culver Co 5.15%, 06/01/2020	515,300
	Altria Group Inc
500,000	2.85%, 08/09/2022	488,544
1,000,000	3.88%, 09/16/2046	877,315
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,250,469
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,455,525
1,000,000	4.90%, 02/01/2046	1,002,140
	Anheuser-Busch InBev Worldwide Inc
2,000,000	3.50%, 01/12/2024	1,978,692
580,000	4.44%, 10/06/2048	543,503
	Anthem Inc
923,000	3.13%, 05/15/2022	908,329
1,000,000	3.65%, 12/01/2027	950,351
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	960,347
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	972,339
	BAT Capital Corp(a)
1,000,000	2.76%, 08/15/2022	963,452
500,000	4.39%, 08/15/2037	464,627
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	993,050
1,000,000	4.38%, 12/15/2028	979,118
985,000	3.60%, 07/15/2042	771,158
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	987,565
	Biogen Inc
140,000	2.90%, 09/15/2020	139,269
311,000	3.63%, 09/15/2022	311,668
1,500,000	4.05%, 09/15/2025	1,503,536
1,000,000	Brown-Forman Corp 4.00%, 04/15/2038	989,503
	Celgene Corp
1,000,000	2.88%, 02/19/2021	988,511
1,000,000	3.63%, 05/15/2024	985,852

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	CVS Health Corp
$ 660,000	3.35%, 03/09/2021	$ 658,745
1,000,000	5.05%, 03/25/2048	1,021,646
2,172,297	CVS Pass Through Trust 6.04%, 12/10/2028	2,316,333
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,005,550
	Ecolab Inc
500,000	2.38%, 08/10/2022	479,231
438,000	2.70%, 11/01/2026	405,244
1,000,000	3.70%, 11/01/2046	904,664
1,000,000	Edwards Lifesciences Corp 4.30%, 06/15/2028	998,945
900,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	900,813
1,000,000	General Mills Inc 4.55%, 04/17/2038	957,428
1,000,000	Gilead Sciences Inc 4.75%, 03/01/2046	1,029,258
1,000,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	997,932
	Halfmoon Parent Inc(a)
1,000,000	4.38%, 10/15/2028	996,527
750,000	4.80%, 08/15/2038	748,829
	Humana Inc
1,000,000	2.90%, 12/15/2022	968,733
1,000,000	3.95%, 03/15/2027	982,446
750,000	Ingredion Inc 4.63%, 11/01/2020	765,766
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	930,358
500,000	Keurig Dr Pepper Inc(a) 4.60%, 05/25/2028	501,719
	Kraft Heinz Foods Co
60,000	3.50%, 06/06/2022	59,616
1,010,000	4.88%, 02/15/2025(a)	1,026,289
1,000,000	3.95%, 07/15/2025	985,049
1,000,000	4.38%, 06/01/2046	881,788
284,000	Life Technologies Corp 6.00%, 03/01/2020	294,207
1,000,000	Magellan Health Inc 4.40%, 09/22/2024	964,679
	McCormick & Co Inc
245,000	3.90%, 07/15/2021	246,812
357,000	3.25%, 11/15/2025	336,426
	Medtronic Inc
500,000	2.50%, 03/15/2020	496,655
500,000	3.50%, 03/15/2025	495,997
500,000	4.63%, 03/15/2045	528,684
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	961,445
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	442,809
	Moody's Corp
1,000,000	4.50%, 09/01/2022	1,028,468
1,000,000	3.25%, 01/15/2028	930,514
	Mylan NV
500,000	3.15%, 06/15/2021	492,183
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	3.95%, 06/15/2026	$ 945,979
2,000,000	Novartis Capital Corp 3.40%, 05/06/2024	2,004,684
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	897,278
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	547,456
1,164,000	3.50%, 12/15/2021	1,145,686
1,000,000	Pfizer Inc 4.00%, 12/15/2036	988,372
500,000	Philip Morris International Inc 4.13%, 03/04/2043	463,936
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	947,616
700,000	Roche Holdings Inc(a) 1.75%, 01/28/2022	665,218
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,025,447
1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	966,150
1,000,000	Sysco Corp 3.25%, 07/15/2027	939,069
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	282,333
	UnitedHealth Group Inc
500,000	2.60%, 06/15/2021(c) 3-mo. LIBOR + 0.26%	500,708
500,000	4.63%, 07/15/2035	532,088
500,000	3.95%, 10/15/2042	476,110
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	603,000
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,237,774
2,028,000	4.25%, 08/15/2035	1,892,057
	Zoetis Inc
750,000	3.25%, 08/20/2021	748,837
900,000	4.70%, 02/01/2043	919,665
		74,595,570
Energy — 2.94%
1,000,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	976,547
1,000,000	Baker Hughes, a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	939,658
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,013,898
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	966,324
1,000,000	3.81%, 02/10/2024(b)	1,011,539
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	954,218

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	CNOOC Finance 2013 Ltd
$ 1,500,000	3.00%, 05/09/2023	$ 1,437,448
1,059,000	4.25%, 05/09/2043	997,394
1,000,000	Colonial Pipeline Co(a) 4.25%, 04/15/2048	956,666
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,176,764
700,000	Ecopetrol SA 4.13%, 01/16/2025	679,000
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	675,859
200,000	EOG Resources Inc 2.63%, 03/15/2023	192,685
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	939,496
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,444,644
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	980,622
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	515,954
	Halliburton Co
1,000,000	3.50%, 08/01/2023	996,104
1,000,000	5.00%, 11/15/2045	1,066,294
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	997,911
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	503,179
500,000	4.70%, 11/01/2042	469,400
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	399,371
500,000	5.30%, 12/01/2034	516,247
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	965,269
150,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	153,502
1,000,000	MPLX LP 4.50%, 04/15/2038	941,336
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	944,128
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	570,597
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	462,418
500,000	Petro-Canada 6.80%, 05/15/2038	636,665
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,031,910
1,500,000	3.50%, 01/30/2023	1,422,000
1,000,000	6.50%, 03/13/2027	1,021,500
1,600,000	6.63%, 06/15/2035	1,589,600
833,000	6.35%, 02/12/2048(a)	763,028
500,000	Phillips 66 4.65%, 11/15/2034	506,531
	Phillips 66 Partners LP
95,000	2.65%, 02/15/2020	94,090
1,000,000	4.90%, 10/01/2046	980,085
Principal Amount		Fair Value
Energy — (continued)
	Plains All American Pipeline LP / PAA Finance Corp
$ 1,000,000	3.60%, 11/01/2024	$ 962,189
750,000	4.30%, 01/31/2043	636,395
	Sabine Pass Liquefaction LLC
625,000	5.63%, 02/01/2021	650,059
1,000,000	4.20%, 03/15/2028	969,552
	Shell International Finance BV
2,000,000	1.75%, 09/12/2021	1,923,024
750,000	3.63%, 08/21/2042	694,748
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	990,074
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	941,119
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,022,798
750,000	Total Capital International SA 2.88%, 02/17/2022	739,119
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,689,039
500,000	Valero Energy Corp 7.50%, 04/15/2032	636,403
500,000	Valero Energy Partners LP 4.50%, 03/15/2028	490,905
		45,235,305
Financial — 8.23%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,495,562
1,000,000	3.88%, 01/23/2028	927,212
1,000,000	Air Lease Corp 3.38%, 06/01/2021	993,496
521,739	ALEX Alpha LLC 1.62%, 08/15/2024	498,351
1,000,000	Allstate Corp 3.15%, 06/15/2023	980,950
1,000,000	American Express Co 8.15%, 03/19/2038	1,404,781
1,500,000	American Express Credit Corp 3.30%, 05/03/2027	1,440,698
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026	447,085
2,000,000	3.35%, 05/15/2027(b)	1,917,662
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	983,583
1,000,000	2.37%, 07/21/2021(c) 3-mo. LIBOR + 0.66%	982,435
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	1,956,520
2,000,000	3.30%, 01/11/2023	1,969,942
1,000,000	3.95%, 04/21/2025	978,684
1,000,000	3.50%, 04/19/2026	966,282

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	6.11%, 01/29/2037	$ 574,342
1,000,000	5.88%, 02/07/2042	1,184,177
1,000,000	Bank of Montreal 1.90%, 08/27/2021	960,687
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	999,948
1,000,000	Bank of Nova Scotia 3.13%, 04/20/2021	994,788
1,000,000	Barclays Bank PLC 2.65%, 01/11/2021	980,278
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,408,617
2,129,637	BGS CTL Pass Through Trust 6.36%, 06/15/2033	2,430,142
1,000,000	BlackRock Inc 3.20%, 03/15/2027	963,273
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	826,332
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,032,358
2,000,000	3.30%, 10/30/2024	1,903,388
	Charles Schwab Corp
1,000,000	3.25%, 05/21/2021	1,000,054
1,000,000	2.65%, 01/25/2023	967,468
1,000,000	Citibank NA 2.13%, 10/20/2020	976,500
	Citigroup Inc
2,000,000	4.50%, 01/14/2022	2,056,179
1,000,000	3.40%, 05/01/2026	948,788
1,250,000	4.45%, 09/29/2027	1,234,841
500,000	6.63%, 01/15/2028	574,305
1,200,000	4.65%, 07/30/2045	1,206,330
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	974,176
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,007,769
	Credit Suisse AG
500,000	3.00%, 10/29/2021	492,815
500,000	3.63%, 09/09/2024	492,633
1,691,694	Durrah MSN 35603 1.68%, 01/22/2025	1,612,598
2,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,993,845
1,000,000	Goldman Sachs Bank 3.20%, 06/05/2020	1,002,647
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	989,194
1,000,000	2.60%, 12/27/2020	983,900
2,500,000	3.00%, 04/26/2022	2,449,747
1,000,000	3.50%, 01/23/2025	968,245
1,100,000	6.75%, 10/01/2037	1,321,659
1,000,000	6.25%, 02/01/2041	1,200,266
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	941,179
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,003,952
Principal Amount		Fair Value
Financial — (continued)
	HSBC Holdings PLC
$ 1,000,000	3.40%, 03/08/2021	$ 997,539
1,000,000	4.25%, 03/14/2024	993,723
500,000	3.90%, 05/25/2026	484,634
750,000	6.50%, 09/15/2037	886,360
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	930,486
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	945,302
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	983,195
	JPMorgan Chase & Co
1,000,000	2.75%, 06/23/2020	992,460
1,000,000	4.35%, 08/15/2021	1,025,310
1,500,000	2.70%, 05/18/2023	1,442,488
2,600,000	3.88%, 09/10/2024	2,574,370
1,000,000	2.95%, 10/01/2026	928,572
1,000,000	3.63%, 12/01/2027	942,540
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	933,966
1,000,000	5.50%, 10/15/2040	1,141,069
	KeyBank NA
650,000	2.50%, 12/15/2019	646,506
2,000,000	3.38%, 03/07/2023(b)	1,986,444
500,000	Kilroy Realty LP 3.80%, 01/15/2023	495,625
500,000	Kimco Realty Corp 2.70%, 03/01/2024	465,548
	Kreditanstalt fuer Wiederaufbau
2,000,000	1.50%, 04/20/2020	1,958,000
2,000,000	2.75%, 09/08/2020	1,993,121
2,000,000	2.00%, 10/04/2022	1,919,131
1,000,000	Markel Corp 3.63%, 03/30/2023	980,959
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	972,357
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,066,095
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,480,275
	Morgan Stanley
1,000,000	5.50%, 07/28/2021	1,052,560
1,000,000	3.70%, 10/23/2024	984,286
1,500,000	3.13%, 07/27/2026	1,396,735
2,500,000	4.35%, 09/08/2026	2,478,831
1,000,000	4.30%, 01/27/2045	961,959
1,000,000	MUFG Americas Holdings Corp 2.25%, 02/10/2020	987,038
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	992,554
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	663,504

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	$ 914,927
1,000,000	PNC Bank NA 2.60%, 07/21/2020	992,799
500,000	Prologis LP 4.25%, 08/15/2023	515,339
500,000	Protective Life Corp 8.45%, 10/15/2039	694,516
1,000,000	Regions Bank 2.75%, 04/01/2021	982,226
	Royal Bank of Canada
3,000,000	2.50%, 01/19/2021	2,951,037
1,000,000	3.20%, 04/30/2021	998,124
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,457,408
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,932,496
1,000,000	State Street Corp 2.55%, 08/18/2020	992,294
250,000	Susa Partnership LP 7.50%, 12/01/2027	299,236
1,000,000	Synchrony Bank 3.65%, 05/24/2021	991,021
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	57,669
1,000,000	Toronto-Dominion Bank(b) 1.80%, 07/13/2021	961,403
500,000	Travelers Cos Inc 6.25%, 06/15/2037	621,605
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,225,975
1,000,000	3.00%, 03/15/2022	988,757
1,000,000	3.10%, 04/27/2026	945,023
1,000,000	US Bank NA 3.15%, 04/26/2021	998,071
500,000	Ventas Realty LP 3.25%, 10/15/2026	462,265
1,000,000	Visa Inc 2.80%, 12/14/2022	980,383
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,461,178
1,500,000	3.00%, 04/22/2026	1,395,152
750,000	4.30%, 07/22/2027	746,756
500,000	5.38%, 02/07/2035	558,281
1,000,000	4.40%, 06/14/2046	939,440
1,000,000	Wells Fargo Bank NA 2.60%, 01/15/2021	983,066
500,000	Welltower Inc 4.00%, 06/01/2025	493,102
1,000,000	Westpac Banking Corp 2.65%, 01/25/2021	984,155
		126,807,909
Industrial — 2.21%
225,000	Agilent Technologies Inc 3.20%, 10/01/2022	221,086
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Amphenol Corp 4.00%, 02/01/2022	$ 1,013,231
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	944,948
411,984	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	425,256
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	455,041
500,000	5.15%, 09/01/2043	559,787
	Canadian National Railway Co
214,000	2.85%, 12/15/2021	211,035
720,000	2.25%, 11/15/2022	685,104
1,000,000	3.50%, 11/15/2042	890,835
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	959,419
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,142,980
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,086,467
1,000,000	FedEx Corp 3.90%, 02/01/2035	940,419
500,000	FLIR Systems Inc 3.13%, 06/15/2021	491,935
	General Dynamics Corp
500,000	2.88%, 05/11/2020	498,776
250,000	3.00%, 05/11/2021	248,618
1,000,000	3.50%, 05/15/2025	998,182
1,000,000	General Electric Co 4.13%, 10/09/2042	890,329
1,000,000	Hubbell Inc 3.50%, 02/15/2028	943,911
605,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	593,291
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	989,023
1,000,000	3.90%, 04/15/2025	979,829
1,000,000	nVent Finance Sarl(a) 3.95%, 04/15/2023	982,187
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	1,030,000
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,000,071
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,032,228
188,000	Republic Services Inc 3.20%, 03/15/2025	180,809
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	949,341
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	964,954
1,000,000	4.35%, 04/15/2047	952,729
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,316,534

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 615,000	Ryder System Inc 2.80%, 03/01/2022	$ 599,525
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,033,329
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	982,072
1,500,000	Textron Inc 4.30%, 03/01/2024	1,514,395
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,000,444
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	914,543
660,826	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	710,521
315,561	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	341,483
500,000	United Parcel Service Inc 2.40%, 11/15/2026	456,320
1,000,000	United Technologies Corp 3.75%, 11/01/2046	873,774
1,000,000	Vulcan Materials Co 3.90%, 04/01/2027	953,458
		33,958,219
Technology — 1.66%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	950,495
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,918,363
1,000,000	2.75%, 01/13/2025	957,670
1,500,000	3.00%, 11/13/2027	1,422,937
1,000,000	3.85%, 05/04/2043	961,046
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	962,443
	Fidelity National Information Services Inc
1,910,000	2.25%, 08/15/2021	1,844,261
1,000,000	4.25%, 05/15/2028	1,001,401
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,001,463
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,026,923
1,000,000	Intel Corp 4.10%, 05/19/2046	987,010
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	969,987
	Microsoft Corp
1,000,000	3.13%, 11/03/2025	978,460
2,000,000	3.45%, 08/08/2036	1,905,269
1,000,000	4.45%, 11/03/2045	1,069,143
1,000,000	NVIDIA Corp 2.20%, 09/16/2021	971,700
Principal Amount		Fair Value
Technology — (continued)
	Oracle Corp
$ 1,000,000	1.90%, 09/15/2021	$ 965,053
1,000,000	3.40%, 07/08/2024	991,059
1,000,000	4.30%, 07/08/2034	1,020,124
1,000,000	QUALCOMM Inc 2.90%, 05/20/2024	956,839
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	992,514
1,700,000	3.70%, 04/11/2028	1,684,394
		25,538,554
Utilities — 1.77%
1,000,000	AEP Texas Inc 3.80%, 10/01/2047	894,745
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	993,023
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,010,827
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	943,219
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	961,439
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,001,486
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,895,612
1,000,000	DTE Electric Co 3.75%, 08/15/2047	926,550
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	920,529
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,190,897
749,005	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	764,176
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	983,083
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	970,240
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	584,044
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	513,131
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	557,641
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,098,392
1,000,000	Northern States Power Co 4.00%, 08/15/2045	979,212
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	951,594
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,905,444

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	$ 511,439
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,043,000
1,000,000	4.05%, 05/01/2045	965,154
1,000,000	4.15%, 11/01/2045	980,730
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	990,181
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	505,400
500,000	Union Electric Co 8.45%, 03/15/2039	748,028
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,465,626
		27,254,842
TOTAL CORPORATE BONDS AND NOTES — 26.07% (Cost $410,871,063)		$ 401,483,119
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	963,716
	Asian Development Bank
1,500,000	1.63%, 03/16/2021(b)	1,452,390
1,500,000	5.82%, 06/16/2028	1,772,918
	Colombia Government International Bond
500,000	4.38%, 07/12/2021	509,000
1,250,000	4.00%, 02/26/2024	1,250,000
1,750,000	5.00%, 06/15/2045	1,745,625
	European Investment Bank
2,000,000	2.88%, 09/15/2020	1,997,320
2,500,000	2.13%, 10/15/2021	2,435,425
2,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	2,526,602
1,000,000	FMS Wertmanagement 1.38%, 06/08/2021	958,120
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,067,000
	Inter-American Development Bank
1,500,000	1.75%, 10/15/2019	1,484,771
1,000,000	1.88%, 06/16/2020	983,143
2,500,000	1.75%, 04/14/2022(b)	2,391,145
	International Bank for Reconstruction & Development
1,000,000	2.13%, 11/01/2020	984,311
2,000,000	1.63%, 02/10/2022(b)	1,910,648
1,500,000	7.63%, 01/19/2023(b)	1,770,048
1,500,000	International Finance Corp 1.13%, 07/20/2021	1,425,291
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	$ 1,111,310
	Japan Bank for International Cooperation
1,500,000	2.25%, 02/24/2020	1,484,623
1,500,000	2.25%, 11/04/2026(b)	1,372,816
	Mexico Government International Bond
1,000,000	3.60%, 01/30/2025	971,000
500,000	6.75%, 09/27/2034	597,500
2,000,000	4.60%, 01/23/2046	1,865,000
500,000	Panama Government International Bond 3.88%, 03/17/2028	495,255
800,000	Peruvian Government International Bond 4.13%, 08/25/2027	824,808
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,104,927
600,000	6.38%, 10/23/2034	748,150
500,000	3.70%, 03/01/2041	465,057
2,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	1,816,232
	Province of British Columbia Canada
2,000,000	2.65%, 09/22/2021(b)	1,972,418
2,000,000	2.25%, 06/02/2026	1,848,432
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	1,815,212
	Province of Ontario Canada
1,500,000	4.40%, 04/14/2020	1,531,581
2,000,000	3.20%, 05/16/2024	1,981,791
1,000,000	Province of Quebec Canada 2.75%, 04/12/2027	951,307
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,577,055
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	538,032
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.42% (Cost $54,199,951)		$ 52,699,979
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.24%
1,000,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	971,386

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	$ 2,514,534
1,000,000	Credit Suisse Mortgage Capital Certificates(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,007,270
867,613	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	847,153
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	1,918,697
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,550,802
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	993,742
1,010,617	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.99%, 10/25/2029	988,581
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	503,727
830,389	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	830,038
	Wells Fargo Commercial Mortgage Trust
	Series 016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	476,037
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	3,927,417
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,503,963
136,376	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	136,236
		19,169,583
U.S. Government Agency — 28.83%
	Federal Home Loan Mortgage Corp
29,933	4.50%, 04/01/2020	30,303
14,567	5.00%, 12/01/2020	14,969
24,733	4.00%, 01/01/2021	25,254
17,526	5.00%, 04/01/2021	17,842
7,975	5.00%, 05/01/2021	8,083
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 11,822	5.50%, 05/01/2021	$ 12,070
29,781	5.50%, 06/01/2022	30,549
505,997	2.50%, 11/01/2022	499,413
7,904	5.00%, 03/01/2023	8,172
146,964	5.00%, 09/01/2024	154,330
180,348	4.50%, 10/01/2024	186,486
682,653	4.00%, 05/01/2026	699,166
212,050	3.50%, 08/01/2026	213,450
1,426,902	3.00%, 01/01/2027	1,416,673
10,676	7.50%, 05/01/2027	11,882
1,973,982	3.00%, 02/01/2029	1,955,224
13,941	6.50%, 04/01/2029	15,423
1,866,344	3.00%, 07/01/2029	1,852,950
1,871,166	2.50%, 02/01/2030	1,814,117
2,123	7.50%, 08/01/2030	2,456
4,279,355	2.50%, 12/01/2031	4,129,236
1,307,393	2.50%, 02/01/2032	1,261,500
471,041	3.50%, 04/01/2032	472,802
444,040	3.50%, 08/01/2032	446,926
435,674	2.50%, 10/01/2032	420,374
154,382	6.50%, 11/01/2032	170,788
1,174,862	2.50%, 12/01/2032	1,133,587
492,566	3.50%, 05/01/2033	495,792
53,497	4.50%, 08/01/2033	55,486
23,159	5.00%, 02/01/2034	24,577
780,219	4.00%, 06/01/2034	799,632
19,385	5.00%, 07/01/2034	20,399
108,858	5.00%, 09/01/2035	115,625
29,305	6.00%, 03/01/2036	32,420
20,343	6.00%, 04/01/2036	22,496
111,970	5.00%, 06/01/2036	118,890
2,487,229	3.00%, 09/01/2036	2,424,949
731,822	6.50%, 10/01/2036	809,594
216,519	5.50%, 10/01/2037	234,796
26,158	5.50%, 11/01/2037	28,171
35,719	5.50%, 12/01/2037	38,047
207,849	5.00%, 12/01/2039	220,859
522,786	5.00%, 02/01/2040	555,413
391,623	5.00%, 05/01/2040	415,952
144,270	4.50%, 07/01/2040	150,534
230,405	5.00%, 08/01/2040	244,718
380,536	4.00%, 10/01/2040	387,608
1,011,642	4.00%, 01/01/2041	1,030,437
1,766,107	4.00%, 02/01/2041	1,798,925
330,882	4.00%, 04/01/2041	337,029
971,061	3.50%, 11/01/2041	962,973
824,580	3.50%, 02/01/2042	817,714
1,029,611	3.50%, 03/01/2042	1,021,037
573,109	4.00%, 03/01/2042	583,774
654,617	3.50%, 07/01/2042	649,165
1,107,086	3.50%, 08/01/2042	1,097,866
534,707	3.00%, 09/01/2042	508,033
927,395	3.50%, 11/01/2042	919,670
748,560	3.50%, 05/01/2043	742,352
2,600,478	3.00%, 09/01/2043	2,509,682
472,595	4.00%, 10/01/2043	479,781
1,311,475	4.00%, 11/01/2043	1,333,356
488,570	4.50%, 11/01/2043	505,619

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 972,439	4.00%, 01/01/2044	$ 986,275
1,094,158	4.00%, 09/01/2044	1,108,088
2,552,670	4.50%, 10/01/2044	2,638,222
2,033,792	3.50%, 11/01/2044	2,009,302
3,126,342	3.00%, 04/01/2045	3,004,152
1,634,939	4.00%, 04/01/2045	1,655,713
1,262,308	3.00%, 06/01/2045	1,212,801
1,632,320	3.00%, 08/01/2045	1,568,299
1,429,107	3.50%, 10/01/2045	1,410,121
759,164	4.00%, 12/01/2045	767,888
2,660,722	3.50%, 04/01/2046	2,620,390
6,391,392	3.00%, 11/01/2046	6,124,449
2,397,540	3.00%, 12/01/2046	2,297,647
5,355,952	3.00%, 02/01/2047	5,129,732
710,888	2.50%, 03/01/2047	658,011
3,135,843	4.00%, 05/01/2047	3,170,200
5,381,272	4.00%, 07/01/2047	5,438,985
686,900	3.50%, 08/01/2047	676,468
8,749,719	3.50%, 10/01/2047	8,615,630
3,774,878	4.50%, 10/01/2047	3,913,711
2,429,759	3.50%, 11/01/2047	2,392,552
479,463	4.50%, 11/01/2047	495,377
1,193,292	3.00%, 12/01/2047	1,142,438
1,456,958	3.50%, 01/01/2048	1,434,446
1,918,905	4.00%, 02/01/2048	1,940,098
1,202,269	3.50%, 03/01/2048	1,183,820
1,420,924	4.00%, 05/01/2048	1,435,549
971,163	4.50%, 05/01/2048	1,003,060
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	981,218
	Series K036 Class A1
1,510,730	2.78%, 04/25/2023	1,493,899
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	987,079
	Series K061 Class A1
716,962	3.01%, 08/25/2026	707,194
	Series K061 Class A2
750,000	3.35%, 11/25/2026	742,131
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,070,642
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	1,962,977
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	1,974,058
	Federal National Mortgage Association
4,971	4.00%, 04/01/2019	5,074
4,732	5.00%, 10/01/2020	4,875
7,269	8.00%, 11/01/2022	7,559
86,255	4.00%, 02/01/2025	88,067
1,130,742	3.50%, 12/01/2025	1,137,219
327,124	4.00%, 01/01/2026	334,002
534,405	3.50%, 02/01/2026	537,467
475,836	3.00%, 12/01/2026	472,900
982,061	3.00%, 02/01/2027	976,001
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 694,226	3.00%, 03/01/2027	$ 689,942
1,249,611	3.00%, 04/01/2027	1,241,897
1,128,513	2.50%, 09/01/2027	1,098,212
1,497,103	2.50%, 02/01/2028	1,456,541
2,329,254	2.50%, 06/01/2028	2,264,684
58,849	6.00%, 01/01/2029	63,562
720,002	3.00%, 03/01/2029	713,778
610,724	3.50%, 04/01/2029	614,666
383,221	3.50%, 09/01/2029	386,100
351,343	2.50%, 02/01/2030	340,610
312,992	2.50%, 06/01/2030	303,432
427,013	4.00%, 09/01/2030	434,542
1,283,333	3.00%, 10/01/2030	1,272,230
126,397	8.00%, 10/01/2030	139,758
1,091,638	3.50%, 01/01/2031	1,083,042
1,592,520	3.00%, 02/01/2031	1,574,671
1,131,352	4.50%, 08/01/2031	1,171,702
3,633,432	2.50%, 09/01/2031	3,508,936
386,056	3.50%, 01/01/2032	387,541
1,582,501	3.50%, 02/01/2032	1,592,241
75,770	6.50%, 06/01/2032	83,069
43,798	7.00%, 07/01/2032	49,636
1,595,758	3.00%, 08/01/2032	1,577,873
101,022	6.50%, 08/01/2032	110,754
4,513,117	3.00%, 10/01/2032	4,462,534
914,219	3.00%, 11/01/2032	898,688
1,303,966	3.00%, 02/01/2033	1,281,811
454,466	5.50%, 03/01/2033	489,886
79,547	5.50%, 05/01/2033	86,526
493,547	3.50%, 06/01/2033	496,374
797,991	3.00%, 08/01/2033	784,430
64,207	5.00%, 09/01/2033	68,167
50,026	5.50%, 01/01/2034	53,764
443,443	4.00%, 02/01/2034	454,547
277,932	5.50%, 03/01/2034	302,204
247,478	5.50%, 05/01/2034	267,510
70,160	5.50%, 02/01/2035	75,821
143,573	6.00%, 02/01/2035	158,030
931,393	3.00%, 03/01/2035	915,558
788,551	5.00%, 05/01/2035	837,228
15,035	5.00%, 07/01/2035	15,954
151,420	5.00%, 09/01/2035	160,754
169,054	5.00%, 10/01/2035	179,537
95,477	6.00%, 10/01/2035	105,086
139,700	5.50%, 11/01/2035	150,798
24,218	6.00%, 11/01/2035	26,157
50,087	6.00%, 12/01/2035	55,055
58,820	5.50%, 04/01/2036	63,449
170,060	6.00%, 04/01/2036	185,430
505,457	6.00%, 06/01/2036	557,113
18,307	6.50%, 08/01/2036	20,287
134,558	5.50%, 10/01/2036	145,429
96,088	5.50%, 11/01/2036	103,724
875,962	6.00%, 12/01/2036	952,331
2,601,848	3.00%, 01/01/2037	2,537,464
75,722	5.00%, 07/01/2037	80,393
417,949	5.50%, 08/01/2037	451,651
626,804	5.50%, 01/01/2038	674,574

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 307,286	6.00%, 03/01/2038	$ 338,678
162,590	5.50%, 07/01/2038	176,886
94,135	6.00%, 05/01/2039	103,765
788,147	4.50%, 08/01/2039	820,943
887,416	5.00%, 08/01/2039	943,901
669,060	5.00%, 12/01/2039	714,132
515,151	4.50%, 03/01/2040	536,500
545,042	5.00%, 06/01/2040	579,947
3,485,705	4.50%, 08/01/2040	3,627,672
873,653	4.50%, 09/01/2040	909,221
233,336	4.50%, 11/01/2040	242,802
345,310	5.00%, 11/01/2040	367,267
256,289	5.00%, 01/01/2041	272,899
2,332,551	4.00%, 02/01/2041	2,373,071
2,697,882	4.50%, 03/01/2041	2,807,301
3,922,476	5.00%, 05/01/2041	4,173,891
699,062	4.00%, 09/01/2041	711,219
441,733	4.50%, 10/01/2041	459,717
1,662,028	3.50%, 12/01/2041	1,648,648
1,620,047	4.00%, 01/01/2042	1,648,202
1,036,571	3.50%, 02/01/2042	1,028,228
5,572,900	3.00%, 09/01/2042	5,383,864
936,328	3.50%, 09/01/2042	916,242
3,440,865	3.00%, 12/01/2042	3,322,597
1,842,585	3.00%, 02/01/2043	1,779,665
3,610,852	3.00%, 03/01/2043	3,482,967
974,893	3.00%, 04/01/2043	940,944
3,102,651	3.50%, 05/01/2043	3,076,745
132,591	4.00%, 06/01/2043	134,825
430,077	4.00%, 07/01/2043	437,743
3,074,792	3.00%, 08/01/2043	2,967,864
1,031,188	3.50%, 08/01/2043	1,022,887
616,399	3.00%, 09/01/2043	595,387
499,234	4.00%, 09/01/2043	508,176
1,551,364	4.00%, 12/01/2043	1,579,153
1,182,238	5.00%, 01/01/2044	1,243,502
2,032,551	3.00%, 02/01/2044	1,961,730
1,471,811	3.50%, 06/01/2044	1,456,468
1,143,987	3.50%, 08/01/2044	1,131,043
1,784,959	4.00%, 08/01/2044	1,818,452
2,489,607	3.50%, 10/01/2044	2,461,276
478,229	4.00%, 12/01/2044	483,954
1,080,660	3.50%, 05/01/2045	1,068,359
633,229	4.00%, 06/01/2045	642,412
741,996	3.50%, 11/01/2045	733,377
8,535,043	3.50%, 12/01/2045	8,435,897
5,074,672	3.50%, 01/01/2046	5,015,199
778,899	4.00%, 01/01/2046	787,541
5,556,750	3.50%, 02/01/2046	5,491,628
2,598,194	3.50%, 03/01/2046	2,566,939
4,076,611	3.00%, 06/01/2046	3,906,293
1,321,613	3.00%, 07/01/2046	1,266,327
12,110,869	3.50%, 07/01/2046	11,960,959
1,134,484	2.50%, 10/01/2046	1,050,279
4,849,386	3.00%, 10/01/2046	4,649,096
3,104,870	4.00%, 10/01/2046	3,138,042
1,888,960	3.00%, 11/01/2046	1,809,550
3,436,411	3.00%, 12/01/2046	3,291,594
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 437,465	3.50%, 12/01/2046	$ 431,728
2,874,330	3.50%, 01/01/2047	2,836,185
2,707,666	3.50%, 02/01/2047	2,671,732
3,064,700	4.00%, 03/01/2047	3,096,898
1,587,503	4.00%, 04/01/2047	1,604,059
3,513,874	4.00%, 05/01/2047	3,550,519
3,083,540	4.00%, 06/01/2047	3,115,618
1,460,229	4.50%, 06/01/2047	1,507,652
1,794,683	3.50%, 07/01/2047	1,768,640
4,138,468	3.50%, 08/01/2047	4,078,600
3,535,566	4.00%, 08/01/2047	3,572,075
1,326,611	3.00%, 09/01/2047	1,270,671
1,366,759	4.00%, 09/01/2047	1,380,837
2,336,897	4.50%, 09/01/2047	2,412,412
3,035,531	4.00%, 10/01/2047	3,066,722
4,589,136	3.50%, 12/01/2047	4,518,778
1,081,981	3.50%, 01/01/2048	1,065,394
1,580,465	3.50%, 02/01/2048	1,556,225
1,463,714	4.00%, 05/01/2048	1,478,752
3,191,471	4.00%, 06/01/2048	3,224,227
1,357,270	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,294,115
	Government National Mortgage Association
9,096	7.00%, 07/15/2025	9,655
8,036	7.50%, 12/15/2025	8,427
154,930	3.50%, 02/15/2026	157,561
117,028	4.00%, 04/20/2026	119,849
1,438,523	2.50%, 04/15/2027	1,395,902
895,950	3.00%, 06/20/2027	891,801
1,598,498	2.50%, 11/20/2030	1,551,262
257,168	5.00%, 11/15/2033	273,116
50,618	5.50%, 12/15/2035	54,976
63,153	5.00%, 12/20/2035	67,311
117,287	6.00%, 01/20/2036	128,111
139,332	5.50%, 02/20/2036	149,811
862,123	5.00%, 06/15/2039	915,816
541,252	4.50%, 01/20/2040	567,426
810,092	4.00%, 05/20/2040	836,112
276,500	4.50%, 07/20/2040	289,884
162,810	5.50%, 07/20/2040	174,748
258,039	4.50%, 09/20/2040	270,528
936,790	4.00%, 10/15/2040	959,131
498,558	4.00%, 09/15/2041	510,547
93,743	4.50%, 12/20/2041	98,273
473,334	3.50%, 06/15/2042	472,786
1,459,263	3.50%, 06/20/2042	1,460,697
1,688,853	3.50%, 08/15/2042	1,686,900
863,401	3.00%, 10/15/2042	839,858
1,078,481	3.00%, 02/15/2043	1,049,072
2,817,572	3.50%, 10/20/2044	2,811,243
1,441,856	3.00%, 01/20/2046	1,402,656
2,317,486	3.50%, 02/20/2046	2,309,780
1,461,520	3.50%, 03/20/2046	1,456,660
736,494	4.00%, 03/20/2046	753,027

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,835,110	3.00%, 04/20/2046	$ 3,724,322
1,622,383	3.50%, 04/20/2046	1,616,488
2,027,925	3.50%, 05/20/2046	2,020,244
7,641,890	3.00%, 08/20/2046	7,416,400
2,434,976	3.00%, 09/20/2046	2,364,245
1,378,952	3.50%, 09/20/2046	1,372,878
2,569,485	3.50%, 10/20/2046	2,557,771
1,263,957	3.00%, 11/20/2046	1,226,075
1,892,232	3.00%, 12/20/2046	1,835,226
10,422,613	3.00%, 01/20/2047	10,108,112
2,044,943	3.50%, 01/20/2047	2,034,988
1,279,752	3.00%, 04/20/2047	1,241,011
2,531,861	3.50%, 04/20/2047	2,519,525
6,031,900	4.00%, 04/20/2047	6,145,607
2,268,848	3.50%, 05/20/2047	2,257,792
921,007	3.50%, 06/20/2047	916,302
4,976,147	3.50%, 07/20/2047	4,951,862
5,194,709	3.50%, 08/20/2047	5,169,350
3,952,997	4.00%, 09/20/2047	4,022,891
895,695	4.00%, 10/20/2047	911,531
2,999,584	3.50%, 12/20/2047	2,984,930
2,183,283	3.50%, 01/20/2048	2,172,610
5,209,279	4.00%, 01/20/2048	5,301,385
1,219,027	3.00%, 02/20/2048	1,181,477
1,774,064	3.50%, 02/20/2048	1,765,386
3,783,072	4.50%, 02/20/2048	3,914,186
2,923,836	4.00%, 03/20/2048	2,975,724
1,475,165	4.00%, 04/20/2048	1,501,375
1,987,288	4.00%, 07/20/2048	2,022,499
6,000,000	4.50%, 09/20/2048	6,248,855
		443,930,543
TOTAL MORTGAGE-BACKED SECURITIES — 30.07% (Cost $480,905,536)		$ 463,100,126
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,006,280
105,000	Energy Northwest 2.81%, 07/01/2024	101,455
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,058,825
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,031,040
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,738,740
600,000	State of Illinois 5.10%, 06/01/2033	575,850
1,000,000	State of Texas 5.52%, 04/01/2039	1,225,440
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,004,660
Principal Amount		Fair Value
TOTAL MUNICIPAL BONDS AND NOTES — 0.76% (Cost $12,019,074)		$ 11,742,290
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
$ 500,000	3.38%, 06/12/2020	$ 504,484
2,000,000	2.63%, 12/10/2021	1,980,226
600,000	5.75%, 06/12/2026	701,447
500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	491,284
	Federal National Mortgage Association
3,500,000	1.00%, 10/24/2019	3,438,792
1,000,000	1.50%, 06/22/2020(b)	978,614
2,000,000	1.38%, 10/07/2021(b)	1,910,624
500,000	Resolution Funding Corp 9.38%, 10/15/2020	563,244
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,680,341
1,260,000	7.13%, 05/01/2030	1,696,438
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.91% (Cost $14,158,729)		$ 13,945,494
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,000,000	1.00%, 11/30/2019(b)	7,845,312
7,000,000	1.50%, 11/30/2019	6,904,023
10,000,000	1.13%, 12/31/2019	9,806,641
11,000,000	1.25%, 01/31/2020	10,787,305
6,870,000	3.63%, 02/15/2020	6,950,239
12,000,000	1.38%, 02/29/2020	11,771,719
10,000,000	1.38%, 03/31/2020	9,796,875
7,800,000	1.13%, 04/30/2020	7,601,648
5,000,000	3.50%, 05/15/2020	5,055,469
9,000,000	1.38%, 05/31/2020	8,793,633
12,000,000	1.63%, 06/30/2020	11,760,000
10,000,000	1.63%, 07/31/2020	9,789,062
7,500,000	2.63%, 08/15/2020	7,473,633
11,000,000	1.38%, 09/30/2020	10,692,773
13,000,000	1.75%, 10/31/2020	12,716,133
10,000,000	2.63%, 11/15/2020	9,954,688
12,000,000	2.38%, 12/31/2020	11,877,187
4,800,000	2.13%, 01/31/2021	4,721,250
6,000,000	2.00%, 02/28/2021	5,880,234
10,000,000	2.25%, 03/31/2021	9,853,516
7,000,000	1.38%, 04/30/2021	6,742,148
5,000,000	3.13%, 05/15/2021	5,032,227
5,000,000	2.00%, 05/31/2021	4,889,063
7,500,000	2.13%, 06/30/2021	7,352,637
6,500,000	1.13%, 07/31/2021	6,191,504
5,000,000	2.13%, 08/15/2021	4,896,289
2,000,000	2.13%, 09/30/2021	1,956,484
5,500,000	2.00%, 11/15/2021	5,354,766

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,650,000	8.00%, 11/15/2021	$ 3,052,572
4,000,000	1.50%, 01/31/2022(b)	3,822,500
4,000,000	2.00%, 02/15/2022	3,884,531
6,500,000	1.75%, 03/31/2022	6,250,664
5,000,000	1.75%, 04/30/2022	4,803,125
10,000,000	1.88%, 05/31/2022	9,640,234
5,000,000	2.13%, 06/30/2022	4,859,570
7,000,000	2.00%, 07/31/2022	6,767,305
9,700,000	1.63%, 08/15/2022	9,239,629
3,650,000	7.25%, 08/15/2022	4,225,730
5,000,000	1.75%, 09/30/2022	4,778,516
8,000,000	1.63%, 11/15/2022	7,595,312
5,000,000	2.13%, 12/31/2022	4,838,086
7,000,000	1.75%, 01/31/2023	6,662,852
11,000,000	1.50%, 02/28/2023	10,347,305
9,000,000	1.50%, 03/31/2023	8,457,188
8,000,000	1.75%, 05/15/2023	7,588,750
6,500,000	1.38%, 06/30/2023	6,051,094
7,000,000	1.25%, 07/31/2023	6,468,164
5,000,000	2.50%, 08/15/2023	4,898,828
2,000,000	6.25%, 08/15/2023	2,299,453
5,000,000	1.38%, 09/30/2023	4,635,938
7,500,000	2.75%, 11/15/2023	7,428,809
8,000,000	2.25%, 01/31/2024	7,718,750
4,000,000	2.13%, 02/29/2024	3,832,188
10,000,000	2.50%, 05/15/2024	9,754,687
8,500,000	2.38%, 08/15/2024	8,220,098
10,750,000	2.25%, 11/15/2024	10,303,203
9,500,000	2.00%, 02/15/2025	8,947,813
13,000,000	2.13%, 05/15/2025	12,312,422
4,000,000	2.75%, 06/30/2025	3,936,875
4,800,000	6.88%, 08/15/2025	5,949,750
6,000,000	2.25%, 11/15/2025	5,703,750
7,000,000	1.63%, 02/15/2026	6,353,594
10,000,000	2.00%, 11/15/2026	9,254,297
8,000,000	2.38%, 05/15/2027	7,596,562
7,000,000	2.25%, 08/15/2027	6,565,508
7,000,000	2.75%, 02/15/2028	6,826,914
8,000,000	2.88%, 05/15/2028	7,880,312
6,000,000	3.50%, 02/15/2039	6,320,156
2,275,000	4.38%, 05/15/2040	2,702,451
11,000,000	3.13%, 11/15/2041	10,888,711
10,000,000	2.75%, 08/15/2042	9,259,375
5,000,000	3.13%, 02/15/2043	4,938,281
10,000,000	2.88%, 05/15/2043	9,451,562
2,000,000	3.75%, 11/15/2043	2,189,219
2,500,000	3.63%, 02/15/2044	2,684,082
5,000,000	3.38%, 05/15/2044	5,152,344
5,000,000	3.13%, 08/15/2044	4,934,570
5,000,000	3.00%, 11/15/2044	4,824,414
13,000,000	2.50%, 02/15/2045	11,381,602
9,500,000	2.50%, 02/15/2046	8,287,266
6,500,000	3.00%, 02/15/2047	6,260,566
5,500,000	2.75%, 11/15/2047	5,031,855
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,000,000	3.00%, 02/15/2048	$ 6,733,672
TOTAL U.S. TREASURY BONDS AND NOTES — 37.87% (Cost $601,916,186)		$ 583,239,462
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.78%
900,000	Repurchase agreement (principal amount/value $900,000 with a maturity value of $900,165 with Daiwa Capital Markets America Inc, 2.20%, dated 9/28/18 to be repurchased at $900,165 on 10/1/18 collateralized by a U.S. Treasury security, 2.88%, 11/15/46, with a value of $918,013.	900,000
6,300,264	Undivided interest of 19.48% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $6,300,264 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(e)	6,300,264
6,300,264	Undivided interest of 7.65% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $6,300,264 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(e)	6,300,264

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,300,264	Undivided interest of 7.74% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $6,300,264 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(e)	$ 6,300,264
1,304,870	Undivided interest of 8.27% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $1,304,870 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(e)	1,304,870
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,300,264	Undivided interest of 8.65% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $6,300,264 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(e)	$ 6,300,264
SHORT TERM INVESTMENTS — 1.78% (Cost $27,405,926)		$ 27,405,926
TOTAL INVESTMENTS — 101.37% (Cost $1,609,151,769)		$1,561,217,141
OTHER ASSETS & LIABILITIES, NET — (1.37)%		$ (21,129,660)
TOTAL NET ASSETS — 100.00%		$1,540,087,481

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $47,503,537 and $46,572,514, respectively, representing 3.02% of net assets.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 28, 2018

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.10%
$ 142,585	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 139,149
395,000	ALM XII Ltd(a)(c) Series 2015-12A Class A1R2 3.22%, 04/16/2027 3-mo. LIBOR + 0.89%	394,215
250,000	ALM XVI Ltd/ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 3.24%, 07/15/2027 3-mo. LIBOR + 0.90%	249,778
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 3.59%, 07/25/2029 3-mo. LIBOR + 1.25%	454,586
	Anchorage Capital Ltd(a)(c)
	Series 2015-6A Class AR
272,000	3.61%, 07/15/2030 3-mo. LIBOR + 1.27%	272,405
	Series 2016-8A Class AR
425,000	6.16%, 07/28/2028 3-mo. LIBOR + 1.00%	424,993
250,000	Atlas Senior Loan Fund Ltd(a)(c) Series 2017-8A Class A 3.64%, 01/16/2030 3-mo. LIBOR + 1.30%	250,477
400,000	Atlas Senior Loan Fund V Ltd(a)(c) Series 2014-1A Class AR2 3.59%, 07/16/2029 3-mo. LIBOR + 1.26%	401,011
500,000	Atrium IX(a)(c) Series 2009A Class AR 3.55%, 05/28/2030 3-mo. LIBOR + 1.24%	500,785
147,480	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 3.47%, 01/18/2025 3-mo. LIBOR + 1.12%	147,495
	Bain Capital Credit(a)(c)
	Series 2017-1A Class A1
250,000	3.59%, 07/20/2030 3-mo. LIBOR + 1.25%	250,259
	Series 2017-2A Class AR
454,000	3.59%, 07/25/2030 3-mo. LIBOR + 1.25%	454,363
193,453	Bayview Koitere Fund Trust(a)(b) Series 2017-RT4 Class A 3.50%, 07/28/2057	191,693
301,363	Bayview Mortgage Fund IV Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	298,746
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2017-SPL3 Class A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 75,593	4.00%, 11/28/2053	$ 75,810
	Series 2016-SPL2 Class A
140,885	4.00%, 06/28/2053	141,266
	Series 2017-RT6 Class A
183,404	3.50%, 10/28/2057	181,550
	Series 2017-SPL4 Class A
148,607	3.50%, 01/28/2055	147,611
	Series 2017-SPL5 Class A
94,697	3.50%, 06/28/2057	94,119
308,000	Benefit Street Partners V-B Ltd(a)(c) Series 2018-5BA Class A1A 3.43%, 04/20/2031 3-mo. LIBOR + 1.09%	307,503
	BlueMountain Ltd(a)(c)
	Series 2013-2A Class A1R
408,000	3.52%, 10/22/2030 3-mo. LIBOR + 1.18%	408,477
	Series 2014-2A Class AR
500,000	3.27%, 07/20/2026 3-mo. LIBOR + 0.93%	499,993
	Series 2015-2A Class A1R
400,000	3.28%, 07/18/2027 3-mo. LIBOR + 0.93%	399,613
250,000	Bristol Park Ltd(a)(c) Series 2016-1A Class A 3.76%, 04/15/2029 3-mo. LIBOR + 1.42%	250,194
500,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2013-1A Class A1R 3.54%, 08/14/2030 3-mo. LIBOR + 1.22%	500,730
185,240	Chesapeake Funding II LLC(a)(c) Series 2016-2A Class A2 3.16%, 06/15/2028 1-mo. LIBOR + 1.00%	185,953
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
428,000	3.14%, 01/20/2028 3-mo. LIBOR + 0.80%	424,912
	Series 2014-3A Class B2R
430,000	3.84%, 07/22/2026 3-mo. LIBOR + 1.50%	429,992
25,056	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	24,886
316,561	Citigroup Mortgage Loan Trust Inc Series 2018-RP2 Class A1 3.50%, 02/25/2058	314,023
65,671	Club Credit Trust(a) Series 2017-P2 Class A 2.61%, 01/15/2024	65,331
13,390	Conn's Receivables Funding LP(a) Series 2017-B Class A 2.73%, 07/15/2020	13,389
164,638	Credit Suisse Trust(a) Series 2018-LD1 Class A 3.42%, 07/25/2024	164,511

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 194,512	Domino's Pizza Master Issuer LLC(a) Series 2018-1A Class A2I 4.12%, 07/25/2048	$ 193,343
540,000	Drive Auto Receivables Trust(a) Series 2017-AA Class C 2.98%, 01/18/2022	539,518
	Dryden Senior Loan Fund(a)(c)
	Series 2017-49A Class A
250,000	3.56%, 07/18/2030 3-mo. LIBOR + 1.21%	250,196
	Series 2017-50A Class A1
407,000	3.56%, 07/15/2030 3-mo. LIBOR + 1.22%	407,317
74,670	Engs Commercial Finance Trust(a) Series 2018-1A Class A1 2.97%, 02/22/2021	74,467
43,478	Finance of America Structured Securities Trust(a)(b) Series 2017-HB1 Class A 2.32%, 11/25/2027	43,348
250,000	Goldentree Loan Opportunities XI Ltd(a)(c) Series 2015-11A Class AR2 3.42%, 01/18/2031 3-mo. LIBOR + 1.07%	249,853
	KKR Ltd(c)
	Series 2017-9 Class AR
268,000	3.61%, 07/15/2030(a) 3-mo. LIBOR + 1.27%	268,547
	Series 2018 Class A
454,000	3.62%, 07/18/2030(b) 3-mo. LIBOR + 1.27%	454,698
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	218,995
440,000	LCM XXV Ltd(a)(c) Series 2017-25A Class A 3.55%, 07/20/2030 3-mo. LIBOR + 1.21%	440,349
	Lendmark Funding Trust(a)
	Series 2017-1A Class A
237,000	2.83%, 12/22/2025	235,655
	Series 2017-2A Class A
100,000	2.80%, 05/20/2026	98,477
264,000	Madison Park Funding XIV Ltd(a)(c) Series 2014-14A Class A1R 3.46%, 07/20/2026 3-mo. LIBOR + 1.12%	264,026
250,000	Magnetite IX Ltd(a)(c) Series 2014-9A Class A1R 3.34%, 07/25/2026 3-mo. LIBOR + 1.00%	250,055
409,000	Magnetite XI Ltd(a)(c) Series 2014-11A Class A1R 3.47%, 01/18/2027 3-mo. LIBOR + 1.12%	409,033
	Marlette Funding Trust(a)
	Series 2017-3A Class A
45,983	2.36%, 12/15/2024	45,820
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-2A Class A
$ 103,153	3.06%, 07/17/2028	$ 102,972
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
327,619	2.75%, 01/25/2061	320,035
	Series 2018-1 Class A1
393,629	3.25%, 05/25/2062	388,735
	Series 2018-2 Class A1
314,730	3.50%, 05/25/2058	312,304
	Series 2018-3 Class A1
205,000	3.50%, 08/25/2058	202,882
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C28 Class A4
316,000	3.54%, 01/15/2049	313,000
	Series 2016-C31 Class A5
65,000	3.10%, 11/15/2049	61,886
	Series 2017-C34 Class A4
484,000	3.54%, 11/15/2052	471,977
	Nationstar HECM Loan Trust(a)
	Series 2017-1A Class A
27,253	1.97%, 05/25/2027	27,201
	Series 2017-2A Class A1
47,547	2.04%, 09/25/2027(b)	47,205
	Series 2018-1A Class A
60,856	2.76%, 02/25/2028(b)	60,833
	Series 2018-SB51 Class A5H
105,572	3.19%, 07/25/2028(b)	105,493
	New Residential Mortgage LLC(a)
	Series 2018-1A Class A1A
218,496	4.00%, 12/25/2057(b)	219,476
	Series 2018-FNT1 Class A
277,657	3.61%, 05/25/2023(b)	276,275
	Series 2018-FNT2 Class A
304,722	3.79%, 07/25/2054	304,062
190,054	New Residential Mortgage Loan Trust(a)(b) Series 2017-6A Class A1 4.00%, 08/27/2057	190,651
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 3.67%, 06/20/2029 3-mo. LIBOR + 1.30%	255,238
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
325,146	3.19%, 01/25/2023	323,388
	Series 2018-PLS2 Class A
85,520	3.27%, 02/25/2023	85,000
446,000	Oak Hill Credit Partners X Ltd(a)(c) Series 2014-10A Class AR 3.47%, 07/20/2026 3-mo. LIBOR + 1.13%	446,139

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 284,000	OCP Ltd(a)(c) Series 2015-8A Class A1R 3.19%, 04/17/2027 3-mo. LIBOR + 0.85%	$ 283,078
250,000	Octagon Investment Partners 33 Ltd(a)(c) Series 2017-1A Class A1 3.53%, 01/20/2031 3-mo. LIBOR + 1.19%	250,125
250,000	Octagon Investment Partners XV Ltd(a)(c) Series 2013-1A Class A1AR 3.56%, 07/19/2030 3-mo. LIBOR + 1.21%	250,237
260,000	Octagon Investment Partners XX Ltd(a)(c) Series 2014-1A Class AR 3.45%, 08/12/2026 3-mo. LIBOR + 1.13%	260,264
260,000	Octagon Loan Funding Ltd(a)(c) Series 2014-1A Class A1R 3.45%, 11/18/2026 3-mo. LIBOR + 1.14%	260,063
	OneMain Financial Issuance Trust(a)
	Series 2016-2A Class A
45,177	4.10%, 03/20/2028	45,415
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	204,436
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	226,050
317,000	OZLM IX Ltd(a)(c) Series 2014-9A Class A1R 3.56%, 01/20/2027 3-mo. LIBOR + 1.22%	316,693
250,000	Palmer Square Loan Funding(a)(c) Series 2018-4A Class A2 3.79%, 11/15/2026 3-mo. LIBOR + 1.45%	250,000
	Prosper Marketplace Issuance Trust(a)
	Series 2017-3A Class A
37,148	2.36%, 11/15/2023	37,045
	Series 2018-1A Class A
96,078	3.11%, 06/17/2024	95,989
190,000	Regional Management Issuance Trust(a) Series 2018-1 Class A 3.83%, 07/15/2027	189,424
250,000	Santander Drive Auto Receivables Trust Series 2016-2 Class D 3.39%, 04/15/2022	250,103
85,882	Skopos Auto Receivables Trust(a) Series 2018-1A Class A 3.19%, 09/15/2021	85,847
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
124,766	2.77%, 05/25/2026	123,625
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-4 Class A
$ 55,320	2.50%, 05/26/2026	$ 54,657
	Series 2017-6 Class A2
100,000	2.82%, 11/25/2026	98,457
	SoFi Consumer Loan Program Trust(a)
	Series 2018-1 Class A1
99,162	2.55%, 02/25/2027	98,719
	Series 2018-2 Class A1
130,596	2.93%, 04/26/2027	130,305
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 3.29%, 04/15/2029 3-mo. LIBOR + 0.95%	408,355
405,000	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 3.23%, 01/20/2028 3-mo. LIBOR + 0.89%	404,144
460,000	Sound Point XIX Ltd(a)(c) Series 2018-1A Class A 3.34%, 04/15/2031 3-mo. LIBOR + 1.00%	457,671
250,000	Sounds Point IV-R Ltd(a)(c) Series 2013-3RA Class A 3.50%, 04/18/2031 3-mo. LIBOR + 1.15%	250,032
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
100,000	2.90%, 11/15/2029	99,731
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	210,688
266,000	Symphony XV Ltd(a)(c) Series 2014-15A Class AR 3.52%, 10/17/2026 3-mo. LIBOR + 1.18%	266,087
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
198,004	2.25%, 07/25/2056(b)	192,407
	Series 2017-2 Class A1
141,882	2.75%, 04/25/2057(b)	139,240
	Series 2017-3 Class A1
109,322	2.75%, 07/25/2057(b)	106,489
	Series 2017-4 Class A1
155,255	2.75%, 06/25/2057(b)	150,906
	Series 2017-5 Class A1
159,168	2.83%, 02/25/2057(c) 1-mo. LIBOR + 0.60%	159,310
	Series 2017-6 Class A1
397,594	2.75%, 10/25/2057(b)	387,710
	Series 2018-1 Class A1
89,871	3.00%, 01/25/2058(b)	88,181
	Series 2018-2 Class A1
325,799	3.25%, 03/25/2058(b)	321,312
	Series 2018-3 Class A1
233,431	3.75%, 05/25/2058(b)	233,517
409,000	Tryon Park Ltd(a)(c) Series 2013-1A Class A1JR 3.59%, 04/15/2029 3-mo. LIBOR + 1.25%	408,340

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 260,000	Vibrant VI Ltd(a)(c) Series 2017-6A Class A 3.61%, 06/20/2029 3-mo. LIBOR + 1.24%	$ 260,130
	Voya Ltd(a)(c)
	Series 2016-1A Class A1R
270,000	3.42%, 01/20/2031 3-mo. LIBOR + 1.07%	269,718
	Series 2017-3A Class A1A
250,000	3.57%, 07/20/2030 3-mo. LIBOR + 1.23%	250,218
	Series 2017-4A Class A1
250,000	3.47%, 10/15/2030 3-mo. LIBOR + 1.13%	250,048
59,550	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	57,161
	Zais Ltd(a)(c)
	Series 2016-2A
250,000	3.60%, 10/15/2028 3-mo. LIBOR + 1.53%	250,014
	Series 2017-1A Class A1
263,000	3.71%, 07/15/2029 3-mo. LIBOR + 1.37%	263,412
TOTAL ASSET-BACKED SECURITIES — 6.10% (Cost $27,563,531)		$ 27,413,620
CORPORATE BONDS AND NOTES
Basic Materials — 1.15%
75,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	74,648
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	203,635
600,000	4.45%, 03/01/2023	593,115
100,000	Clearwater Paper Corp(a)(d) 5.38%, 02/01/2025	92,750
50,000	Coeur Mining Inc 5.88%, 06/01/2024	47,625
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	69,469
	Freeport-McMoRan Inc
75,000	3.88%, 03/15/2023	72,557
50,000	5.40%, 11/14/2034	47,000
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	247,500
75,000	Hexion Inc 6.63%, 04/15/2020	70,500
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	51,625
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	256,417
400,000	International Paper Co 4.40%, 08/15/2047	368,150
60,000	Methanex Corp 5.65%, 12/01/2044	57,708
Principal Amount		Fair Value
Basic Materials — (continued)
$ 125,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	$ 127,813
50,000	PQ Corp(a) 5.75%, 12/15/2025	49,625
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,014,942
	RPM International Inc
110,000	6.13%, 10/15/2019	112,891
100,000	5.25%, 06/01/2045	100,623
	Sherwin-Williams Co
55,000	3.13%, 06/01/2024	52,817
145,000	3.45%, 06/01/2027(d)	137,906
250,000	Southern Copper Corp 6.75%, 04/16/2040	294,800
150,000	Starfruit Finco BV / Starfruit US Holdco LLC(a) 8.00%, 10/01/2026	152,063
	Syngenta Finance NV(a)
200,000	4.44%, 04/24/2023	198,746
200,000	4.89%, 04/24/2025	196,241
200,000	5.18%, 04/24/2028	191,251
75,000	Teck Resources Ltd 6.13%, 10/01/2035	78,938
	Vale Overseas Ltd
145,000	6.25%, 08/10/2026	158,905
65,000	6.88%, 11/10/2039	76,148
		5,196,408
Communications — 3.84%
60,000	21st Century Fox America Inc 4.95%, 10/15/2045	66,483
50,000	Acosta Inc(a) 7.75%, 10/01/2022	17,000
	Alibaba Group Holding Ltd
600,000	3.60%, 11/28/2024(d)	589,576
200,000	3.40%, 12/06/2027	186,332
200,000	4.20%, 12/06/2047	182,086
200,000	Altice SA(a) 7.38%, 05/01/2026	200,210
	Amazon.com Inc
25,000	2.80%, 08/22/2024	24,142
525,000	3.88%, 08/22/2037	513,285
85,000	4.95%, 12/05/2044	94,909
	AMC Networks Inc
50,000	5.00%, 04/01/2024	49,250
25,000	4.75%, 08/01/2025	23,989
	AT&T Inc
35,000	4.25%, 03/01/2027	34,529
565,000	4.30%, 02/15/2030(a)	542,979
1,075,000	4.80%, 06/15/2044	989,989
50,000	4.75%, 05/15/2046	45,611
280,000	Bell Canada Inc(d) 4.46%, 04/01/2048	274,683
50,000	CBS Radio Inc(a)(d) 7.25%, 11/01/2024	48,049
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	150,562

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	5.38%, 05/01/2025(a)	$ 49,625
75,000	5.75%, 02/15/2026(a)	75,281
50,000	5.88%, 05/01/2027(a)	49,563
75,000	5.00%, 02/01/2028(a)	70,492
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	213,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
110,000	4.46%, 07/23/2022	111,822
70,000	4.91%, 07/23/2025	71,047
200,000	4.20%, 03/15/2028	191,211
170,000	6.48%, 10/23/2045	182,515
235,000	5.38%, 05/01/2047	224,018
70,000	5.75%, 04/01/2048	69,895
50,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	51,019
	Comcast Corp
100,000	3.38%, 08/15/2025	96,511
85,000	2.35%, 01/15/2027	74,744
1,730,000	3.30%, 02/01/2027	1,634,475
40,000	3.20%, 07/15/2036	33,333
50,000	4.05%, 11/01/2052	44,129
50,000	CommScope Technologies LLC(a) 6.00%, 06/15/2025	51,600
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	52,110
450,000	3.35%, 09/15/2026	417,800
95,000	6.95%, 06/01/2038	109,781
35,000	4.50%, 06/30/2043	30,082
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	194,576
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	379,125
	Discovery Communications LLC
106,000	2.80%, 06/15/2020(a)	104,920
101,000	3.80%, 03/13/2024	99,036
52,000	3.95%, 06/15/2025(a)	50,721
105,000	4.90%, 03/11/2026(d)	107,717
	DISH DBS Corp
125,000	5.88%, 11/15/2024	112,344
25,000	7.75%, 07/01/2026	23,688
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	99,125
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	281,954
450,000	5.00%, 05/13/2045	416,898
75,000	iHeartCommunications Inc(e)(f) 9.00%, 03/01/2021	55,875
	Intelsat Jackson Holdings SA
25,000	5.50%, 08/01/2023	23,050
75,000	8.50%, 10/15/2024(a)	75,656
Principal Amount		Fair Value
Communications — (continued)
$ 25,000	9.75%, 07/15/2025(a)	$ 26,469
25,000	LIN Television Corp 5.88%, 11/15/2022	25,375
50,000	Match Group Inc(a) 5.00%, 12/15/2027	49,755
100,000	Nexstar Broadcasting Inc(a) 5.63%, 08/01/2024	97,875
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	75,750
	Sinclair Television Group Inc(a)
50,000	5.63%, 08/01/2024	49,308
75,000	5.88%, 03/15/2026	73,132
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	51,885
75,000	5.38%, 04/15/2025	75,281
25,000	5.00%, 08/01/2027	24,055
575,000	Sky PLC(a) 3.75%, 09/16/2024	573,382
50,000	Sprint Capital Corp 6.88%, 11/15/2028	50,235
	Sprint Corp
25,000	7.13%, 06/15/2024	25,969
175,000	7.63%, 02/15/2025	185,587
50,000	7.63%, 03/01/2026	52,913
	T-Mobile USA Inc
50,000	5.13%, 04/15/2025	50,375
150,000	4.50%, 02/01/2026	142,987
	Telefonica Emisiones SAU
150,000	4.10%, 03/08/2027	144,104
300,000	7.05%, 06/20/2036	361,508
260,000	5.21%, 03/08/2047	252,199
205,000	4.90%, 03/06/2048	190,643
200,000	Telenet Finance Luxembourg Notes SARL(a) 5.50%, 03/01/2028	188,000
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	100,600
50,000	6.55%, 05/01/2037	54,172
500,000	5.50%, 09/01/2041	480,890
65,000	4.50%, 09/15/2042	55,398
255,000	Tencent Holdings Ltd(a) 2.99%, 01/19/2023	246,936
75,000	Tribune Media Co 5.88%, 07/15/2022	76,594
	Urban One Inc(a)
50,000	9.25%, 02/15/2020	49,375
25,000	7.38%, 04/15/2022	24,750
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	320,862
465,000	4.50%, 08/10/2033	461,202
40,000	5.25%, 03/16/2037	42,596
150,000	4.81%, 03/15/2039	150,882
750,000	4.13%, 08/15/2046	671,167
190,000	4.52%, 09/15/2048	180,792
65,000	5.01%, 08/21/2054	65,121
	Viacom Inc
225,000	4.25%, 09/01/2023	226,664
42,000	4.85%, 12/15/2034	39,678

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 100,000	4.38%, 03/15/2043	$ 87,139
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	195,558
	Vodafone Group PLC
200,000	4.13%, 05/30/2025	198,373
290,000	4.38%, 05/30/2028	285,561
280,000	5.25%, 05/30/2048	280,692
	Warner Media LLC
100,000	2.95%, 07/15/2026(d)	90,625
140,000	3.80%, 02/15/2027	133,839
		17,248,655
Consumer, Cyclical — 2.00%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	143,626
75,000	Adient Global Holdings(a)(d) 4.88%, 08/15/2026	66,656
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	762,189
75,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	74,248
75,000	American Builders & Contractors Supply Co Inc(a) 5.88%, 05/15/2026	75,187
50,000	Aramark Services Inc(a) 5.00%, 04/01/2025	50,187
75,000	Boyd Gaming Corp 6.88%, 05/15/2023	78,787
100,000	Caesars Resort Collection LLC / CRC Finco Inc(a) 5.25%, 10/15/2025	95,250
400,000	Cintas Corp No 2 3.70%, 04/01/2027	389,400
50,000	Core & Main LP(a) 6.13%, 08/15/2025	48,062
800,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	786,785
75,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	76,429
	Delta Air Lines Inc
75,000	3.63%, 03/15/2022	74,061
100,000	3.80%, 04/19/2023	97,947
310,000	Dollar General Corp 4.15%, 11/01/2025	310,867
200,000	Dollar Tree Inc 3.70%, 05/15/2023	197,385
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	50,625
	Ferrellgas LP / Ferrellgas Finance Corp
50,000	6.50%, 05/01/2021(d)	44,750
50,000	6.75%, 01/15/2022	43,625
	Ford Motor Co
325,000	4.75%, 01/15/2043	270,819
70,000	5.29%, 12/08/2046	62,259
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	General Motors Co
$ 145,000	6.25%, 10/02/2043	$ 148,503
400,000	5.20%, 04/01/2045	362,900
185,000	6.75%, 04/01/2046	199,988
165,000	5.40%, 04/01/2048(d)	153,789
70,000	5.95%, 04/01/2049	69,427
105,000	GLP Capital LP / GLP Financing II Inc 5.30%, 01/15/2029	105,187
25,000	HD Supply Inc(a)(g) 5.75%, 04/15/2024	26,281
50,000	Hilton Domestic Operating Co Inc(a) 5.13%, 05/01/2026	49,688
	Home Depot Inc
400,000	2.80%, 09/14/2027	374,291
85,000	5.88%, 12/16/2036	103,678
30,000	4.40%, 03/15/2045	31,136
35,000	4.25%, 04/01/2046	35,698
340,000	Hyundai Capital America(a) 2.60%, 03/19/2020	335,064
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	390,509
200,000	IHO Verwaltungs GmbH(a)(h) 4.75%, 09/15/2026 PIK rate, 5.50%	188,500
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	51,875
40,000	Lowe's Cos Inc 3.70%, 04/15/2046	36,266
	McDonald's Corp
145,000	3.35%, 04/01/2023	143,737
50,000	4.45%, 03/01/2047	49,017
	MGM Resorts International
50,000	6.00%, 03/15/2023	51,750
50,000	5.75%, 06/15/2025	50,100
25,000	Mohegan Gaming & Entertainment(a)(d) 7.88%, 10/15/2024	24,500
475,000	Nissan Motor Acceptance Corp(a) 2.65%, 07/13/2022	455,823
	Party City Holdings Inc(a)
50,000	6.13%, 08/15/2023(d)	50,625
25,000	6.63%, 08/01/2026	25,313
25,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	24,118
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	49,500
50,000	PetSmart Inc(a) 7.13%, 03/15/2023	35,938
50,000	Rite Aid Corp(a) 6.13%, 04/01/2023	44,813
75,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(a) 6.13%, 08/15/2021	74,812
50,000	Sally Holdings LLC / Sally Capital Inc 5.63%, 12/01/2025	47,625

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 100,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	$ 100,375
75,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	74,250
	Starbucks Corp
90,000	3.80%, 08/15/2025	89,378
55,000	4.00%, 11/15/2028	54,816
25,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	25,792
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	47,890
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	49,125
50,000	5.75%, 03/01/2025	48,500
50,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	47,235
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	213,589
200,000	Under Armour Inc 3.25%, 06/15/2026	176,436
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	48,052
330,000	Walmart Inc 3.40%, 06/26/2023	331,104
50,000	WMG Acquisition Corp(a) 5.50%, 04/15/2026	49,625
50,000	Wyndham Hotels & Resorts Inc(a) 5.38%, 04/15/2026	49,563
		8,995,325
Consumer, Non-Cyclical — 6.13%
	Abbott Laboratories
115,000	2.90%, 11/30/2021	113,567
250,000	4.90%, 11/30/2046	271,143
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	50,250
75,000	6.50%, 03/01/2024	77,531
60,000	Aetna Inc 2.80%, 06/15/2023	57,482
100,000	Air Medical Group Holdings Inc(a)(d) 6.38%, 05/15/2023	89,750
	Albertsons Cos LLC / Safeway Inc / New Albertsons Inc / Albertson's LLC
50,000	6.63%, 06/15/2024	48,062
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	5.75%, 03/15/2025	$ 67,125
140,000	Allergan Funding SCS 3.45%, 03/15/2022	139,110
	Altria Group Inc
34,000	9.25%, 08/06/2019	35,820
190,000	2.85%, 08/09/2022(d)	185,647
150,000	3.88%, 09/16/2046	131,597
105,000	Amgen Inc 2.65%, 05/11/2022	101,962
1,500,000	Anheuser-Busch InBev Finance Inc 3.65%, 02/01/2026	1,455,525
	Anheuser-Busch InBev Worldwide Inc
100,000	3.50%, 01/12/2024	98,935
55,000	4.60%, 04/15/2048	53,190
135,000	4.44%, 10/06/2048	126,505
155,000	4.75%, 04/15/2058	150,173
	Anthem Inc
110,000	3.65%, 12/01/2027	104,539
75,000	4.10%, 03/01/2028	73,834
115,000	4.63%, 05/15/2042	112,211
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	436,381
	Avantor Inc(a)
50,000	6.00%, 10/01/2024	50,750
50,000	9.00%, 10/01/2025	51,562
100,000	B&G Foods Inc(d) 5.25%, 04/01/2025	95,731
	BAT Capital Corp(a)
520,000	2.30%, 08/14/2020	509,567
120,000	3.22%, 08/15/2024	114,345
380,000	3.56%, 08/15/2027	353,678
185,000	4.39%, 08/15/2037	171,912
400,000	4.54%, 08/15/2047	366,018
	Bausch Health Cos Inc(a)
175,000	5.88%, 05/15/2023	169,881
50,000	7.00%, 03/15/2024	52,825
75,000	6.13%, 04/15/2025	71,329
50,000	9.25%, 04/01/2026	53,937
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	297,915
235,000	4.25%, 12/15/2025	233,232
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	285,822
	Becton Dickinson & Co
205,000	3.36%, 06/06/2024	198,006
120,000	3.73%, 12/15/2024	117,491
135,000	3.70%, 06/06/2027	129,064
190,000	Boston Scientific Corp 4.00%, 03/01/2028	187,624
205,000	Cardinal Health Inc 2.62%, 06/15/2022	195,999
	Celgene Corp
200,000	3.90%, 02/20/2028	192,388
175,000	5.00%, 08/15/2045	173,661
300,000	4.35%, 11/15/2047	268,140
50,000	Centene Corp(a) 5.38%, 06/01/2026	51,250

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	Charles River Laboratories International Inc(a) 5.50%, 04/01/2026	$ 50,750
	CHS / Community Health Systems Inc
50,000	6.88%, 02/01/2022(d)	28,015
75,000	6.25%, 03/31/2023	71,344
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	166,586
	Cigna Corp
100,000	3.05%, 10/15/2027	90,325
40,000	3.88%, 10/15/2047	34,246
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	305,044
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	19,283
140,000	2.65%, 11/07/2022	133,792
225,000	3.60%, 02/15/2028	210,420
10,000	4.50%, 05/09/2047	9,317
	CVS Health Corp
50,000	3.13%, 03/09/2020	50,003
574,000	2.80%, 07/20/2020	568,397
165,000	2.75%, 12/01/2022(d)	159,100
430,000	4.10%, 03/25/2025	428,664
155,000	2.88%, 06/01/2026	142,077
150,000	4.30%, 03/25/2028	148,520
375,000	5.13%, 07/20/2045	385,039
650,000	5.05%, 03/25/2048	664,070
300,000	Danone SA(a) 2.08%, 11/02/2021	287,113
305,000	Dignity Health 2.64%, 11/01/2019	303,093
25,000	Eagle Holding Co II LLC(a)(h) 7.63%, 05/15/2022 PIK rate, 8.38%	25,312
125,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a) 6.00%, 07/15/2023	110,937
25,000	Enterprise Merger Sub Inc(a) 8.75%, 10/15/2026	25,000
	Envision Healthcare Corp(a)
25,000	5.13%, 07/01/2022	25,612
75,000	6.25%, 12/01/2024	80,625
	Equifax Inc
250,000	2.30%, 06/01/2021	241,095
125,000	3.60%, 08/15/2021	124,198
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	68,811
310,000	Flowers Foods Inc 3.50%, 10/01/2026	288,243
75,000	Garda World Security Corp(a) 8.75%, 05/15/2025	73,312
	General Mills Inc
140,000	4.55%, 04/17/2038	134,040
80,000	4.70%, 04/17/2048	76,651
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023(d)	81,100
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 260,000	4.15%, 03/01/2047	$ 245,881
165,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	164,659
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,230
400,000	4.88%, 06/27/2044	379,305
	Halfmoon Parent Inc(a)
300,000	3.75%, 07/15/2023	298,859
420,000	4.13%, 11/15/2025	418,657
565,000	4.38%, 10/15/2028	563,038
100,000	HCA Healthcare Inc 6.25%, 02/15/2021	104,250
	HCA Inc
125,000	5.25%, 04/15/2025	128,906
125,000	5.88%, 02/15/2026	130,156
25,000	5.38%, 09/01/2026	25,300
200,000	Heineken NV(a) 4.35%, 03/29/2047	194,975
45,000	Humana Inc 2.50%, 12/15/2020	44,168
400,000	IHS Markit Ltd 4.75%, 08/01/2028	400,960
200,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	201,500
	Johnson & Johnson
225,000	2.63%, 01/15/2025	216,049
75,000	3.55%, 03/01/2036	71,558
800,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	777,625
	Keurig Dr Pepper Inc(a)
195,000	4.06%, 05/25/2023	194,861
130,000	4.42%, 05/25/2025	130,459
	Kraft Heinz Foods Co
220,000	4.63%, 01/30/2029	219,501
375,000	4.38%, 06/01/2046	330,670
450,000	Kroger Co(d) 4.45%, 02/01/2047	413,918
50,000	LifePoint Health Inc(d) 5.38%, 05/01/2024	52,000
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)(d)
50,000	5.63%, 10/15/2023	44,250
125,000	5.50%, 04/15/2025	105,562
50,000	Matthews International Corp(a) 5.25%, 12/01/2025	48,375
600,000	McCormick & Co Inc 3.40%, 08/15/2027	570,693
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	404,135
95,000	Medtronic Inc 4.63%, 03/15/2045	100,450
415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	396,415
150,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	155,925

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Mylan Inc(a)
$ 80,000	4.55%, 04/15/2028	$ 77,739
45,000	5.20%, 04/15/2048	41,601
	Mylan NV
80,000	3.15%, 06/15/2021	78,749
149,000	3.95%, 06/15/2026	140,951
325,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	324,234
25,000	Nielsen Co Luxembourg Sarl(a)(d) 5.00%, 02/01/2025	24,500
175,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(a) 6.63%, 05/15/2022	170,975
600,000	Pepsico Inc(d) 3.00%, 10/15/2027	572,381
50,000	Polaris Intermediate Corp(a)(h) 8.50%, 12/01/2022 PIK rate, 9.25%	51,662
	Post Holdings Inc(a)
125,000	5.75%, 03/01/2027	122,812
50,000	5.63%, 01/15/2028	48,125
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	150,375
25,000	6.38%, 03/01/2024(d)	25,281
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	185,593
	Refinitiv US Holdings Inc(a)
25,000	6.25%, 05/15/2026	24,984
25,000	8.25%, 11/15/2026	24,849
55,000	Reynolds American Inc 4.00%, 06/12/2022	55,330
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	159,415
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	304,988
125,000	Sotera Health Holdings LLC(a) 6.50%, 05/15/2023	128,750
50,000	Sotera Health Topco Inc(a)(h) 8.13%, 11/01/2021 PIK rate, 8.88%	50,500
50,000	Spectrum Brands Inc 6.13%, 12/15/2024	51,000
75,000	Surgery Center Holdings Inc(a) 6.75%, 07/01/2025	71,812
150,000	Team Health Holdings Inc(a)(d) 6.38%, 02/01/2025	129,750
75,000	Teleflex Inc 5.25%, 06/15/2024	77,141
	Tenet Healthcare Corp
50,000	6.75%, 06/15/2023(d)	49,812
50,000	4.63%, 07/15/2024	48,600
50,000	5.13%, 05/01/2025	49,250
50,000	7.00%, 08/01/2025(d)	49,412
600,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	499,294
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 190,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	$ 184,166
120,000	Total System Services Inc 4.80%, 04/01/2026	123,429
	Tyson Foods Inc
160,000	3.90%, 09/28/2023	160,592
250,000	5.15%, 08/15/2044	253,522
75,000	United Rentals North America Inc 5.50%, 05/15/2027	74,156
	UnitedHealth Group Inc
165,000	1.70%, 02/15/2019	164,398
20,000	3.50%, 06/15/2023	20,037
750,000	2.95%, 10/15/2027	702,092
60,000	4.25%, 04/15/2047	60,106
125,000	3.75%, 10/15/2047(d)	116,013
10,000	4.25%, 06/15/2048	9,984
50,000	US Foods Inc(a) 5.88%, 06/15/2024	50,250
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	151,758
50,000	Vizient Inc(a) 10.38%, 03/01/2024	54,687
25,000	WellCare Health Plans Inc(a) 5.38%, 08/15/2026	25,437
75,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	71,062
		27,537,444
Diversified — 0.18%
800,000	CK Hutchison International 17 II Ltd(a) 2.75%, 03/29/2023	762,811
75,000	Trident Merger Sub Inc(a) 6.63%, 11/01/2025	71,063
		833,874
Energy — 3.65%
	Anadarko Petroleum Corp
500,000	3.45%, 07/15/2024	481,200
60,000	6.60%, 03/15/2046	70,466
65,000	Andeavor 3.80%, 04/01/2028	61,776
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	117,186
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp 5.38%, 09/15/2024	75,469
50,000	Apergy Corp(a) 6.38%, 05/01/2026	51,375
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 10.00%, 04/01/2022	56,375
50,000	Berry Petroleum Co LLC(a) 7.00%, 02/15/2026	51,750

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	BP Capital Markets PLC 2.75%, 05/10/2023	$ 483,391
	Callon Petroleum Co
50,000	6.13%, 10/01/2024	50,875
25,000	6.38%, 07/01/2026	25,437
	Canadian Natural Resources Ltd
30,000	3.80%, 04/15/2024	29,685
250,000	3.90%, 02/01/2025	246,694
145,000	3.85%, 06/01/2027	141,144
50,000	Carrizo Oil & Gas Inc 8.25%, 07/15/2025	53,750
75,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	78,750
	Cheniere Energy Partners LP
25,000	5.25%, 10/01/2025	25,000
50,000	5.63%, 10/01/2026(a)	50,360
	Chesapeake Energy Corp
50,000	7.00%, 10/01/2024	50,000
75,000	8.00%, 06/15/2027	76,462
250,000	Cimarex Energy Co 3.90%, 05/15/2027	238,554
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	593,584
50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	49,625
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	388,923
75,000	CrownRock LP / CrownRock Financial Inc(a) 5.63%, 10/15/2025	73,406
50,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	50,750
690,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	739,733
264,000	Encana Corp 3.90%, 11/15/2021	265,117
50,000	Endeavor Energy Resources LP / EER Finance Inc(a) 5.75%, 01/30/2028	50,000
	Energy Transfer Partners LP
60,000	4.20%, 09/15/2023	60,465
250,000	5.15%, 03/15/2045	235,668
210,000	6.00%, 06/15/2048	223,574
	Enterprise Products Operating LLC
500,000	3.90%, 02/15/2024	504,373
400,000	4.25%, 02/15/2048	375,948
100,000	Enviva Partners LP / Enviva Partners Finance Corp 8.50%, 11/01/2021	103,427
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	50,375
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Gulfport Energy Corp 6.63%, 05/01/2023	$ 50,875
105,000	Hess Corp 5.80%, 04/01/2047	110,421
100,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 6.00%, 08/01/2024	102,250
150,000	Husky Energy Inc 6.15%, 06/15/2019	153,114
50,000	Jagged Peak Energy LLC(a) 5.88%, 05/01/2026	49,750
220,000	Kerr-McGee Corp 6.95%, 07/01/2024	247,684
	Kinder Morgan Energy Partners LP
250,000	5.80%, 03/01/2021	262,707
300,000	5.00%, 03/01/2043	293,095
400,000	Kinder Morgan Inc 5.20%, 03/01/2048	407,345
50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	50,000
	Marathon Oil Corp
95,000	2.80%, 11/01/2022	91,292
300,000	3.85%, 06/01/2025	293,139
175,000	4.40%, 07/15/2027	174,900
300,000	Marathon Petroleum Corp 4.75%, 09/15/2044	289,581
	MPLX LP
105,000	4.13%, 03/01/2027	102,225
225,000	4.00%, 03/15/2028	216,292
15,000	5.20%, 03/01/2047	15,009
55,000	4.70%, 04/15/2048	51,425
200,000	4.90%, 04/15/2058	180,712
75,000	NuStar Logistics LP 5.63%, 04/28/2027	74,156
50,000	Oasis Petroleum Inc 6.88%, 01/15/2023	50,875
400,000	ONEOK Inc 4.55%, 07/15/2028	401,766
25,000	Parsley Energy LLC / Parsley Finance Corp(a) 5.63%, 10/15/2027	25,063
25,000	PDC Energy Inc 6.13%, 09/15/2024	24,594
400,000	Petro-Canada 6.80%, 05/15/2038	509,332
	Petroleos Mexicanos
1,025,000	4.88%, 01/18/2024	1,020,900
45,000	6.75%, 09/21/2047	42,939
80,000	6.35%, 02/12/2048(a)	73,280
170,000	Phillips 66 3.90%, 03/15/2028	167,588
15,000	Phillips 66 Partners LP 3.75%, 03/01/2028	14,274
	Pioneer Natural Resources Co
50,000	3.95%, 07/15/2022	50,401
20,000	4.45%, 01/15/2026	20,481
50,000	Precision Drilling Corp 7.75%, 12/15/2023	52,875
50,000	QEP Resources Inc 5.25%, 05/01/2023	48,687

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Range Resources Corp(d) 4.88%, 05/15/2025	$ 47,312
55,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	53,325
	SESI LLC
50,000	7.13%, 12/15/2021	50,700
50,000	7.75%, 09/15/2024	51,000
50,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	51,500
	Shell International Finance BV
800,000	4.13%, 05/11/2035	809,261
95,000	4.38%, 05/11/2045	98,502
175,000	4.00%, 05/10/2046	170,969
75,000	SM Energy Co 6.75%, 09/15/2026	77,906
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	199,157
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	544,541
50,000	Southwestern Energy Co 7.75%, 10/01/2027	52,750
50,000	SRC Energy Inc 6.25%, 12/01/2025	47,000
125,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp(d) 5.50%, 08/15/2022	124,914
50,000	Sunoco LP / Sunoco Finance Corp(a) 5.50%, 02/15/2026	48,300
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	74,344
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 5.88%, 04/15/2026	51,562
230,000	TC PipeLines LP 3.90%, 05/25/2027	218,238
50,000	TerraForm Power Operating LLC(a)(g) 6.63%, 06/15/2025	53,000
100,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	94,405
	TransCanada PipeLines Ltd
50,000	4.75%, 05/15/2038	50,841
10,000	6.10%, 06/01/2040	11,487
25,000	Transcontinental Gas Pipe Line Co LLC 4.00%, 03/15/2028	24,415
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	47,125
50,000	Ultra Resources Inc(a)(d) 7.13%, 04/15/2025	20,250
50,000	USA Compression Partners LP / USA Compression Finance Corp(a) 6.88%, 04/01/2026	51,625
Principal Amount		Fair Value
Energy — (continued)
$ 115,000	Valero Energy Corp 3.40%, 09/15/2026	$ 109,138
160,000	Valero Energy Partners LP 4.50%, 03/15/2028	157,090
	Weatherford International Ltd
25,000	8.25%, 06/15/2023(d)	23,625
50,000	7.00%, 03/15/2038	38,750
	Western Gas Partners LP
155,000	4.50%, 03/01/2028	148,604
10,000	4.75%, 08/15/2028	9,774
10,000	5.50%, 08/15/2048	9,412
50,000	Whiting Petroleum Corp 6.63%, 01/15/2026	52,000
	Williams Partners LP
125,000	4.30%, 03/04/2024(d)	126,079
565,000	4.90%, 01/15/2045	548,875
50,000	WPX Energy Inc 5.25%, 09/15/2024	50,341
		16,397,811
Financial — 11.73%
75,000	Acrisure LLC / Acrisure Finance Inc(a) 7.00%, 11/15/2025	69,913
85,000	AIG Global Funding(a) 2.70%, 12/15/2021	82,635
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	652,291
75,000	Ally Financial Inc(d) 5.75%, 11/20/2025	77,437
	American International Group Inc
212,000	3.38%, 08/15/2020(d)	212,122
675,000	4.50%, 07/16/2044	632,668
50,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	52,000
350,000	Associated Banc-Corp 4.25%, 01/15/2025	348,106
405,000	Assurant Inc(c) 3.64%, 03/26/2021 3-mo. LIBOR + 1.25%	405,778
75,000	Assured Partners Inc(a) 7.00%, 08/15/2025	74,250
495,000	AvalonBay Communities Inc(d) 3.35%, 05/15/2027	474,621
200,000	Banco Santander SA 3.80%, 02/23/2028	181,619
	Bank of America Corp
350,000	2.25%, 04/21/2020	345,331
490,000	2.50%, 10/21/2022	469,113
60,000	3.12%, 01/20/2023(c) 3-mo. LIBOR + 1.16%	58,914
235,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	234,937
170,000	3.37%, 01/23/2026(c) 3-mo. LIBOR + 0.81%	163,418
1,200,000	4.18%, 11/25/2027	1,170,502
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	807,759

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 235,000	3.71%, 04/24/2028(c) 3-mo. LIBOR + 1.51%	$ 226,078
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	476,405
150,000	6.11%, 01/29/2037	172,303
	Bank of New York Mellon Corp
630,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	609,965
200,000	3.40%, 01/29/2028	194,201
110,000	3.00%, 10/30/2028	100,724
200,000	Barclays Bank PLC 2.65%, 01/11/2021	196,056
290,000	BB&T Corp 2.75%, 04/01/2022	284,050
	Berkshire Hathaway Inc
230,000	3.13%, 03/15/2026	221,796
135,000	4.20%, 08/15/2048	133,862
400,000	BNP Paribas SA(a) 3.38%, 01/09/2025	378,542
780,000	Boston Properties LP 3.20%, 01/15/2025	746,034
250,000	BPCE SA(a) 2.75%, 01/11/2023	238,984
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	493,632
350,000	Capital One NA 2.95%, 07/23/2021	344,126
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	281,747
	Citigroup Inc
2,375,000	3.14%, 01/24/2023(c) 3-mo. LIBOR + 0.72%	2,329,355
615,000	2.88%, 07/24/2023(c) 3-mo. LIBOR + 0.95%	594,835
30,000	3.41%, 05/17/2024(c) 3-mo. LIBOR + 1.10%	30,239
850,000	3.89%, 01/10/2028(c) 3-mo. LIBOR + 1.56%	824,648
320,000	4.13%, 07/25/2028	308,968
65,000	3.52%, 10/27/2028(c) 3-mo. LIBOR + 1.15%	61,068
105,000	4.08%, 04/23/2029(c) 3-mo. LIBOR + 1.19%	102,990
9,000	4.65%, 07/30/2045	9,047
400,000	Citizens Bank NA 2.25%, 10/30/2020	389,643
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	453,356
120,000	CNA Financial Corp 3.45%, 08/15/2027	111,056
515,000	Comerica Inc 3.80%, 07/22/2026	495,505
400,000	Compass Bank 3.88%, 04/10/2025	383,662
250,000	Credit Agricole SA(a)(c) 4.00%, 01/10/2033 5-yr. Swap + 1.64%	231,536
250,000	Credit Suisse Group Funding Guernsey Ltd 3.13%, 12/10/2020	247,969
Principal Amount		Fair Value
Financial — (continued)
$ 400,000	Crown Castle International Corp 3.80%, 02/15/2028	$ 379,127
400,000	Discover Bank 3.45%, 07/27/2026	372,009
250,000	Discover Financial Services 3.85%, 11/21/2022	247,117
400,000	Fifth Third Bancorp 3.95%, 03/14/2028	392,452
200,000	FMR LLC(a) 7.57%, 06/15/2029	256,068
1,100,000	GE Capital International Funding Co 4.42%, 11/15/2035	1,030,993
	Goldman Sachs Group Inc
121,000	2.75%, 09/15/2020	119,692
1,205,000	2.88%, 10/31/2022(c) 3-mo. LIBOR + 0.82%	1,175,668
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	86,919
340,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	324,748
650,000	3.85%, 01/26/2027	630,273
20,000	3.69%, 06/05/2028(c) 3-mo. LIBOR + 1.51%	19,026
1,000,000	3.81%, 04/23/2029(c) 3-mo. LIBOR + 1.15%	953,285
110,000	4.22%, 05/01/2029(c) 3-mo. LIBOR + 1.30%	108,342
165,000	6.75%, 10/01/2037	198,249
60,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	55,548
225,000	4.75%, 10/21/2045	228,517
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	293,336
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	563,646
	HSBC Holdings PLC
565,000	3.40%, 03/08/2021	563,609
290,000	5.10%, 04/05/2021	301,280
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,372,163
150,000	HUB International Ltd(a) 7.00%, 05/01/2026	150,196
200,000	Intesa Sanpaolo SpA(a) 3.88%, 01/12/2028	169,384
180,000	Invesco Finance PLC 3.75%, 01/15/2026	176,975
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	567,179
1,195,000	3.38%, 05/01/2023	1,172,674
290,000	3.56%, 10/24/2023(c) 3-mo. LIBOR + 1.23%	295,778
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	134,894
570,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	552,181
395,000	2.95%, 10/01/2026	366,786
60,000	4.25%, 10/01/2027	59,679

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	$ 381,423
645,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	610,607
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	88,521
110,000	2.80%, 10/01/2026	97,988
480,000	3.80%, 04/01/2027(d)	458,532
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	241,870
850,000	4.95%, 05/01/2022	880,223
390,000	Liberty Property LP 3.75%, 04/01/2025	380,302
	Lincoln National Corp
225,000	4.20%, 03/15/2022	228,224
400,000	3.63%, 12/12/2026	382,624
210,000	M&T Bank Corp 3.55%, 07/26/2023	208,828
400,000	Manufacturers & Traders Trust Co(d) 2.50%, 05/18/2022	385,900
190,000	Marsh & McLennan Cos Inc 4.05%, 10/15/2023	191,709
	Massachusetts Mutual Life Insurance Co(a)
20,000	8.88%, 06/01/2039	30,679
350,000	4.50%, 04/15/2065	326,490
350,000	MetLife Inc 4.05%, 03/01/2045	327,086
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	51,250
500,000	Mid-America Apartments LP 3.75%, 06/15/2024	489,836
	Morgan Stanley
175,000	2.50%, 01/24/2019	174,902
405,000	2.63%, 11/17/2021	393,737
35,000	2.75%, 05/19/2022	33,948
1,000,000	4.10%, 05/22/2023	1,005,936
750,000	5.00%, 11/24/2025	776,419
300,000	3.63%, 01/20/2027	287,902
135,000	3.95%, 04/23/2027	129,497
220,000	3.59%, 07/22/2028(c) 3-mo. LIBOR + 1.34%	208,618
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	575,605
165,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	153,843
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	379,361
	Navient Corp
25,000	5.50%, 01/25/2023	24,938
125,000	5.88%, 10/25/2024	122,029
25,000	6.75%, 06/15/2026	24,750
75,000	NFP Corp(a) 6.88%, 07/15/2025	75,000
Principal Amount		Fair Value
Financial — (continued)
$ 510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	$ 458,597
	Physicians Realty LP
260,000	4.30%, 03/15/2027	250,293
500,000	3.95%, 01/15/2028	466,462
500,000	PNC Bank NA 3.25%, 01/22/2028	476,757
235,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	231,667
125,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	124,844
290,000	Regency Centers LP 4.13%, 03/15/2028	284,827
310,000	Royal Bank of Canada 2.15%, 10/26/2020	303,784
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	236,620
80,000	SBA Tower Trust(a) 3.45%, 03/15/2023	78,845
550,000	State Street Corp 3.30%, 12/16/2024	540,770
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	238,773
300,000	4.25%, 07/18/2024	299,634
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	306,440
200,000	3.30%, 05/15/2026	188,157
590,000	Tanger Properties LP 3.13%, 09/01/2026	529,307
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	335,125
125,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	121,562
200,000	UBS AG (a) 2.45%, 12/01/2020	195,852
	UDR Inc
500,000	4.63%, 01/10/2022	511,770
200,000	3.50%, 01/15/2028	188,579
75,000	USIS Merger Sub Inc(a) 6.88%, 05/01/2025	74,812
	Visa Inc
75,000	2.80%, 12/14/2022	73,529
250,000	3.15%, 12/14/2025	242,305
145,000	4.30%, 12/14/2045	150,209
	Wells Fargo & Co
75,000	2.63%, 07/22/2022	72,425
355,000	3.07%, 01/24/2023	346,392
75,000	3.00%, 04/22/2026	69,758
750,000	4.30%, 07/22/2027	746,756
955,000	3.58%, 05/22/2028(c) 3-mo. LIBOR + 1.31%	915,534
340,000	4.90%, 11/17/2045	344,258
135,000	4.40%, 06/14/2046	126,824
145,000	4.75%, 12/07/2046	144,209
335,000	Wells Fargo Bank NA 2.60%, 01/15/2021	329,327

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 510,000	Welltower Inc 4.00%, 06/01/2025	$ 502,964
85,000	Willis North America Inc 3.60%, 05/15/2024	82,575
500,000	WP Carey Inc 4.60%, 04/01/2024	504,089
		52,726,797
Industrial — 3.05%
700,000	Airbus SE(a) 3.15%, 04/10/2027	667,400
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	163,489
310,000	3.55%, 10/01/2027	281,696
200,000	ARD Finance SA(h) 7.13%, 09/15/2023 PIK rate, 7.88%	202,500
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	460,860
125,000	Berry Global Inc 5.50%, 05/15/2022	127,044
150,000	BWAY Holding Co(a) 7.25%, 04/15/2025	146,235
195,000	Caterpillar Financial Services Corp 1.85%, 09/04/2020	190,268
240,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	226,961
50,000	Crown Americas LLC / Crown Americas Capital Corp VI(a)(d) 4.75%, 02/01/2026	47,875
235,000	CSX Corp 3.25%, 06/01/2027	222,574
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	628,245
25,000	Energizer Gamma Acquisition Inc(a)(d) 6.38%, 07/15/2026	25,844
	FedEx Corp
120,000	4.55%, 04/01/2046	117,442
110,000	4.05%, 02/15/2048	98,465
	Flex Acquisition Co Inc(a)
150,000	6.88%, 01/15/2025	143,250
25,000	7.88%, 07/15/2026	24,688
95,000	FLUOR Corp 4.25%, 09/15/2028	92,799
75,000	Fortive Corp 2.35%, 06/15/2021	72,663
83,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	83,519
50,000	Hillman Group Inc(a) 6.38%, 07/15/2022	45,000
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	299,712
550,000	Ingram Micro Inc 5.45%, 12/15/2024	541,527
Principal Amount		Fair Value
Industrial — (continued)
$ 105,000	John Deere Capital Corp(d) 3.45%, 06/07/2023	$ 104,747
	Kansas City Southern
500,000	3.00%, 05/15/2023	480,779
240,000	4.70%, 05/01/2048	238,390
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	404,110
	Lockheed Martin Corp
480,000	3.80%, 03/01/2045	448,452
227,000	4.09%, 09/15/2052	215,682
40,000	Masonite International Corp(a) 5.63%, 03/15/2023	40,900
200,000	Mexico City Airport Trust(a) 3.88%, 04/30/2028	179,002
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	352,738
	Multi-Color Corp(a)
75,000	6.13%, 12/01/2022	76,687
50,000	4.88%, 11/01/2025	46,750
555,000	Northrop Grumman Corp 3.25%, 01/15/2028	521,884
	Owens-Brockway Glass Container Inc(a)
50,000	5.88%, 08/15/2023	51,437
50,000	5.38%, 01/15/2025	49,500
460,000	Packaging Corp of America 3.65%, 09/15/2024	452,624
175,000	Park Aerospace Holdings Ltd(a) 5.50%, 02/15/2024	179,156
430,000	Parker Hannifin Corp 4.10%, 03/01/2047	420,334
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	372,155
50,000	Pisces Midco Inc(a) 8.00%, 04/15/2026	50,312
50,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC(a) 7.00%, 07/15/2024	50,875
48,455	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	48,577
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	127,251
210,000	3.80%, 12/15/2026	204,078
400,000	Ryder System Inc 3.40%, 03/01/2023	394,703
400,000	Siemens Financieringsmaatschappij NV(a) 3.40%, 03/16/2027	388,439
	Standard Industries Inc(a)
50,000	6.00%, 10/15/2025	51,125
50,000	5.00%, 02/15/2027	47,062
25,000	Stevens Holding Co Inc(a) 6.13%, 10/01/2026	25,406
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	51,562

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 250,000	Textron Financial Corp(a)(c) 4.05%, 02/15/2042 3-mo. LIBOR + 1.74%	$ 218,125
155,000	Textron Inc 3.88%, 03/01/2025	152,324
50,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	43,375
	TransDigm Inc
50,000	5.50%, 10/15/2020	50,062
50,000	6.50%, 07/15/2024	51,225
75,000	6.38%, 06/15/2026	75,750
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	50,125
200,000	Union Pacific Corp 4.38%, 09/10/2038	204,917
	United Technologies Corp
380,000	3.65%, 08/16/2023	378,111
5,000	2.80%, 05/04/2024	4,740
100,000	3.95%, 08/16/2025	99,365
195,000	3.13%, 05/04/2027	182,066
25,000	4.63%, 11/16/2048	25,002
400,000	Valmont Industries Inc 5.25%, 10/01/2054	346,085
335,000	Wabtec Corp 3.45%, 11/15/2026	307,269
	WESCO Distribution Inc
25,000	5.38%, 12/15/2021	25,274
50,000	5.38%, 06/15/2024	49,500
290,000	WestRock Co(a) 4.00%, 03/15/2028	285,010
145,000	Worthington Industries Inc 4.30%, 08/01/2032	132,804
50,000	Wrangler Buyer Corp(a) 6.00%, 10/01/2025	48,479
		13,714,381
Technology — 1.10%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	415,054
	Apple Inc
225,000	3.35%, 02/09/2027	219,974
515,000	3.85%, 08/04/2046	493,030
15,000	Applied Materials Inc 4.35%, 04/01/2047	14,905
50,000	Banff Merger Sub Inc(a) 9.75%, 09/01/2026	50,725
100,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	102,210
	Broadcom Corp / Broadcom Cayman Finance Ltd
180,000	2.38%, 01/15/2020	177,888
415,000	3.63%, 01/15/2024	402,465
50,000	3.13%, 01/15/2025	46,433
	Dell International LLC / EMC Corp(a)
200,000	4.42%, 06/15/2021	202,963
75,000	7.13%, 06/15/2024	80,557
Principal Amount		Fair Value
Technology — (continued)
$ 240,000	6.02%, 06/15/2026	$ 255,587
70,000	Fidelity National Information Services Inc(d) 4.25%, 05/15/2028	70,098
200,000	First Data Corp(a) 5.75%, 01/15/2024	202,550
315,000	Fiserv Inc 3.80%, 10/01/2023	315,443
25,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	25,656
50,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(h) 7.13%, 05/01/2021 PIK rate, 7.88%	50,538
125,000	Infor US Inc 6.50%, 05/15/2022	126,694
75,000	Informatica LLC(a) 7.13%, 07/15/2023	76,769
10,000	Intel Corp 4.10%, 05/19/2046	9,870
135,000	Microchip Technology Inc(a) 4.33%, 06/01/2023	134,132
	Microsoft Corp
85,000	3.30%, 02/06/2027	83,452
135,000	4.25%, 02/06/2047	141,500
590,000	3.95%, 08/08/2056	576,165
50,000	Nuance Communications Inc 6.00%, 07/01/2024	51,563
	Oracle Corp
160,000	3.80%, 11/15/2037	152,243
35,000	4.00%, 07/15/2046	33,300
75,000	Rackspace Hosting Inc(a)(d) 8.63%, 11/15/2024	73,031
50,000	Riverbed Technology Inc(a)(d) 8.88%, 03/01/2023	47,125
75,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	77,813
	salesforce.com Inc
90,000	3.25%, 04/11/2023	89,326
60,000	3.70%, 04/11/2028	59,449
25,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	27,395
50,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	52,125
		4,938,028
Utilities — 3.27%
125,000	Alabama Power Co 2.45%, 03/30/2022	121,121
190,000	Ameren Corp 3.65%, 02/15/2026	184,580
140,000	American Water Capital Corp 3.75%, 09/01/2028	138,557
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.50%, 05/20/2025	49,125

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 50,000	5.88%, 08/20/2026	$ 49,625
450,000	Appalachian Power Co 3.40%, 06/01/2025	438,858
820,000	Atmos Energy Corp 4.13%, 10/15/2044	796,342
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	80,423
550,000	5.95%, 05/15/2037	649,840
	Calpine Corp
50,000	5.75%, 01/15/2025	44,250
50,000	5.25%, 06/01/2026(a)	46,312
150,000	CenterPoint Energy Inc 2.50%, 09/01/2022	143,337
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	304,627
	Dominion Energy Inc
320,000	2.85%, 08/15/2026	291,183
60,000	4.25%, 06/01/2028(d)	60,161
75,000	DTE Energy Co 1.50%, 10/01/2019	73,816
	Duke Energy Corp
130,000	3.75%, 04/15/2024	130,130
550,000	3.75%, 09/01/2046	482,578
70,000	Duke Energy Florida LLC 3.40%, 10/01/2046	60,719
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	104,860
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	334,124
	Electricite de France SA(a)
500,000	5.63%, Perpetual(c)(i) 10-yr. Swap + 3.04%	495,000
925,000	5.60%, 01/27/2040	984,575
	Emera US Finance LP
250,000	3.55%, 06/15/2026	235,346
400,000	4.75%, 06/15/2046	389,472
	Enel Finance International NV(a)
200,000	4.88%, 06/14/2029	193,668
300,000	6.00%, 10/07/2039	325,877
350,000	Eversource Energy 2.90%, 10/01/2024	332,169
	Exelon Corp
110,000	2.45%, 04/15/2021	106,903
300,000	4.45%, 04/15/2046	290,371
40,000	FirstEnergy Corp 4.25%, 03/15/2023	40,614
85,000	Fortis Inc 2.10%, 10/04/2021	81,198
	Georgia Power Co
195,000	2.00%, 09/08/2020	190,110
145,000	2.40%, 04/01/2021	141,133
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	91,901
515,000	Gulf Power Co 4.55%, 10/01/2044	520,356
	Kansas City Power & Light Co
170,000	3.65%, 08/15/2025	167,115
Principal Amount		Fair Value
Utilities — (continued)
$ 210,000	4.20%, 03/15/2048	$ 201,081
675,000	National Fuel Gas Co 3.75%, 03/01/2023	661,711
500,000	NextEra Energy Capital Holdings Inc 3.55%, 05/01/2027	480,781
	NiSource Inc
135,000	4.38%, 05/15/2047	128,706
300,000	3.95%, 03/30/2048	268,796
	NRG Energy Inc
75,000	6.25%, 05/01/2024	78,000
50,000	6.63%, 01/15/2027	52,475
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	38,388
	Pacific Gas & Electric Co
35,000	3.40%, 08/15/2024	33,445
35,000	2.95%, 03/01/2026	31,830
200,000	3.30%, 12/01/2027	182,740
210,000	6.05%, 03/01/2034	236,381
70,000	4.75%, 02/15/2044	67,996
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	99,710
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	497,774
	Sempra Energy
85,000	2.40%, 02/01/2020	83,938
300,000	3.55%, 06/15/2024	293,088
500,000	3.40%, 02/01/2028	467,740
80,000	Sierra Pacific Power Co 2.60%, 05/01/2026	73,749
	South Carolina Electric & Gas Co
80,000	3.50%, 08/15/2021	79,692
80,000	4.25%, 08/15/2028	79,630
55,000	5.10%, 06/01/2065(d)	54,989
	Southern California Edison Co
200,000	2.90%, 03/01/2021(d)	198,103
10,000	3.70%, 08/01/2025	9,931
10,000	4.13%, 03/01/2048	9,542
	Southern Co
90,000	2.95%, 07/01/2023	86,436
245,000	3.25%, 07/01/2026	228,400
55,000	4.40%, 07/01/2046	52,301
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,069
250,000	TECO Finance Inc 5.15%, 03/15/2020	255,766
25,000	Vistra Operations Co LLC(a) 5.50%, 09/01/2026	25,281

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 450,000	WEC Energy Group Inc 3.55%, 06/15/2025	$ 441,533
		14,684,378
TOTAL CORPORATE BONDS AND NOTES — 36.10% (Cost $165,557,309)		$162,273,101
FOREIGN GOVERNMENT BONDS AND NOTES
285,000	Abu Dhabi Government International Bond(a) 3.13%, 10/11/2027	269,325
200,000	Colombia Government International Bond 4.38%, 07/12/2021	203,600
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	513,020
200,000	Qatar Government International Bond(a) 5.10%, 04/23/2048	208,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.27% (Cost $1,182,799)		$ 1,193,945
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.61%
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2017-2 Class A1
57,139	2.48%, 07/25/2047	56,147
	Series 2018-1 Class A1
174,154	3.26%, 04/27/2048	174,137
	Series 2018-3 Class A1
230,416	3.65%, 09/25/2048	230,686
50,108	Angel Oak Mortgage Trust LLC(a)(b) Series 2017-3 Class A1 2.71%, 11/25/2047	49,765
265,541	Arroyo Mortgage Trust(a)(b) Series 2018-1 Class A1 3.76%, 04/25/2048	263,667
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	340,959
	Series 2017-BNK9 Class A4
279,000	3.54%, 11/15/2054	271,953
	Series 2018-BN10 Class A5
190,000	3.69%, 02/15/2061	187,191
	Series 2018-BN12 Class A4
950,000	4.26%, 05/15/2061(b)	981,722
	BBCMS Mortgage Trust
	Series 2017-C1 Class A4
235,000	3.67%, 02/15/2050	232,052
	Series 2017-DELC Class A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 228,000	3.01%, 08/15/2036(a)(c) 1-mo. LIBOR + 0.85%	$ 228,000
475,000	BENCHMARK Mortgage Trust(b) Series 2018-B1 Class A5 3.67%, 01/15/2051	470,874
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	248,469
180,206	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	177,982
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,448,061
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	406,864
	Citigroup Mortgage Loan Trust(a)(b)
	Series 2018-RP1 Class A1
95,987	3.00%, 09/25/2064	93,925
	Series 2018-RP3 Class A1
335,422	3.25%, 03/25/2061	333,564
	COLT Mortgage Loan Trust(a)(b)
	Series 2017-1 Class A1
41,460	2.61%, 05/27/2047	41,145
	Series 2017-2 Class A1A
116,207	2.42%, 10/25/2047	115,415
	Series 2018-1 Class A1
63,966	2.93%, 02/25/2048	63,638
	Series 2018-2 Class A1
248,449	3.47%, 07/27/2048	247,577
250,000	CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4 3.72%, 08/15/2048	249,949
62,689	CSMC Trust(a)(b) Series 2017-FHA1 Class A1 3.25%, 04/25/2047	61,122
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
50,554	2.45%, 06/25/2047	50,208
	Series 2017-3A Class A1
59,079	2.58%, 10/25/2047	58,558
	Series 2018-2A Class A1
221,701	3.48%, 04/25/2058	220,799
	Series 2018-3A Class A1
305,000	3.79%, 08/25/2058	305,192
77,436	Galton Funding Mortgage Trust(a)(b) Series 2018-1 Class A43 3.50%, 11/25/2057	77,078
	GS Mortgage Securities Trust
	Series 2014-GC24 Class B
675,000	4.64%, 09/10/2047(b)	682,443
	Series 2017-GS5 Class A4

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 220,000	3.67%, 03/10/2050	$ 218,733
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	251,357
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	258,725
	Series 2016-C4 Class A3
130,000	3.14%, 12/15/2049	124,639
	MetLife Securitization Trust(a)(b)
	Series 2017-1A Class A
85,039	3.00%, 04/25/2055	82,609
	Series 2018-1A Class A
173,950	3.75%, 03/25/2057	173,120
71,664	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	70,088
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
85,156	3.75%, 05/28/2052(b)	85,211
	Series 2017-2A Class A3
201,127	4.00%, 03/25/2057(b)	202,267
	Series 2017-3A Class A1
116,784	4.00%, 04/25/2057(b)	117,294
	Series 2017-4A Class A1
138,280	4.00%, 05/25/2057(b)	138,948
	Series 2017-5A Class A1
162,701	3.73%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	166,843
	Series 2018-2A Class A1
235,315	4.50%, 02/25/2058(b)	239,787
265,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	251,165
219,396	SG Residential Mortgage Trust(a)(b) Series 2018-1 Class A1 3.43%, 04/27/2048	218,628
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,407,636
	Verus Securitization Trust(a)(b)
	Series 2017-SG1A Class A1
331,314	2.69%, 11/25/2047	327,947
	Series 2018-2 Class A1
240,513	3.68%, 06/01/2058	239,584
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	142,495
	Series 2016-LC24 Class A4
275,000	2.94%, 10/15/2049	258,939
	Series 2016-NXS6 Class A4
463,000	2.92%, 11/15/2049	434,868
	Series 2017-RB1 Class A5
Principal Amount		Fair Value
Non-Agency — (continued)
$ 479,771	3.64%, 03/15/2050	$ 473,006
		16,253,031
U.S. Government Agency — 27.00%
	Federal Home Loan Mortgage Corp
3,600,000	3.00%, TBA	3,455,300
1,100,000	3.50%, TBA	1,082,340
2,800,000	4.00%, TBA	2,827,211
1,600,000	4.50%, TBA	1,651,437
8,216	4.00%, 12/01/2020	8,389
2,748	4.50%, 04/01/2021	2,784
6,053	6.00%, 05/01/2021	6,081
7,268	4.50%, 07/01/2021	7,358
6,002	5.00%, 03/01/2022	6,168
784,378	3.00%, 09/01/2027	778,753
11,289	6.00%, 11/01/2033	12,493
9,568	6.00%, 04/01/2035	10,400
29,843	4.50%, 05/01/2035	30,948
140,192	5.50%, 08/01/2035	151,729
51,748	4.50%, 11/01/2035	53,518
5,063	6.50%, 02/01/2036	5,602
18,219	4.50%, 03/01/2036	18,893
18,538	6.00%, 03/01/2036	20,524
15,479	5.50%, 06/01/2036	16,488
36,206	5.50%, 08/01/2036	38,760
4,902	6.00%, 08/01/2037	5,329
29,780	7.00%, 08/01/2037	31,911
100,528	5.00%, 04/01/2038	106,311
265,647	5.50%, 05/01/2038	286,329
181,911	4.50%, 03/01/2039	189,231
229,242	4.50%, 05/01/2039	238,526
181,197	4.00%, 09/01/2040	184,562
453,411	5.00%, 09/01/2040	481,210
48,496	4.00%, 09/01/2043	49,120
1,716,091	4.00%, 03/01/2044	1,738,340
589,017	4.50%, 04/01/2044	608,845
3,870,002	3.50%, 12/01/2044	3,821,802
1,137,470	4.50%, 12/01/2044	1,175,888
828,951	3.00%, 02/01/2047	794,333
1,759,803	3.00%, 03/01/2047	1,686,173
925,198	3.50%, 09/01/2047	911,111
3,368,955	4.00%, 10/01/2047	3,404,826
1,248,483	4.00%, 11/01/2047	1,263,225
2,700,000	3.50%, 10/01/2048	2,658,354
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	185,463

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 52,995	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 3883 Class PB 3.00%, 05/15/2041	$ 52,011
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	6.73%, 02/25/2024 1-mo. LIBOR + 4.50%	127,168
	Series 2014-DN2 Class M2
180,051	3.88%, 04/25/2024 1-mo. LIBOR + 1.65%	182,405
	Series 2014-DN2 Class M3
165,000	5.83%, 04/25/2024 1-mo. LIBOR + 3.60%	183,344
	Federal National Mortgage Association
13,500,000	3.50%, TBA	13,284,986
883,769	4.00%, 07/01/2026	902,987
260,000	3.00%, 07/01/2027	248,929
365,111	2.88%, 11/01/2027	345,911
1,000,000	3.10%, 02/01/2028	963,555
1,080,225	3.50%, 01/01/2031	1,071,719
308,671	3.01%, 07/01/2032	286,896
382,644	3.04%, 07/01/2032	356,526
160,000	3.09%, 07/01/2032	148,527
385,000	3.10%, 07/01/2032	357,336
2,564,964	3.00%, 10/01/2032	2,536,216
1,716,491	3.50%, 05/01/2033	1,726,771
225,988	3.19%, 07/01/2033	211,374
14,801	4.50%, 08/01/2035	15,358
33,733	6.00%, 02/01/2036	37,131
88,606	5.50%, 03/01/2036	95,618
70,885	6.50%, 06/01/2036	77,714
73,373	6.00%, 02/01/2037	79,288
77,929	6.00%, 03/01/2037	85,648
276	6.50%, 04/01/2037	302
62,181	6.00%, 08/01/2037	68,336
31,486	6.50%, 08/01/2037	35,013
1,086,939	4.00%, 02/01/2041	1,106,499
6,703,007	4.50%, 02/01/2041	6,975,897
585,114	4.00%, 10/01/2041	595,270
987,143	4.00%, 01/01/2045	999,036
760,542	3.50%, 08/01/2045	751,708
696,400	4.00%, 07/01/2046	704,307
4,775,265	4.00%, 10/01/2046	4,825,921
1,659,207	3.50%, 01/01/2047	1,637,191
683,344	4.50%, 02/01/2047	705,630
6,827,838	4.00%, 06/01/2047	6,898,869
2,345,899	3.50%, 08/01/2047	2,311,250
2,656,748	4.00%, 09/01/2047	2,689,994
5,600,041	3.50%, 12/01/2047	5,514,204
1,576,550	4.00%, 12/01/2047	1,596,364
4,192,581	4.50%, 04/01/2048	4,326,726
1,573,285	4.50%, 05/01/2048	1,624,094
	Series 2017-A6 Class A6
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 201,777	3.00%, 12/25/2054	$ 196,718
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
430,000	4.83%, 05/25/2024 1-mo. LIBOR + 2.60%	457,390
	Series 2014-C03 Class 1M2
461,236	5.22%, 07/25/2024 1-mo. LIBOR + 3.00%	494,497
	Series 2018-C04 Class 2M1
219,101	2.98%, 12/25/2030 1-mo. LIBOR + 0.75%	219,152
	Series 2018-C05 Class 1M1
157,497	2.95%, 01/25/2031 1-mo. LIBOR + 0.72%	157,520
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
199,590	3.50%, 10/25/2056	198,772
	Series 2012-18 Class GA
134,723	2.00%, 12/25/2041	126,583
	Series 2012-21 Class PQ
69,913	2.00%, 09/25/2041	65,520
	Series 2012-52 Class PA
80,926	3.50%, 05/25/2042	81,038
	Series 2012-75 Class KC
144,163	2.50%, 12/25/2041	138,153
	Series 2015-48 Class QB
125,980	3.00%, 02/25/2043	123,068
	Series 2016-11 Class GA
122,091	2.50%, 03/25/2046	117,036
	Series 2017-72 Class B
114,018	3.00%, 09/25/2047	111,145
	Series 2017-72 Class CD
116,824	3.00%, 09/25/2047	113,877
	Series 2018-23 Class LA
107,207	3.50%, 04/25/2048	106,762
	Series 2018-38 Class PC
196,856	3.50%, 03/25/2045	197,050
	Series 2018-77 Class PA
100,000	3.50%, 02/25/2048	99,467
	Series 2018-80 Class GD
210,000	3.50%, 12/25/2047	208,224
	Government National Mortgage Association
1,500,000	3.00%, TBA	1,452,744
4,200,000	3.50%, TBA	4,176,293
3,800,000	4.00%, TBA	3,864,199
2,400,000	4.50%, TBA	2,480,625
553,184	4.00%, 02/20/2045	566,976
305,675	4.50%, 01/20/2046	320,245
2,635,332	4.00%, 09/20/2047	2,681,927
2,725,390	4.00%, 12/20/2047	2,773,578
2,826,375	4.00%, 03/20/2048	2,876,533
	Series 2013-37 Class LG

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 210,613	2.00%, 01/20/2042	$ 201,150
		121,356,336
TOTAL MORTGAGE-BACKED SECURITIES — 30.61% (Cost $140,398,008)		$137,609,367
MUNICIPAL BONDS AND NOTES
	Regents of the University of California Medical Center Pooled Revenue
60,000	6.55%,05/15/2048	78,572
35,000	6.58%,05/15/2049	45,883
115,000	State of California 7.55%, 04/01/2039	167,852
TOTAL MUNICIPAL BONDS AND NOTES — 0.06% (Cost $293,011)		$ 292,307
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
4,250,000	0.13%, 07/15/2024	4,334,110
10,416,000	0.38%, 07/15/2027	10,255,512
3,200,000	0.50%, 01/15/2028	3,138,509
6,650,000	0.75%, 07/15/2028	6,561,473
1,000,000	0.75%, 02/15/2045	994,589
	United States Treasury Note/Bond
800,000	2.63%, 07/31/2020	797,406
3,742,000	8.13%, 08/15/2021(j)(k)	4,280,936
12,593,000	1.88%, 04/30/2022	12,151,261
900,000	1.75%, 05/15/2023	853,734
3,500,000	2.75%, 07/31/2023	3,469,375
1,185,000	2.25%, 01/31/2024	1,143,340
885,000	2.00%, 04/30/2024	840,888
1,500,000	2.00%, 06/30/2024	1,422,891
2,705,000	2.38%, 08/15/2024(k)	2,615,925
1,000,000	2.13%, 09/30/2024	952,891
2,500,000	2.13%, 11/30/2024	2,378,223
1,000,000	2.50%, 01/31/2025	971,367
7,892,000	2.00%, 02/15/2025	7,433,278
1,540,000	2.63%, 03/31/2025	1,505,651
1,885,000	2.88%, 04/30/2025	1,870,494
280,000	2.13%, 05/15/2025	265,191
1,500,000	2.88%, 07/31/2025	1,487,461
1,740,000	2.00%, 08/15/2025	1,630,774
2,590,000	2.75%, 02/15/2028	2,525,958
3,850,000	2.88%, 08/15/2028(d)	3,791,648
785,000	4.63%, 02/15/2040	962,361
1,800,000	4.75%, 02/15/2041	2,251,969
720,000	3.75%, 11/15/2043	788,119
1,125,000	3.63%, 02/15/2044	1,207,837
3,900,000	3.00%, 11/15/2044	3,763,043
5,800,000	2.50%, 02/15/2045	5,077,945
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,445,000	2.88%, 08/15/2045	$ 2,301,165
4,420,000	3.00%, 11/15/2045	4,261,156
260,000	2.50%, 05/15/2046	226,627
1,820,000	2.25%, 08/15/2046	1,502,140
2,296,000	2.88%, 11/15/2046	2,158,419
1,500,000	3.00%, 02/15/2047	1,444,746
2,155,000	2.75%, 08/15/2047	1,972,583
2,200,000	2.75%, 11/15/2047	2,012,742
1,050,000	3.00%, 02/15/2048	1,010,051
1,030,000	3.00%, 08/15/2048	990,691
TOTAL U.S. TREASURY BONDS AND NOTES — 24.38% (Cost $112,977,860)		$109,604,479
Shares
INVESTMENT COMPANIES
1,416,902	Federated Emerging Markets Core Fund(l)(m)	13,389,726
1,494,180	Federated Project Trade and Finance Fund(l)(m)	13,567,153
TOTAL INVESMENT COMPANIES — 6.00% (Cost $27,979,631)		$ 26,956,879
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 2.79%
1,500,000	BNG Bank NV 2.23%, 10/10/2018	1,498,992
750,000	CRC Funding LLC 2.26%, 11/05/2018	748,240
	Erste Abwicklungsanstalt
1,500,000	2.26%, 10/23/2018	1,497,677
750,000	2.29%, 11/16/2018	747,699
1,000,000	KFW International Finance Inc 2.17%, 10/16/2018	998,932
1,000,000	Metlife Funding Inc 2.02%, 10/01/2018	999,889
1,250,000	Old Line Funding Corp 2.31%, 12/06/2018	1,244,557
	Ontario Teachers Finance Trust
1,250,000	2.20%, 10/24/2018	1,248,090
700,000	2.54%, 02/15/2019	693,249
1,500,000	Province of Alberta Canada 2.18%, 10/10/2018	1,498,923
1,355,000	Societe Generale 2.18%, 10/18/2018	1,353,384

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
		12,529,632
U.S. Government Agency Bonds and Notes — 1.09%
$ 4,900,000	Federal Home Loan Bank 1.93%, 10/01/2018	$ 4,899,483
Repurchase Agreements — 1.91%
2,040,028	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $2,040,028 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(n)	2,040,028
2,040,028	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $2,040,028 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(n)	2,040,028
2,040,028	Undivided interest of 41.90% in a repurchase agreement (principal amount/value $4,874,266 with a maturity value of $4,875,180) with HSBC Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $2,040,028 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/25 - 1/1/57, with a value of $4,971,751.(n)	2,040,028
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 423,834	Undivided interest of 49.30% in a repurchase agreement (principal amount/value $860,731 with a maturity value of $860,892) with Mizuho Securities (USA) LLC, 2.24%, dated 9/28/18 to be repurchased at $423,834 on 10/1/18 collateralized by U.S. Treasury securities, 0.50% - 3.00%, 3/31/20 - 9/9/49, with a value of $877,946.(n)	$ 423,834
2,040,028	Undivided interest of 6.31% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $2,040,028 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(n)	2,040,028
		8,583,946
SHORT TERM INVESTMENTS — 5.79% (Cost $26,013,061)		$ 26,013,061
TOTAL INVESTMENTS — 109.31% (Cost $501,965,210)		$491,356,759
OTHER ASSETS & LIABILITIES, NET — (9.31)%		$ (41,843,890)
TOTAL NET ASSETS — 100.00%		$449,512,869

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $70,500,372 and $69,611,558, respectively, representing 15.59% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(d)	All or a portion of the security is on loan at September 28, 2018.
(e)	Security in bankruptcy at September 28, 2018.
(f)	Security in default; some interest payments received during the last 12 months. At September 28, 2018, the aggregate cost and fair value of such securities was $73,953 and $55,875.
(g)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2018. Maturity date disclosed represents final maturity date.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Issuer is considered an affiliate of the Fund.
(m)	Restricted security; further details of these securities are included in a subsequent table.
(n)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 28, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/01/2017-09/01/2018	$14,274,292	$13,389,726	2.98%
Federated Project Trade and Finance Fund	05/22/2017-09/24/2018	13,705,339	13,567,153	3.02
		$27,979,631	$26,956,879	6.00%
(a)See Notes to Schedule of Investments regarding Restricted Securities.
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Long Futures	182	21,618,188	December 2018	$ 241,497
U.S. 2 Year Treasury Note Long Futures	246	51,840,656	December 2018	(135,713)
U.S. 5 Year Treasury Note Long Futures	27	3,036,867	December 2018	(10,371)
U.S. Ultra 10 Year Treasury Note Short Futures	158	19,908,000	December 2018	289,661
U.S. Ultra Long Term Treasury Bond Long Futures	155	23,913,594	December 2018	934,844
U.S. Ultra Long Term Treasury Bond Short Futures	10	1,542,813	December 2018	(26,256)
			Net Appreciation	$1,293,662
At September 28, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BA	AUD	284,592	USD	207,219	October 24, 2018	$(1,464)
BA	NZD	306,725	USD	204,768	October 24, 2018	(1,422)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
					Net Depreciation	$(2,886)
At September 28, 2018, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.30 Index	$3,179,000	$63,010	$(59,998)	1.00	June 20, 2023	$3,012	Sell	Quarterly
					Net Appreciation	$3,012
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At September 28, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation	Payment Frequency
Receive	2.25%	3-mo. LIBOR	4,388,000	June 20, 2028	$ 92,375	Quarterly
Receive	2.75%	3-mo. LIBOR	440,000	December 20, 2047	39,733	Quarterly
				Net Appreciation	$132,108
Counterparty Abbreviations:
BA	Bank of America Corp
Currency Abbreviations
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.

September 28, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 27,413,620	$ —	$ 27,413,620
Corporate Bonds and Notes	—	162,273,101	—	162,273,101
Foreign Government Bonds and Notes	—	1,193,945	—	1,193,945
Mortgage-Backed Securities	—	137,609,367	—	137,609,367
Municipal Bonds and Notes	—	292,307	—	292,307
U.S. Treasury Bonds and Notes	—	109,604,479	—	109,604,479
Investment Companies(a)	—	—	—	26,956,879
Short Term Investments	—	26,013,061	—	26,013,061
Total investments, at fair value:	0	491,399,880	0	491,356,759
Other Financial Investments:
Credit Default Swaps(b)	—	3,012	—	3,012
Futures Contracts(b)	1,466,002	—	—	1,466,002
Interest Rate Swaps(b)	—	132,108	—	132,108
Total Assets	$ 1,466,002	$ 491,535,000	$ 0	$ 492,957,881
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	$ —	$ (2,886)	$ —	$ (2,886)
Futures Contracts(b)	(172,340)	—	—	(172,340)
Total Liabilities	$ (172,340)	$ (2,886)	$ 0	$ (175,226)
[1]	As permitted by U.S. GAAP, investment companies valued at $26,956,879 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
[2]	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. This Fund is not a mutual fund and therefore, there are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 84 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $1,876,329 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $3,068,500 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they

September 28, 2018

entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $4,140,700 in interest rate swaps for the reporting period.
The following table is a summary of the transactions for each underlying investment during the period ended September 28, 2018, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	1,416,902	$15,081,139	$2,804,979	$3,680,318	$(127,318)	$(816,074)	$541,955	$13,389,726	2.98%
Federated Project Trade and Finance Fund	1,494,180	12,335,104	1,230,317	-	-	1,732	453,128	13,567,153	3.02
					(127,318)	(814,342)	995,083	26,956,879	6.00
				Total	$(127,318)	$(814,342)	$995,083	$26,956,879	6.00%

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.80%
29,100	Braskem SA(a)	$ 419,940
544,000	China Oriental Group Co Ltd(a)	438,333
24,150	Ciech SA(b)	310,195
480,000	Dongyue Group Ltd(a)	330,791
43,975	Fibria Celulose SA Sponsored ADR	814,857
253,000	Formosa Chemicals & Fibre Corp	1,060,234
1,803	KCC Corp	551,179
13,363	LG Chem Ltd(a)	4,402,367
924,000	Maanshan Iron & Steel Co Ltd(a)	495,447
152,100	Mexichem SAB de CV	520,736
138,324	Mondi PLC	3,785,495
62,285	Novolipetsk Steel PJSC GDR	1,691,810
1,210,600	Petronas Chemicals Group Berhad	2,737,752
14,817	POSCO	3,933,125
164,500	PTT Global Chemical PCL	413,374
52,532	Severstal PJSC GDR(a)	875,304
17,383	SKCKOLONPI Inc(a)	736,374
17,400	Sociedad Quimica y Minera de Chile SA Sponsored ADR(b)	795,528
19,500	Vale SA(a)	288,501
590,100	Vale SA Sponsored ADR	8,757,084
1,792,000	Zijin Mining Group Co Ltd Class H	688,420
		34,046,846
Communications — 15.38%
369,300	Advanced Info Service PCL	2,295,715
101,730	Alibaba Group Holding Ltd Sponsored ADR(a)	16,761,035
624,100	America Movil SAB de CV Class L	501,908
9,500	Autohome Inc Sponsored ADR(a)	735,395
5,100	Baidu Inc Sponsored ADR(a)	1,166,268
43,314	Cheil Worldwide Inc(a)	845,780
416,500	China Mobile Ltd	4,094,962
3,184,000	China Telecom Corp Ltd Class H	1,582,766
905,048	Global Telecom Holding SAE(a)	167,388
7,082	KAKAO Corp(a)	759,481
188,096	LG Uplus Corp(a)	3,103,343
415,585	Magyar Telekom Telecommunications PLC	596,712
46,700	Mobile TeleSystems PJSC Sponsored ADR(a)	398,351
38,147	Naspers Ltd Class N	8,214,915
2,402	NCSoft Corp(a)	958,335
68,738	Sun TV Network Ltd	582,813
385,400	Tencent Holdings Ltd	15,736,201
753,162	Turk Telekomunikasyon AS(a)	452,836
Shares		Fair Value
Communications — (continued)
7,300	YY Inc ADR(a)	$ 546,916
		59,501,120
Consumer, Cyclical — 7.08%
645,600	AirAsia Group Bhd	492,805
77,000	ANTA Sports Products Ltd	367,585
635,500	BAIC Motor Corp Ltd Class H(c)	511,519
2,344,000	Brilliance China Automotive Holdings Ltd(a)	3,779,634
220,260	Cebu Air Inc	285,364
58,988	Clicks Group Ltd	729,057
70,000	Feng TAY Enterprise Co Ltd(a)	431,084
747,000	Geely Automobile Holdings Ltd	1,487,621
72,824	Gourmet Master Co Ltd	624,679
616,000	Guangzhou Automobile Group Co Ltd Class H	680,604
5,253	Hotel Shilla Co Ltd(a)	513,655
31,877	Korean Air Lines Co Ltd(a)	807,353
13,088	LG Corp(a)	856,677
18,105	LG Electronics Inc(a)	1,158,551
220	LPP SA(a)	514,677
67,092	Mahindra & Mahindra Ltd	797,028
338,222	Mahindra & Mahindra Ltd Sponsored GDR	3,957,197
2,963	Maruti Suzuki India Ltd	300,413
86,417	Mr Price Group Ltd	1,393,686
24,000	Poya International Co Ltd	218,697
142,000	President Chain Store Corp(a)	1,667,182
58,000	Shenzhou International Group Holdings Ltd	744,206
532,000	Sinotruk Hong Kong Ltd	1,160,701
904,700	Wal-Mart de Mexico SAB de CV	2,744,460
15,300	Yum China Holdings Inc	537,183
271,000	Zhongsheng Group Holdings Ltd	657,759
		27,419,377
Consumer, Non-Cyclical — 9.03%
70,114	Adcock Ingram Holdings Ltd	311,667
46,713	Astral Foods Ltd	814,531
40,779	Avanti Feeds Ltd	217,836
4,215	BGF Retail Co Ltd(a)	780,872
132,600	Bumrungrad Hospital PCL	715,482
1,430	Celltrion Inc(a)	383,234
257,000	China Medical System Holdings Ltd	357,867
84,432	Cia Cervecerias Unidas SA(a)	1,176,800
29,074	Colgate-Palmolive India Ltd	433,821
994,000	CSPC Pharmaceutical Group Ltd	2,102,543
45,598	Dino Polska SA(a)(c)	1,231,233
27,179	Divi's Laboratories Ltd	491,432
16,860	DP World Ltd	322,026
143,100	Estacio Participacoes SA	885,838

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
320,800	Fomento Economico Mexicano SAB de CV	$ 3,173,715
107,366	Hindustan Unilever Ltd	2,382,791
4,767	Huons Co Ltd(a)	425,323
39,907	Jubilant Life Sciences Ltd(a)	403,527
5,218	LG Household & Health Care Ltd(a)	6,001,315
4,104	Nestle India Ltd	549,241
26,200	Nestle Malaysia Berhad	926,829
17,000	New Oriental Education & Technology Group Inc Sponsored ADR(a)	1,258,170
1,191,500	Sino Biopharmaceutical Ltd	1,108,256
40,900	SLC Agricola SA	615,341
140,600	TAL Education Group ADR(a)	3,614,826
1,512,000	Uni-President Enterprises Corp	3,944,816
78,800	YiChang HEC ChangJiang Pharmaceutical Co Ltd Class H(c)	327,339
		34,956,671
Diversified — 0.32%
112,965	AVI Ltd	849,080
301,984	Haci Omer Sabanci Holding AS(a)	380,851
		1,229,931
Energy — 7.94%
684,185	Bharat Petroleum Corp Ltd	3,530,662
1,348,000	China Petroleum & Chemical Corp Class H	1,354,402
305,500	China Shenhua Energy Co Ltd Class H	695,765
2,690,000	CNOOC Ltd	5,326,542
223,032	Coal India Ltd(a)	819,417
46,800	Cosan SA(a)	374,303
16,300	Ecopetrol SA Sponsored ADR	438,959
36,821	Exxaro Resources Ltd	378,530
177,103	Gazprom PJSC Sponsored ADR	880,202
35,482	Grupa Lotos SA	721,688
73,961	Hindustan Petroleum Corp Ltd(a)	256,482
85,566	LUKOIL PJSC Sponsored ADR	6,536,363
121,562	MOL Hungarian Oil & Gas PLC	1,309,336
1,168,000	PetroChina Co Ltd	945,375
158,000	Petroleo Brasileiro SA Sponsored ADR	1,907,060
28,879	Polski Koncern Naftowy ORLEN SA	791,603
173,400	PTT Exploration & Production PCL	825,714
509,500	Semirara Mining & Power Corp	251,780
Shares		Fair Value
Energy — (continued)
44,495	Tatneft PJSC Sponsored ADR	$ 3,394,968
		30,739,151
Financial — 26.13%
38,616	Absa Group Ltd	414,164
244,000	Agile Group Holdings Ltd	345,769
2,121,000	Agricultural Bank of China Ltd Class H	1,040,183
504,000	Air China Ltd	484,812
2,026,500	Ayala Land Inc	1,502,145
188,460	Banco Bradesco SA	1,333,693
574,800	Banco Bradesco SA ADR	4,069,584
63,700	Banco Santander Brasil SA	562,307
10,200	Bancolombia SA Sponsored ADR	425,544
257,500	Bank Central Asia Tbk PT	417,084
11,701,500	Bank Mandiri Persero Tbk PT	5,272,829
2,859,000	Bank of China Ltd Class H	1,263,229
10,549,000	Bank Rakyat Indonesia	2,229,189
118,400	BOC Aviation Ltd(a)(c)	918,564
6,127	Capitec Bank Holdings Ltd	443,202
376,600	Central Pattana PCL	966,551
161,160	Chailease Holding Co Ltd	564,056
3,239,000	China CITIC Bank Corp Ltd Class H(a)	2,068,377
8,679,000	China Construction Bank Corp Class H	7,586,319
544,000	China Merchants Bank Co Ltd Class H	2,199,706
976,500	China Vanke Co Ltd Class H	3,219,270
1,600,000	Commerce Asset Holding(a)	2,322,920
194,198	Commercial International Bank Egypt SAE GDR	901,953
60,568	Coronation Fund Managers Ltd	230,815
1,720,000	Country Garden Holdings Co Ltd	2,167,510
405,109	Dubai Islamic Bank PJSC	593,389
1,723,000	E.Sun Financial Holding Co Ltd(a)	1,272,139
266,348	FirstRand Ltd	1,277,628
434,000	Future Land Development Holdings Ltd(a)	280,460
763,800	Grupo Financiero Banorte SAB de CV Class O	5,525,449
25,831	Hana Financial Group Inc	1,037,187
55,458	Hanwha General Insurance Co Ltd(a)	351,004
37,565	HDFC Bank Ltd(a)	1,037,623
34,000	HDFC Bank Ltd ADR	3,199,400
203,700	Hong Leong Bank	1,013,051
39,104	Hyundai Marine & Fire Insurance Co Ltd(a)	1,478,181
5,780,000	Industrial & Commercial Bank of China Ltd Class H	4,219,942
30,833	Industrial Bank of Korea(a)	423,737
34,800	Itau Unibanco Holding SA Sponsored ADR	382,104
236,000	Jiayuan International Group Ltd(a)	403,968

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
49,403	KB Financial Group Inc(a)	$ 2,406,124
837,100	Krungthai Card PCL(a)	932,692
40,844	Larsen & Toubro Infotech Ltd(c)	1,080,418
258,500	Longfor Properties Co Ltd	666,356
41,562	Meritz Fire & Marine Insurance Co Ltd(a)	724,827
517,716	Muangthai Capital PCL(a)	772,982
40,139	OTP Bank PLC	1,487,495
1,031,000	Ping An Insurance Group Co of China Ltd Class H	10,444,244
1,057,000	Postal Savings Bank of China Co Ltd Class H(a)(c)	664,220
31,039	Qatar National Bank QPSC(a)	1,513,708
153,870	Rural Electrification Corp Ltd(a)	208,049
1,357,670	Sberbank of Russia PJSC	4,196,687
242,672	Sberbank of Russia Sponsored ADR	3,051,600
432,000	Shimao Property Holdings Ltd	1,072,809
26,655	Shinhan Financial Group Co Ltd(a)	1,077,089
51,907	Standard Bank Group Ltd	641,857
197,300	Tisco Financial Group PCL	511,066
456,505	Turkiye Garanti Bankasi AS	582,019
129,774	Yes Bank Ltd	329,058
6,311,000	Yuanta Financial Holding Co Ltd	3,326,852
		101,135,189
Industrial — 3.77%
57,000	AAC Technologies Holdings Inc	588,599
366,500	Anhui Conch Cement Co Ltd Class H	2,200,795
1,136,000	China Resources Cement Holdings Ltd	1,321,089
140,000	Chroma ATE Inc(a)	671,571
3,449,800	DMCI Holdings Inc	726,512
33,145	Escorts Ltd	279,872
185,900	Grupo Aeroportuario del Centro Norte SAB de CV(a)	1,328,638
237,000	Haitian International Holdings Ltd	527,383
1,528,000	HannStar Display Corp(a)	376,743
96,270	Hiwin Technologies Corp	795,428
13,000	Largan Precision Co Ltd	1,544,416
1,254,000	Lonking Holdings Ltd(a)	403,730
127,000	Micro-Star International Co Ltd	343,524
272,560	Nichidenbo Corp	539,658
756,700	SKP Resources Berhad(a)	254,017
59,500	Sunny Optical Technology Group Co Ltd	686,932
538,600	Sunway Construction Group Berhad	236,962
598,000	Tianneng Power International Ltd	528,642
44,000	Walsin Technology Corp	306,980
2,528,000	West China Cement Ltd(a)	474,521
Shares		Fair Value
Industrial — (continued)
29,727	Yageo Corp	$ 446,382
		14,582,394
Technology — 16.28%
29,674	HCL Technologies Ltd	445,315
996,150	Inari Amertron Berhad	548,899
270,800	Infosys Ltd Sponsored ADR	2,754,036
507,342	Samsung Electronics Co Ltd	21,232,706
4,828	Samsung SDS Co Ltd(a)	1,005,257
9,693	Samwha Capacitor Co Ltd(a)	650,937
3,465	SK Holdings Co Ltd	896,624
118,784	SK Hynix Inc(a)	7,858,501
92,000	Taiwan Semiconductor Manufacturing Co Ltd	785,085
476,400	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	21,037,824
133,697	Tata Consultancy Services Ltd	4,027,629
140,800	Wipro Ltd ADR	733,568
19,800	WNS Holdings Ltd ADR(a)	1,004,850
		62,981,231
Utilities — 2.28%
656,278	Aguas Andinas SA Class A	363,208
152,500	Beijing Enterprises	854,693
284,800	China Gas Holdings Ltd	806,059
92,000	China Resources Gas Group Ltd(a)	374,119
221,149	Enea SA(a)	479,613
7,696,210	Enel Americas SA(a)	1,185,373
167,209	Engie Energia Chile SA	320,471
4,213	GAIL India Ltd GDR	132,161
17,953	Korea Electric Power Corp(a)	475,187
279,300	PGE Polska Grupa Energetyczna SA(a)	721,900
1,189,999	Power Grid Corp of India Ltd	3,095,293
		8,808,077
TOTAL COMMON STOCK — 97.01% (Cost $413,057,642)		$375,399,987
WARRANTS
Consumer, Non-Cyclical — 1.35%
49,144	Kweichow Moutai Co Ltd	5,215,445
Technology — 1.01%
935,781	Hangzhou Hikvision Digital Technology Co Ltd	3,911,107
TOTAL WARRANTS — 2.36% (Cost $11,731,699)		$ 9,126,552

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.23%
$ 883,828	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $883,828 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(d)	$ 883,828
SHORT TERM INVESTMENTS — 0.23% (Cost $883,828)		$ 883,828
TOTAL INVESTMENTS — 99.60% (Cost $425,673,169)		$385,410,367
OTHER ASSETS & LIABILITIES, NET — 0.40%		$ 1,548,759
TOTAL NET ASSETS — 100.00%		$386,959,126
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $4,759,430 and $4,733,293, respectively, representing 1.22% of net assets.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Summary of Investments by Country as of September 28, 2018.
Country	Fair Value	Percentage of Fund Investments
China	$112,653,825	29.23%
South Korea	65,834,324	17.08
Taiwan	39,957,350	10.37
India	33,049,933	8.57
Russia	21,025,286	5.45
Brazil	20,410,611	5.30
South Africa	19,484,628	5.06
Mexico	13,794,905	3.58
Hong Kong	12,960,896	3.36
Malaysia	8,533,235	2.21
Indonesia	7,919,102	2.05
Thailand	7,433,576	1.93
Poland	4,770,909	1.24
Chile	3,841,380	1.00
Hungary	3,393,542	0.88
Philippines	2,765,800	0.72
Qatar	1,513,708	0.39
Turkey	1,415,706	0.37
Egypt	1,069,341	0.28
Singapore	918,564	0.24
United Arab Emirates	915,415	0.24
United States	883,828	0.23
Columbia	864,503	0.22
Total	$385,410,367	100.00%
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 110,261,872	$ 265,138,115	$ —	$ 375,399,987
Warrants	—	9,126,552	—	9,126,552
Short Term Investments	—	883,828	—	883,828
Total Assets	$ 110,261,872	$ 275,148,495	$ 0	$ 385,410,367
As of September 28, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications		$167,388
Financial		593,389
Industrial	$527,383
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.76%
$ 500,000	Americredit Automobile Receivables Trust Series 2016-4 Class D 2.74%, 12/08/2022	$ 491,155
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class B
425,000	3.48%, 07/20/2022	424,985
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	399,970
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 10/15/2025	449,815
1,239,947	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 3.11%, 01/17/2035 1-mo. LIBOR + 0.95%	1,239,945
800,000	World Omni Automobile Lease Securitization Trust Series 2018-B Class A4 3.30%, 03/15/2024	799,859
TOTAL ASSET-BACKED SECURITIES — 0.76% (Cost $3,808,372)		$ 3,805,729
CORPORATE BONDS AND NOTES
Basic Materials — 0.26%
600,000	OCP SA 6.88%, 04/25/2044	644,250
650,000	SASOL Financing USA LLC 5.88%, 03/27/2024	662,141
Consumer, Cyclical — 0.14%
200,000	CK Hutchison Europe Finance 18 Ltd EUR, 1.25%, 04/13/2025	228,876
450,000	Sands China Ltd(b) 4.60%, 08/08/2023	449,876
Consumer, Non-Cyclical — 0.39%
625,000	CVS Health Corp 3.88%, 07/20/2025	615,542
580,000	DP World Ltd 6.85%, 07/02/2037	666,275
650,000	Keurig Dr Pepper Inc(b) 4.06%, 05/25/2023	649,536
Energy — 1.00%
650,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	632,879
625,000	Ecopetrol SA 5.88%, 05/28/2045	618,125
Principal Amount(a)		Fair Value
Energy — (continued)
$ 625,000	Energy Transfer Partners LP 3.60%, 02/01/2023	$ 614,141
1,600,000	Gazprom OAO Via Gaz Capital SA EUR, 2.50%, 03/21/2026	1,801,948
1,375,000	Petrobras Global Finance BV 7.25%, 03/17/2044	1,302,813
Financial — 0.36%
	Letras del Banco Central de la Republica Argentina(d)
16,455,000	ARS, 0.00%, 10/17/2018	374,513
7,843,000	ARS, 0.00%, 11/21/2018	171,865
1,275,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,238,797
Industrial — 0.24%
1,250,000	General Electric Co(e) 5.00%, Perpetual	1,218,594
Technology — 0.13%
600,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	638,968
TOTAL CORPORATE BONDS AND NOTES — 2.52% (Cost $12,903,769)		$ 12,529,139
FOREIGN GOVERNMENT BONDS AND NOTES
750,000	Arab Petroleum Investments Corp(b) 4.13%, 09/18/2023	752,756
	Argentine Bonos del Tesoro
92,500,000	ARS, 18.20%, 10/03/2021(f)	1,792,199
3,215,000	ARS, 45.23%, 04/03/2022(c) BADLARPP + 2.00%	73,347
42,851,000	ARS, 16.00%, 10/17/2023	847,541
78,288,000	ARS, 15.50%, 10/17/2026	1,363,979
	Argentine Republic Government International Bond
525,000	6.88%, 01/26/2027	446,250
900,000	EUR, 5.25%, 01/15/2028	830,731
4,350,000	Australia Government Bond AUD, 2.25%, 05/21/2028	3,032,715
	Brazil Notas do Tesouro Nacional Series F
32,297 (g)	BRL, 10.00%, 01/01/2023	7,802,461
27,055 (g)	BRL, 10.00%, 01/01/2025	6,355,958
18,759 (g)	BRL, 10.00%, 01/01/2027	4,299,059
	Bundesrepublik Deutschland Bundesanleihe
8,550,000	EUR, 3.00%, 07/04/2020	10,553,580
1,925,000	EUR, 4.75%, 07/04/2028	3,161,837

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,525,000	EUR, 2.50%, 08/15/2046	$ 2,393,072
1,100,000	Canadian Government Real Return Bond CAD, 0.50%, 12/01/2050	838,455
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	94,054
41,000,000	COP, 4.38%, 03/21/2023	13,146
64,000,000	COP, 9.85%, 06/28/2027	26,734
	Colombian Titulos De Tesoreria
1,189,000,000	COP, 7.00%, 05/04/2022	416,626
4,456,000,000	COP, 10.00%, 07/24/2024	1,768,449
8,723,200,000	COP, 7.50%, 08/26/2026	3,079,252
4,621,700,000	COP, 6.00%, 04/28/2028	1,457,887
3,945,100,000	COP, 7.75%, 09/18/2030	1,399,714
375,000	Cyprus Government International Bond EUR, 4.25%, 11/04/2025	511,335
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	612,480
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	862,601
	French Republic Government Bond OAT
3,575,000	EUR, 3.50%, 04/25/2020	4,410,737
2,750,000	EUR, 0.00%, 03/25/2023	3,194,242
4,950,000	EUR, 0.25%, 11/25/2026	5,618,514
6,325,000	EUR, 2.00%, 05/25/2048(b)	7,921,213
600,000	Hellenic Republic Government Bond EUR, 3.90%, 01/30/2033	636,984
275,000	Hungary Government International Bond EUR, 1.75%, 10/10/2027	324,728
	India Government Bond
141,000,000	INR, 8.15%, 06/11/2022	1,953,265
329,000,000	INR, 8.08%, 08/02/2022	4,531,749
25,000,000	INR, 6.84%, 12/19/2022	330,597
362,000,000	INR, 8.83%, 11/25/2023	5,127,626
361,000,000	INR, 7.68%, 12/15/2023	4,882,887
595,000,000	INR, 7.59%, 01/11/2026	7,957,171
700,000	Indonesia Government International Bond 4.35%, 01/11/2048	641,089
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	144,046
3,887,000,000	IDR, 12.90%, 06/15/2022	299,291
257,000,000	IDR, 10.25%, 07/15/2022	18,356
2,419,000,000	IDR, 5.63%, 05/15/2023	147,397
71,311,000,000	IDR, 8.38%, 09/15/2026	4,820,267
10,314,000,000	IDR, 7.00%, 05/15/2027	640,231
212,000,000	IDR, 10.00%, 02/15/2028	15,634
635,000,000	IDR, 6.13%, 05/15/2028	36,945
8,099,000,000	IDR, 9.00%, 03/15/2029	568,707
1,440,000,000	IDR, 10.50%, 08/15/2030	111,669
17,784,000,000	IDR, 8.75%, 05/15/2031	1,223,267
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
18,670,000,000	IDR, 8.38%, 03/15/2034	$ 1,228,339
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,154,537
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,632,794
	Italy Buoni Poliennali Del Tesoro
4,975,000	EUR, 1.05%, 12/01/2019	5,797,412
3,600,000	EUR, 1.35%, 04/15/2022	4,085,567
3,550,000	EUR, 0.95%, 03/15/2023	3,899,566
3,325,000	EUR, 1.25%, 12/01/2026	3,426,176
2,675,000	EUR, 2.70%, 03/01/2047(b)	2,651,998
670,625	Ivory Coast Government International Bond(h) 5.75%, 12/31/2032	631,226
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	5,888,850
	Japan Government Ten Year Bond
624,500,000	JPY, 0.80%, 09/20/2023	5,729,866
380,300,000	JPY, 0.50%, 12/20/2024	3,452,808
594,350,000	JPY, 0.10%, 09/20/2027	5,234,015
1,232,000,000	Japan Government Thirty Year Bond JPY, 0.70%, 06/20/2048	10,301,930
1,505,000,000	Japanese Government, Index Linked JPY, 0.10%, 03/10/2027	13,969,143
675,000	Kenya Government International Bond 7.25%, 02/28/2028	657,281
1,025,000	Kingdom of Belgium Government Bond(b) EUR, 1.90%, 06/22/2038	1,278,819
	Korea Monetary Stabilization Bond
2,440,000,000	KRW, 1.61%, 10/08/2018	2,199,590
1,050,000,000	KRW, 1.72%, 12/02/2018	946,650
5,330,000,000	KRW, 2.06%, 12/02/2019	4,810,425
	Mexican Bonos
2,625,700 (i)	MXP, 5.00%, 12/11/2019	13,566,117
709,900 (i)	MXP, 8.00%, 06/11/2020	3,805,821
757,500 (i)	MXP, 6.50%, 06/10/2021	3,924,234
1,693,750 (i)	MXP, 8.00%, 12/07/2023	9,138,865
	Mexican Udibonos, Index Linked(k)
7,210 (j)	MXP, 4.00%, 06/13/2019	235,292
5,670 (j)	MXP, 2.50%, 12/10/2020	180,636
660,000	Mexico Government International Bond 4.75%, 03/08/2044	630,630
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	1,930,241
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,059,753
142,970,000	Philippines Government Bond PHP, 3.88%, 11/22/2019	2,591,716

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
625,000	Qatar Government International Bond 5.10%, 04/23/2048	$ 648,438
	Republic of Austria Government Bond(b)
1,125,000	EUR, 0.75%, 02/20/2028	1,314,161
575,000	EUR, 1.50%, 02/20/2047	679,573
	Republic of Ghana Government Bonds
220,000	GHC, 21.50%, 03/09/2020	46,394
220,000	GHC, 21.00%, 03/23/2020	46,142
110,000	GHC, 18.50%, 06/01/2020	22,268
260,000	GHC, 18.25%, 09/21/2020	52,202
180,000	GHC, 24.75%, 03/01/2021	39,935
400,000	GHC, 16.50%, 03/22/2021	78,276
1,660,000	GHC, 16.25%, 05/17/2021	307,669
50,000	GHC, 24.50%, 06/21/2021	11,000
300,000	GHC, 24.75%, 07/19/2021	66,202
130,000	GHC, 18.25%, 07/25/2022	24,972
170,000	GHC, 17.60%, 11/28/2022	31,935
1,370,000	GHC, 16.50%, 02/06/2023	243,632
970,000	GHC, 19.75%, 03/25/2024	188,749
2,890,000	GHC, 19.00%, 11/02/2026	534,990
3,873,000	GHC, 19.75%, 03/15/2032	725,603
650,000	Republic of Ghana Government International Bond(b) 7.63%, 05/16/2029	650,612
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	618,322
16,900,000	Republic of South Africa Government Bond ZAR, 10.50%, 12/21/2026	1,294,397
370,000	Repulic of Ghana Treasury Note GHC, 17.18%, 01/06/2020	74,244
175,000,000	Russian Federal Bond RUB, 7.70%, 03/23/2033	2,507,012
650,000	Saudi Government International Bond 4.63%, 10/04/2047	626,275
775,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	572,243
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,520,470
3,275,000	EUR, 1.50%, 04/30/2027	3,857,016
3,625,000	EUR, 2.90%, 10/31/2046	4,539,194
355,700,000	Thailand Government Bond THB, 3.88%, 06/13/2019	11,165,020
3,603,000	Ukraine Government International Bond(b)(l) 3.00%, 05/31/2040	1,890,926
7,500,000	United Kingdom Gilt GBP, 1.50%, 07/22/2047	8,877,375
Principal Amount(a)		Fair Value
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 55.04% (Cost $287,475,118)		$273,638,374
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.30%
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
$ 365,000	4.24%, 02/10/2047	$ 377,596
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	505,927
600,000	Hyatt Hotel Portfolio Trust(b)(c) Series 2017-HYT2 Class B 3.12%, 08/09/2032 1-mo. LIBOR + 0.96%	599,814
U.S. Government Agency — 0.06%
325,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series KC02 Class A2 3.37%, 07/25/2025	321,201
TOTAL MORTGAGE-BACKED SECURITIES — 0.36% (Cost $1,806,134)		$ 1,804,538
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,740,000	2.75%, 02/15/2019	2,743,960
17,150,000	2.23%, 07/31/2020(c) USBMMY3M + 0.04%	17,149,597
23,000,000	2.63%, 08/15/2020	22,919,141
13,450,000	2.75%, 07/31/2023	13,332,312
6,925,000	2.75%, 02/15/2028	6,753,768
2,325,000	0.88%, 02/15/2047	2,320,061
9,570,000	3.13%, 05/15/2048	9,438,039
TOTAL U.S. TREASURY BONDS AND NOTES — 15.01% (Cost $75,507,653)		$ 74,656,878
Contract Size		Fair value
PURCHASED OPTIONS
89	U.S. 10 Year Treasury Futures Call Option, exercise price 119.00, expiration November 2018, notional amount $10,571,831.	27,813

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.91%
	Argentina Treasury Bill
1,061,000	ARS, 0.00%, 10/12/2018	$ 28,484
3,761,000	ARS, 2.01%, 03/29/2019	90,177
42,105,000	ARS, 0.00%, 09/30/2019(d)	1,062,894
	Bonos de la Nacion Argentina con Ajuste por CER
12,897,000	ARS, 3.75%, 02/08/2019	371,958
716,000	ARS, 4.00%, 03/06/2020	20,375
957,000	Bonos de la Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	904,154
	Mexico Cetes
1,068,240 (i)	MXP, 8.00%, 03/28/2019	548,756
5,414,830 (i)	MXP, 8.03%, 05/23/2019	2,748,184
1,583,170 (i)	MXP, 8.05%, 07/04/2019	796,280
4,272,980 (i)	MXP, 8.06%, 07/18/2019	2,142,723
1,602,370 (i)	MXP, 8.25%, 09/12/2019	792,811
		9,506,796
U.S. Government Agency Bonds and Notes — 15.43%
76,730,000	Federal Home Loan Bank 2.03%, 10/01/2018	76,721,474
U.S. Treasury Bonds and Notes — 2.98%
	U.S. Treasury Bills
580,000	2.16%, 01/03/2019(m)	576,714
5,807,000	1.98%, 01/31/2019	5,763,238
8,557,000	2.05%, 02/28/2019	8,475,753
		14,815,705
Repurchase Agreements — 0.39%
914,463	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $914,463 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(n)	914,463
Principal Amount	Fair Value
Repurchase Agreements — (continued)
1,000,595	Undivided interest of 1.21% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $1,000,595 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(n)
$ 1,000,595
1,915,058
SHORT TERM INVESTMENTS — 20.71% (Cost $103,068,462)	$102,959,033
TOTAL INVESTMENTS — 94.41% (Cost $484,599,080)	$469,421,504
OTHER ASSETS & LIABILITIES, NET — 5.59%	$ 27,778,235
TOTAL NET ASSETS — 100.00%	$497,199,739

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $35,919,428 and $35,510,413, respectively, representing 7.14% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	All or a portion of the security is on loan at September 28, 2018.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2018. Maturity date disclosed represents final maturity date.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Principal amount is stated in 100 Unidad de Inversion Units.
(k)	Principal amount of the security is adjusted for inflation.
(l)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
USBMMY3M	U.S. Treasury 3 Month Bill Money Market Yield
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
Australian 3 Year Bond Long Futures	223	21,830,585	December 2018	$ 47,038
Canadian 10 Year Bond Short Futures	76	10,079,120	December 2018	90,930
Euro-Bobl Short Futures	206	26,924,200	December 2018	(55,630)
Euro-Bund Short Futures	5	793,950	December 2018	(2,210)
Euro-Buxl Short Futures	2	348,640	December 2018	(1,920)
Japan 10 Year Bond Short Futures	13	1,951,170,000	December 2018	(130,000)
Long Gilt Short Futures	33	3,991,020	December 2018	11,550
U.S. 10 Year Treasury Note Long Futures	33	3,919,781	December 2018	4,641
U.S. 5 Year Treasury Note Long Futures	35	3,936,680	December 2018	3,007
U.S. Ultra Long Term Treasury Bond Short Futures	11	1,697,094	December 2018	(3,781)
			Net Depreciation	$ (36,375)
At September 28, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	2,545,288	AUD	3,500,000	November 30, 2018	$14,150
BA	USD	2,546,975	AUD	3,500,000	January 31, 2019	13,878
BA	USD	6,323,332	EUR	5,346,794	October 15, 2018	106,628
BA	USD	724,788	EUR	636,164	October 16, 2018	(14,940)
BA	USD	1,890,033	EUR	1,605,628	October 29, 2018	20,998
BA	USD	15,204,761	EUR	12,900,000	October 31, 2018	186,047
BA	USD	254,440	EUR	221,000	November 26, 2018	(3,401)
BA	USD	14,009,805	EUR	11,850,000	November 30, 2018	178,960
BA	USD	925,641	JPY	102,000,975	November 20, 2018	24,391
BA	USD	2,066,105	JPY	226,713,500	November 26, 2018	62,040
BA	USD	12,897,269	JPY	1,450,000,000	November 30, 2018	74,465
BA	USD	12,969,299	JPY	1,450,000,000	January 31, 2019	70,861
BA	USD	6,954,005	MXP	132,160,000	December 07, 2018	(29,713)
BA	USD	878,432	NZD	1,330,000	October 31, 2018	(3,340)
BB	JPY	755,230,000	USD	6,741,783	October 31, 2018	(78,726)
BB	MXP	16,330,000	USD	856,254	December 07, 2018	6,670
BB	NOK	10,140,000	USD	1,243,728	October 31, 2018	3,994
BB	SEK	40,000,000	USD	4,514,456	October 31, 2018	(820)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	23,384,103	EUR	19,849,750	October 31, 2018	$274,202
BB	USD	560,959	EUR	480,000	November 09, 2018	1,715
BB	USD	1,424,376	JPY	156,670,000	January 11, 2019	32,960
BB	USD	550,826	JPY	59,530,000	January 24, 2019	21,576
BB	USD	240,642	JPY	25,220,000	February 15, 2019	16,028
BB	USD	137,630	MXP	2,720,000	December 07, 2018	(6,103)
CIT	CAD	4,260,000	USD	3,294,154	October 31, 2018	6,878
CIT	CSK	162,170,000	USD	7,373,211	December 07, 2018	(38,412)
CIT	JPY	315,720,000	USD	2,820,906	October 31, 2018	(35,449)
CIT	MXP	167,000,000	JPY	922,506,330	March 13, 2019	42,720
CIT	NOK	24,000,000	USD	2,939,226	October 31, 2018	13,962
CIT	USD	811,482	AUD	1,053,900	October 09, 2018	49,609
CIT	USD	1,682,320	AUD	2,369,548	October 15, 2018	(30,718)
CIT	USD	778,052	AUD	1,053,900	November 08, 2018	16,018
CIT	USD	1,682,663	AUD	2,369,548	November 13, 2018	(30,726)
CIT	USD	1,688,906	AUD	2,377,904	December 13, 2018	(30,989)
CIT	USD	5,346,178	EUR	4,613,945	October 15, 2018	(18,444)
CIT	USD	11,030,098	EUR	9,419,167	October 31, 2018	63,914
CIT	USD	205,839	EUR	177,000	November 08, 2018	(366)
CIT	USD	503,250	EUR	430,647	November 26, 2018	815
CIT	USD	2,457,963	HUF	687,780,000	December 07, 2018	(25,725)
CIT	USD	1,383,248	JPY	152,779,000	November 13, 2018	34,042
CIT	USD	246,809	JPY	27,189,500	November 16, 2018	6,643
CIT	USD	1,701,828	JPY	185,758,800	December 18, 2018	55,741
CIT	USD	1,202,511	JPY	129,520,000	January 25, 2019	50,924
CIT	USD	1,137,004	JPY	120,457,000	February 14, 2019	64,277
CIT	USD	617,946	JPY	64,770,000	February 15, 2019	41,092
CIT	USD	1,789,018	JPY	194,822,300	February 21, 2019	53,060
CIT	USD	2,864,930	RON	11,420,000	December 07, 2018	20,227
CIT	USD	168,767	SGD	230,000	December 07, 2018	252
DB	USD	3,240,434	EUR	2,747,131	October 12, 2018	47,150
DB	USD	2,041,659	EUR	1,751,700	October 24, 2018	3,433
DB	USD	326,785	EUR	277,171	October 25, 2018	4,250
DB	USD	3,228,015	EUR	2,814,827	November 16, 2018	(53,377)
DB	USD	2,466,242	JPY	268,480,000	December 18, 2018	87,127
DB	USD	681,057	JPY	73,860,000	January 24, 2019	24,407
DB	USD	1,384,970	JPY	150,772,000	February 21, 2019	41,520
DB	USD	2,012,063	KRW	2,155,000,000	November 30, 2018	67,268
DB	USD	2,112,895	KRW	2,244,000,000	December 11, 2018	87,114
GS	AUD	5,090,000	USD	3,696,231	October 31, 2018	(16,057)
GS	PLN	4,650,000	USD	1,258,222	December 07, 2018	5,349
GS	SEK	16,560,000	USD	1,890,687	October 31, 2018	(22,042)
GS	USD	479,629	DKK	3,050,000	October 31, 2018	3,375
GS	USD	540,336	EUR	456,963	October 15, 2018	9,026
GS	USD	226,852	EUR	193,000	October 16, 2018	2,433
GS	USD	396,577	EUR	336,500	October 18, 2018	5,231
GS	USD	494,930	EUR	420,000	October 31, 2018	5,949
GS	USD	121,633	EUR	103,408	November 05, 2018	1,192
GS	USD	529,574	JPY	58,269,000	January 11, 2019	12,076
GS	USD	373,811	NZD	560,000	October 31, 2018	2,538
GS	USD	362,088	ZAR	5,210,000	December 07, 2018	(2,829)
HSB	USD	986,995	EUR	839,000	October 16, 2018	11,411
HSB	USD	153,617	EUR	130,000	November 02, 2018	2,241
HSB	USD	945,242	EUR	810,000	November 14, 2018	1,135
HSB	USD	2,467,708	JPY	268,900,000	December 18, 2018	84,872
HSB	USD	4,471,336	JPY	476,063,132	January 31, 2019	236,529
HSB	USD	345,251	JPY	37,738,000	February 19, 2019	9,041
HSB	USD	4,040,498	KRW	4,330,000,000	March 20, 2019	118,114
JPM	EUR	17,890,000	USD	21,094,564	October 31, 2018	(266,286)
JPM	GBP	5,150,000	USD	6,775,968	October 31, 2018	(52,597)
JPM	IDR	19,419,555,300	USD	1,297,231	October 18, 2018	1,322
JPM	IDR	55,542,800,000	USD	3,952,662	October 24, 2018	(242,584)
JPM	IDR	47,000,000,000	USD	3,291,317	October 29, 2018	(154,624)
JPM	SGD	3,930,000	USD	2,867,998	December 07, 2018	11,406
JPM	USD	1,915,904	AUD	2,668,000	October 11, 2018	(12,841)
JPM	USD	1,324,110	AUD	1,779,467	October 12, 2018	37,692
JPM	USD	768,524	AUD	1,015,250	October 15, 2018	34,561
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	1,368,465	AUD	1,907,000	October 18, 2018	$(10,208)
JPM	USD	1,976,054	AUD	2,668,000	November 13, 2018	46,858
JPM	USD	736,670	AUD	1,015,250	November 16, 2018	2,541
JPM	USD	1,173,672	AUD	1,623,000	November 20, 2018	44
JPM	USD	748,721	AUD	1,015,250	February 15, 2019	13,789
JPM	USD	178,606	DKK	1,130,000	October 31, 2018	2,158
JPM	USD	2,266,103	EUR	1,909,777	October 11, 2018	46,351
JPM	USD	1,335,201	EUR	1,143,000	October 23, 2018	5,351
JPM	USD	1,712,992	EUR	1,460,000	October 31, 2018	13,200
JPM	USD	844,094	EUR	714,000	November 02, 2018	12,691
JPM	USD	2,153,778	EUR	1,852,000	November 08, 2018	(3,797)
JPM	USD	2,265,512	EUR	1,938,668	November 09, 2018	6,786
JPM	USD	6,575,113	EUR	5,736,670	November 16, 2018	(112,427)
JPM	USD	2,947,025	EUR	2,573,709	November 20, 2018	(54,256)
JPM	USD	1,214,865	EUR	1,060,027	November 21, 2018	(21,365)
JPM	USD	495,378	EUR	424,212	November 26, 2018	451
JPM	USD	9,361,950	JPY	1,027,450,600	November 26, 2018	279,659
JPM	USD	2,418,193	JPY	266,150,000	January 11, 2019	54,465
JPM	USD	1,452,665	JPY	158,050,000	January 16, 2019	48,429
JPM	USD	1,855,305	JPY	200,000,000	January 25, 2019	77,067
JPM	USD	1,953,307	JPY	208,410,000	February 12, 2019	97,615
JPM	USD	2,278,349	JPY	249,183,000	February 15, 2019	59,078
JPM	USD	1,451,603	JPY	158,563,000	February 19, 2019	38,959
MS	USD	928,777	EUR	802,250	October 23, 2018	(4,620)
SAH	USD	627,534	EUR	551,000	October 17, 2018	(13,219)
SAH	USD	1,023,318	EUR	872,692	October 31, 2018	7,294
SAH	USD	1,877,981	JPY	207,930,000	November 08, 2018	42,414
SAH	USD	553,235	JPY	59,860,000	January 22, 2019	21,136
SAH	USD	344,348	JPY	37,802,500	February 19, 2019	7,564
UBS	USD	2,583,851	EUR	2,244,655	November 23, 2018	(34,346)
					Net Appreciation	$2,046,052
At September 28, 2018, the Fund held the following written call options:
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Futures Short Option	119.00	November 2018	89	$10,571,531	$(6,953)	$(6,953)
At September 28, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation	Payment Frequency
Receive	1.97%	3-mo. LIBOR	2,552,000	January 27, 2025	$ 160,338	Quarterly
Receive	1.94%	3-mo. LIBOR	1,600,000	January 29, 2025	103,844	Quarterly
Receive	1.94%	3-mo. LIBOR	1,350,000	January 30, 2025	87,345	Quarterly
Receive	1.82%	3-mo. LIBOR	2,130,000	February 03, 2025	153,441	Quarterly
Receive	1.99%	3-mo. LIBOR	3,050,000	March 27, 2025	193,879	Quarterly
Receive	1.98%	3-mo. LIBOR	3,050,000	March 27, 2025	195,183	Quarterly
Receive	2.79%	3-mo. LIBOR	7,200,000	March 13, 2047	452,147	Quarterly
Receive	2.54%	3-mo. LIBOR	10,800,000	April 13, 2047	1,199,925	Quarterly
Receive	2.59%	3-mo. LIBOR	4,500,000	July 27, 2047	459,411	Quarterly
Receive	3.00%	3-mo. LIBOR	3,856,000	February 22, 2048	91,437	Quarterly
Receive	3.02%	3-mo. LIBOR	3,856,000	February 23, 2048	78,909	Quarterly
				Net Appreciation	$3,175,859
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CSK	Czechoslovak Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
GHC	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Summary of Investments by Country as of September 28, 2018.
Country	Fair Value	Percentage of Fund Investments
United States	$191,063,366	40.70%
Japan	44,576,612	9.50
Mexico	38,510,348	8.20
India	24,783,295	5.28
France	21,144,705	4.50
Italy	19,860,719	4.23
Brazil	18,457,478	3.93
Germany	16,108,490	3.43
Thailand	11,165,020	2.38
Spain	10,916,680	2.33
Indonesia	9,895,237	2.11
United Kingdom	8,877,376	1.89
Argentina	8,378,466	1.79
Columbia	8,255,862	1.76
South Korea	7,956,665	1.70
Ghana	3,144,826	0.67
Peru	3,059,753	0.65
Australia	3,032,715	0.65
Philippines	2,591,716	0.55
Russia	2,507,012	0.53
Austria	1,993,734	0.42
Netherlands	1,930,241	0.41
Ukraine	1,890,926	0.40
Ireland	1,632,794	0.35
South Africa	1,294,397	0.28
Belgium	1,278,819	0.27
Finland	862,601	0.18
Canada	838,456	0.18
Qatar	648,438	0.14
Greece	636,984	0.14
Poland	618,322	0.13
Denmark	612,480	0.13
Singapore	572,243	0.12
Hungary	324,728	0.07
Total	$469,421,504	100.00%
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.

September 28, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 3,805,729	$ —	$ 3,805,729
Corporate Bonds and Notes	—	12,529,139	—	12,529,139
Foreign Government Bonds and Notes	—	273,638,374	—	273,638,374
Mortgage-Backed Securities	—	1,804,538	—	1,804,538
U.S. Treasury Bonds and Notes	—	74,656,878	—	74,656,878
Purchased Options	27,813	—	—	27,813
Short Term Investments	—	102,959,033	—	102,959,033
Total investments, at fair value:	27,813	469,393,691	0	469,421,504
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,471,397	—	3,471,397
Futures Contracts(a)	157,166	—	—	157,166
Interest Rate Swaps(a)	—	3,175,859	—	3,175,859
Total Assets	$ 184,979	$ 476,040,947	$ 0	$ 476,225,926
Liabilities
Other Financial Investments:
Written Options	$ (6,954)	$ —	$ —	$ (6,954)
Forward Foreign Currency Contracts(a)	—	(1,425,345)	—	(1,425,345)
Futures Contracts(a)	(193,541)	—	—	(193,541)
Total Liabilities	$ (200,495)	$ (1,425,345)	$ 0	$ (1,625,840)
(a)	Forward Foreign Currency Contracts, Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 19 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $327,617,863 in forward contracts for the reporting period.
Interest Rate Swaps

September 28, 2018

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $78,970,800 in interest rate swaps for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES(a)
U.S. Government Agency — 0.00%(a)
$ 22,360	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 2.53%, 12/25/2029 1-mo. LIBOR + 0.15%	$ 22,360
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $22,360)		$ 22,360
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 79.43%
	Federal Home Loan Bank
70,200,000	1.92%, 10/01/2018	70,192,617
25,000,000	1.95%, 10/03/2018	24,994,653
25,000,000	1.98%, 10/04/2018	24,993,230
50,000,000	1.98%, 10/05/2018	49,983,739
50,000,000	2.01%, 10/10/2018	49,969,691
25,000,000	2.17%, 10/11/2018	24,985,139
50,000,000	2.03%, 10/12/2018	49,963,903
25,000,000	2.04%, 10/15/2018	24,977,699
25,000,000	2.06%, 10/16/2018	24,976,060
50,000,000	2.07%, 10/17/2018	49,948,959
25,000,000	2.03%, 10/19/2018	24,972,167
25,000,000	2.07%, 10/22/2018	24,967,463
75,000,000	2.10%, 10/24/2018	74,892,264
25,000,000	2.09%, 10/25/2018	24,962,858
25,000,000	2.09%, 10/26/2018	24,961,499
25,000,000	2.09%, 10/29/2018	24,957,129
25,000,000	2.10%, 10/30/2018	24,955,597
50,000,000	2.07%, 10/31/2018	49,909,345
50,000,000	2.08%, 11/02/2018	49,903,477
25,000,000	2.16%, 11/05/2018	24,945,393
25,000,000	2.18%, 11/06/2018	24,943,511
25,000,000	2.13%, 11/07/2018	24,943,340
25,000,000	2.12%, 11/08/2018	24,942,043
25,000,000	2.14%, 11/09/2018	24,940,184
50,000,000	2.14%, 11/13/2018	49,868,200
50,000,000	2.17%, 11/14/2018	49,863,381
45,000,000	2.15%, 11/16/2018	44,872,997
50,000,000	2.13%, 11/19/2018	49,851,943
25,000,000	2.11%, 11/21/2018	24,923,535
25,000,000	2.13%, 11/26/2018	24,915,865
25,000,000	2.14%, 11/28/2018	24,912,383
25,000,000	2.14%, 11/30/2018	24,909,473
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$25,000,000	2.15%, 12/05/2018	$ 24,901,921
25,000,000	2.15%, 12/07/2018	24,898,861
25,000,000	2.20%, 12/19/2018	24,878,765
		1,212,979,284
U.S. Treasury Bonds and Notes — 20.40%
	U.S. Treasury Bills
37,597,500	2.00%, 10/18/2018	37,557,834
25,000,000	1.98%, 10/25/2018	24,964,304
25,000,000	1.97%, 11/01/2018	24,954,855
25,000,000	2.04%, 11/15/2018	24,933,578
25,000,000	2.07%, 11/23/2018	24,921,376
25,000,000	2.09%, 11/29/2018	24,911,736
50,000,000	2.14%, 12/06/2018	49,801,279
50,000,000	2.12%, 12/13/2018	49,779,897
25,000,000	2.14%, 12/20/2018	24,878,929
25,000,000	2.19%, 12/27/2018	24,865,248
		311,569,036
Repurchase Agreements — 0.62%
9,400,000	Repurchase agreement (principal amount/value $9,400,000 with a maturity value of $9,401,723 with Daiwa Capital Markets America Inc, 2.20%, dated 9/28/18 to be repurchased at $9,401,723 on 10/1/18 collateralized by a Federal National Mortgage Association security and U.S. Treasury securities, 0.00% - 3.00%, 11/08/18 - 11/15/46, with a value of $9,588,061.	9,400,000
SHORT TERM INVESTMENTS — 100.45% (Cost $1,533,948,320)		$1,533,948,320
TOTAL INVESTMENTS — 100.45% (Cost $1,533,970,680)		$1,533,970,680
OTHER ASSETS & LIABILITIES, NET — (0.45)%		$ (6,878,634)
TOTAL NET ASSETS — 100.00%		$1,527,092,046

(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 31.57%
$10,000,000	Ally Master Owner Trust(a) Series 2017-2 Class A 2.50%, 06/15/2021 1-mo. LIBOR + 0.34%	$ 10,013,000
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
6,250,000	3.39%, 01/28/2031 3-mo. LIBOR + 1.05%	6,257,263
	Series 2014-4RA Class A
5,000,000	3.39%, 01/28/2031 3-mo. LIBOR + 1.05%	4,985,240
4,950,000	Apidos CLO XII(a)(b) Series 2013-12A Class AR 3.42%, 04/15/2031 3-mo. LIBOR + 1.08%	4,941,555
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 3.45%, 01/20/2031 3-mo. LIBOR + 1.10%	6,736,487
5,549,687	Brazos Higher Education Authority Inc(a) Series 2005-1 Class 1A4 2.52%, 03/26/2029 3-mo. LIBOR + 0.15%	5,533,371
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 3.35%, 01/20/2031 3-mo. LIBOR + 1.00%	4,468,131
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 3.32%, 05/15/2031 3-mo. LIBOR + 1.01%	4,233,655
4,220,504	ECMC Group Student Loan Trust(a)(b) Series 2018-1A Class A 2.97%, 02/27/2068 1-mo. LIBOR + 0.75%	4,221,139
1,300,929	Edsouth Indenture No 1 LLC(a)(b) Series 2010-1 Class A1 3.19%, 07/25/2023 3-mo. LIBOR + 0.85%	1,303,024
8,000,000	Ford Credit Floorplan Master Owner Trust A(a) Series 2016-5 Class A2 2.62%, 11/15/2021 1-mo. LIBOR + 0.46%	8,027,792
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 3.37%, 04/20/2031 3-mo. LIBOR + 1.02%	4,582,483
2,636,458	Higher Education Funding I(a)(b) Series 2014-1 Class A 3.36%, 05/25/2034 3-mo. LIBOR + 1.05%	2,653,068
1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 3.19%, 04/21/2031 3-mo. LIBOR + 1.06%	1,244,010
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 3.09%, 04/15/2029 3-mo. LIBOR + 0.75%	$ 3,071,238
2,600,000	Magnetite XIV-R Ltd(a)(b) Series 2015-14RA Class A1 3.47%, 10/18/2031 3-mo. LIBOR + 1.12%	2,600,000
5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 3.13%, 01/18/2028 3-mo. LIBOR + 0.80%	4,985,165
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 2.80%, 02/15/2023 1-mo. LIBOR + 0.64%	1,553,246
5,865,000	Nissan Master Owner Trust Receivables(a) Series 2017-C Class A 2.48%, 10/17/2022 1-mo. LIBOR + 0.32%	5,874,937
6,950,000	Parallel Ltd(a)(b) Series 2015-1A Class AR 3.20%, 07/20/2027 3-mo. LIBOR + 0.85%	6,910,823
1,714,415	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 2.77%, 05/25/2057 1-mo. LIBOR + 0.55%	1,716,338
5,000,000	RR 3 Ltd(a)(b) Series 2018-3A Class A1R2 3.43%, 01/15/2030 3-mo. LIBOR + 1.09%	4,992,925
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
183,704	3.09%, 10/28/2041 3-mo. LIBOR + 0.75%	182,766
	Series 2011-A Class A
1,410,012	3.24%, 10/28/2043 3-mo. LIBOR + 0.90%	1,413,319
6,600,000	SLM Student Loan Trust(a) Series 2005-9 Class A7A 2.94%, 01/25/2041 3-mo. LIBOR + 0.60%	6,615,985
860,983	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 3.44%, 10/25/2027 1-mo. LIBOR + 1.22%	870,138
6,500,000	Trillium Credit Card Trust II(a)(b) Series 2018-1A Class A 2.31%, 02/27/2023 1-mo. LIBOR + 0.25%	6,503,180
1,700,000	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 3.52%, 07/15/2026 3-mo. LIBOR + 1.18%	1,700,197

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 3.49%, 01/20/2031 3-mo. LIBOR + 1.14%	$ 6,636,195
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 3.42%, 01/20/2031 3-mo. LIBOR + 1.07%	6,643,064
TOTAL ASSET-BACKED SECURITIES — 31.57% (Cost $131,576,620)		$131,469,734
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.48%
2,000,000	Holmes Master Issuer PLC(a)(b) Series 2018-1A Class A2 2.70%, 10/15/2054 3-mo. LIBOR + 0.36%	1,999,406
U.S. Government Agency — 9.41%
2,499,453	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates(a) Series KF42 Class A 2.36%, 12/25/2024 1-mo. LIBOR + 0.25%	2,503,638
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(a)
	Series 4751 Class EF
7,449,586	2.41%, 05/15/2041 1-mo. LIBOR + 0.25%	7,445,143
	Series 4751 Class FA
5,862,982	2.41%, 03/15/2039 1-mo. LIBOR + 0.25%	5,868,250
5,456,804	Federal National Mortgage Association Alternative Credit Enhancement Security(a) Series 2017-M13 Class FA 2.47%, 10/25/2024 1-mo. LIBOR + 0.40%	5,450,524
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(a)
	Series 2007-22 Class FW
1,849,021	2.67%, 03/25/2037 1-mo. LIBOR + 0.45%	1,857,513
	Series 2016-1 Class FT
458,389	2.57%, 02/25/2046 1-mo. LIBOR + 0.35%	459,787
	Series 2017-45 Class FA
429,707	2.40%, 06/25/2047 1-mo. LIBOR + 0.32%	429,425
	Series 2017-96 Class FC
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 8,044,404	2.62%, 12/25/2057 1-mo. LIBOR + 0.40%	$ 8,063,429
7,132,721	Government National Mortgage Association(a) Series 2017-182 Class FN 2.46%, 12/16/2047 1-mo. LIBOR + 0.30%	7,122,778
		39,200,487
TOTAL MORTGAGE-BACKED SECURITIES — 9.89% (Cost $41,244,087)		$ 41,199,893
MUNICIPAL BONDS AND NOTES
2,457,838	Utah State Board of Regents(a) 2.97%, 09/25/2056 1-mo. LIBOR + 0.75%	2,458,944
TOTAL MUNICIPAL BONDS AND NOTES — 0.59% (Cost $2,460,125)		$ 2,458,944
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
33,840,000	0.13%, 04/15/2022	34,073,527
3,400,000	0.63%, 04/15/2023	3,397,677
9,210,000	0.38%, 07/15/2025	9,477,136
14,600,000	0.63%, 01/15/2026	15,154,818
21,500,000	0.13%, 07/15/2026	21,317,427
13,400,000	0.38%, 01/15/2027	13,350,160
35,500,000	0.38%, 07/15/2027	34,953,023
23,100,000	0.50%, 01/15/2028	22,656,110
26,900,000	0.75%, 07/15/2028	26,541,897
11,300,000	2.50%, 01/15/2029	15,245,240
3,000,000	United States Treasury Note/Bond 3.00%, 09/30/2025	2,997,070
TOTAL U.S. TREASURY BONDS AND NOTES — 47.83% (Cost $203,746,883)		$199,164,085
SHORT TERM INVESTMENTS
Commercial Paper — 3.07%
	AT&T Inc
1,087,000	2.40%, 10/05/2018	1,086,499
950,000	2.43%, 10/09/2018	949,305
1,258,000	Bell Canada 2.69%, 01/22/2019	1,247,335
2,000,000	Keurig Dr Pepper Inc 2.51%, 11/09/2018	1,994,372
2,000,000	Marriott International Inc 2.44%, 10/17/2018	1,997,595
2,000,000	Mondelēz International Inc 2.41%, 10/02/2018	1,999,471

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
	VW Credit Inc
$ 1,550,000	2.84%, 03/20/2019	$ 1,529,397
1,000,000	0.98%, 07/01/2019	992,635
1,000,000	0.89%, 08/01/2019	992,560
SHORT TERM INVESTMENTS — 3.07% (Cost $12,789,169)		$ 12,789,169
TOTAL INVESTMENTS — 92.95% (Cost $391,816,884)		$387,081,825
OTHER ASSETS & LIABILITIES, NET — 7.05%		$ 29,340,420
TOTAL NET ASSETS — 100.00%		$416,422,245
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $97,609,109 and $97,404,055, respectively, representing 23.39% of net assets.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
Euro Bond Short Futures	33	7,990,950	December 2019	$ 11,831
Euro Time Deposit Short Futures	13	3,152,825	June 2019	3,788
Euro Time Deposit Short Futures	70	16,945,600	December 2020	33,215
U.S. 10 Year Treasury Note Long Futures	332	39,305,688	December 2018	(395,790)
U.S. 2 Year Treasury Note Long Futures	290	60,953,016	December 2018	(102,627)
U.S. 5 Year Treasury Note Long Futures	1,093	122,545,794	December 2018	(742,593)
U.S. Treasury Long Bond Short Futures	97	13,628,500	December 2018	259,049
U.S. Ultra 10 Year Treasury Note Short Futures	138	17,388,000	December 2018	220,627
U.S. Ultra Long Term Treasury Bond Long Futures	36	5,554,125	December 2018	(2,120)
			Net Depreciation	$(714,620)
At September 28, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	2.75%	3-mo. LIBOR	13,200,000	December 19, 2021	$(20,187)	Quarterly
Receive	2.75%	3-mo. LIBOR	7,800,000	December 19, 2025	31,509	Quarterly
				Net Appreciation	$ 11,322
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
At September 28, 2018, the Fund held the following outstanding centrally cleared inflation swaps:
Swap Counterparty	Fixed Rate	Floating Rate	Notional Amount	Upfront Payments/ Receipts	Termination Date	Value	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.12%	CPI	17,600,000	$ 0	March 15, 2020	$ 74,334	$ 74,334	At Maturity
Receive	2.14%	CPI	25,000,000	0	March 26, 2020	73,905	73,905	At Maturity
Receive	2.09%	CPI	65,000,000	358	January 09, 2021	551,239	551,239	At Maturity
Receive	2.13%	CPI	30,000,000	222	January 09, 2022	278,466	278,466	At Maturity
Receive	2.22%	CPI	15,000,000	0	March 22, 2022	54,135	54,135	At Maturity
Receive	2.16%	CPI	17,000,000	132	January 09, 2023	171,386	171,386	At Maturity
Receive	2.17%	CPI	20,000,000	183	January 09, 2024	226,140	226,140	At Maturity
Receive	2.25%	CPI	28,200,000	332	February 20, 2024	165,793	165,793	At Maturity
							1,595,398
Counterparty Abbreviations:
CPI	Consumer Price Index
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 28, 2018

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 131,469,734	$ —	$ 131,469,734
Mortgage-Backed Securities	—	41,199,893	—	41,199,893
Municipal Bonds and Notes	—	2,458,944	—	2,458,944
U.S. Treasury Bonds and Notes	—	199,164,085	—	199,164,085
Short Term Investments	—	12,789,169	—	12,789,169
Total investments, at fair value:	0	387,081,825	0	387,081,825
Other Financial Investments:
Futures Contracts(a)	528,510	—	—	528,510
Interest Rate Swap(a)	—	31,509	—	31,509
Inflation Swaps(a)	—	1,595,398	—	1,595,398
Total Assets	$ 528,510	$ 388,708,732	$ 0	$ 389,237,242
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (1,243,130)	$ —	$ —	$ (1,243,130)
Interest Rate Swap(a)	—	(20,187)	—	(20,187)
Total Liabilities	$ (1,243,130)	$ (20,187)	$ 0	$ (1,263,317)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 28, 2018

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,422 futures contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $112,693,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $189,480,000 in inflation swaps for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.07%
50,000	Koninklijke DSM NV	$ 5,295,662
21,012	Linde AG	4,962,129
38,000	Nitto Denko Corp(a)	2,849,042
47,400	Shin-Etsu Chemical Co Ltd	4,190,549
60,000	Symrise AG	5,470,725
90,000	Umicore SA	5,027,255
		27,795,362
Communications — 8.90%
11,582	Baidu Inc Sponsored ADR(a)	2,648,572
120,000	CyberAgent Inc(a)(b)	6,385,999
88,121	Delivery Hero SE(a)(c)	4,231,480
550,000	Just Eat PLC(a)	4,798,776
15,000	MercadoLibre Inc	5,107,050
42,000	Shopify Inc Class A(a)	6,907,320
67,100	Tencent Holdings Ltd	2,739,749
212,219	WPP PLC	3,106,491
160,000	ZOZO Inc(a)	4,839,945
		40,765,382
Consumer, Cyclical — 15.16%
63,434	Accor SA	3,258,721
53,000	Aptiv PLC	4,446,700
1,900,000	boohoo Group PLC(a)	5,768,180
188,442	Burberry Group PLC	4,945,924
53,110	Cie Financiere Richemont SA	4,330,075
19,815	Continental AG	3,442,750
200,000	Dollarama Inc	6,300,468
115,439	Ferguson PLC	9,790,304
129,113	Industria de Diseno Textil SA	3,900,702
19,736	LVMH Moet Hennessy Louis Vuitton SE	6,974,125
16,600	Nitori Holdings Co Ltd(a)	2,378,878
34,443	Ryanair Holdings PLC Sponsored ADR(a)	3,307,906
27,100	Shimano Inc	4,369,841
130,500	Yamaha Motor Co Ltd	3,659,591
65,906	Zalando SE(a)(c)	2,560,994
		69,435,159
Consumer, Non-Cyclical — 30.52%
150,000	Alkermes PLC(a)	6,366,000
85,100	Asahi Group Holdings Ltd	3,692,256
900,000	Ascential PLC	4,901,456
60,271	AstraZeneca PLC(a)	4,697,006
31,900	Bayer AG	2,829,549
33,000	Cochlear Ltd(a)	4,784,879
40,000	CSL Ltd(a)	5,811,989
5,968	Eurofins Scientific SE	3,395,379
220,000	Experian PLC	5,643,813
54,657	Fresenius SE & Co KGaA	4,008,010
13,326	Genmab A/S(a)	2,093,143
100,000	GN Store Nord A/S(a)	4,867,636
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,950	Grifols SA ADR	$ 554,552
220,000	Hikma Pharmaceuticals PLC	5,295,759
69,285	Intertek Group PLC	4,506,272
95,000	Keywords Studios PLC(a)	2,412,085
45,000	LivaNova PLC(a)	5,578,650
109,672	Nestle SA	9,128,727
32,577	Novartis AG	2,804,178
138,570	Novo Nordisk A/S Class B	6,521,807
64,763	Reckitt Benckiser Group PLC	5,915,291
126,500	Recruit Holdings Co Ltd(a)	4,225,285
245,489	RELX PLC(a)	5,162,694
38,566	Roche Holding AG	9,325,854
270,000	Santen Pharmaceutical Co Ltd	4,281,073
64,100	Shiseido Co Ltd	4,964,413
200,000	TAL Education Group ADR(a)	5,142,000
199,154	Unilever PLC	10,939,116
		139,848,872
Energy — 1.31%
600,000	John Wood Group PLC	6,018,132
Financial — 11.14%
987,600	AIA Group Ltd	8,806,351
255,900	DBS Group Holdings Ltd	4,881,845
71,504	Deutsche Boerse AG	9,560,557
559,906	FinecoBank Banca Fineco SpA(a)	7,466,286
35,507	HDFC Bank Ltd ADR	3,341,209
65,000	KBC Group NV	4,833,294
191,000	ORIX Corp(a)	3,092,601
283,500	Ping An Insurance Group Co of China Ltd Class H	2,871,914
214,522	St James's Place PLC	3,196,201
188,306	UBS Group AG	2,973,095
		51,023,353
Industrial — 13.48%
118,888	Atlas Copco AB Class A(a)	3,419,005
35,900	Daikin Industries Ltd	4,778,420
65,000	DSV A/S(a)	5,906,589
291,610	Epiroc AB Class A(a)	3,258,194
23,000	FANUC Corp	4,327,053
9,600	Keyence Corp(a)	5,576,514
130,500	Komatsu Ltd(a)	3,971,233
87,500	Makita Corp(a)	4,381,664
20,000	MTU Aero Engines AG	4,505,574
36,600	Nidec Corp(a)	5,262,925
51,178	Safran SA	7,166,146
9,400	SMC Corp(a)	3,008,670
270,000	Weir Group PLC	6,192,571
		61,754,558
Technology — 11.35%
38,429	ams AG	2,156,754

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
34,145	ASML Holding NV	$ 6,410,876
190,000	Infineon Technologies AG	4,323,611
85,000	InterXion Holding NV(a)	5,720,500
600,000	Sage Group PLC	4,580,988
2,695	Samsung Electronics Co Ltd GDR(c)	2,821,013
112,157	SAP SE(a)	13,791,214
1,329,907	Sophos Group PLC(a)(c)	8,458,870
84,578	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,734,964
		51,998,790
TOTAL COMMON STOCK — 97.93% (Cost $439,421,160)		$448,639,608
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.00%
$4,600,000	Federal Home Loan Bank 1.92%, 10/01/2018	4,599,514
Repurchase Agreements — 1.47%
1,599,045	Undivided interest of 1.94% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $1,599,045 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(d)	1,599,045
1,599,045	Undivided interest of 1.96% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $1,599,045 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(d)	1,599,045
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 335,762	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc., 2.24%, dated 9/28/18 to be repurchased at $335,762 on 10/1/18 collateralized by U.S. Treasury securities, 3.00%, 9/9/49, with a value of $16,147,874.(d)	$ 335,762
1,599,045	Undivided interest of 2.20% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $1,599,045 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(d)	1,599,045
1,599,045	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $1,599,045 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(d)	1,599,045
		6,731,942
SHORT TERM INVESTMENTS — 2.47% (Cost $11,331,456)		$ 11,331,456
TOTAL INVESTMENTS — 100.40% (Cost $450,752,616)		$459,971,064
OTHER ASSETS & LIABILITIES, NET — (0.40)%		$ (1,833,959)
TOTAL NET ASSETS — 100.00%		$458,137,105

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $20,316,944 and $18,072,357, respectively, representing 3.95% of net assets.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Summary of Investments by Country as of September 28, 2018.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$104,152,889	22.64%
Japan	80,235,953	17.44
Germany	59,686,592	12.98
Switzerland	38,352,234	8.34
Denmark	19,389,176	4.22
Netherlands	17,427,037	3.79
France	17,398,992	3.78
China	13,402,234	2.91
Canada	13,207,788	2.87
Ireland	12,085,991	2.63
United States	11,331,456	2.46
Australia	10,596,868	2.31
Belgium	9,860,549	2.14
Hong Kong	8,806,351	1.92
Italy	7,466,287	1.62
Sweden	6,677,199	1.45
Argentina	5,107,050	1.11
Singapore	4,881,845	1.06
Spain	4,455,254	0.97
Taiwan	3,734,964	0.81
Luxembourg	3,395,379	0.74
India	3,341,209	0.73
South Korea	2,821,013	0.61
Austria	2,156,754	0.47
Total	$459,971,064	100.00%
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 64,826,169	$ 383,813,439	$ —	$ 448,639,608
Short Term Investments	—	11,331,456	—	11,331,456
Total Assets	$ 64,826,169	$ 395,144,895	$ 0	$ 459,971,064
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.01%
28,560	Air Liquide SA	$ 3,750,560
9,000	Air Water Inc	165,169
16,671	Akzo Nobel NV	1,559,460
161,468	Alumina Ltd	323,232
70,816	Anglo American PLC(a)	1,584,048
25,604	Antofagasta PLC	284,456
44,123	ArcelorMittal	1,369,853
4,316	Arkema SA	534,878
85,500	Asahi Kasei Corp	1,296,360
59,710	BASF SE	5,298,255
210,764	BHP Billiton Ltd	5,250,333
137,459	BHP Billiton PLC	2,999,231
36,747	BlueScope Steel Ltd	450,694
17,581	Boliden AB(b)	488,943
9,994	Brenntag AG	616,344
10,834	Clariant AG	281,828
12,340	Covestro AG(c)	998,888
8,470	Croda International PLC	573,910
17,400	Daicel Corp	202,119
518	EMS-Chemie Holding AG	308,929
10,976	Evonik Industries AG	392,555
96,627	Fortescue Metals Group Ltd	273,815
14,471	Fresnillo PLC	154,533
615	Givaudan SA	1,513,259
756,042	Glencore PLC	3,258,581
6,200	Hitachi Chemical Co Ltd	126,167
13,100	Hitachi Metals Ltd	162,217
106,548	Incitec Pivot Ltd	306,353
44,403	Israel Chemicals Ltd	269,313
33,500	JFE Holdings Inc	768,488
12,459	Johnson Matthey PLC	577,979
13,100	JSR Corp	244,561
12,183	K+S AG(a)	255,489
3,200	Kaneka Corp	147,831
12,200	Kansai Paint Co Ltd	224,848
21,400	Kobe Steel Ltd	190,180
11,722	Koninklijke DSM NV	1,241,515
15,600	Kuraray Co Ltd	234,523
4,862	LANXESS AG	355,647
12,127	Linde AG	2,863,875
89,300	Mitsubishi Chemical Holdings Corp	854,652
11,600	Mitsubishi Gas Chemical Co Inc	246,941
6,900	Mitsubishi Materials Corp(a)	206,153
11,400	Mitsui Chemicals Inc	285,058
23,565	Mondi PLC	644,900
47,610	Newcrest Mining Ltd	668,554
10,600	Nippon Paint Holdings Co Ltd	395,657
51,874	Nippon Steel & Sumitomo Metal Corp	1,097,272
6,400	Nissan Chemical Corp	338,051
11,400	Nitto Denko Corp	854,713
83,466	Norsk Hydro ASA	500,535
14,502	Novozymes A/S Class B	795,413
57,000	Oji Holdings Corp	413,931
5,842	Randgold Resources Ltd	413,047
Shares		Fair Value
Basic Materials — (continued)
26,245	Rio Tinto Ltd	$ 1,492,621
78,197	Rio Tinto PLC	3,943,891
23,300	Shin-Etsu Chemical Co Ltd	2,059,911
9,200	Showa Denko KK(b)	507,467
14,264	Smurfit Kappa Group PLC(b)	564,527
4,736	Solvay SA	634,878
335,249	South32 Ltd	942,154
34,540	Stora Enso OYJ Class R	659,580
98,000	Sumitomo Chemical Co Ltd	573,530
13,600	Sumitomo Metal Mining Co Ltd	476,875
7,915	Symrise AG	721,680
8,000	Taiyo Nippon Sanso Corp	119,729
12,200	Teijin Ltd	233,982
27,458	thyssenkrupp AG	692,668
91,100	Toray Industries Inc	683,527
13,000	Tosoh Corp	200,225
14,011	Umicore SA	782,632
35,712	UPM-Kymmene OYJ	1,400,586
7,239	voestalpine AG	330,678
11,480	Yara International ASA	563,419
		67,198,656
Communications — 5.81%
3,397	1&1 Drillisch AG	165,135
63,776	Auto Trader Group PLC(c)	370,920
2,905	Axel Springer SE	195,300
142,716	Bezeq The Israeli Telecommunication Corp Ltd	164,247
562,644	BT Group PLC	1,651,197
6,400	CyberAgent Inc(b)	340,587
5,823	Delivery Hero SE(b)(c)	279,614
13,400	Dentsu Inc	622,325
218,705	Deutsche Telekom AG	3,520,849
9,048	Elisa OYJ	383,584
10,800	Eutelsat Communications SA(b)	255,154
13,800	Hakuhodo DY Holdings Inc	242,374
1,700	Hikari Tsushin Inc	335,977
253,900	HKT Trust & HKT Ltd	349,127
1,689	Iliad SA	220,623
79,842	Informa PLC	792,828
231,989	ITV PLC	475,978
4,510	JCDecaux SA	164,944
8,500	Kakaku.com Inc	166,073
117,200	KDDI Corp	3,233,167
212,023	Koninklijke KPN NV	559,320
5,200	LINE Corp(a)(b)	219,076
26,400	M3 Inc	598,709
4,404	Millicom International Cellular SA	252,574
3,975	Nice Ltd(b)	452,767
44,100	Nippon Telegraph & Telephone Corp	1,990,248
352,005	Nokia OYJ	1,957,063
87,300	NTT DOCOMO Inc	2,346,412
126,517	Orange SA	2,013,089
262,000	PCCW Ltd	152,650
51,082	Pearson PLC(a)	591,215

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Communications — (continued)
14,394	ProSiebenSat.1 Media SE	$ 372,920
9,448	Proximus SADP	225,694
14,256	Publicis Groupe SA	851,371
57,800	Rakuten Inc(a)	442,808
2,402	RTL Group SA	171,325
5,688	Schibsted ASA Class B	197,682
20,580	SEEK Ltd	308,147
23,649	SES SA	518,950
102,200	Singapore Press Holdings Ltd	214,592
546,800	Singapore Telecommunications Ltd	1,295,749
69,360	Sky PLC	1,562,639
54,100	SoftBank Group Corp	5,404,567
108,601	Spark New Zealand Ltd	291,492
1,818	Swisscom AG	824,569
22,195	Tele2 AB Class B	266,747
707,672	Telecom Italia SpA(b)	427,776
398,651	Telecom Italia SpA	213,857
202,980	Telefonaktiebolaget LM Ericsson Class B	1,796,534
48,715	Telefonica Deutschland Holding AG	205,788
306,123	Telefonica SA	2,414,799
3,041	Telenet Group Holding NV(b)	167,556
51,136	Telenor ASA	999,997
182,149	Telia Co AB	835,262
272,504	Telstra Corp Ltd	627,821
22,307	TPG Telecom Ltd	137,609
7,400	Trend Micro Inc	475,996
7,634	United Internet AG	360,934
69,880	Vivendi SA	1,797,107
1,743,265	Vodafone Group PLC	3,734,725
19,376	Wolters Kluwer NV	1,207,898
84,813	WPP PLC	1,241,504
179,600	Yahoo Japan Corp	644,969
14,000	ZOZO Inc	423,495
		55,726,005
Consumer, Cyclical — 12.38%
2,100	ABC-Mart Inc	116,820
13,580	Accor SA	697,630
12,310	adidas AG	3,010,526
11,000	Aisin Seiki Co Ltd	535,913
7,500	ANA Holdings Inc	262,009
39,212	Aristocrat Leisure Ltd	805,297
10,500	Asics Corp	156,594
12,600	Bandai Namco Holdings Inc	489,521
64,088	Barratt Developments PLC	473,123
20,997	Bayerische Motoren Werke AG	1,891,635
8,436	Berkeley Group Holdings PLC	404,034
41,000	Bridgestone Corp	1,549,533
23,668	Bunzl PLC	743,774
27,447	Burberry Group PLC	720,385
11,629	Carnival PLC	721,378
34,330	Cie Financiere Richemont SA	2,798,936
11,125	Cie Generale des Etablissements Michelin SCA	1,327,832
Shares		Fair Value
Consumer, Cyclical — (continued)
26,800	City Developments Ltd	$ 178,679
100,379	Compass Group PLC	2,231,116
7,380	Continental AG	1,282,235
23,402	Crown Resorts Ltd	231,440
58,590	Daimler AG	3,692,472
36,500	Daiwa House Industry Co Ltd	1,081,634
28,600	Denso Corp	1,510,880
14,594	Deutsche Lufthansa AG	358,194
3,969	Domino's Pizza Enterprises Ltd(a)	152,631
7,400	Don Quijote Holdings Co Ltd	374,467
2,265	Dufry AG(a)	255,908
10,759	easyJet PLC	184,040
14,931	Electrolux AB Class B	328,918
4,400	FamilyMart UNY Holdings Co Ltd	458,493
3,900	Fast Retailing Co Ltd	1,975,735
4,863	Faurecia SA(a)	292,460
15,051	Ferguson PLC	1,276,465
8,260	Ferrari NV	1,134,562
71,319	Fiat Chrysler Automobiles NV(b)	1,247,298
3,924	Flight Centre Travel Group Ltd(a)	150,689
155,000	Galaxy Entertainment Group Ltd	979,148
375,300	Genting Singapore Ltd	290,908
35,000	GVC Holdings PLC(b)	418,603
30,758	Harvey Norman Holdings Ltd(a)	78,242
52,426	Hennes & Mauritz AB Class B(a)	968,837
2,115	Hermes International	1,401,238
16,700	Hino Motors Ltd	182,862
106,700	Honda Motor Co Ltd	3,213,405
3,300	Hoshizaki Corp	341,565
4,168	HUGO BOSS AG	320,665
10,056	Iida Group Holdings Co Ltd	178,719
72,139	Industria de Diseno Textil SA	2,179,430
11,398	InterContinental Hotels Group PLC	709,349
41,229	International Consolidated Airlines Group SA	353,686
22,900	Isetan Mitsukoshi Holdings Ltd	281,143
35,000	Isuzu Motors Ltd	551,759
90,500	ITOCHU Corp	1,656,430
15,100	J Front Retailing Co Ltd	234,191
7,200	Japan Airlines Co Ltd	258,783
6,055	Jardine Cycle & Carriage Ltd	141,723
14,900	JTEKT Corp	218,128
4,983	Kering SA	2,672,655
138,784	Kingfisher PLC	469,081
7,000	Koito Manufacturing Co Ltd	459,668
2,800	Lawson Inc(a)	170,527
382,000	Li & Fung Ltd	85,567
10,928	Luxottica Group SpA	740,622
18,088	LVMH Moet Hennessy Louis Vuitton SE	6,391,770
124,359	Marks & Spencer Group PLC(a)	467,734
105,700	Marubeni Corp	966,692

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
12,300	Marui Group Co Ltd	$ 303,489
37,000	Mazda Motor Corp	444,740
4,500	McDonald's Holdings Co Japan Ltd	197,619
15,887	Melco Resorts & Entertainment Ltd ADR	336,010
45,603	Merlin Entertainments PLC(c)	237,769
54,000	MGM China Holdings Ltd	85,253
48,000	Minth Group Ltd	197,475
88,000	Mitsubishi Corp	2,710,640
43,700	Mitsubishi Motors Corp	308,719
107,500	Mitsui & Co Ltd	1,910,346
11,326	Moncler SpA(b)	487,328
8,280	Next PLC	592,355
17,000	NGK Insulators Ltd(a)	280,237
10,100	NGK Spark Plug Co Ltd	294,411
7,500	Nintendo Co Ltd	2,728,751
138,900	Nissan Motor Co Ltd	1,299,761
5,700	Nitori Holdings Co Ltd	816,844
7,116	Nokian Renkaat OYJ	291,271
13,600	Oriental Land Co Ltd	1,421,948
5,971	Paddy Power Betfair PLC	509,548
141,200	Panasonic Corp	1,636,681
6,895	Pandora A/S	430,582
22,139	Persimmon PLC	681,316
37,962	Peugeot SA	1,024,052
25,322	Pirelli & C SpA(b)(c)	212,166
520	Puma SE(b)	256,571
12,425	Renault SA	1,074,786
20,055	Rexel SA	301,237
9,614	Ryanair Holdings PLC(b)	146,719
1,500	Ryohin Keikaku Co Ltd	445,859
153,600	Sands China Ltd	691,740
3,000	Sankyo Co Ltd	117,358
1,478	SEB SA	251,389
10,400	Sega Sammy Holdings Inc	153,352
24,900	Sekisui Chemical Co Ltd	459,182
43,100	Sekisui House Ltd	657,243
88,000	Shangri-La Asia Ltd	130,250
13,300	Sharp Corp	270,250
1,500	Shimamura Co Ltd	142,288
5,200	Shimano Inc	838,493
33,500	Singapore Airlines Ltd	238,630
132,000	SJM Holdings Ltd	121,620
5,617	Sodexo SA(a)	595,663
82,400	Sony Corp	5,008,905
6,300	Stanley Electric Co Ltd	215,382
41,300	Subaru Corp	1,266,023
73,700	Sumitomo Corp	1,228,228
52,800	Sumitomo Electric Industries Ltd	828,520
10,800	Sumitomo Rubber Industries Ltd	162,176
4,800	Sundrug Co Ltd	171,276
22,900	Suzuki Motor Corp	1,312,425
5,651	Swatch Group AG	1,050,796
120,263	Tabcorp Holdings Ltd	423,120
9,000	Takashimaya Co Ltd	152,008
207,694	Taylor Wimpey PLC	464,105
Shares		Fair Value
Consumer, Cyclical — (continued)
7,100	Toho Co Ltd	$ 222,996
3,800	Toyoda Gosei Co Ltd	93,846
10,100	Toyota Industries Corp	597,791
149,255	Toyota Motor Corp	9,299,004
13,600	Toyota Tsusho Corp	513,492
15,083	Travis Perkins PLC	209,210
2,400	Tsuruha Holdings Inc	295,415
32,308	TUI AG	619,545
13,600	USS Co Ltd	252,468
16,419	Valeo SA	710,956
2,027	Volkswagen AG	352,448
105,175	Volvo AB Class B	1,854,965
11,823	Whitbread PLC	726,514
96,800	Wynn Macau Ltd	222,310
39,700	Yamada Denki Co Ltd	200,852
8,700	Yamaha Corp	460,995
17,800	Yamaha Motor Co Ltd	499,163
6,700	Yokohama Rubber Co Ltd	144,412
45,500	Yue Yuen Industrial Holdings Ltd	126,489
7,176	Zalando SE(b)(c)	278,847
		118,783,009
Consumer, Non-Cyclical — 23.57%
46,310	a2 Milk Co Ltd(b)	345,444
11,697	Adecco Group AG	614,880
42,300	Aeon Co Ltd	1,019,231
28,400	Ajinomoto Co Inc	487,852
12,200	Alfresa Holdings Corp	326,787
49,830	Anheuser-Busch InBev SA	4,361,894
22,400	Asahi Group Holdings Ltd	971,875
31,201	Ashtead Group PLC	989,553
22,736	Associated British Foods PLC	678,273
123,300	Astellas Pharma Inc	2,153,185
82,695	AstraZeneca PLC	6,444,541
32,272	Atlantia SpA	669,537
16,724	Babcock International Group PLC	157,463
147	Barry Callebaut AG	278,364
60,968	Bayer AG	5,407,898
6,439	Beiersdorf AG	725,825
4,100	Benesse Holdings Inc	116,749
2,654	BioMérieux	221,530
112,621	Brambles Ltd	886,960
150,330	British American Tobacco PLC	7,007,520
16,459	Bureau Veritas SA	425,008
5,500	Calbee Inc	181,094
7,471	Carlsberg A/S Class B	895,960
37,669	Carrefour SA	722,001
3,820	Casino Guichard Perrachon SA(a)	160,770
71	Chocoladefabrken Lindt & Spruengli AG	1,021,280
6,137	CHr Hansen Holding A/S	622,204
14,800	Chugai Pharmaceutical Co Ltd	951,393
22,430	Coca-Cola Amatil Ltd	158,120
8,000	Coca-Cola Bottlers Japan Holdings Inc	214,114

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,000	Coca-Cola European Partners PLC	$ 634,616
14,554	Coca-Cola HBC AG	495,656
4,274	Cochlear Ltd	619,714
7,580	Coloplast A/S Class B	774,338
3,646	Colruyt SA(a)(b)	206,335
88,058	ConvaTec Group PLC(c)	266,436
28,980	CSL Ltd	4,210,786
6,500	CYBERDYNE Inc(a)(b)	51,318
13,000	Dai Nippon Printing Co Ltd	302,455
37,800	Daiichi Sankyo Co Ltd	1,638,551
21,400	Dairy Farm International Holdings Ltd(b)	191,958
39,052	Danone SA	3,034,932
37,205	Davide Campari-Milano SpA	316,826
159,029	Diageo PLC	5,633,089
16,706	Edenred	636,624
15,600	Eisai Co Ltd	1,519,709
13,906	EssilorLuxottica	2,058,361
41,515	Essity AB	1,042,080
718	Eurofins Scientific SE	408,492
61,582	Experian PLC	1,579,806
36,551	Fisher & Paykel Healthcare Corp Ltd	364,459
14,206	Fresenius Medical Care AG & Co KGaA	1,459,574
27,635	Fresenius SE & Co KGaA	2,026,481
2,509	Frutarom Industries Ltd	260,320
96,870	G4S PLC	305,413
3,837	Genmab A/S(b)	602,686
324,714	GlaxoSmithKline PLC	6,511,235
518,400	Golden Agri-Resources Ltd	94,690
19,049	Grifols SA	535,615
4,439	H Lundbeck A/S	274,012
117,051	Healthscope Ltd	177,565
8,125	Heineken Holding NV	736,746
17,517	Heineken NV	1,643,980
7,297	Henkel AG & Co KGaA	774,123
3,800	Hisamitsu Pharmaceutical Co Inc	291,431
5,505	ICA Gruppen AB(a)	174,610
60,856	Imperial Brands PLC	2,117,280
11,425	Intertek Group PLC	743,078
2,414	Ipsen SA	406,404
10,848	ISS A/S	381,126
128,014	J Sainsbury PLC	536,151
73,400	Japan Tobacco Inc	1,916,716
15,529	Jeronimo Martins SGPS SA	228,892
32,600	Kao Corp	2,633,356
9,741	Kerry Group PLC Class A	1,077,257
9,100	Kikkoman Corp	541,966
55,600	Kirin Holdings Co Ltd	1,426,025
3,100	Kobayashi Pharmaceutical Co Ltd	228,225
76,996	Koninklijke Ahold Delhaize NV	1,766,482
60,958	Koninklijke Philips NV(b)	2,778,554
1,900	Kose Corp	362,036
16,100	Kyowa Hakko Kirin Co Ltd	302,109
13,700	Lion Corp	304,272
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,721	Lonza Group AG	$ 1,615,042
16,422	L'Oreal SA	3,959,130
26,949	Marine Harvest ASA(a)	624,462
23,927	Mediclinic International PLC(a)	133,636
11,100	Medipal Holdings Corp	231,899
8,600	MEIJI Holdings Co Ltd	578,024
8,929	Merck KGaA	922,550
11,828	METRO AG	185,261
19,600	Mitsubishi Tanabe Pharma Corp	328,039
202,713	Nestle SA	16,873,146
6,000	NH Foods Ltd	221,654
13,425	Nisshin Seifun Group Inc	294,419
3,800	Nissin Foods Holdings Co Ltd	261,391
4,882	NMC Health PLC	215,683
141,091	Novartis AG	12,144,896
119,430	Novo Nordisk A/S Class B	5,620,982
20,400	Olympus Corp	796,026
25,600	Ono Pharmaceutical Co Ltd	724,646
6,982	Orion Oyj Class B	264,250
51,478	Orkla ASA	434,939
24,800	Otsuka Holdings Co Ltd	1,250,889
6,600	Park24 Co Ltd	199,480
14,052	Pernod Ricard SA	2,304,634
11,400	Persol Holdings Co Ltd	267,564
6,000	Pola Orbis Holdings Inc	219,139
14,005	QIAGEN NV(b)	531,923
9,471	Ramsay Health Care Ltd	375,763
7,585	Randstad NV	404,846
44,078	Reckitt Benckiser Group PLC	4,025,974
6,710	Recordati SpA	226,891
70,700	Recruit Holdings Co Ltd	2,361,484
135,025	RELX PLC	2,839,609
1,505	Remy Cointreau SA	196,282
45,793	Roche Holding AG	11,073,455
24,649	Ryman Healthcare Ltd	228,547
73,867	Sanofi	6,599,807
22,700	Santen Pharmaceutical Co Ltd	359,927
14,300	Secom Co Ltd	1,165,331
19,434	Securitas AB Class B	337,871
49,900	Seven & i Holdings Co Ltd	2,224,787
373	SGS SA	982,084
12,000	Shimadzu Corp	376,052
16,400	Shionogi & Co Ltd	1,072,062
59,862	Shire PLC	3,616,245
24,800	Shiseido Co Ltd	1,920,709
9,000	Siemens Healthineers AG(b)(c)	395,773
59,602	Smith & Nephew PLC	1,087,035
1,841	Societe BIC SA	168,541
4,600	Sohgo Security Services Co Ltd	202,131
25,551	Sonic Healthcare Ltd	459,729
3,792	Sonova Holding AG	752,591
717	Straumann Holding AG	540,161
10,700	Sumitomo Dainippon Pharma Co Ltd(a)	245,742
9,100	Suntory Beverage & Food Ltd	385,531
4,460	Suzuken Co Ltd	211,623

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,734	Swedish Match AB	$ 599,787
10,900	Sysmex Corp	939,944
2,200	Taisho Pharmaceutical Holdings Co Ltd	269,135
47,700	Takeda Pharmaceutical Co Ltd(a)	2,039,559
20,100	Terumo Corp	1,189,600
644,975	Tesco PLC	2,015,693
63,207	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	1,361,479
16,500	Toppan Printing Co Ltd	264,906
5,500	Toyo Suisan Kaisha Ltd	213,523
157,112	Transurban Group	1,273,291
46,950	Treasury Wine Estates Ltd	592,600
7,900	UCB SA	709,925
28,000	Unicharm Corp	926,398
100,984	Unilever NV	5,617,213
80,145	Unilever PLC	4,402,198
3,143	Vifor Pharma AG	544,904
74,607	Wesfarmers Ltd	2,686,545
535,500	WH Group Ltd(c)	375,951
5,375	William Demant Holding A/S(b)	201,769
137,900	Wilmar International Ltd	324,691
7,841	Wirecard AG	1,696,392
138,227	WM Morrison Supermarkets PLC	467,255
88,418	Woolworths Ltd	1,793,281
7,300	Yakult Honsha Co Ltd	598,677
8,000	Yamazaki Baking Co Ltd	160,256
		226,127,515
Diversified — 0.55%
55,186	Bollore SA	238,372
179,924	CK Hutchison Holdings Ltd	2,071,058
10,895	Industrivarden AB Class C	241,587
13,779	Jardine Matheson Holdings Ltd	864,456
1,500	Jardine Matheson Holdings Ltd(b)	93,840
13,700	Jardine Strategic Holdings Ltd	495,803
96,600	Keppel Corp Ltd	491,817
105,527	NWS Holdings Ltd	208,588
30,500	Swire Pacific Ltd Class A	334,022
75,300	Wharf Holdings Ltd	205,017
		5,244,560
Energy — 6.04%
6,839	Aker BP ASA	289,586
77,166	APA Group	556,474
1,303,863	BP PLC	9,992,135
16,543	Caltex Australia Ltd	357,393
5,727	DCC PLC	519,079
167,315	Eni SpA	3,153,814
77,780	Equinor ASA	2,186,883
32,312	Galp Energia SGPS SA	640,677
8,700	Idemitsu Kosan Co Ltd	460,617
68,400	Inpex Corp	854,628
Shares		Fair Value
Energy — (continued)
43,000	John Wood Group PLC	$ 431,299
214,750	JXTG Holdings Inc	1,624,325
4,454	Koninklijke Vopak NV	219,432
11,956	Lundin Petroleum AB	455,729
8,087	Neste OYJ	666,574
85,106	Oil Search Ltd	555,906
9,494	OMV AG	532,604
89,260	Repsol SA(b)	1,776,915
299,909	Royal Dutch Shell PLC Class A(a)	10,281,525
244,482	Royal Dutch Shell PLC Class B	8,556,932
122,116	Santos Ltd	641,133
11,600	Showa Shell Sekiyu KK	246,071
15,299	Siemens Gamesa Renewable Energy SA(a)(b)	193,044
156,290	Total SA(a)	10,162,086
13,375	Vestas Wind Systems A/S	903,565
59,113	Woodside Petroleum Ltd	1,649,071
		57,907,497
Financial — 22.39%
62,585	3i Group PLC	766,186
26,253	ABN AMRO Group NV(c)	714,976
25,100	Acom Co Ltd(a)	101,193
13,311	Admiral Group PLC	360,653
115,231	Aegon NV	747,912
7,200	AEON Financial Service Co Ltd	149,119
6,710	Aeon Mall Co Ltd	115,195
11,890	Ageas	639,190
786,200	AIA Group Ltd	7,010,483
52,163	AIB Group PLC	266,609
28,550	Allianz SE	6,354,277
218,103	AMP Ltd	502,782
3,873	Amundi SA(c)	290,041
7,300	Aozora Bank Ltd	260,727
167,875	Ascendas Real Estate Investment Trust	324,268
71,301	Assicurazioni Generali SpA	1,227,792
12,015	ASX Ltd	552,654
190,935	Australia & New Zealand Banking Group Ltd	3,775,939
264,598	Aviva PLC	1,687,924
126,491	AXA SA	3,389,412
2,311	Azrieli Group	118,041
3,029	Baloise Holding AG	461,588
437,532	Banco Bilbao Vizcaya Argentaria SA(a)	2,774,059
350,126	Banco de Sabadell SA	541,259
106,001	Banco Espirito Santo SA(b)	222
1,051,425	Banco Santander SA	5,264,123
66,188	Bank Hapoalim BM	484,668
105,114	Bank Leumi Le-Israel BM	692,739
79,382	Bank of East Asia Ltd	295,421
60,082	Bank of Ireland Group PLC	459,443
3,800	Bank of Kyoto Ltd	198,347
25,220	Bank of Queensland Ltd	200,783
77,928	Bankia SA	304,208

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
42,574	Bankinter SA	$ 391,077
1,123,180	Barclays PLC	2,490,964
28,426	Bendigo & Adelaide Bank Ltd	220,765
73,195	BNP Paribas SA	4,482,210
248,500	BOC Hong Kong Holdings Ltd	1,179,460
60,353	British Land Co PLC REIT	485,274
233,268	CaixaBank SA	1,060,888
170,469	CapitaLand Commercial Trust REIT	222,095
195,000	CapitaLand Ltd	480,318
151,900	CapitaLand Mall Trust REIT	246,880
35,861	Challenger Ltd	290,166
44,000	Chiba Bank Ltd	300,500
168,424	CK Asset Holdings Ltd	1,262,538
11,538	CNP Assurances	278,131
67,479	Commerzbank AG(b)	701,101
115,513	Commonwealth Bank of Australia	5,962,058
66,600	Concordia Financial Group Ltd	326,443
2,192	Covivio REIT	228,882
72,656	Credit Agricole SA	1,044,429
10,200	Credit Saison Co Ltd	166,357
168,035	Credit Suisse Group AG	2,521,443
72,100	Dai-ichi Life Holdings Inc	1,502,947
5,000	Daito Trust Construction Co Ltd	644,330
139	Daiwa House REIT Investment Corp	317,847
116,000	Daiwa Securities Group Inc	705,484
48,207	Danske Bank A/S	1,263,627
118,382	DBS Group Holdings Ltd	2,258,392
122,435	Deutsche Bank AG	1,394,497
12,539	Deutsche Boerse AG	1,676,547
22,563	Deutsche Wohnen SE	1,083,738
65,556	Dexus REIT	500,819
85,338	Direct Line Insurance Group PLC	360,085
61,920	DNB ASA	1,303,076
19,271	Erste Group Bank AG	800,069
2,984	Eurazeo SE	234,963
8,047	EXOR NV	536,901
9,200	Fukuoka Financial Group Inc	253,005
3,156	Gecina SA	526,922
12,726	Gjensidige Forsikring ASA	214,484
101,126	Goodman Group REIT	758,607
120,780	GPT Group REIT	454,895
5,007	Groupe Bruxelles Lambert SA	524,850
51,778	Hammerson PLC REIT	308,021
58,000	Hang Lung Group Ltd	154,472
120,000	Hang Lung Properties Ltd	234,094
51,200	Hang Seng Bank Ltd	1,389,261
4,397	Hannover Rueck SE	620,629
19,748	Hargreaves Lansdown PLC	574,622
81,846	Henderson Land Development Co Ltd	411,036
75,112	Hong Kong Exchanges & Clearing Ltd	2,146,295
76,100	Hongkong Land Holdings Ltd	504,038
1,310,681	HSBC Holdings PLC	11,434,555
Shares		Fair Value
Financial — (continued)
18,300	Hulic Co Ltd	$ 179,576
40,000	Hysan Development Co Ltd	202,003
2,236	ICADE REIT	206,650
253,088	ING Groep NV	3,284,852
148,177	Insurance Australia Group Ltd	783,371
995,203	Intesa Sanpaolo SpA	2,535,708
42,339	Investec PLC	296,905
29,525	Investor AB Class B	1,360,560
32,400	Japan Exchange Group Inc	564,385
25,900	Japan Post Bank Co Ltd	306,044
99,900	Japan Post Holdings Co Ltd	1,188,930
57	Japan Prime Realty Investment Corp REIT	203,228
95	Japan Real Estate Investment Corp REIT	498,161
171	Japan Retail Fund Investment Corp REIT	310,327
15,742	Julius Baer Group Ltd	786,724
16,112	KBC Group NV	1,198,062
45,500	Kerry Properties Ltd	154,498
15,104	Kinnevik AB Class B	456,089
11,907	Klepierre REIT	423,110
4,976	L E Lundbergforetagen AB Class B	167,679
54,012	Land Securities Group PLC REIT	621,758
396,689	Legal & General Group PLC	1,353,705
131,000	Link REIT	1,289,820
4,729,581	Lloyds Banking Group PLC	3,636,868
19,755	London Stock Exchange Group PLC	1,180,243
20,700	Macquarie Group Ltd	1,883,050
72,881	Mapfre SA	227,961
66,650	Mebuki Financial Group Inc	230,613
178,708	Medibank Private Ltd	375,774
40,684	Mediobanca Banca di Credito Finanziario SpA(b)	404,878
306,627	Melrose Industries PLC(b)	797,951
221,772	Mirvac Group REIT	386,550
72,700	Mitsubishi Estate Co Ltd	1,234,450
769,500	Mitsubishi UFJ Financial Group Inc	4,780,667
27,800	Mitsubishi UFJ Lease & Finance Co Ltd	163,618
59,700	Mitsui Fudosan Co Ltd	1,411,956
8,477	Mizrahi Tefahot Bank Ltd	148,447
1,578,900	Mizuho Financial Group Inc	2,751,710
30,500	MS&AD Insurance Group Holdings Inc	1,018,821
9,914	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,189,866
177,274	National Australia Bank Ltd	3,558,966
58,415	Natixis SA	396,688
428,432	New World Development Co Ltd(b)	581,908
82	Nippon Building Fund Inc REIT	474,142
110	Nippon Prologis REIT Inc	217,902
20,007	NN Group NV	892,961
206,400	Nomura Holdings Inc	984,416

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
8,400	Nomura Real Estate Holdings Inc	$ 169,451
231	Nomura Real Estate Master Fund Inc REIT	315,536
202,522	Nordea Bank AB	2,203,560
86,100	ORIX Corp	1,394,099
215,021	Oversea-Chinese Banking Corp Ltd	1,799,231
2,603	Pargesa Holding SA	209,135
1,106	Partners Group Holding AG	876,747
33,799	Poste Italiane SpA(c)	269,593
168,099	Prudential PLC	3,853,108
87,409	QBE Insurance Group Ltd	702,102
9,542	Raiffeisen Bank International AG	274,633
3,507	REA Group Ltd	217,584
137,000	Resona Holdings Inc	769,182
311,563	Royal Bank of Scotland Group PLC(b)	1,009,097
63,047	RSA Insurance Group PLC	472,198
26,646	Sampo OYJ Class A	1,378,903
11,640	SBI Holdings Inc	361,301
362,542	Scentre Group REIT	1,041,861
8,153	Schroders PLC	328,285
11,012	SCOR SE	510,533
63,743	Segro PLC REIT	530,261
36,500	Seven Bank Ltd	115,280
10,200	Shinsei Bank Ltd	166,639
32,000	Shizuoka Bank Ltd	287,162
49,900	Singapore Exchange Ltd	268,940
208,826	Sino Land Co Ltd	357,763
106,150	Skandinaviska Enskilda Banken AB	1,183,368
50,754	Societe Generale SA Class A	2,179,396
19,950	Sompo Holdings Inc	850,048
11,100	Sony Financial Holdings Inc	244,778
33,704	St James's Place PLC	502,162
187,470	Standard Chartered PLC	1,552,993
172,002	Standard Life Aberdeen PLC	685,144
129,989	Stockland	390,482
87,900	Sumitomo Mitsui Financial Group Inc	3,537,436
22,886	Sumitomo Mitsui Trust Holdings Inc	941,678
24,000	Sumitomo Realty & Development Co Ltd	860,987
105,000	Sun Hung Kai Properties Ltd	1,523,782
89,401	Suncorp Group Ltd	934,102
158,100	Suntec Real Estate Investment Trust	223,251
103,462	Svenska Handelsbanken AB Class A	1,304,826
53,513	Swedbank AB Class A	1,323,492
91,800	Swire Properties Ltd	347,694
2,315	Swiss Life Holding AG	877,782
4,713	Swiss Prime Site AG	402,091
20,942	Swiss Re AG	1,929,519
38,600	T&D Holdings Inc	637,463
44,000	Tokio Marine Holdings Inc	2,184,318
Shares		Fair Value
Financial — (continued)
2,700	Tokyo Century Corp(b)	$ 167,699
13,000	Tokyo Tatemono Co Ltd	158,549
31,400	Tokyu Fudosan Holdings Corp	218,762
6,902	Tryg A/S	171,866
251,045	UBS Group AG	3,963,658
52,854	Unibail-Rodamco-Westfield (b)	1,884,644
133,151	UniCredit SpA	1,997,890
85,106	United Overseas Bank Ltd	1,682,413
186	United Urban Investment Corp REIT	292,299
31,206	UOL Group Ltd	157,376
214,476	Vicinity Centres REIT	406,914
32,695	Vonovia SE	1,599,053
1,821	Wendel SA	271,333
223,056	Westpac Banking Corp	4,485,815
78,300	Wharf Real Estate Investment Co Ltd	504,451
53,000	Wheelock & Co Ltd	318,642
13,000	Yamaguchi Financial Group Inc(a)	141,649
9,944	Zurich Insurance Group AG	3,135,395
		214,827,255
Industrial — 12.46%
119,729	ABB Ltd	2,832,162
16,956	ACS Actividades de Construccion y Servicios SA(b)	720,172
4,726	Aena SME SA(c)	818,812
8,799	AerCap Holdings NV(b)	506,118
1,843	Aeroports de Paris	414,953
13,000	AGC Inc	539,531
37,886	Airbus Group SE	4,756,307
18,223	Alfa Laval AB	493,084
12,400	Alps Electric Co Ltd	315,241
9,565	Alstom SA	427,829
21,900	Amada Holdings Co Ltd	233,819
80,965	Amcor Ltd	800,196
4,766	ANDRITZ AG	277,978
229	AP Moeller - Maersk A/S Class A	300,209
377	AP Moeller - Maersk A/S Class B	529,636
59,871	Assa Abloy AB Class B	1,200,048
45,921	Atlas Copco AB Class A(b)	1,320,605
24,473	Atlas Copco AB Class B(b)	652,039
59,546	Auckland International Airport Ltd	288,099
130,723	Aurizon Holdings Ltd	388,110
204,109	BAE Systems PLC	1,673,165
75,571	Boral Ltd	377,232
15,442	Bouygues SA	668,027
14,600	Brother Industries Ltd	288,280
11,800	Casio Computer Co Ltd	192,874
9,700	Central Japan Railway Co	2,019,519
33,304	Cie de Saint-Gobain	1,435,434
6,584	CIMIC Group Ltd	244,367
41,000	CK Infrastructure Holdings Ltd	324,473

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
65,396	CNH Industrial NV	$ 784,779
134,300	ComfortDelGro Corp Ltd	238,684
55,543	CRH PLC	1,817,054
6,300	Daifuku Co Ltd	321,077
15,700	Daikin Industries Ltd	2,089,727
150	Dassault Aviation SA	277,607
64,454	Deutsche Post AG	2,291,617
1,800	Disco Corp	301,433
12,260	DSV A/S	1,114,074
20,500	East Japan Railway Co	1,904,228
5,594	Eiffage SA	624,904
1,539	Elbit Systems Ltd	195,555
42,881	Epiroc AB Class A(b)	479,115
24,473	Epiroc AB Class B(b)	251,961
12,700	FANUC Corp	2,389,286
30,940	Ferrovial SA	640,246
56,718	Fletcher Building Ltd(b)	245,993
3,234	Fraport AG Frankfurt Airport Services Worldwide	285,504
7,800	Fuji Electric Co Ltd	312,444
23,000	FUJIFILM Holdings Corp	1,034,750
11,350	GEA Group AG	403,993
2,515	Geberit AG	1,167,316
29,015	Getlink	370,664
13,600	Hankyu Hanshin Holdings Inc	482,305
10,308	HeidelbergCement AG	805,134
16,725	Hexagon AB Class B	979,194
2,079	Hirose Electric Co Ltd	227,091
6,700	Hitachi Construction Machinery Co Ltd	223,995
4,600	Hitachi High-Technologies Corp	158,830
61,400	Hitachi Ltd	2,087,087
1,197	HOCHTIEF AG	198,433
24,800	Hoya Corp	1,472,897
25,388	Husqvarna AB Class B	215,836
9,500	IHI Corp	359,920
2,215	Imerys SA	163,566
28,568	James Hardie Industries PLC	432,734
3,100	Japan Airport Terminal Co Ltd	141,020
14,000	JGC Corp	321,035
28,000	Kajima Corp	407,136
7,500	Kamigumi Co Ltd	165,320
9,700	Kawasaki Heavy Industries Ltd	273,568
6,600	Keihan Electric Railway Co Ltd	252,051
15,000	Keikyu Corp	273,389
5,400	Keio Corp	295,562
8,600	Keisei Electric Railway Co Ltd	302,701
6,580	Keyence Corp	3,822,235
9,800	Kintetsu Group Holdings Co Ltd	394,126
4,493	Kion Group AG	275,875
60,900	Komatsu Ltd	1,853,242
23,196	Kone OYJ Class B	1,238,173
65,800	Kubota Corp	1,117,888
3,526	Kuehne + Nagel International AG	559,489
5,500	Kurita Water Industries Ltd	160,228
21,500	Kyocera Corp	1,290,465
Shares		Fair Value
Industrial — (continued)
10,300	Kyushu Railway Co	$ 313,593
31,488	LafargeHolcim Ltd	1,558,872
17,790	Legrand SA	1,297,179
40,220	LendLease Group	571,446
26,809	Leonardo SpA	322,223
16,500	LIXIL Group Corp	317,701
3,300	Mabuchi Motor Co Ltd	133,119
14,000	Makita Corp	701,066
2,080	MAN SE Class L	226,114
4,000	Maruichi Steel Tube Ltd	130,450
48,148	Meggitt PLC	355,349
7,697	Metso OYJ	272,413
24,800	MinebeaMitsumi Inc	449,518
18,000	MISUMI Group Inc	465,741
122,600	Mitsubishi Electric Corp	1,679,537
19,900	Mitsubishi Heavy Industries Ltd	768,487
7,100	Mitsui OSK Lines Ltd	207,182
94,584	MTR Corp Ltd	497,410
3,331	MTU Aero Engines AG	750,403
12,000	Murata Manufacturing Co Ltd	1,843,874
7,000	Nabtesco Corp	186,116
11,800	Nagoya Railroad Co Ltd	292,218
14,700	Nidec Corp	2,113,798
21,700	Nikon Corp	407,771
5,200	Nippon Electric Glass Co Ltd	163,466
5,300	Nippon Express Co Ltd	348,070
9,800	Nippon Yusen KK	184,293
1,700	NOK Corp	29,181
23,700	NSK Ltd	271,657
39,500	Obayashi Corp	374,117
18,500	Odakyu Electric Railway Co Ltd	437,653
12,000	Omron Corp	507,093
24,040	Orica Ltd	295,712
6,411	OSRAM Licht AG	254,562
16,413	Prysmian SpA	381,074
2,300	Rinnai Corp	175,343
110,584	Rolls-Royce Holdings PLC(b)	1,422,427
55,857	Royal Mail PLC	347,158
21,870	Safran SA	3,062,324
75,444	Sandvik AB	1,335,680
44,200	SATS Ltd	168,743
4,002	Schindler Holding AG	987,340
35,164	Schneider Electric SE	2,823,561
14,100	Seibu Holdings Inc	253,507
6,100	SG Holdings Co Ltd(b)	159,809
35,000	Shimizu Corp Class A	319,558
50,175	Siemens AG	6,415,553
8,701	Sika AG(b)	1,266,165
95,600	Singapore Technologies Engineering Ltd	248,827
21,783	Skanska AB Class B	427,109
24,232	SKF AB Class B	476,813
3,900	SMC Corp	1,248,278
24,484	Smiths Group PLC	476,552
7,400	Sumitomo Heavy Industries Ltd	264,118
72,922	Sydney Airport	362,969
7,500	Taiheiyo Cement Corp	235,222

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
14,500	Taisei Corp	$ 660,958
85,500	Techtronic Industries Co Ltd	545,378
29,307	Tenaris SA	490,817
7,335	Thales SA	1,042,162
7,700	THK Co Ltd	195,936
12,200	Tobu Railway Co Ltd	360,686
29,000	Tokyu Corp	530,299
43,700	Toshiba Corp(b)	1,262,854
8,900	TOTO Ltd	369,122
11,100	Toyo Seikan Group Holdings Ltd	230,335
17,300	Venture Corp Ltd	223,078
33,015	Vinci SA	3,141,039
32,083	Wartsila OYJ Abp(a)	624,326
17,590	Weir Group PLC(b)	403,435
11,600	West Japan Railway Co	808,631
20,900	Yamato Holdings Co Ltd	641,714
143,900	Yangzijiang Shipbuilding Holdings Ltd	130,458
15,600	Yaskawa Electric Corp	463,337
14,300	Yokogawa Electric Corp	302,487
		119,543,421
Technology — 4.07%
28,268	Amadeus IT Group SA	2,620,128
20,300	ASM Pacific Technology Ltd	207,442
26,799	ASML Holding NV	5,031,632
6,039	Atos SE	718,562
66,300	Canon Inc	2,102,344
10,668	Capgemini SE	1,343,077
8,315	Check Point Software Technologies Ltd(b)	978,426
28,883	Computershare Ltd	415,950
8,840	Dassault Systemes SE	1,322,793
6,900	DeNA Co Ltd	121,841
13,500	Fujitsu Ltd	961,736
8,900	Hamamatsu Photonics KK	354,456
72,473	Infineon Technologies AG	1,649,185
3,810	Ingenico Group	289,679
5,800	Konami Holdings Corp	227,106
30,000	Konica Minolta Inc	319,259
27,000	Micro Focus International PLC	501,942
16,800	NEC Corp	464,246
32,100	Nexon Co Ltd(b)	419,595
7,723	Nomura Research Institute Ltd	389,996
40,400	NTT Data Corp	559,266
22,523	NXP Semiconductors NV(b)	1,925,717
4,100	Obic Co Ltd	387,785
2,600	Oracle Corp Japan	209,488
6,400	Otsuka Corp	238,720
53,900	Renesas Electronics Corp(b)	337,472
43,500	Ricoh Co Ltd	467,389
6,000	Rohm Co Ltd	438,961
67,606	Sage Group PLC	516,170
64,180	SAP SE	7,891,796
18,000	Seiko Epson Corp	307,071
44,451	STMicroelectronics NV	813,568
15,000	SUMCO Corp	218,514
Shares		Fair Value
Technology — (continued)
9,000	TDK Corp	$ 980,633
3,701	Teleperformance	698,211
3,812	Temenos AG(b)	620,870
10,500	Tokyo Electron Ltd	1,447,115
5,130	Ubisoft Entertainment SA(b)	553,941
		39,052,082
Utilities — 3.28%
40,703	AGL Energy Ltd	574,172
114,571	AusNet Services	134,577
362,961	Centrica PLC	732,574
34,700	Chubu Electric Power Co Inc	525,634
11,100	Chugoku Electric Power Co Inc(a)	142,645
111,000	CLP Holdings Ltd	1,299,892
145,762	E.ON SE	1,483,236
171,566	EDP - Energias de Portugal SA	633,047
8,900	Electric Power Development Co Ltd	246,350
38,007	Electricite de France SA	668,424
14,076	Enagas SA	379,393
23,524	Endesa SA	507,405
530,505	Enel SpA	2,711,688
120,893	Engie SA	1,779,816
31,486	Fortum OYJ	789,081
179,000	HK Electric Investments & HK Electric Investments Ltd(c)	180,638
623,239	Hong Kong & China Gas Co Ltd	1,235,290
391,832	Iberdrola SA(b)	2,877,939
9,200	Innogy SE(c)	410,903
43,700	Kansai Electric Power Co Inc	659,609
27,400	Kyushu Electric Power Co Inc	331,183
77,682	Meridian Energy Ltd	169,124
221,413	National Grid PLC	2,286,648
22,159	Naturgy Energy Group SA	604,053
114,321	Origin Energy Ltd(b)	681,429
11,947	Orsted A/S(c)	811,834
23,300	Osaka Gas Co Ltd	454,970
88,000	Power Assets Holdings Ltd	611,683
27,819	Red Electrica Corp SA	581,571
33,252	RWE AG	820,971
69,000	Sembcorp Industries Ltd	155,845
14,661	Severn Trent PLC	353,308
146,199	Snam SpA	607,965
69,503	SSE PLC	1,037,501
23,612	Suez	335,878
87,323	Terna Rete Elettrica Nazionale SpA	466,469
5,200	Toho Gas Co Ltd	197,845
29,200	Tohoku Electric Power Co Inc	397,168
89,800	Tokyo Electric Power Co Holdings Inc(b)	441,284
28,100	Tokyo Gas Co Ltd	691,204
12,894	Uniper SE	396,936
42,321	United Utilities Group PLC	388,396

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
35,329	Veolia Environnement SA	$ 704,976
		31,500,554
TOTAL COMMON STOCK — 97.56% (Cost $804,767,491)		$935,910,554
PREFERRED STOCK
Basic Materials — 0.02%
4,398	FUCHS PETROLUB SE	245,421
Consumer, Cyclical — 0.34%
3,566	Bayerische Motoren Werke AG	279,684
9,942	Porsche Automobil Holding SE	669,271
10,739	Schaeffler AG	136,981
12,305	Volkswagen AG	2,160,913
		3,246,849
Consumer, Non-Cyclical — 0.14%
11,431	Henkel AG & Co KGaA	1,340,292
Industrial — 0.04%
2,252	Sartorius AG	365,029
TOTAL PREFERRED STOCK — 0.54% (Cost $5,025,234)		$ 5,197,591
RIGHTS
Consumer, Cyclical — 0.00%(d)
1,809	Harvey Norman Holdings Ltd(b)	1,046
TOTAL RIGHTS — 0.00%(d) (Cost $1,273)		$ 1,046
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.49%
$4,700,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	$ 4,699,472
Repurchase Agreements — 3.41%
1,631,224	Undivided interest of 10.32% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $1,631,224 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(e)	1,631,224
7,765,656	Undivided interest of 10.67% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $7,765,656 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(e)	7,765,656
7,765,656	Undivided interest of 16.13% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $7,765,656 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(e)	7,765,656

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,765,656	Undivided interest of 9.43% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $7,765,656 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(e)	$ 7,765,656
7,765,656	Undivided interest of 9.54% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $7,765,656 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(e)	7,765,656
		32,693,848
SHORT TERM INVESTMENTS — 3.90% (Cost $37,393,320)		$ 37,393,320
TOTAL INVESTMENTS — 102.00% (Cost $847,187,318)		$978,502,511
OTHER ASSETS & LIABILITIES, NET — (2.00)%		$ (19,172,523)
TOTAL NET ASSETS — 100.00%		$959,329,988
(a)	All or a portion of the security is on loan at September 28, 2018.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $6,262,846 and $6,913,161, respectively, representing 0.71% of net assets.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	159	15,705,225	December 2018	$42,845
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
At September 28, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	13,664	AUD	18,847	October 02, 2018	$40
MEL	USD	5,513	AUD	7,765	October 04, 2018	(100)
MEL	USD	14,905	AUD	20,766	October 05, 2018	(107)
MEL	USD	16,424	AUD	22,567	October 09, 2018	110
MEL	USD	4,175	AUD	5,812	October 10, 2018	(26)
MEL	USD	9,895	AUD	13,880	October 11, 2018	(139)
MEL	USD	58,982	AUD	82,845	October 12, 2018	(908)
MEL	USD	17,951	AUD	24,967	October 16, 2018	(99)
MEL	USD	804,020	CHF	768,000	December 07, 2018	16,197
MEL	USD	172,239	EUR	148,780	October 02, 2018	(560)
MEL	USD	1,093	EUR	938	October 04, 2018	4
MEL	USD	100,306	EUR	85,021	October 12, 2018	1,477
MEL	USD	4,260	EUR	3,623	October 26, 2018	44
MEL	USD	23,232	GBP	18,100	October 01, 2018	(364)
MEL	USD	87,733	GBP	68,052	October 04, 2018	(993)
MEL	USD	18,072	GBP	14,088	October 05, 2018	(297)
MEL	USD	7,471	GBP	5,747	October 09, 2018	(24)
MEL	USD	79,279	GBP	61,461	October 11, 2018	(881)
MEL	USD	19,151	GBP	14,861	October 12, 2018	(232)
MEL	USD	8,002	GBP	6,231	October 15, 2018	(126)
MEL	USD	11,120	GBP	8,509	October 19, 2018	18
MEL	USD	7,368	GBP	5,600	October 25, 2018	59
MEL	USD	7,013	GBP	5,321	November 05, 2018	65
MEL	USD	9,531	HKD	74,788	October 02, 2018	(23)
MEL	USD	17,263	HKD	135,432	October 03, 2018	(38)
MEL	USD	3,159	HKD	24,786	October 04, 2018	(8)
MEL	USD	14,819	HKD	116,240	October 05, 2018	(31)
MEL	USD	2,977	HKD	23,344	October 10, 2018	(6)
MEL	USD	2,320	HKD	18,200	October 11, 2018	(5)
MEL	USD	8,175	HKD	64,130	October 12, 2018	(18)
MEL	USD	10,586	HKD	83,000	October 26, 2018	(21)
MEL	USD	3,430	ILS	12,308	October 10, 2018	42
MEL	USD	781	JPY	88,145	October 01, 2018	5
MEL	USD	1,810	JPY	199,750	October 24, 2018	48
MEL	USD	6,503	JPY	719,601	October 25, 2018	157
MEL	USD	1,387	JPY	153,000	October 31, 2018	37
MEL	USD	6,059	JPY	671,585	November 01, 2018	134
MEL	USD	955	JPY	105,612	November 02, 2018	23
MEL	USD	1,205	JPY	133,237	November 07, 2018	29
MEL	USD	7,264	JPY	803,037	November 08, 2018	176
MEL	USD	11,380	JPY	1,257,915	November 09, 2018	275
MEL	USD	1,050	JPY	116,025	November 13, 2018	25
MEL	USD	24,063	JPY	2,658,612	November 15, 2018	581
MEL	USD	42,310	JPY	4,746,153	November 16, 2018	387
MEL	USD	106,418	JPY	11,958,479	November 26, 2018	709
MEL	USD	825,190	JPY	92,718,368	November 30, 2018	5,253
MEL	USD	628,082	JPY	70,539,852	December 07, 2018	3,779
MEL	USD	51,121	JPY	5,737,993	December 14, 2018	297
MEL	USD	1,552	JPY	174,080	December 21, 2018	9
MEL	USD	1,350	JPY	151,300	December 28, 2018	7
MEL	USD	23,395	NOK	191,248	October 02, 2018	(108)
MEL	USD	8,623	NZD	13,064	October 05, 2018	(37)
MEL	USD	5,588	NZD	8,412	October 17, 2018	12
MEL	USD	5,482	SGD	7,485	October 05, 2018	6
MEL	USD	30,701	SGD	42,173	October 09, 2018	(157)
MEL	USD	7,251	SGD	9,979	October 17, 2018	(52)
					Net Appreciation	$24,645
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of September 28, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$231,260,457	23.63%
United Kingdom	141,094,318	14.42
France	102,892,133	10.52
Germany	88,330,468	9.03
Switzerland	83,475,597	8.53
Australia	64,356,937	6.58
Netherlands	44,623,560	4.56
United States	41,730,942	4.27
Hong Kong	32,890,724	3.36
Spain	27,413,098	2.80
Sweden	25,222,927	2.58
Italy	18,508,660	1.89
Denmark	15,693,882	1.60
Singapore	11,969,820	1.22
Finland	9,925,804	1.01
Belgium	9,451,017	0.97
Norway	7,315,061	0.75
Ireland	6,299,088	0.64
Israel	5,126,002	0.52
Luxembourg	3,212,011	0.33
Austria	2,215,962	0.23
New Zealand	1,933,160	0.20
Portugal	1,502,837	0.15
South Africa	1,075,441	0.11
China	327,933	0.03
Chile	284,456	0.03
United Arab Emirates	215,683	0.02
Mexico	154,533	0.02
Total	$978,502,511	100.00%
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 17,393,029	$ 918,517,525	$ —	$ 935,910,554
Preferred Stock	—	5,197,591	—	5,197,591
Rights	—	1,046	—	1,046
Short Term Investments	—	37,393,320	—	37,393,320
Total investments, at fair value:	17,393,029	961,109,482	0	978,502,511
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	30,005	—	30,005
Futures Contracts(a)	42,845	—	—	42,845
Total Assets	$ 17,435,874	$ 961,139,487	$ 0	$ 978,575,361
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (5,360)	$ —	$ (5,360)
Total Liabilities	$ 0	$ (5,360)	$ 0	$ (5,360)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
As of September 28, 2018, the following transfers between levels were recognized between valuation levels.

September 28, 2018

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$2,246,533
Consumer, Cyclical	1,552,050	$290,908
Consumer, Non-cyclical	395,773	206,335
Financial	1,081,266	1,416,975
Industrial	277,607
Utilities	1,365,620	611,683
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 197 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,901,935 in forward contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.07%
161,400	Anglo American PLC	$ 3,610,276
28,900	Arkema SA	3,581,549
61,600	BASF SE	5,465,960
230,500	BlueScope Steel Ltd(a)	2,827,030
80,800	Boliden AB(a)	2,247,117
67,105	Brenntag AG	4,138,461
54,200	Covestro AG(a)(b)	4,387,338
22,581	Croda International PLC	1,530,043
47,600	Dowa Holdings Co Ltd(a)(c)	1,512,191
80,500	Evonik Industries AG	2,879,074
7,221	Givaudan SA	17,767,876
631,768	Highland Gold Mining Ltd	1,202,683
114,100	JFE Holdings Inc(a)	2,617,447
55,400	Kaneka Corp(a)	2,559,317
91,400	Kansai Paint Co Ltd(a)	1,684,514
710,000	Kingboard Holdings Ltd	2,311,202
121,600	Mitsubishi Gas Chemical Co Inc(a)	2,588,622
120,900	Mitsui Chemicals Inc(a)	3,023,119
72,600	Rio Tinto Ltd	4,128,951
634,700	St Barbara Ltd	1,602,116
507,000	Sumitomo Chemical Co Ltd(a)	2,967,140
94,471	Symrise AG	8,613,747
156,700	Teijin Ltd(a)	3,005,324
89,700	UPM-Kymmene OYJ(a)	3,517,938
		89,769,035
Communications — 3.27%
684,300	BT Group PLC	2,008,222
554,000	KDDI Corp	15,283,058
160,800	Nippon Telegraph & Telephone Corp(a)	7,256,959
331,300	Orange SA	5,271,515
296,000	Telefonica SA	2,334,945
92,789	Thomson Reuters Corp	4,234,107
		36,388,806
Consumer, Cyclical — 10.03%
42,400	Aisin Seiki Co Ltd(a)	2,065,702
10,500	Autoneum Holding AG(a)	2,119,427
410,400	Barratt Developments PLC(a)	3,029,733
29,200	Bayerische Motoren Werke AG	2,630,649
49,559	Bunzl PLC	1,557,407
48,664	Cie Financiere Richemont SA	3,967,592
20,500	Cie Generale des Etablissements Michelin SCA	2,446,792
492,198	Compass Group PLC	10,940,048
73,300	Daimler AG(a)	4,619,529
35,400	Daiwabo Holdings Co Ltd(a)	2,286,778
89,000	Deutsche Lufthansa AG	2,184,408
599,400	Dixons Carphone PLC	1,320,964
Shares		Fair Value
Consumer, Cyclical — (continued)
60,100	EDION Corp(a)	$ 671,984
85,811	Electrolux AB Class B(a)	1,890,349
1,903,083	Esprit Holdings Ltd(a)(c)	457,024
35,500	Faurecia SA	2,134,961
132,100	Finnair OYJ(a)	1,099,199
289,100	Greene King PLC(c)	1,845,609
553,200	Harvey Norman Holdings Ltd(a)(c)	1,407,220
204,100	Inchcape PLC	1,775,860
440,100	International Consolidated Airlines Group SA	3,782,336
296,300	ITOCHU Corp(a)	5,423,208
56,500	Japan Airlines Co Ltd(a)	2,030,730
157,600	JTEKT Corp(a)	2,307,185
38,900	Kaufman & Broad SA	1,825,505
1,038,600	Kingfisher PLC	3,510,400
79,300	Kohnan Shoji Co Ltd(a)	2,005,248
5,079	LVMH Moet Hennessy Louis Vuitton SE	1,794,770
346,800	Marubeni Corp(a)	3,171,700
35,700	Next PLC	2,553,994
369,400	Nissan Motor Co Ltd(a)	3,456,672
579,600	Qantas Airways Ltd(a)	2,470,408
305,600	Redrow PLC(a)	2,320,726
32,900	Renault SA	2,845,912
28,731	Ryanair Holdings PLC Sponsored ADR(a)	2,759,325
204,900	Sumitomo Corp(a)	3,414,707
81,900	USS Co Ltd	1,520,377
375,200	Volvo AB Class B(a)	6,617,381
136,700	Yamaha Motor Co Ltd	3,833,457
50,600	Yokohama Rubber Co Ltd	1,090,636
856,000	Yue Yuen Industrial Holdings Ltd	2,379,666
		111,565,578
Consumer, Non-Cyclical — 27.08%
36,700	Adecco Group AG	1,929,222
73,700	Arcs Co Ltd(a)	1,998,204
106,200	Babcock International Group PLC	999,913
31,113	Bayer AG	2,759,742
615,091	Brambles Ltd	4,844,221
40,389	British American Tobacco PLC	1,882,703
172,000	Britvic PLC	1,749,759
170	Chocoladefabrken Lindt & Spruengli AG	1,189,743
420,400	Coca-Cola Amatil Ltd(a)	2,963,603
184,258	Colgate-Palmolive Co	12,336,073
150,699	Danone SA	11,711,595
67,658	Dentsply Sirona Inc	2,553,413
360,915	Diageo PLC	12,784,248
18,100	Draegerwerk AG & Co KGaA(c)	1,148,050
180,413	Experian PLC	4,628,260
485,500	GlaxoSmithKline PLC	9,735,351

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
94,358	Heineken NV	$ 8,855,551
54,900	Heiwado Co Ltd(a)	1,474,310
83,146	Intertek Group PLC	5,407,787
148,500	Ito En Ltd	6,592,860
1,099,200	J Sainsbury PLC	4,603,690
98,100	Japan Tobacco Inc	2,561,715
167,900	Kao Corp	13,562,590
62,265	Kerry Group PLC Class A	6,885,882
92,800	Kobayashi Pharmaceutical Co Ltd	6,832,034
249,600	Koninklijke Ahold Delhaize NV(a)	5,726,451
10,300	Kose Corp	1,962,618
258,480	Leroy Seafood Group ASA	2,109,444
38,742	L'Oreal SA	9,340,192
716,900	Metcash Ltd(c)	1,553,262
131,100	METRO AG(a)	2,053,412
296,900	Nestle SA	24,712,954
60,700	NH Foods Ltd(a)	2,242,404
172,400	Nihon Kohden Corp	5,461,697
23,000	Nissin Foods Holdings Co Ltd	1,582,101
89,041	Pernod Ricard SA	14,603,396
67,600	Prima Meat Packers Ltd(a)(c)	1,593,985
46,200	Randstad NV	2,465,904
164,129	Reckitt Benckiser Group PLC	14,991,133
192,734	RELX PLC(a)	4,053,244
275,006	Rentokil Initial PLC	1,138,923
59,652	Roche Holding AG	14,424,775
116,400	Rohto Pharmaceutical Co Ltd	4,090,166
100,600	Sanofi	8,988,324
402,800	Santen Pharmaceutical Co Ltd	6,386,727
91,500	Scandinavian Tobacco Group A/S(b)	1,403,221
82,700	Secom Co Ltd	6,739,363
3,132	SGS SA(a)	8,246,347
43,100	Sohgo Security Services Co Ltd	1,893,881
438,200	Spire Healthcare Group PLC(b)	813,322
93,300	Terumo Corp	5,521,874
163,800	Toyo Suisan Kaisha Ltd	6,359,113
50,000	UCB SA	4,493,193
3,791,500	WH Group Ltd(b)	2,661,844
731,500	Wilmar International Ltd	1,722,344
		301,326,133
Diversified — 0.07%
408,000	NWS Holdings Ltd(a)	806,467
Energy — 5.29%
1,741,000	Beach Energy Ltd	2,695,352
945,400	BP PLC	7,245,059
31,615	Core Laboratories NV(c)	3,661,965
Shares		Fair Value
Energy — (continued)
43,400	OMV AG	$ 2,434,697
220,997	Petrofac Ltd	1,857,749
305,700	Repsol SA	6,085,664
504,300	Royal Dutch Shell PLC Class B	17,650,627
63,500	Showa Shell Sekiyu KK	1,347,028
189,000	Total SA	12,288,914
6,184,000	Xinyi Solar Holdings Ltd	1,911,340
351,700	Z Energy Ltd	1,665,716
		58,844,111
Financial — 18.24%
49,100	Aareal Bank AG	2,047,297
160,100	ABN AMRO Group NV(b)	4,360,174
26,700	Allianz SE	5,942,528
75,900	ASR Nederland NV	3,617,844
126,400	Australia & New Zealand Banking Group Ltd	2,573,090
417,300	Aviva PLC	2,662,040
600,500	Bank Leumi Le-Israel BM	3,957,512
387,400	Bank of Ireland Group PLC(a)	2,962,419
53,900	BNP Paribas SA	3,300,651
234,900	Chiba Bank Ltd	1,604,262
103,000	CNP Assurances	2,482,884
133,100	Dai-ichi Life Holdings Inc(a)	2,774,511
211,200	Daiwa Securities Group Inc	1,284,467
271,054	Deutsche Wohnen SE	13,019,174
361,013	DNB ASA	7,597,339
8,308	Fairfax Financial Holdings Ltd	4,513,650
99,200	Fukuoka Financial Group Inc(a)	2,728,056
466,900	Gunma Bank Ltd(a)	2,403,347
230,200	Hachijuni Bank Ltd	1,055,128
4,900	Helvetia Holding AG	2,984,863
177,375	Hiscox Ltd	3,799,279
130,691	IG Group Holdings PLC	1,076,549
144,851	Jardine Lloyd Thompson Group PLC	3,575,869
33,678	Julius Baer Group Ltd	1,683,096
29,229	Jyske Bank A/S	1,415,318
434,500	Kerry Properties Ltd	1,475,367
35,074	LEG Immobilien AG	4,168,390
1,563,800	Legal & General Group PLC	5,336,483
312,800	Leopalace21 Corp(a)	1,742,262
6,147,900	Lloyds Banking Group PLC	4,727,501
47,500	Macquarie Group Ltd	4,321,008
387,680	Mebuki Financial Group Inc	1,341,394
169,300	Mediobanca Banca di Credito Finanziario SpA(a)	1,684,834
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	2,083,481
730,500	Natixis SA	4,960,728
805,100	Nomura Holdings Inc(a)	3,839,889
284,800	Nordea Bank AB(a)	3,098,793
345,100	North Pacific Bank Ltd	1,169,296
806,100	Old Mutual Ltd(a)	1,726,634

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
245,900	ORIX Corp(a)	$ 3,981,521
475,467	Quilter PLC(b)	825,944
702,000	Resona Holdings Inc(a)	3,941,356
524,000	Senshu Ikeda Holdings Inc(a)	1,757,222
89,600	Shinoken Group Co Ltd(c)	950,667
53,400	Societe Generale SA Class A	2,293,016
99,800	Sumitomo Mitsui Financial Group Inc	4,016,338
466,645	Svenska Handelsbanken AB Class A	5,885,159
17,100	Swiss Life Holding AG	6,483,831
71,800	Swiss Re AG	6,615,390
107,457	Sydbank A/S	3,159,194
134,170	TAG Immobilien AG	3,196,782
696,656	UBS Group AG	10,999,247
1,373,800	UnipolSai Assicurazioni SpA(c)	3,231,316
265,300	United Overseas Bank Ltd	5,244,569
565,554	Virgin Money Holdings UK PLC	2,820,410
214,367	Vonovia SE	10,484,298
		202,983,667
Industrial — 12.44%
62,100	AGC Inc	2,577,300
450,000	BAE Systems PLC(a)	3,688,835
46,893	Bekaert SA(c)	1,165,103
91,300	bpost SA	1,481,618
96,100	Brother Industries Ltd(a)	1,897,514
1,834,000	China Resources Cement Holdings Ltd	2,132,814
69,600	Cie de Saint-Gobain	2,999,826
43,100	Dfds A/S(a)	2,131,654
7,200	Disco Corp(a)	1,205,732
304,800	Fujikura Ltd(a)	1,439,887
134,400	GEA Group AG	4,783,841
4,719	Geberit AG	2,190,285
283,091	Halma PLC	5,326,056
40,779	Hirose Electric Co Ltd	4,454,323
105,400	Hitachi Ltd(a)	3,582,719
400,094	IMI PLC	5,706,614
133,000	Japan Aviation Electronics Industry Ltd(a)	2,242,295
92,700	JM AB(a)(c)	1,817,615
107,600	Kitz Corp(a)(c)	930,142
166,200	Kloeckner & Co SE	1,919,094
2,319,000	Lee & Man Paper Manufacturing Ltd	2,147,308
136,722	Legrand SA	9,969,244
185,600	LendLease Group	2,637,006
30,900	Leoni AG(c)	1,270,335
94,700	MISUMI Group Inc	2,450,315
232,500	Mitsubishi Electric Corp(a)	3,185,093
73,400	Nippon Electric Glass Co Ltd	2,307,385
40,645	Nordson Corp	5,645,591
276,400	NTN Corp(a)(c)	1,131,603
103,400	Omron Corp	4,369,449
Shares		Fair Value
Industrial — (continued)
222,917	Royal Mail PLC	$ 1,385,455
10,504	Schindler Holding AG	2,621,342
130,825	Schneider Electric SE	10,504,844
34,800	Siemens AG(a)	4,449,651
92,300	Signify NV(b)	2,389,170
12,955	Sika AG(a)	1,885,205
221,400	SKF AB Class B(a)	4,356,483
10,600	SMC Corp(a)	3,392,755
119,700	Sodick Co Ltd	1,086,644
105,339	Spectris PLC	3,252,323
72,320	Spirax-Sarco Engineering PLC	6,865,884
34,200	Tsubakimoto Chain Co(a)	1,583,335
63,758	Wartsila OYJ Abp	1,240,713
1,570,000	Xinyi Glass Holdings Ltd(c)	1,979,402
8,500	Yamato Holdings Co Ltd	260,984
114,300	Yokogawa Electric Corp	2,417,782
		138,458,568
Technology — 10.59%
173,247	Amadeus IT Group SA	16,058,065
105,547	Analog Devices Inc	9,758,875
45,509	ANSYS Inc(a)	8,495,620
301,227	Cadence Design Systems Inc(a)	13,651,608
29,455	Check Point Software Technologies Ltd(a)	3,465,970
61,340	Dassault Systemes SE	9,178,750
19,076	Descartes Systems Group Inc(a)	646,905
313,920	Infineon Technologies AG	7,143,516
275,400	Konica Minolta Inc(a)	2,930,794
136,557	Nomura Research Institute Ltd	6,895,857
41,800	Nova Measuring Instruments Ltd(a)	1,107,842
3,095	NVIDIA Corp	869,757
64,600	Obic Co Ltd	6,109,979
889,000	PAX Global Technology Ltd(a)	451,408
65,513	Samsung Electronics Co Ltd	2,741,776
31,396	SAP SE(a)	3,860,561
339,255	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	14,981,501
60,412	Texas Instruments Inc	6,481,603
11,300	Tokyo Electron Ltd(a)	1,557,371
39,800	Ulvac Inc(a)	1,493,897
		117,881,655
Utilities — 1.11%
1,078,900	A2A SpA	1,871,060
1,233,200	Enel SpA	6,303,529

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
571,500	Iberdrola SA	$ 4,197,582
		12,372,171
TOTAL COMMON STOCK — 96.19% (Cost $1,026,459,903)		$1,070,396,191
PREFERRED STOCK
Consumer, Cyclical — 0.72%
240,113	Schaeffler AG(a)	3,062,749
28,000	Volkswagen AG	4,917,152
		7,979,901
Consumer, Non-Cyclical — 1.45%
137,635	Henkel AG & Co KGaA	16,137,789
TOTAL PREFERRED STOCK — 2.17% (Cost $26,967,179)		$ 24,117,690
RIGHTS
Consumer, Cyclical — 0.00%(d)
9,541	Harvey Norman Holdings Ltd(a)	5,517
TOTAL RIGHTS — 0.00%(d) (Cost $7,007)		$ 5,517
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.28%
$14,200,000	Federal Home Loan Bank 1.92%, 10/01/2018	14,198,501
Repurchase Agreements — 1.31%
3,469,355	Undivided interest of 4.21% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $3,469,355 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(e)	3,469,355
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,469,355	Undivided interest of 4.26% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $3,469,355 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(e)	$ 3,469,355
729,448	Undivided interest of 4.61% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc., 2.24%, dated 9/28/18 to be repurchased at $729,448 on 10/1/18 collateralized by U.S. Treasury securities, 3.00%, 9/9/49, with a value of $16,147,874.(e)	729,448
3,469,355	Undivided interest of 4.77% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $3,469,355 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(e)	3,469,355

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,469,355	Undivided interest of 7.21% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $3,469,355 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(e)	$ 3,469,355
		14,606,868
SHORT TERM INVESTMENTS — 2.59% (Cost $28,805,369)		$ 28,805,369
TOTAL INVESTMENTS — 100.95% (Cost $1,082,239,458)		$1,123,324,767
OTHER ASSETS & LIABILITIES, NET — (0.95)%		$ (10,535,914)
TOTAL NET ASSETS — 100.00%		$1,112,788,853
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $22,107,470 and $16,841,013, respectively, representing 1.51% of net assets.
(c)	All or a portion of the security is on loan at September 28, 2018.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At September 28, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	23,662,090	JPY	2,576,465,000	February 22, 2019	$702,731
Counterparty Abbreviations:
BB	Barclays Bank PLC
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Summary of Investments by Country as of September 28, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 250,155,094	22.27%
United Kingdom	164,258,356	14.62
Germany	127,283,526	11.33
France	122,523,369	10.91
Switzerland	109,821,195	9.78
United States	88,597,909	7.89
Netherlands	48,727,687	4.34
Australia	29,899,832	2.66
Spain	28,676,255	2.55
Sweden	25,912,898	2.31
Hong Kong	16,802,504	1.50
Taiwan	14,981,501	1.33
Italy	13,090,739	1.16
Ireland	12,607,626	1.12
Norway	9,706,784	0.86
Canada	9,394,661	0.84
Israel	8,531,324	0.76
Denmark	8,109,388	0.72
Belgium	7,139,914	0.64
Singapore	6,966,913	0.62
Finland	5,857,849	0.52
Bermuda	3,799,280	0.34
South Korea	2,741,776	0.24
Austria	2,434,697	0.22
China	1,911,340	0.17
South Africa	1,726,634	0.15
New Zealand	1,665,716	0.15
Total	$1,123,324,767	100.00%
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 110,570,335	$ 959,825,856	$ —	$ 1,070,396,191
Preferred Stock	—	24,117,690	—	24,117,690
Rights	—	5,517	—	5,517
Short Term Investments	—	28,805,369	—	28,805,369
Total investments, at fair value:	110,570,335	1,012,754,432	0	1,123,324,767
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	702,731	—	702,731
Total Assets	$ 110,570,335	$ 1,013,457,163	$ 0	$ 1,124,027,498
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.
As of September 28, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Consumer, Non-cyclical	$2,922,766
Financial		$825,944
Industrial		1,481,618
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.

September 28, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $24,882,779 in forward contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.28%
33,300	Kronos Worldwide Inc	$ 541,125
9,600	Mercer International Inc	161,280
8,700	OMNOVA Solutions Inc(a)	85,695
72,800	Resolute Forest Products Inc(a)	942,760
15,200	Valhi Inc	34,656
46,500	Verso Paper Corp Class A(a)	1,565,655
		3,331,171
Communications — 6.43%
18,900	Ciena Corp(a)	590,436
32,300	Comtech Telecommunications Corp	1,171,521
8,700	Etsy Inc(a)	447,006
98,600	Gannett Co Inc(b)	986,986
28,200	Intelsat SA(a)	846,000
600	InterDigital Inc	48,000
3,400	Lands' End Inc(a)(b)	59,670
8,600	MSG Networks Inc Class A(a)	221,880
4,000	NETGEAR Inc(a)	251,400
4,100	New Media Investment Group Inc	64,329
17,200	PC-Tel Inc	79,980
59,200	QuinStreet Inc(a)	803,344
4,700	TechTarget Inc(a)	91,274
62,200	Vonage Holdings Corp(a)	880,752
		6,542,578
Consumer, Cyclical — 10.96%
63,900	Abercrombie & Fitch Co Class A	1,349,568
800	BJ's Restaurants Inc	57,760
2,000	Bloomin' Brands Inc	39,580
4,800	Brinker International Inc(b)	224,304
20,000	Chico's FAS Inc	173,400
5,200	Copa Holdings SA Class A	415,168
50,300	Crocs Inc(a)	1,070,887
4,100	Deckers Outdoor Corp(a)	486,178
8,600	Extended Stay America Inc	173,978
41,700	Fossil Group Inc(a)	970,776
7,600	Freshpet Inc(a)	278,920
19,300	H&E Equipment Services Inc	729,154
9,900	Hibbett Sports Inc(a)(b)	186,120
2,500	Johnson Outdoors Inc Class A	232,475
37,800	Meritor Inc(a)	731,808
108,000	National CineMedia Inc(b)	1,143,720
5,900	Penn National Gaming Inc(a)	194,228
1,800	RH (a)(b)	235,818
8,700	Rocky Brands Inc	246,210
25,200	Systemax Inc	830,088
38,700	Tilly's Inc Class A	733,365
1,800	Tower International Inc	54,450
33,100	Town Sports International Holdings Inc(a)	286,315
Shares		Fair Value
Consumer, Cyclical — (continued)
29,900	Vitamin Shoppe Inc(a)(b)	$ 299,000
		11,143,270
Consumer, Non-Cyclical — 14.92%
24,500	Aaron's Inc	1,334,270
2,900	Acorda Therapeutics Inc(a)	56,985
7,200	American Renal Associates Holdings Inc(a)(b)	155,880
15,300	ArQule Inc(a)	86,598
3,300	BioLife Solutions Inc(a)	57,750
800	Boston Beer Co Inc Class A(a)	230,000
3,000	Cal-Maine Foods Inc	144,900
48,200	Cambium Learning Group Inc(a)	570,688
7,900	Cardtronics PLC Class A(a)	249,956
34,000	Care.com Inc(a)	751,740
26,500	CareDx Inc(a)	764,525
38,700	Cerecor Inc(a)	180,729
8,900	Chefs' Warehouse Inc(a)	323,515
5,400	Emergent BioSolutions Inc(a)	355,482
16,100	Enanta Pharmaceuticals Inc(a)	1,375,906
57,600	Endo International PLC(a)	969,408
29,600	Endocyte Inc(a)	525,696
33,700	Ennis Inc	689,165
9,000	FTI Consulting Inc(a)	658,710
15,500	Innoviva Inc(a)(b)	236,220
7,400	K12 Inc(a)	130,980
17,400	Liberty Tax Inc	202,710
2,000	Medifast Inc	443,100
22,400	Myriad Genetics Inc(a)	1,030,400
1,400	National Beverage Corp(a)(b)	163,268
20,900	Natural Grocers by Vitamin Cottage Inc(a)(b)	353,001
4,100	Pacira Pharmaceuticals Inc(a)	201,515
11,100	Pfenex Inc(a)	56,721
5,000	PFSweb Inc(a)	37,000
5,400	Psychemedics Corp	101,574
46,900	Quad Graphics Inc	977,396
1,000	REGENXBIO Inc(a)	75,500
6,900	STAAR Surgical Co(a)	331,200
15,900	Tenet Healthcare Corp(a)	452,514
11,600	Triple-S Management Corp Class B(a)	219,124
9,000	Turning Point Brands Inc	373,140
3,570	Vector Group Ltd(b)	49,195
8,100	Vectrus Inc(a)	252,639
		15,169,100
Energy — 14.78%
4,300	Adams Resources & Energy Inc	182,578
15,300	Arch Coal Inc Class A	1,367,820
9,500	California Resources Corp(a)(b)	461,035
241,500	Denbury Resources Inc(a)	1,497,300
6,900	DMC Global Inc	281,520
68,900	Enphase Energy Inc(a)(b)	334,165
40,700	Evolution Petroleum Corp	449,735

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
3,300	Exterran Corp(a)	$ 87,549
37,700	Hallador Energy Co	234,494
8,800	ION Geophysical Corp(a)	136,840
300	Isramco Inc(a)(b)	36,615
13,700	Matrix Service Co(a)	337,705
4,500	NACCO Industries Inc Class A	147,375
20,300	Ormat Technologies Inc	1,098,433
2,600	Panhandle Oil & Gas Inc Class A	47,970
37,400	Peabody Energy Corp	1,332,936
40,500	Profire Energy Inc(a)(b)	129,195
48,700	Renewable Energy Group Inc(a)	1,402,560
13,700	SEACOR Holdings Inc(a)	676,917
18,200	SolarEdge Technologies Inc(a)(b)	685,230
40,700	SunCoke Energy Inc(a)	472,934
19,800	TerraForm Power Inc Class A	228,690
184,600	W&T Offshore Inc(a)	1,779,544
53,600	Warrior Met Coal Inc	1,449,344
3,300	Whiting Petroleum Corp(a)	175,032
		15,033,516
Financial — 36.25%
3,200	1st Source Corp	168,384
20,400	AG Mortgage Investment Trust Inc REIT	370,872
4,500	Aircastle Ltd	98,595
37,000	American Equity Investment Life Holding Co	1,308,320
112,000	Anworth Mortgage Asset Corp REIT	518,560
9,500	Ares Commercial Real Estate Corp REIT	132,715
24,200	ARMOUR Residential REIT Inc(b)	543,290
17,500	Assured Guaranty Ltd	739,025
1,000	BancFirst Corp	59,950
18,200	Banco Latinoamericano de Comercio Exterior SA	380,744
71,500	Bancorp Inc(a)	685,685
3,300	Bank of Commerce Holdings	40,260
3,100	Bank of Marin Bancorp	260,090
8,300	Bankwell Financial Group Inc	260,288
3,600	Blackstone Mortgage Trust Inc REIT Class A(b)	120,636
4,400	Blucora Inc(a)	177,100
27,600	Boston Private Financial Holdings Inc	376,740
21,600	Braemar Hotels & Resorts Inc REIT	254,232
30,000	BrightSphere Investment Group PLC	372,000
20,400	BRT Apartments Corp REIT	245,616
3,400	C&F Financial Corp	199,750
17,300	CenterState Bank Corp	485,265
18,300	Central Pacific Financial Corp	483,669
17,300	Central Valley Community Bancorp	373,853
Shares		Fair Value
Financial — (continued)
4,700	Century Bancorp Inc Class A	$ 339,575
1,300	Chemung Financial Corp	55,159
3,200	Chimera Investment Corp REIT	58,016
40,000	CNO Financial Group Inc	848,800
20,000	CoreCivic Inc REIT	486,600
5,700	CoreSite Realty Corp REIT	633,498
41,400	DiamondRock Hospitality Co REIT	483,138
36,500	Dime Community Bancshares Inc	651,525
8,300	EastGroup Properties Inc REIT	793,646
1,500	Enterprise Financial Services Corp	79,575
9,000	Essent Group Ltd(a)	398,250
13,200	Federal Agricultural Mortgage Corp Class C	952,776
3,300	FedNat Holding Co	84,084
4,100	Financial Institutions Inc	128,740
13,900	First Busey Corp	431,595
16,400	First Defiance Financial Corp	493,804
13,600	First Financial Northwest Inc	225,352
8,600	First Interstate BancSystem Inc Class A	385,280
15,900	First Merchants Corp	715,341
8,400	First of Long Island Corp	182,700
31,900	Flagstar Bancorp Inc(a)	1,003,893
4,700	FS Bancorp Inc	261,884
13,500	GEO Group Inc REIT	339,660
21,400	Getty Realty Corp REIT	611,184
1,450	Hingham Institution for Savings(b)	318,724
2,800	Home Bancorp Inc	121,744
12,200	Horizon Bancorp	240,950
4,400	Independence Holding Co	157,960
52,000	InfraREIT Inc(a)	1,099,800
9,500	International FCStone Inc(a)	459,040
500	Investors Title Co	83,950
14,100	iStar Inc REIT(b)	157,497
21,600	Lakeland Financial Corp	1,003,968
11,500	MFA Financial Inc REIT	84,525
9,000	National Health Investors Inc REIT	680,310
2,300	Nelnet Inc Class A	131,491
3,700	Northeast Bancorp	80,290
5,300	Northrim BanCorp Inc	220,215
40,000	OFG Bancorp	646,000
4,000	Oritani Financial Corp	62,200
6,000	Pebblebrook Hotel Trust REIT(b)	218,220
30,900	PennyMac Financial Services Inc Class A	645,810
3,300	PennyMac Mortgage Investment Trust REIT	66,792
28,400	Piedmont Office Realty Trust Inc REIT Class A	537,612
2,400	Popular Inc	123,000
15,500	Preferred Apartment Communities Inc REIT Class A	272,490

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,500	PS Business Parks Inc REIT	$ 571,905
38,200	Radian Group Inc	789,594
10,100	Regional Management Corp(a)	291,183
4,200	Republic Bancorp Inc Class A	193,620
29,600	Riverview Bancorp Inc	261,664
1,900	RMR Group Inc Class A	176,320
1,900	S&T Bancorp Inc	82,384
3,000	Shore Bancshares Inc	53,460
35,600	Summit Hotel Properties Inc REIT	481,668
17,900	Sunstone Hotel Investors Inc REIT	292,844
30,900	TCF Financial Corp	735,729
70,400	Third Point Reinsurance Ltd(a)	915,200
2,000	Timberland Bancorp Inc	62,480
5,900	Tiptree Inc	38,645
9,000	Two River Bancorp	156,060
4,100	UMB Financial Corp	290,690
3,500	Umpqua Holdings Corp	72,800
14,500	United Community Banks Inc	404,405
37,300	Universal Insurance Holdings Inc	1,810,915
2,900	Valley National Bancorp	32,625
8,500	Walker & Dunlop Inc	449,480
5,300	Washington Federal Inc	169,600
4,300	Washington Trust Bancorp Inc	237,790
16,900	West Bancorporation Inc(b)	397,150
49,900	Xenia Hotels & Resorts Inc REIT	1,182,630
		36,863,143
Industrial — 7.50%
2,500	Advanced Drainage Systems Inc	77,250
19,200	ArcBest Corp	932,160
7,900	Bel Fuse Inc Class B	209,350
21,200	Control4 Corp(a)	727,796
39,000	Electro Scientific Industries Inc(a)	680,550
14,400	Fluidigm Corp(a)	107,856
6,000	General Finance Corp(a)	95,700
35,100	Harsco Corp(a)	1,002,105
13,600	Heritage-Crystal Clean Inc(a)	290,360
8,900	IntriCon Corp(a)	500,180
13,200	LB Foster Co Class A(a)	271,260
9,500	Louisiana-Pacific Corp	251,655
11,800	Myers Industries Inc	274,350
30,600	Stoneridge Inc(a)	909,432
3,100	Sturm Ruger & Co Inc(b)	214,055
16,600	Turtle Beach Corp(a)(b)	331,004
10,300	USA Truck Inc(a)	208,369
36,700	ZAGG Inc(a)	541,325
		7,624,757
Technology — 0.88%
2,800	Immersion Corp(a)	29,596
Shares		Fair Value
Technology — (continued)
42,300	UNISYS Corp(a)(b)	$ 862,920
		892,516
Utilities — 1.76%
2,100	Black Hills Corp(b)	121,989
6,200	El Paso Electric Co	354,640
2,500	MDU Resources Group Inc	64,225
1,700	NorthWestern Corp	99,722
7,300	PNM Resources Inc	287,985
18,900	Portland General Electric Co	862,029
		1,790,590
TOTAL COMMON STOCK — 96.76% (Cost $86,236,595)		$ 98,390,641
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.05%
$3,100,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	3,099,652
U.S. Treasury Bonds and Notes — 0.21%
215,000	U.S. Treasury Bills(c) 2.28%, 03/14/2019	212,754
Repurchase Agreements — 4.85%
1,172,699	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $1,172,699 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(d)	1,172,699
1,172,699	Undivided interest of 1.44% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $1,172,699 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(d)	1,172,699

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 246,567	Undivided interest of 1.56% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $246,567 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(d)	$ 246,567
1,172,699	Undivided interest of 1.61% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $1,172,699 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(d)	1,172,699
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,172,699	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $1,172,699 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(d)	$ 1,172,699
		4,937,363
SHORT TERM INVESTMENTS — 8.11% (Cost $8,249,769)		$ 8,249,769
TOTAL INVESTMENTS — 104.87% (Cost $94,486,364)		$106,640,410
OTHER ASSETS & LIABILITIES, NET — (4.87)%		$ (4,952,401)
TOTAL NET ASSETS — 100.00%		$101,688,009

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	39	3,316,560	December 2018	$(36,912)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 98,390,641	$ —	$ —	$ 98,390,641
Short Term Investments	—	8,249,769	—	8,249,769
Total Assets	$ 98,390,641	$ 8,249,769	$ 0	$ 106,640,410
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (36,912)	$ —	$ —	$ (36,912)
Total Liabilities	$ (36,912)	$ 0	$ 0	$ (36,912)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 23 futures contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.06%
38,195	International Flavors & Fragrances Inc	$ 5,313,688
8,055	Sherwin-Williams Co	3,666,717
		8,980,405
Communications — 15.22%
37,094	Alphabet Inc Class C(a)	44,270,576
13,068	Amazon.com Inc(a)	26,175,204
7,322	Booking Holdings Inc(a)	14,526,848
87,997	CDW Corp	7,824,693
34,830	Facebook Inc Class A(a)	5,728,142
20,817	GrubHub Inc(a)	2,885,653
65,053	Match Group Inc(a)(b)	3,767,219
12,094	MercadoLibre Inc	4,117,644
31,956	Netflix Inc(a)	11,955,698
14,411	Shopify Inc Class A(a)(b)	2,370,033
12,780	Trade Desk Inc Class A(a)(b)	1,928,630
62,216	Twitter Inc(a)	1,770,667
10,738	Wayfair Inc Class A(a)	1,585,681
		128,906,688
Consumer, Cyclical — 9.78%
8,457	Delta Air Lines Inc	489,068
160,946	Home Depot Inc	33,339,964
30,694	Lululemon Athletica Inc(a)	4,987,468
25,993	O'Reilly Automotive Inc(a)	9,027,889
197,290	Ross Stores Inc	19,551,439
40,018	Southwest Airlines Co	2,499,124
65,672	Starbucks Corp	3,732,796
4,893	Tesla Inc(a)(b)	1,295,520
39,017	Tractor Supply Co	3,545,865
46,714	Walmart Inc	4,386,912
		82,856,045
Consumer, Non-Cyclical — 27.10%
6,858	ABIOMED Inc(a)	3,084,385
10,457	Alnylam Pharmaceuticals Inc(a)	915,197
30,438	Becton Dickinson & Co	7,944,318
5,641	Biogen Inc(a)	1,993,022
182,147	Boston Scientific Corp(a)	7,012,659
107,736	Colgate-Palmolive Co	7,212,925
17,903	Constellation Brands Inc Class A	3,860,245
22,676	Cooper Cos Inc	6,284,653
8,046	Costar Group Inc(a)	3,386,079
34,898	DexCom Inc(a)	4,991,810
68,781	Ecolab Inc	10,783,485
27,224	Edwards Lifesciences Corp(a)	4,739,698
7,365	Elanco Animal Health Inc(a)	256,965
49,884	Estee Lauder Cos Inc Class A	7,249,143
128,353	Gilead Sciences Inc	9,910,135
14,388	Illumina Inc(a)	5,281,259
25,184	Intuitive Surgical Inc(a)	14,455,616
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
76,919	Johnson & Johnson	$ 10,627,898
28,629	Laboratory Corp of America Holdings(a)	4,972,285
98,840	Medtronic PLC	9,722,891
59,317	Monster Beverage Corp(a)	3,456,995
210,917	PayPal Holdings Inc(a)	18,526,949
126,432	PepsiCo Inc	14,135,097
488	Regeneron Pharmaceuticals Inc(a)	197,171
42,229	S&P Global Inc	8,251,124
40,165	Square Inc Class A(a)	3,976,737
75,084	Thermo Fisher Scientific Inc	18,326,503
21,476	United Rentals Inc(a)	3,513,474
44,717	UnitedHealth Group Inc	11,896,511
26,882	Vertex Pharmaceuticals Inc(a)	5,181,237
66,299	Worldpay Inc Class A(a)	6,714,100
116,693	Zoetis Inc	10,684,411
		229,544,977
Energy — 0.50%
188,556	Cabot Oil & Gas Corp	4,246,281
Financial — 12.06%
303,673	Charles Schwab Corp	14,925,528
5,937	Equinix Inc REIT	2,570,068
242,420	Intercontinental Exchange Inc	18,154,834
145,817	Marsh & McLennan Cos Inc	12,061,982
173,172	MasterCard Inc Class A	38,549,819
50,135	Morgan Stanley	2,334,787
8,679	SVB Financial Group(a)	2,697,694
72,380	Visa Inc Class A	10,863,514
		102,158,226
Industrial — 7.75%
62,882	Amphenol Corp Class A	5,912,166
25,394	Boeing Co	9,444,029
115,234	Emerson Electric Co	8,824,620
24,585	Honeywell International Inc	4,090,944
134,374	Masco Corp	4,918,088
8,065	Northrop Grumman Corp	2,559,589
58,787	Raytheon Co	12,148,921
14,717	Rockwell Automation Inc	2,759,732
22,449	Roper Technologies Inc	6,649,618
57,152	Stanley Black & Decker Inc	8,369,339
		65,677,046
Technology — 24.67%
68,755	Accenture PLC Class A	11,702,101
98,798	Activision Blizzard Inc	8,219,006
59,606	Adobe Systems Inc(a)	16,090,640
53,274	Advanced Micro Devices Inc(a)(b)	1,645,634
270,201	Apple Inc	60,995,174
97,508	Applied Materials Inc	3,768,684

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
20,229	Atlassian Corp PLC Class A(a)	$ 1,944,816
31,934	Broadcom Inc	7,879,076
96,610	Cognizant Technology Solutions Corp Class A	7,453,461
94,829	Electronic Arts Inc(a)	11,425,946
407,057	Microsoft Corp	46,555,109
37,129	NVIDIA Corp	10,433,992
67,383	salesforce.com Inc(a)	10,715,918
51,746	ServiceNow Inc(a)	10,123,070
		208,952,627
TOTAL COMMON STOCK — 98.14% (Cost $573,176,954)		$831,322,295
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.14%
$18,100,000	Federal Home Loan Bank 1.92%, 10/01/2018	18,098,089
Repurchase Agreements — 0.94%
1,889,244	Undivided interest of 2.29% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $1,889,244 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	1,889,244
1,889,244	Undivided interest of 2.32% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $1,889,244 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	1,889,244
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 397,353	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $397,353 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(c)	$ 397,353
1,889,244	Undivided interest of 2.60% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $1,889,244 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	1,889,244
1,889,244	Undivided interest of 3.92% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $1,889,244 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(c)	1,889,244
		7,954,329
SHORT TERM INVESTMENTS — 3.08% (Cost $26,052,418)		$ 26,052,418
TOTAL INVESTMENTS — 101.22% (Cost $599,229,372)		$857,374,713
OTHER ASSETS & LIABILITIES, NET — (1.22)%		$ (10,339,417)
TOTAL NET ASSETS — 100.00%		$847,035,296

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 831,322,295	$ —	$ —	$ 831,322,295
Short Term Investments	—	26,052,418	—	26,052,418
Total Assets	$ 831,322,295	$ 26,052,418	$ 0	$ 857,374,713
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.22%
78,057	AdvanSix Inc(a)	$ 2,650,035
21,256	Ashland Global Holdings Inc	1,782,528
30,028	Cabot Corp	1,883,356
26,902	Ingevity Corp(a)	2,740,776
27,392	Minerals Technologies Inc	1,851,699
13,556	Rogers Corp(a)	1,997,070
28,773	Versum Materials Inc	1,036,116
25,070	WR Grace & Co	1,791,502
		15,733,082
Communications — 3.86%
51,724	GCI Liberty Inc Class A(a)	2,637,924
181,626	Gray Television Inc(a)	3,178,455
6,017	IAC/InterActiveCorp (a)	1,304,004
30,396	John Wiley & Sons Inc Class A	1,841,998
10,849	LogMeIn Inc	966,646
149,813	Viavi Solutions Inc(a)	1,698,879
		11,627,906
Consumer, Cyclical — 8.60%
35,837	Altra Industrial Motion Corp(b)	1,480,068
36,288	Big Lots Inc(b)	1,516,476
58,068	Cannae Holdings Inc(a)	1,216,525
11,883	Churchill Downs Inc	3,299,909
69,337	Cooper Tire & Rubber Co(b)	1,962,237
16,344	Core-Mark Holding Co Inc	555,042
5,655	Cracker Barrel Old Country Store Inc(b)	832,020
28,954	Fox Factory Holding Corp(a)	2,028,228
15,407	Genesco Inc(a)	725,670
64,805	KAR Auction Services Inc	3,868,210
70,914	Kimball International Inc Class B	1,187,810
24,443	Marriott Vacations Worldwide Corp	2,731,505
38,001	Methode Electronics Inc	1,375,636
46,878	Sally Beauty Holdings Inc(a)(b)	862,086
19,348	WABCO Holdings Inc(a)	2,281,903
		25,923,325
Consumer, Non-Cyclical — 17.29%
34,294	Aaron's Inc	1,867,651
22,641	Adtalem Global Education Inc(a)	1,091,296
39,357	AMN Healthcare Services Inc(a)	2,152,828
44,521	Avanos Medical Inc(a)	3,049,689
40,598	Cambrex Corp(a)	2,776,903
54,432	Catalent Inc(a)	2,479,378
151,403	Cott Corp	2,445,158
49,326	Darling Ingredients Inc(a)	952,978
43,737	Emerald Expositions Events Inc	720,786
33,860	Euronet Worldwide Inc(a)	3,393,449
16,668	Helen of Troy Ltd(a)	2,181,841
21,353	Insperity Inc	2,518,586
15,299	J&J Snack Foods Corp	2,308,466
53,742	Korn/Ferry International	2,646,256
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
55,076	LSC Communications Inc(b)	$ 609,141
131,418	Nomad Foods Ltd(a)	2,662,529
23,093	Post Holdings Inc(a)	2,264,038
54,295	Prestige Consumer Healthcare Inc(a)(b)	2,057,238
30,661	Quidel Corp(a)	1,998,177
37,334	ServiceMaster Global Holdings Inc(a)	2,315,828
151,260	SunOpta Inc(a)	1,111,761
71,455	Varex Imaging Corp(a)	2,047,900
56,060	Viad Corp	3,321,555
15,779	WEX Inc(a)	3,167,792
		52,141,224
Diversified — 0.55%
22,328	Spectrum Brands Holdings Inc	1,668,348
Energy — 5.57%
53,738	Apergy Corp(a)	2,340,827
1,487	Arch Coal Inc Class A	132,938
88,726	C&J Energy Services Inc(a)	1,845,501
106,981	Gulfport Energy Corp(a)	1,113,672
22,388	KLX Energy Services Holdings Inc(a)	716,640
22,809	Natural Gas Services Group Inc(a)	481,270
41,444	NextEra Energy Partners LP	2,010,034
46,413	Oil States International Inc(a)	1,540,912
143,176	QEP Resources Inc(a)	1,620,752
189,563	SRC Energy Inc(a)	1,685,215
69,784	TPI Composites Inc(a)	1,992,333
70,427	US Silica Holdings Inc(b)	1,326,141
		16,806,235
Financial — 31.32%
37,644	American Campus Communities Inc REIT	1,549,427
75,520	BancorpSouth Bank	2,469,504
31,170	Bank OZK	1,183,213
59,859	Bryn Mawr Bank Corp	2,807,387
27,053	Carolina Financial Corp	1,020,439
70,850	Cathay General Bancorp	2,936,024
90,360	CenterState Bank Corp	2,534,598
54,877	Chemical Financial Corp	2,930,432
45,856	CorePoint Lodging Inc REIT	891,899
94,322	CubeSmart REIT	2,691,007
115,831	CVB Financial Corp	2,585,348
33,482	CyrusOne Inc REIT	2,122,759
72,833	Employers Holdings Inc	3,299,335
20,919	Federal Agricultural Mortgage Corp Class C	1,509,933
41,542	First American Financial Corp	2,143,152
87,561	First Financial Bancorp	2,600,562
34,602	First Financial Bankshares Inc(b)	2,044,978
64,984	Hercules Capital Inc	855,189

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
60,401	Hersha Hospitality Trust REIT	$ 1,369,291
113,958	Home BancShares Inc	2,495,680
34,433	IBERIABANK Corp	2,801,125
176,138	iStar Inc REIT(b)	1,967,461
60,978	JBG SMITH Properties REIT	2,245,820
23,009	LCI Industries	1,905,145
20,127	Meta Financial Group Inc	1,663,497
31,118	National Retail Properties Inc REIT	1,394,709
76,356	OceanFirst Financial Corp	2,078,410
52,508	PacWest Bancorp	2,502,006
36,631	Pinnacle Financial Partners Inc	2,203,355
71,863	Popular Inc	3,682,979
59,799	PRA Group Inc(a)	2,152,764
39,892	ProAssurance Corp	1,872,929
42,928	Prosperity Bancshares Inc	2,977,057
18,714	Reinsurance Group of America Inc	2,705,296
171,478	Retail Opportunity Investments Corp REIT	3,201,494
63,863	Rexford Industrial Realty Inc REIT	2,041,061
48,739	Sabra Health Care Inc REIT	1,126,846
15,507	Signature Bank	1,780,824
18,781	Stewart Information Services Corp	845,333
46,089	Stifel Financial Corp	2,362,522
29,126	Texas Capital Bancshares Inc(a)	2,407,264
83,641	Triumph Bancorp Inc(a)	3,195,086
38,857	Wintrust Financial Corp	3,300,514
		94,453,654
Industrial — 15.79%
77,394	Aerojet Rocketdyne Holdings Inc(a)(b)	2,630,622
14,842	Alamo Group Inc	1,359,676
9,969	Albany International Corp Class A	792,536
38,650	Armstrong World Industries Inc(a)	2,690,040
30,975	Belden Inc(b)	2,211,925
37,979	BWX Technologies Inc	2,375,207
32,618	Clean Harbors Inc(a)	2,334,796
57,611	Columbus McKinnon Corp	2,277,939
27,791	EnPro Industries Inc	2,026,798
61,144	Evoqua Water Technologies Corp(a)	1,087,140
24,715	Genesee & Wyoming Inc Class A(a)	2,248,818
32,321	Haynes International Inc	1,147,395
32,767	II-VI Inc(a)	1,549,879
19,550	John Bean Technologies Corp	2,332,315
7,990	Kadant Inc	861,722
24,768	Kimball Electronics Inc(a)	486,691
16,806	Kirby Corp(a)	1,382,293
22,419	Littelfuse Inc	4,436,496
22,287	Masonite International Corp(a)	1,428,597
23,582	MYR Group Inc(a)	769,716
Shares		Fair Value
Industrial — (continued)
15,658	Old Dominion Freight Line Inc	$ 2,525,009
57,612	Raven Industries Inc	2,635,749
11,169	RBC Bearings Inc(a)	1,679,371
24,856	Standex International Corp	2,591,238
13,278	US Concrete Inc(a)(b)	608,796
55,384	Vishay Intertechnology Inc	1,127,064
		47,597,828
Technology — 8.10%
30,402	Advanced Energy Industries Inc(a)	1,570,263
34,719	CommVault Systems Inc(a)	2,430,330
118,228	Conduent Inc(a)	2,662,495
43,816	Cray Inc(a)	942,044
28,457	CSG Systems International Inc	1,142,264
91,492	Digi International Inc(a)	1,230,567
99,069	Donnelley Financial Solutions Inc(a)	1,775,317
44,539	Genpact Ltd	1,363,338
38,961	Mellanox Technologies Ltd(a)	2,861,685
104,410	Perspecta Inc	2,685,425
30,423	Semtech Corp(a)	1,691,519
105,536	TiVo Corp	1,313,923
77,105	Ultra Clean Holdings Inc(a)	967,668
35,657	Verint Systems Inc(a)	1,786,416
		24,423,254
Utilities — 1.98%
46,576	ALLETE Inc	3,493,666
42,038	NorthWestern Corp	2,465,949
		5,959,615
TOTAL COMMON STOCK — 98.28% (Cost $233,249,863)		$296,334,471

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.55%
$7,700,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	$ 7,699,136
Repurchase Agreements — 3.00%
2,144,614	Undivided interest of 2.60% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $2,144,614 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	2,144,614
2,144,614	Undivided interest of 2.63% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $2,144,614 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	2,144,614
450,959	Undivided interest of 2.85% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc., 2.24%, dated 9/28/18 to be repurchased at $450,959 on 10/1/18 collateralized by U.S. Treasury securities, 3.00%, 9/9/49, with a value of $16,147,874.(c)	450,959
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,144,614	Undivided interest of 2.95% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $2,144,614 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	$ 2,144,614
2,144,614	Undivided interest of 6.63% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $2,144,614 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(c)	2,144,614
		9,029,415
SHORT TERM INVESTMENTS — 5.55% (Cost $16,728,551)		$ 16,728,551
TOTAL INVESTMENTS — 103.83% (Cost $249,978,414)		$313,063,022
OTHER ASSETS & LIABILITIES, NET — (3.83)%		$ (11,537,945)
TOTAL NET ASSETS — 100.00%		$301,525,077

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 28, 2018

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 296,334,471	$ —	$ —	$ 296,334,471
Short Term Investments	—	16,728,551	—	16,728,551
Total Assets	$ 296,334,471	$ 16,728,551	$ 0	$ 313,063,022
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.25%
48,096	Axalta Coating Systems Ltd(a)	$ 1,402,479
48,357	CF Industries Holdings Inc	2,632,555
3,762	Domtar Corp	196,264
430,473	Freeport-McMoRan Inc	5,992,184
100,157	Huntsman Corp	2,727,275
25,941	International Paper Co	1,275,000
109,885	Nucor Corp	6,972,203
9,041	Reliance Steel & Aluminum Co	771,107
761	Sherwin-Williams Co	346,415
77,068	Steel Dynamics Inc	3,482,703
		25,798,185
Communications — 4.90%
123,971	Comcast Corp Class A	4,389,813
41,922	EchoStar Corp Class A(a)	1,943,923
170,789	Juniper Networks Inc	5,118,546
320,467	News Corp Class A	4,226,960
19,776	Palo Alto Networks Inc(a)	4,454,742
138,499	Symantec Corp	2,947,259
18,602	Telephone & Data Systems Inc	566,059
180,622	Viacom Inc Class B	6,097,798
		29,745,100
Consumer, Cyclical — 9.68%
6,096	AutoZone Inc(a)	4,728,667
79,140	Best Buy Co Inc	6,280,550
2,915	Carnival Corp	185,890
48,801	Cinemark Holdings Inc	1,961,800
39,646	Darden Restaurants Inc	4,408,239
7,252	Delta Air Lines Inc	419,383
6,107	Dick's Sporting Goods Inc	216,676
35,385	Dolby Laboratories Inc Class A	2,475,889
121,681	DR Horton Inc	5,132,505
23,168	Foot Locker Inc	1,181,105
71,651	General Motors Co	2,412,489
165,189	Goodyear Tire & Rubber Co	3,863,771
23,619	JetBlue Airways Corp(a)	457,264
55,138	L Brands Inc	1,670,681
5,538	Lear Corp	803,010
20,474	Macy's Inc	711,062
165,744	PulteGroup Inc	4,105,479
11,666	Ralph Lauren Corp	1,604,658
43,523	Thor Industries Inc(b)	3,642,875
47,880	United Continental Holdings Inc(a)	4,264,193
66,565	WESCO International Inc(a)	4,090,419
31,063	Whirlpool Corp	3,688,731
13,650	Yum China Holdings Inc	479,252
		58,784,588
Consumer, Non-Cyclical — 14.15%
49,116	AbbVie Inc	4,645,391
1,164	ABIOMED Inc(a)	523,509
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,055	Allergan PLC	$ 4,581,997
12,703	Biogen Inc(a)	4,488,097
3,664	Bio-Rad Laboratories Inc Class A(a)	1,146,795
24,693	Bright Horizons Family Solutions Inc(a)	2,909,823
7,199	Bristol-Myers Squibb Co	446,914
22,550	Bruker Corp	754,298
169,045	Conagra Brands Inc	5,742,459
25,764	DaVita Inc(a)	1,845,475
30,063	Gilead Sciences Inc	2,321,164
1,170	Graham Holdings Co Class B	677,781
171,883	H&R Block Inc	4,425,987
45,211	Hill-Rom Holdings Inc	4,267,918
18,587	IDEXX Laboratories Inc(a)	4,640,431
41,540	IHS Markit Ltd(a)	2,241,498
40,132	Ingredion Inc	4,212,255
1,236	Jazz Pharmaceuticals PLC(a)	207,809
32,037	Johnson & Johnson	4,426,552
3,703	Kroger Co	107,794
61,047	ManpowerGroup Inc	5,247,600
5,065	Molina Healthcare Inc(a)	753,166
16,147	Molson Coors Brewing Co Class B	993,041
61,090	Mylan NV(a)	2,235,894
26,200	Perrigo Co PLC	1,854,960
2,483	S&P Global Inc	485,153
49,807	Service Corp International	2,201,469
25,432	Tyson Foods Inc Class A	1,513,967
40,577	Universal Health Services Inc Class B	5,187,364
129,600	US Foods Holding Corp(a)	3,994,272
10,292	Vertex Pharmaceuticals Inc(a)	1,983,680
15,329	WellCare Health Plans Inc(a)	4,912,791
		85,977,304
Energy — 8.56%
276,763	CNX Resources Corp(a)	3,960,479
57,870	ConocoPhillips	4,479,138
43,242	Continental Resources Inc(a)	2,952,564
93,339	Devon Energy Corp	3,727,960
93,882	Halliburton Co	3,805,037
42,017	Helmerich & Payne Inc	2,889,509
84,308	HollyFrontier Corp	5,893,129
206,720	Marathon Oil Corp	4,812,442
53,442	Marathon Petroleum Corp	4,273,757
78,840	PBF Energy Inc Class A	3,934,904
39,268	Phillips 66	4,426,289
38,382	Valero Energy Corp	4,365,952
47,453	Whiting Petroleum Corp(a)	2,516,907
		52,038,067
Financial — 32.23%
31,201	Alexandria Real Estate Equities Inc REIT	3,924,774
44,602	Allstate Corp	4,402,218

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
218,000	Ally Financial Inc	$ 5,766,100
20,324	American Financial Group Inc	2,255,354
220,957	American Homes 4 Rent REIT Class A	4,836,749
120,203	Apartment Investment & Management Co REIT Class A	5,304,558
254,657	Apple Hospitality Inc REIT	4,453,951
187,684	Arch Capital Group Ltd(a)	5,594,860
120,477	Assured Guaranty Ltd	5,087,744
16,917	BGC Partners Inc Class A	199,959
21,441	Boston Properties Inc REIT	2,639,173
76,273	Brighthouse Financial Inc(a)	3,374,318
19,076	Camden Property Trust REIT	1,784,941
10,660	Citigroup Inc	764,748
174,597	Citizens Financial Group Inc	6,734,206
69,035	Comerica Inc	6,226,957
28,414	Douglas Emmett Inc REIT	1,071,776
202,638	Duke Realty Corp REIT	5,748,840
7,506	East West Bancorp Inc	453,137
268,966	Empire State Realty Trust Inc REIT Class A	4,467,525
89,178	Equity Residential REIT	5,908,934
62,595	Fidelity National Financial Inc	2,463,113
143,084	Fifth Third Bancorp	3,994,905
91,085	First American Financial Corp	4,699,075
5,604	First Citizens BancShares Inc	2,534,577
7,238	First Hawaiian Inc	196,584
26,670	FNB Corp	339,242
18,048	Healthcare Trust of America Inc REIT Class A	481,340
46,783	Highwoods Properties Inc REIT	2,210,965
170,913	Hospitality Properties Trust REIT	4,929,131
310,494	Host Hotels & Resorts Inc REIT	6,551,424
215,744	Jefferies Financial Group Inc	4,737,738
307,572	Kimco Realty Corp REIT	5,148,755
42,233	Lamar Advertising Co REIT Class A	3,285,727
56,965	Mid-America Apartment Communities Inc REIT	5,706,754
54,930	Old Republic International Corp	1,229,333
103,491	PacWest Bancorp	4,931,346
94,615	Paramount Group Inc REIT	1,427,740
58,269	Park Hotels & Resorts Inc REIT	1,912,389
64,706	Progressive Corp	4,596,714
2,401	Reinsurance Group of America Inc	347,089
237,382	Retail Properties of America Inc REIT Class A	2,893,687
16,512	Signature Bank	1,896,238
447,199	Spirit Realty Capital Inc REIT	3,604,424
102,002	STORE Capital Corp REIT	2,834,636
53,831	Sun Communities Inc REIT	5,466,000
Shares		Fair Value
Financial — (continued)
12,751	SVB Financial Group(a)	$ 3,963,393
123,098	Synchrony Financial	3,825,886
68,325	Synovus Financial Corp	3,128,602
59,967	Torchmark Corp	5,198,539
10,041	UDR Inc REIT	405,958
104,725	Unum Group	4,091,606
24,047	Ventas Inc REIT	1,307,676
88,920	VEREIT Inc REIT	645,559
105,553	Voya Financial Inc	5,242,818
69,515	Western Alliance Bancorp(a)	3,954,708
4,958	White Mountains Insurance Group Ltd	4,640,044
		195,824,537
Industrial — 10.18%
156,134	AECOM (a)	5,099,336
43,337	Agilent Technologies Inc	3,056,992
78,919	AMETEK Inc	6,244,071
63,383	FLIR Systems Inc	3,896,153
10,967	Huntington Ingalls Industries Inc	2,808,429
11,874	IDEX Corp	1,788,937
41,602	Ingersoll-Rand PLC	4,255,885
3,899	Lennox International Inc	851,542
34,084	National Instruments Corp	1,647,280
13,535	Owens Corning	734,544
53,215	Owens-Illinois Inc(a)	999,910
37,997	Parker-Hannifin Corp	6,988,788
123,423	Pentair PLC	5,350,387
27,847	Republic Services Inc	2,023,363
19,353	Snap-on Inc	3,553,211
13,161	Teledyne Technologies Inc(a)	3,246,555
19,722	Terex Corp	787,105
65,940	Trinity Industries Inc	2,416,042
113,734	Westrock Co	6,077,945
		61,826,475
Technology — 3.41%
2,894	Amdocs Ltd	190,946
63,219	Analog Devices Inc	5,845,229
17,140	Citrix Systems Inc(a)	1,905,282
20,556	Intuit Inc	4,674,434
25,374	Lam Research Corp	3,849,236
4,657	ServiceNow Inc(a)	911,049
27,424	Splunk Inc(a)	3,315,836
		20,692,012
Utilities — 8.62%
228,271	AES Corp	3,195,794
98,769	Ameren Corp	6,244,176
218,214	CenterPoint Energy Inc	6,033,617
127,475	CMS Energy Corp	6,246,275
63,565	DTE Energy Co	6,936,849
31,481	MDU Resources Group Inc	808,747

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
139,828	NRG Energy Inc	$ 5,229,567
147,748	OGE Energy Corp	5,366,207
22,017	PPL Corp	644,217
105,875	UGI Corp	5,873,945
122,922	Xcel Energy Inc	5,803,148
		52,382,542
TOTAL COMMON STOCK — 95.98% (Cost $558,644,861)		$583,068,810
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.62%
$895,457	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $895,457 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	895,457
895,457	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $895,457 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	895,457
188,285	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $188,285 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(c)	188,285
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$895,457	Undivided interest of 1.23% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $895,457 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	$ 895,457
895,457	Undivided interest of 1.86% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $895,457 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(c)	895,457
SHORT TERM INVESTMENTS — 0.62% (Cost $3,770,113)		$ 3,770,113
TOTAL INVESTMENTS — 96.60% (Cost $562,414,974)		$586,838,923
OTHER ASSETS & LIABILITIES, NET — 3.40%		$ 20,673,166
TOTAL NET ASSETS — 100.00%		$607,512,089

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	41	8,303,320	December 2018	$(36,490)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 583,068,810	$ —	$ —	$ 583,068,810
Short Term Investments	—	3,770,113	—	3,770,113
Total Assets	$ 583,068,810	$ 3,770,113	$ 0	$ 586,838,923
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (36,490)	$ —	$ —	$ (36,490)
Total Liabilities	$ (36,490)	$ 0	$ 0	$ (36,490)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 21 futures contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.58%
$ 1,385,000	Ajax Mortgage Loan Trust(b)(c) Series 2018-C Class A 4.36%, 09/25/2065	$ 1,385,000
1,390,000	American Credit Acceptance Receivables Trust(b) Series 2018-3 Class C 3.75%, 10/15/2024	1,389,875
1,016,262	Arbys Funding LLC(b) Series 2015-1A Class A2 4.97%, 10/30/2045	1,023,356
	Bayview Opportunity Master Fund IV Trust(b)(c)
	Series 2017-SPL4 Class A
286,068	3.50%, 01/28/2055	284,150
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057	375,262
3,500,000	Citibank Credit Card Issuance Trust Series 2018-A1 Class A1 2.49%, 01/20/2023	3,451,292
1,560,000	Consumer Loan Underlying Bond Credit Trust(b) Series 2018-P2 Class A 3.47%, 10/15/2025	1,558,537
1,750,000	CSMC Trust(b) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,743,700
1,495,750	DB Master Finance LLC(b) Series 2015-1A Class A2II 3.98%, 02/20/2045	1,495,959
1,390,000	Drive Auto Receivables Trust Series 2018-4 Class D 4.09%, 01/15/2026	1,394,194
3,536,798	Exeter Automobile Receivables Trust(b) Series 2018-3A Class A 2.90%, 01/18/2022	3,534,802
1,394,680	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	1,382,806
1,040,000	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	1,038,721
	Hertz Vehicle Financing II LP(b)
	Series 2015-3A Class A
1,500,000	2.67%, 09/25/2021	1,473,298
	Series 2016-4A Class A
3,500,000	2.65%, 07/25/2022	3,399,620
1,390,000	Hilton Grand Vacations Trust(b) Series 2018-AA Class A 3.54%, 02/25/2032	1,389,366
1,288,000	HOA Funding LLC(b) Series 2014-1A Class A2 4.85%, 08/20/2044	1,272,377
3,500,000	Master Credit Card Trust II(b) Series 2017-1A Class A 2.26%, 07/21/2021	3,463,471
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,305,779	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	$ 1,263,133
3,159,860	New Residential Mortgage LLC(b)(c) Series 2018-1A Class A1A 4.00%, 12/25/2057	3,174,036
1,040,000	OnDeck Asset Securitization Trust LLC(b) Series 2018-1A Class A 3.50%, 04/18/2022	1,036,958
1,215,000	Prestige Auto Receivables Trust(b)(c) Series 2018-1A Class D 4.14%, 10/15/2024	1,214,745
	Pretium Mortgage Credit Partners LLC(b)
	Series 2017-NPL5 Class A1
692,648	3.33%, 12/30/2032(c)	688,910
	Series 2018-NPL1 Class A1
679,578	3.38%, 01/27/2033(d)	672,797
2,600,000	Progress Residential Trust(b) Series 2018-SFR1 Class B 3.48%, 03/17/2035	2,552,872
1,189,500	TGIF Funding LLC(b) Series 2017-1A Class A2 6.20%, 04/30/2047	1,189,988
	Towd Point Mortgage Trust(b)(c)
	Series 2016-3 Class A1
250,253	2.25%, 04/25/2056	244,185
	Series 2016-4 Class A2
1,750,000	3.00%, 07/25/2056	1,676,209
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056	929,449
945,577	VOLT LX LLC(b)(d) Series 2017-NPL7 Class A1 3.25%, 06/25/2047	939,294
975,401	VOLT LXII LLC(b)(d) Series 2017-NPL9 Class A1 3.13%, 09/25/2047	963,751
965,538	VOLT LXIII LLC(b)(d) Series 2017-NP10 Class A1 3.00%, 10/25/2047	954,746
1,735,000	VOLT LXX LLC(b)(d) Series 2018-NPL6 Class A1A 4.11%, 09/25/2048	1,734,374
1,325,000	Westlake Automobile Receivables Trust(b) Series 2018-3A Class D 4.00%, 10/16/2023	1,324,734

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
TOTAL ASSET-BACKED SECURITIES — 7.58% (Cost $51,678,237)		$ 51,615,967
BANK LOANS
$ 500,000	Advantage Sales & Marketing Inc(e) 5.49%, 07/23/2021 1-mo. LIBOR + 3.25%	$ 460,375
570,000	Affinity Gaming LLC(e) 5.49%, 07/03/2023 1-mo. LIBOR + 3.25%	567,506
520,000	AHP Health Partners Inc(e) 6.76%, 06/30/2025 1-mo. LIBOR + 4.50%	525,850
680,000	Albertson's LLC(e)(f) 5.15%, 08/25/2021 1-mo. LIBOR + 2.75%	680,510
90,000	Altra Industrial Motion Corp(e)(f) 4.26%, 09/26/2025 1-mo. LIBOR + 2.00%	90,169
1,045,000	American Builders & Contractors Supply Co Inc(e)(f) 4.40%, 10/31/2023 1-mo. LIBOR + 2.00%	1,041,794
665,000	CCS CMGC Holdings Inc(e)(f) 7.87%, 09/25/2025 3-mo. LIBOR + 5.50%	665,000
1,260,000	Centurylink Inc(e) 4.99%, 01/31/2025 1-mo. LIBOR + 2.75%	1,251,075
365,000	Change Healthcare Holdings LLC(e)(f) 5.07%, 03/01/2024 3-mo. LIBOR + 2.75%	366,065
1,075,000	Crown Finance US(e) 4.74%, 02/28/2025 1-mo. LIBOR + 2.50%	1,073,059
999,949	Ditech Holding Corp(e) 8.24%, 06/30/2022 1-mo. LIBOR + 6.00%	940,577
868,675	Enterprise Merger Sub(e) 6.14%, 09/27/2025 3-mo. LIBOR + 3.75%	866,503
695,000	Financial & Risk US Holdings Inc(e) 6.15%, 09/18/2025 3-mo. LIBOR + 3.75%	693,387
120,000	H-Food Holdings LLC(e) 5.24%, 05/23/2025 1-mo. LIBOR + 3.00%	119,580
550,000	Hillman Group Inc(e)(f) 5.82%, 05/31/2025 3-mo. LIBOR + 3.50%	543,641
750,000	Hoya Midco LLC(e) 5.90%, 06/30/2024 1-mo. LIBOR + 3.50%	746,250
365,000	Kronos Acquisitions Holdings Inc(e) 6.24%, 05/15/2023 1-mo. LIBOR + 4.00%	362,947
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 150,000	Lotus Midstream LLC(e)(f) 5.10%, 09/26/2025 3-mo. LIBOR + 3.25%	$ 150,750
720,000	Medallion Midland Acquisition LLC(e) 5.49%, 10/30/2024 1-mo. LIBOR + 3.25%	713,250
70,000	Moda Midstream LLC(e)(f) 5.65%, 09/26/2025 3-mo. LIBOR + 3.25%	70,613
1,045,000	NAB Holdings LLC(e) 5.39%, 07/01/2024 3-mo. LIBOR + 3.00%	1,031,938
770,000	One Call Corp(e)(f) 7.60%, 11/27/2022 1-mo. LIBOR + 5.25%	729,254
1,175,000	Pi US Mergerco Inc(e)(f) 5.74%, 01/03/2025 1-mo. LIBOR + 3.50%	1,170,888
520,000	Prospect Medical Holdings Inc(e)(f) 7.81%, 02/24/2024 3-mo. LIBOR + 5.50%	523,900
375,000	Scientific Games International Inc(e)(f) 5.07%, 08/14/2024 2-mo. LIBOR + 2.75%	374,297
520,000	Seadrill Operating LP(e)(f) 8.31%, 02/21/2021 1-mo. LIBOR + 6.00%	492,158
1,400,001	SS&C Technologies Inc(e) 4.49%, 04/16/2025 1-mo. LIBOR + 4.50%	1,400,656
560,000	Telenet Financing LLC(e) 4.53%, 08/15/2026 1-mo. LIBOR + 2.25%	557,316
435,000	US Renal Care Inc(e)(f) 6.65%, 12/31/2022 3-mo. LIBOR + 4.25%	423,581
840,000	Vertafore Inc(e)(f) 5.65%, 07/02/2025 1-mo. LIBOR + 3.25%	843,210
360,000	West Corp(e)(f) 5.83%, 10/10/2024 3-mo. LIBOR + 3.50%	356,914
TOTAL BANK LOANS — 2.91% (Cost $19,871,151)		$ 19,833,013
CORPORATE BONDS AND NOTES
Basic Materials — 4.07%
1,400,000	Anglo American Capital PLC(b) 4.00%, 09/11/2027	1,289,715
	ArcelorMittal
80,000	5.50%, 03/01/2021	83,011
1,000,000	6.13%, 06/01/2025(g)	1,086,478
895,000	7.00%, 10/15/2039	1,039,997
2,985,000	6.75%, 03/01/2041	3,402,062

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Barrick Gold Corp
$ 520,000	5.80%, 11/15/2034	$ 536,519
1,690,000	5.25%, 04/01/2042	1,759,956
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	1,762,670
119,000	Chemours Co 6.63%, 05/15/2023	124,306
850,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	835,125
360,000	Fibria Overseas Finance Ltd 4.00%, 01/14/2025	333,585
200,000	First Quantum Minerals Ltd(b) 7.50%, 04/01/2025	189,750
600,000	FMG Resources August 2006 Proprietary Limited Co(b)(g) 5.13%, 03/15/2023	593,250
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	131,356
435,000	7.25%, 06/01/2028	542,432
90,000	8.88%, 05/15/2031	130,772
1,055,000	Glencore Funding LLC(b) 4.00%, 03/27/2027	989,793
	Hexion Inc
575,000	6.63%, 04/15/2020	540,500
480,000	9.20%, 03/15/2021	388,800
2,220,000	7.88%, 02/15/2023	1,776,000
1,000,000	Hexion Inc / Hexion Nova Scotia Finance ULC(g) 9.00%, 11/15/2020	822,500
350,000	INEOS Group Holdings SA(b) 5.63%, 08/01/2024	344,645
2,605,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	2,600,962
190,000	Methanex Corp 5.25%, 03/01/2022	194,472
1,725,000	Newmont Mining Corp 4.88%, 03/15/2042	1,676,870
	NOVA Chemicals Corp(b)
295,000	4.88%, 06/01/2024	284,011
700,000	5.00%, 05/01/2025	665,000
900,000	Platform Specialty Products Corp(b) 5.88%, 12/01/2025	888,093
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	552,109
355,000	Schweitzer-Mauduit International Inc(b) 6.88%, 10/01/2026	362,100
1,965,000	United States Steel Corp 6.65%, 06/01/2037	1,756,219
		27,683,058
Communications — 7.45%
	Altice SA(b)
725,000	7.63%, 02/15/2025(g)	657,031
Principal Amount(a)		Fair Value
Communications — (continued)
$ 400,000	7.38%, 05/01/2026	$ 400,420
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,190,212
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,450,445
1,155,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	1,095,067
525,000	CenturyLink Inc 7.60%, 09/15/2039	468,563
750,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(b) 7.50%, 04/01/2028	785,625
520,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 02/01/2024	522,184
	Cincinnati Bell Inc(b)
1,725,000	7.00%, 07/15/2024	1,582,687
1,225,000	8.00%, 10/15/2025	1,142,313
2,815,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	2,822,037
615,000	Consolidated Communications Inc(g) 6.50%, 10/01/2022	581,175
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	880,926
1,355,000	CSC Holdings LLC(b) 5.38%, 02/01/2028	1,294,025
1,015,000	Discovery Communications LLC 3.95%, 03/20/2028	963,573
1,640,000	DISH DBS Corp(g) 5.00%, 03/15/2023	1,488,185
465,000	Embarq Corp 8.00%, 06/01/2036	463,838
	Frontier Communications Corp
335,000	8.50%, 04/15/2020	338,350
1,125,000	11.00%, 09/15/2025(g)	877,174
350,000	8.50%, 04/01/2026(b)	330,750
290,000	Lamar Media Corp 5.00%, 05/01/2023	294,350
550,000	Meredith Corp(b)(g) 6.88%, 02/01/2026	563,750
	Qwest Capital Funding Inc
1,960,000	6.88%, 07/15/2028	1,817,508
2,720,000	7.75%, 02/15/2031	2,526,200
1,837,000	Qwest Corp 6.88%, 09/15/2033	1,826,637
800,000	Radiate Holdco LLC / Radiate Finance Inc(b) 6.63%, 02/15/2025	748,000
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	5,499,673
540,000	8.75%, 03/15/2032	607,333
410,000	Sprint Communications Inc 6.00%, 11/15/2022	418,200

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Sprint Corp
$ 275,000	7.88%, 09/15/2023	$ 296,274
110,000	7.13%, 06/15/2024	114,263
1,000,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	1,004,900
735,000	Telecom Italia Capital SA 6.00%, 09/30/2034	701,558
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	231,237
200,000	GBP, 5.29%, 12/09/2022	293,478
400,000	GBP, 5.38%, 02/02/2026	602,085
525,000	7.05%, 06/20/2036	632,639
800,000	Telenet Finance Luxembourg Notes SARL(b) 5.50%, 03/01/2028	752,000
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	35,286
235,000	5.50%, 09/01/2041	226,018
200,000	4.50%, 09/15/2042	170,456
950,000	T-Mobile USA Inc 4.50%, 02/01/2026	905,588
	Viacom Inc
65,000	4.38%, 03/15/2043	56,640
390,000	5.85%, 09/01/2043	411,979
530,000	5.25%, 04/01/2044	515,432
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,682,731
400,000	Virgin Media Finance PLC(b) 6.00%, 10/15/2024	400,480
2,590,000	VTR Finance BV(b) 6.88%, 01/15/2024	2,635,325
	Windstream Services LLC / Windstream Finance Corp(b)
215,000	10.50%, 06/30/2024	182,750
3,141,000	9.00%, 06/30/2025	2,426,422
1,960,000	Ziggo BV(b) 5.50%, 01/15/2027	1,838,970
		50,752,742
Consumer, Cyclical — 8.86%
189,743	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	193,775
935,000	Allison Transmission Inc(b) 4.75%, 10/01/2027	882,406
299,910	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	299,160
146,096	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021	148,806
2,145,804	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	2,198,676
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 5,519,839	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	$ 5,689,898
1,366,806	American Airlines 2016-3 Class B Pass Through Trust 3.75%, 10/15/2025	1,319,574
515,000	American Airlines 2017-2 Class B Pass Through Trust 3.70%, 10/15/2025	496,864
7,440,000	American Airlines Group Inc(b)(g) 5.50%, 10/01/2019	7,542,300
345,000	American Axle & Manufacturing Inc(g) 6.25%, 03/15/2026	338,963
	Beazer Homes USA Inc
67,000	7.25%, 02/01/2023	65,995
300,000	6.75%, 03/15/2025	277,815
750,000	5.88%, 10/15/2027	637,500
350,000	Boyd Gaming Corp 6.00%, 08/15/2026	352,625
535,000	Caesars Resort Collection LLC / CRC Finco Inc(b) 5.25%, 10/15/2025	509,587
51,790	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	53,074
335,142	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	367,282
275,000	Delta Merger Sub Inc(b) 6.00%, 09/15/2026	278,438
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,180,629
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	409,000
360,000	Foot Locker Inc 8.50%, 01/15/2022	405,900
	Ford Motor Co
130,000	7.50%, 08/01/2026	147,533
245,000	4.35%, 12/08/2026	230,685
50,000	6.63%, 02/15/2028	52,747
755,000	6.63%, 10/01/2028	797,526
2,080,000	6.38%, 02/01/2029	2,152,256
2,035,000	7.45%, 07/16/2031	2,266,719
1,165,000	5.29%, 12/08/2046	1,036,172
3,005,000	Ford Motor Credit Co LLC(g) 4.39%, 01/08/2026	2,862,140
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	684,125
790,000	General Motors Co 5.20%, 04/01/2045	716,728
	General Motors Financial Co Inc
605,000	4.38%, 09/25/2021	615,718

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 2,330,000	5.25%, 03/01/2026	$ 2,384,247
700,000	GLP Capital LP / GLP Financing II Inc 5.25%, 06/01/2025	711,067
2,825,000	Goodyear Tire & Rubber Co(g) 4.88%, 03/15/2027	2,595,469
1,770,000	Group 1 Automotive Inc 5.00%, 06/01/2022	1,761,150
900,000	Hilton Domestic Operating Co Inc(b) 5.13%, 05/01/2026	894,375
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	66,400
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	38,925
1,250,000	Lear Corp 3.80%, 09/15/2027	1,159,853
1,330,000	Lennar Corp 4.75%, 11/15/2022	1,338,313
700,000	M/I Homes Inc 5.63%, 08/01/2025	658,000
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	41,049
500,000	Marriott Ownership Resorts Inc(b) 6.50%, 09/15/2026	513,200
800,000	MDC Holdings Inc 5.50%, 01/15/2024	798,000
900,000	MGM Resorts International 5.75%, 06/15/2025	901,800
3,870,000	PulteGroup Inc 6.00%, 02/15/2035	3,647,475
1,000,000	Tenneco Inc 5.00%, 07/15/2026	888,750
665,000	Toro Co 6.63%, 05/01/2037	755,510
	TRI Pointe Group Inc / TRI Pointe Homes Inc
415,000	4.38%, 06/15/2019	417,075
5,000	5.88%, 06/15/2024	4,963
965,000	TRU Taj LLC / TRU Taj Finance Inc(b) 11.00%, 01/22/2019	988,353
250,617	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	262,208
445,605	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	450,257
335,011	United Airlines 2016-2 Class B Pass Through Trust 3.65%, 10/07/2025	321,611
428,034	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	473,508
971,323	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,039,316
824,276	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	859,308
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 332,539	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	$ 339,975
795,000	Vista Outdoor Inc(g) 5.88%, 10/01/2023	779,100
		60,299,873
Consumer, Non-Cyclical — 5.80%
255,000	Albertsons Cos LLC / Safeway Inc / New Albertsons Inc / Albertson's LLC(g) 5.75%, 03/15/2025	228,225
300,000	Anthem Inc 3.65%, 12/01/2027	285,105
1,215,000	Ashtead Capital Inc(b) 4.38%, 08/15/2027	1,154,250
335,000	Avantor Inc(b) 6.00%, 10/01/2024	340,025
475,000	Avon Products Inc 8.95%, 03/15/2043	425,125
1,250,000	BAT Capital Corp(b) 3.56%, 08/15/2027	1,163,414
	Bausch Health Cos Inc(b)
750,000	6.13%, 04/15/2025	713,288
250,000	5.50%, 11/01/2025	249,563
315,000	9.25%, 04/01/2026	339,806
310,000	Boston Scientific Corp 6.00%, 01/15/2020	320,811
850,000	Bunge Ltd Finance Corp 4.35%, 03/15/2024	841,364
250,000	Centene Corp(b) 5.38%, 06/01/2026	256,250
1,205,000	CVS Health Corp 4.30%, 03/25/2028	1,193,108
450,000	DP World Ltd(b) 6.85%, 07/02/2037	515,061
550,000	Endo Finance LLC / Endo Finco Inc(b) 5.38%, 01/15/2023	484,000
325,000	Envision Healthcare Corp(b) 6.25%, 12/01/2024	349,375
420,000	Garda World Security Corp(b) 8.75%, 05/15/2025	410,550
1,000,000	Graham Holdings Co(b) 5.75%, 06/01/2026	1,023,750
	Halfmoon Parent Inc(b)
741,000	4.13%, 11/15/2025	738,630
75,000	4.38%, 10/15/2028	74,740
	HCA Inc
395,000	7.50%, 12/15/2023	434,500
575,000	8.36%, 04/15/2024	654,063
265,000	7.69%, 06/15/2025	296,138
1,115,000	7.58%, 09/15/2025	1,240,437
2,505,000	7.05%, 12/01/2027	2,686,612
725,000	7.50%, 11/06/2033	785,813

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 175,000	7.75%, 07/15/2036	$ 190,750
950,000	HLF Financing Sarl LLC / Herbalife International Inc(b) 7.25%, 08/15/2026	965,437
285,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	309,546
900,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	848,250
2,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	2,562,075
330,000	MPH Acquisition Holdings LLC(b) 7.13%, 06/01/2024	343,035
	New Albertsons LP
4,470,000	6.63%, 06/01/2028	3,386,025
4,915,000	7.45%, 08/01/2029(g)	4,054,875
895,000	8.00%, 05/01/2031	756,275
400,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b) 6.63%, 05/15/2022	390,800
470,000	Safeway Inc(g) 7.25%, 02/01/2031	447,675
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,198,425
895,000	Sigma Finance Netherlands BV(b) 4.88%, 03/27/2028	878,174
720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	689,400
	Tenet Healthcare Corp
1,180,000	6.75%, 06/15/2023(g)	1,175,575
2,615,000	5.13%, 05/01/2025	2,575,775
425,000	6.88%, 11/15/2031	380,460
580,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	482,651
150,000	United Rentals North America Inc 4.88%, 01/15/2028	140,625
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	502,175
		39,482,006
Diversified — 0.08%
575,000	Trident Merger Sub Inc(b) 6.63%, 11/01/2025	544,813
Energy — 9.48%
856,883	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	915,249
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	500,448
820,000	4.50%, 07/15/2044	749,925
Principal Amount(a)		Fair Value
Energy — (continued)
	Baytex Energy Corp(b)
$ 415,000	5.13%, 06/01/2021	$ 408,775
420,000	5.63%, 06/01/2024	401,100
2,230,000	Bellatrix Exploration Ltd(b)(h) 8.50%, 05/15/2020	1,365,875
1,000,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	1,018,750
350,000	Bristow Group Inc(b)(g) 8.75%, 03/01/2023	342,125
	California Resources Corp
359,000	5.50%, 09/15/2021	324,895
3,650,000	8.00%, 12/15/2022(b)(g)	3,481,188
48,000	6.00%, 11/15/2024	40,800
835,000	Callon Petroleum Co 6.13%, 10/01/2024	849,612
550,000	Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024	602,250
410,000	Cheniere Energy Partners LP(b) 5.63%, 10/01/2026	412,952
	Chesapeake Energy Corp
195,000	6.63%, 08/15/2020(g)	203,775
15,000	6.88%, 11/15/2020	15,713
1,485,000	4.88%, 04/15/2022(g)	1,442,306
95,000	5.75%, 03/15/2023	92,506
3,745,000	8.00%, 06/15/2027(g)	3,818,027
425,000	Citgo Holding Inc(b) 10.75%, 02/15/2020	450,500
	Continental Resources Inc
32,000	5.00%, 09/15/2022	32,464
475,000	4.50%, 04/15/2023	483,248
1,170,000	3.80%, 06/01/2024	1,147,025
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	413,762
	Denbury Resources Inc(b)
660,000	9.25%, 03/31/2022	712,800
400,000	7.50%, 02/15/2024(g)	412,000
2,435,000	Devon Energy Corp 3.25%, 05/15/2022	2,390,224
790,000	Eclipse Resources Corp 8.88%, 07/15/2023	803,825
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	889,911
675,000	Enbridge Energy Partners LP(g) 7.38%, 10/15/2045	890,910
980,000	Energy Transfer Equity LP 5.88%, 01/15/2024	1,031,450
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,658,799
	EP Energy LLC / Everest Acquisition Finance Inc(b)
500,000	8.00%, 11/29/2024	503,750
500,000	7.75%, 05/15/2026	511,875
500,000	EQT Corp 8.13%, 06/01/2019	516,249

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 855,000	Geopark Ltd(b) 6.50%, 09/21/2024	$ 859,275
200,000	Global Marine Inc 7.00%, 06/01/2028	201,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	632,015
900,000	Jagged Peak Energy LLC(b) 5.88%, 05/01/2026	895,500
1,315,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	1,317,472
	Kinder Morgan Inc
125,000	7.80%, 08/01/2031(g)	155,502
1,100,000	7.75%, 01/15/2032	1,388,134
	MEG Energy Corp(b)
155,000	6.38%, 01/30/2023	141,050
2,020,000	7.00%, 03/31/2024	1,838,200
	MPLX LP
80,000	4.50%, 07/15/2023	82,007
295,000	4.88%, 06/01/2025	304,674
	Nabors Industries Inc
800,000	5.50%, 01/15/2023(g)	785,719
550,000	5.75%, 02/01/2025(b)	527,108
1,670,000	Newfield Exploration Co 5.63%, 07/01/2024	1,759,762
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	233,442
70,000	6.20%, 09/15/2043	78,359
	Petrobras Global Finance BV
1,075,000	7.38%, 01/17/2027	1,088,599
1,075,000	5.63%, 05/20/2043	870,750
	Petroleos Mexicanos
420,000	4.88%, 01/24/2022	424,830
770,000	6.50%, 03/13/2027	786,555
525,000	6.50%, 06/02/2041	492,187
680,000	6.38%, 01/23/2045	627,640
1,085,000	Precision Drilling Corp(g) 5.25%, 11/15/2024	1,036,175
1,120,000	QEP Resources Inc 5.25%, 05/01/2023	1,090,600
	Range Resources Corp
1,455,000	5.00%, 08/15/2022	1,440,450
490,000	5.00%, 03/15/2023	481,425
965,000	4.88%, 05/15/2025(g)	913,131
500,000	Sanchez Energy Corp(b)(g) 7.25%, 02/15/2023	492,500
810,000	Seven Generations Energy Ltd(b) 5.38%, 09/30/2025	787,725
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	180,250
570,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	540,772
970,000	Southwestern Energy Co 6.20%, 01/23/2025	962,119
Principal Amount(a)		Fair Value
Energy — (continued)
$ 975,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	$ 1,059,971
350,000	Sunoco LP / Sunoco Finance Corp(b) 5.88%, 03/15/2028	336,000
900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 5.88%, 04/15/2026	928,125
750,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	697,500
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,494,648
	Transocean Inc
545,000	5.80%, 10/15/2022	542,956
2,090,000	6.80%, 03/15/2038	1,807,850
1,000,000	Valero Energy Partners LP 4.50%, 03/15/2028	981,810
1,130,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp(b) 8.75%, 04/15/2023	1,104,575
375,000	Weatherford International Ltd 9.88%, 02/15/2024	366,563
		64,569,988
Financial — 17.08%
1,100,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	1,025,398
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	747,781
600,000	3.50%, 05/26/2022	588,559
100,000	AGFC Capital Trust I(b)(e)(h) 4.09%, 01/15/2067 3-mo. LIBOR + 1.75%	51,000
	Ally Financial Inc
276,000	8.00%, 12/31/2018	278,760
750,000	3.50%, 01/27/2019	750,000
1,885,000	5.13%, 09/30/2024	1,941,550
869,000	8.00%, 11/01/2031	1,052,576
	American International Group Inc
60,000	4.88%, 06/01/2022	62,542
75,000	4.13%, 02/15/2024	75,318
875,000	Antares Holdings LP(b) 6.00%, 08/15/2023	878,288
815,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	799,685
600,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	624,600
7,800,000	Banco Santander SA 5.18%, 11/19/2025	7,833,746

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp
$ 400,000	5.49%, 03/15/2019(g)	$ 404,941
1,857,000	3.00%, 12/20/2023(e) 3-mo. LIBOR + 0.79%	1,802,463
350,000	4.20%, 08/26/2024(g)	351,568
450,000	4.25%, 10/22/2026	444,633
800,000	4.18%, 11/25/2027	780,335
1,000,000	Bank of China Ltd(b) 5.00%, 11/13/2024	1,019,924
770,000	Bank of Montreal(e) 3.80%, 12/15/2032	719,442
	BBVA Bancomer SA(b)
495,000	6.50%, 03/10/2021(e)	517,028
1,150,000	5.13%, 01/18/2033	1,045,063
1,300,000	Brighthouse Financial Inc 3.70%, 06/22/2027	1,153,855
810,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	800,812
1,150,000	Capital One Financial Corp 3.75%, 07/28/2026	1,072,549
4,740,000	Citigroup Inc 3.50%, 05/15/2023	4,661,377
610,000	Deutsche Bank AG 4.88%, 12/01/2032	542,016
172,000,000	Development Bank of Kazakhstan JSC(b) KZT, 8.95%, 05/04/2023	454,651
1,402,886	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	1,423,929
1,000,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	1,003,117
1,215,000	E*TRADE Financial Corp 4.50%, 06/20/2028	1,215,121
975,000	Fidelity National Financial Inc 5.50%, 09/01/2022	1,035,365
770,000	Global Atlantic Finance Co(b) 8.63%, 04/15/2021	851,473
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021	6,361,190
940,000	3.48%, 05/15/2026(e) 3-mo. LIBOR + 1.17%	940,573
1,600,000	6.75%, 10/01/2037	1,922,413
825,000	Grupo de Inversiones Suramericana SA(b) 5.50%, 04/29/2026	842,738
510,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	480,001
1,000,000	Huntington Bancshares Inc(e)(i) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	991,250
700,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.38%, 12/15/2025	702,625
Principal Amount(a)		Fair Value
Financial — (continued)
$ 755,000	ING Groep NV(i) 6.00%, Perpetual	$ 753,037
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	316,890
1,105,000	4.63%, 04/15/2021	1,127,349
430,000	iStar Inc 4.63%, 09/15/2020	428,925
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	346,725
	Jefferies Group LLC
485,000	6.88%, 04/15/2021	520,165
1,165,000	5.13%, 01/20/2023	1,204,425
705,000	6.45%, 06/08/2027(g)	763,355
1,140,000	6.25%, 01/15/2036	1,151,831
	JPMorgan Chase & Co
1,000,000	5.30%, Perpetual(e)(g)(i) 3-mo. LIBOR + 3.80%	1,022,500
1,335,000	NZD, 4.25%, 11/02/2018	886,356
1,035,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	1,023,540
1,500,000	KeyCorp (e)(i) 5.00%, Perpetual 3-mo. LIBOR + 3.61%	1,470,000
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,230,000
350,000	Lincoln National Corp(e) 4.39%, 04/20/2067 3-mo. LIBOR + 2.04%	321,598
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,426,035
600,000	MBIA Insurance Corp(b)(e) 13.60%, 01/15/2033 3-mo. LIBOR + 11.26%	368,250
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	329,525
915,000	2.34%, 08/01/2039	1,404,525
	Morgan Stanley
1,025,000	AUD, 4.75%, 11/16/2018	743,132
215,000	5.75%, 01/25/2021	225,902
2,225,000	CAD, 3.13%, 08/05/2021	1,723,137
9,105,000	4.10%, 05/22/2023	9,159,044
3,895,000	4.35%, 09/08/2026	3,862,018
570,000	3.95%, 04/23/2027	546,766
	MPT Operating Partnership LP / MPT Finance Corp
450,000	5.50%, 05/01/2024	454,275
400,000	5.00%, 10/15/2027	386,788
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,754,070
1,345,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	1,408,887
	Navient Corp
170,000	5.50%, 01/15/2019	170,850
190,000	5.50%, 01/25/2023	189,525
1,035,000	6.13%, 03/25/2024	1,032,413

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 395,000	5.88%, 10/25/2024(g)	$ 385,611
825,000	6.75%, 06/15/2026(g)	816,750
3,035,000	5.63%, 08/01/2033	2,541,812
1,340,000	Old Republic International Corp(g) 4.88%, 10/01/2024	1,378,259
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	621,319
	PNC Financial Services Group Inc(e)(i)
1,085,000	4.85%, Perpetual 3-mo. LIBOR + 3.04%	1,082,288
850,000	5.00%, Perpetual 3-mo. LIBOR + 3.30%	846,813
550,000	Prudential Financial Inc 5.88%, 09/15/2042 3-mo. LIBOR + 4.17%	581,625
	Quicken Loans Inc(b)
495,000	5.75%, 05/01/2025	494,381
565,000	5.25%, 01/15/2028	524,744
535,000	Radian Group Inc 4.50%, 10/01/2024	525,638
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(i)	82,086
620,000	6.10%, 06/10/2023	645,520
1,185,000	6.00%, 12/19/2023	1,234,615
1,740,000	Societe Generale SA(b) 4.75%, 11/24/2025	1,724,030
	Springleaf Finance Corp
1,275,000	6.00%, 06/01/2020	1,310,063
2,055,000	7.75%, 10/01/2021	2,220,941
1,840,000	6.88%, 03/15/2025	1,839,080
1,900,000	Synchrony Financial(g) 3.95%, 12/01/2027	1,721,461
900,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(b) 6.75%, 06/01/2025	875,250
1,030,000	Toronto-Dominion Bank 3.63%, 09/15/2031	967,294
870,000	Voya Financial Inc(e) 5.65%, 05/15/2053	876,830
2,500,000	Wells Fargo & Co(e)(i) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	2,537,500
	XLIT Ltd
575,000	6.38%, 11/15/2024(g)	641,860
725,000	6.25%, 05/15/2027	821,863
		116,299,726
Industrial — 3.43%
1,650,000	APL Ltd 8.00%, 01/15/2024	1,485,000
	Bombardier Inc(b)
4,505,000	6.00%, 10/15/2022	4,516,262
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,550,000	CAD, 7.35%, 12/22/2026	$ 1,230,016
585,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	553,217
870,000	CNH Industrial NV 4.50%, 08/15/2023	883,398
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	861,900
650,000	frontdoor Inc(b) 6.75%, 08/15/2026	669,500
352,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	354,200
340,000	Hillman Group Inc(b) 6.38%, 07/15/2022	306,000
800,000	Hulk Finance Corp(b) 7.00%, 06/01/2026	773,000
800,000	James Hardie International Finance Designated Activity Co(b) 5.00%, 01/15/2028	756,000
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	455,620
	Masco Corp
466,000	7.75%, 08/01/2029	552,501
431,000	6.50%, 08/15/2032	472,136
1,240,000	Oshkosh Corp 4.60%, 05/15/2028	1,226,534
502,000	Owens Corning 7.00%, 12/01/2036	571,284
1,790,000	Sealed Air Corp(b) 5.50%, 09/15/2025	1,828,037
	TransDigm Inc
415,000	6.50%, 07/15/2024	425,167
350,000	6.50%, 05/15/2025	356,563
900,000	Weekley Homes LLC / Weekley Finance Corp 6.63%, 08/15/2025	857,250
3,420,000	WestRock RKT Co 4.00%, 03/01/2023	3,423,660
800,000	Wrangler Buyer Corp(b) 6.00%, 10/01/2025	775,672
		23,332,917
Technology — 3.25%
461,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	486,355
	Apple Inc
1,070,000	1.10%, 08/02/2019	1,056,191
280,000	1.55%, 02/07/2020	275,317
6,395,000	1.80%, 05/11/2020	6,287,961
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	355,075
900,000	CDK Global Inc(g) 5.88%, 06/15/2026	929,592
1,055,000	Citrix Systems Inc 4.50%, 12/01/2027	1,016,025

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
	Dell International LLC / EMC Corp(b)
$ 1,240,000	6.02%, 06/15/2026	$ 1,320,533
1,080,000	8.10%, 07/15/2036	1,294,814
1,130,000	8.35%, 07/15/2046	1,403,044
375,000	Evolent Health Inc 2.00%, 12/01/2021	503,744
635,000	Exela Intermediate LLC / Exela Finance Inc(b) 10.00%, 07/15/2023	677,069
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,282,824
3,885,000	Microsoft Corp 1.10%, 08/08/2019	3,835,264
1,000,000	Pitney Bowes Inc(g) 4.38%, 05/15/2022	926,250
555,000	West Corp(b) 8.50%, 10/15/2025	509,213
		22,159,271
Utilities — 1.02%
875,000	EDP Finance BV(b) 4.13%, 01/15/2020	879,445
	Enel Finance International NV(b)
800,000	4.63%, 09/14/2025	782,695
765,000	6.00%, 10/07/2039	830,987
665,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	638,480
	NGL Energy Partners LP / NGL Energy Finance Corp
1,090,000	7.50%, 11/01/2023	1,095,450
1,805,000	6.13%, 03/01/2025	1,692,187
1,125,000	Perusahaan Listrik Negara PT(b) 4.13%, 05/15/2027	1,053,851
		6,973,095
TOTAL CORPORATE BONDS AND NOTES — 60.52% (Cost $402,578,502)		$412,097,489
CONVERTIBLE BONDS
Basic Materials — 0.04%
205,000	RPM International Inc 2.25%, 12/15/2020	252,396
Communications — 1.17%
2,260,000	Booking Holdings Inc(g) 0.90%, 09/15/2021	2,681,372
5,940,000	DISH Network Corp 2.38%, 03/15/2024	5,264,824
Principal Amount(a)		Fair Value
Communications — (continued)
$ 53,094	Liberty Interactive LLC 3.50%, 01/15/2031	$ 36,629
		7,982,825
Consumer, Cyclical — 0.12%
810,000	KB Home 1.38%, 02/01/2019	822,012
Energy — 0.17%
290,000	Chesapeake Energy Corp 5.50%, 09/15/2026	286,447
805,000	SM Energy Co(g) 1.50%, 07/01/2021	881,146
		1,167,593
Financial — 0.16%
1,080,000	iStar Inc(b) 3.13%, 09/15/2022	1,049,907
Technology — 1.88%
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,619,447
	Nuance Communications Inc
615,000	1.25%, 04/01/2025	633,029
3,517,000	1.50%, 11/01/2035	3,563,498
1,685,000	1.00%, 12/15/2035	1,585,432
2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	2,824,775
2,505,000	Rovi Corp 0.50%, 03/01/2020	2,380,329
205,000	Western Digital Corp(b) 1.50%, 02/01/2024	189,701
		12,796,211
TOTAL CONVERTIBLE BONDS — 3.54% (Cost $22,295,757)		$ 24,070,944
FOREIGN GOVERNMENT BONDS AND NOTES
375,000	Angolan Government International Bond(b) 9.38%, 05/08/2048	395,910
	Argentine Republic Government International Bond
1,110,000	6.88%, 01/26/2027	943,500
371,540	8.28%, 12/31/2033	335,315
1,015,000	Bahrain Government International Bond(b) 7.00%, 10/12/2028	1,005,256
	Brazil Notas do Tesouro Nacional Series F
1,700 (j)	BRL, 10.00%, 01/01/2023	410,377

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,700 (j)	BRL, 10.00%, 01/01/2025	$ 398,549
3,625,000	Canadian Government Bond CAD, 0.75%, 09/01/2020	2,735,905
4,000,000,000	Colombia Government International Bond COP, 4.38%, 03/21/2023	1,278,252
	Costa Rica Government International Bond(b)
500,000	4.38%, 04/30/2025	432,030
230,000	7.00%, 04/04/2044	202,333
	Dominican Republic International Bond(b)
200,000	6.88%, 01/29/2026	213,488
1,250,000	5.95%, 01/25/2027	1,273,125
885,000	6.00%, 07/19/2028	899,912
1,055,000	Ecuador Government International Bond(b) 8.88%, 10/23/2027	1,002,250
1,855,000	Indonesia Government International Bond(b) 8.50%, 10/12/2035	2,539,302
1,200,000	Jordan Government International Bond(b) 5.75%, 01/31/2027	1,135,920
	Mexican Bonos
835,000 (k)	MXP, 6.50%, 06/10/2021	4,325,723
235,000 (k)	MXP, 6.50%, 06/09/2022	1,207,021
845,500 (k)	MXP, 8.00%, 12/07/2023	4,562,013
758,000 (k)	MXP, 10.00%, 12/05/2024	4,489,188
115,000 (k)	MXP, 7.75%, 05/29/2031	601,270
520,000	Mexico Government International Bond 4.15%, 03/28/2027	511,680
900,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	944,676
10,505,000	New South Wales Treasury Corp AUD, 3.50%, 03/20/2019	7,648,115
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	8,524,040
	Nigeria Government International Bond(b)
475,000	6.50%, 11/28/2027	456,998
465,000	7.63%, 11/28/2047	444,996
	Norway Government Bond(b)
9,545,000	NOK, 4.50%, 05/22/2019	1,200,242
6,650,000	NOK, 3.75%, 05/25/2021	869,780
	Oman Government International Bond(b)
1,290,000	5.38%, 03/08/2027	1,251,661
400,000	5.63%, 01/17/2028	393,024
	Republic of South Africa Government International Bond
645,000	4.30%, 10/12/2028	578,384
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 580,000	5.65%, 09/27/2047	$ 528,995
3,075,000	Saudi Government International Bond(b) 3.25%, 10/26/2026	2,888,963
	Ukraine Government International Bond(b)
1,050,000	7.75%, 09/01/2023	1,030,838
1,000,000	7.75%, 09/01/2026	939,030
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 8.61% (Cost $70,295,914)		$ 58,598,061
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.04%
1,382,716	Agate Bay Mortgage Trust(b)(c) Series 2016-3 Class A5 3.50%, 08/25/2046	1,368,967
901,950	Angel Oak Mortgage Trust LLC(b)(c) Series 2017-3 Class A1 2.71%, 11/25/2047	895,771
123,317	Citigroup Mortgage Loan Trust(b)(c) Series 2018-RP3 Class A1 3.25%, 03/25/2061	122,634
	COLT Mortgage Loan Trust(b)(c)
	Series 2017-1 Class A3
229,440	3.07%, 05/27/2047	227,474
	Series 2018-3 Class A1
3,485,000	3.69%, 10/26/2048	3,477,735
1,500,000	COMM Mortgage Trust(b)(c) Series 2014-277P Class A 3.73%, 08/10/2049	1,506,695
183,589	CSMC Trust(b)(c) Series 2017-FHA1 Class A1 3.25%, 04/25/2047	178,999
1,750,000	Deephaven Residential Mortgage Trust(b)(c) Series 2018-3A Class A1 3.79%, 08/25/2058	1,751,101
13,219	GS Mortgage Securities Trust(c) Series 2007-GG10 Class AM 5.98%, 08/10/2045	13,393
146,439	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	113,203
2,402,051	Sequoia Mortgage Trust(b)(c) Series 2017-CH1 Class A2 3.50%, 08/25/2047	2,367,237
1,910,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class B 3.72%, 04/15/2050	1,860,878

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
TOTAL MORTGAGE-BACKED SECURITIES — 2.04% (Cost $13,930,309)		$ 13,884,087
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.54%
$ 1,205,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2046	$ 1,220,701
2,495,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,473,294
TOTAL MUNICIPAL BONDS AND NOTES — 0.54% (Cost $3,687,085)		$ 3,693,995
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal National Mortgage Association
1,074,619	4.00%, 09/01/2047	1,085,716
972,443	4.00%, 05/01/2048	982,424
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.30% (Cost $2,076,527)		$ 2,068,140
U.S. TREASURY BONDS AND NOTES
16,460,000	U.S. Treasury Notes(g) 1.25%, 03/31/2019	16,365,483
TOTAL U.S. TREASURY BONDS AND NOTES — 2.40% (Cost $16,455,368)		$ 16,365,483
Shares
COMMON STOCK
Consumer, Cyclical — 0.23%
172,110	Ford Motor Co	1,592,018
Energy — 0.03%
42,007	Chesapeake Energy Corp(g)(l)	188,611
Industrial — 0.46%
58,834	Arconic Inc	1,294,936
51,679	Corning Inc	1,824,269
		3,119,205
TOTAL COMMON STOCK — 0.72% (Cost $5,112,468)		$ 4,899,834
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Energy — 0.02%
203	Chesapeake Energy Corp, 5.75%(b)	$ 121,562
TOTAL CONVERTIBLE PREFERRED STOCK — 0.02% (Cost $196,433)		$ 121,562
PREFERRED STOCK
Communications — 0.00%(m)
742	Cincinnati Bell Inc(g)	36,251
Energy — 0.29%
10,011	Chesapeake Energy Corp(g)	596,750
30,000	El Paso Energy Capital Trust I	1,368,885
		1,965,635
Financial — 0.58%
1,484	Bank of America Corp	1,920,667
38,471	iStar Inc	1,826,218
3,200	Welltower Inc	192,461
		3,939,346
Utilities — 0.14%
25,000	Southern California Edison Co(g)	607,000
3,600	Union Electric Co	350,100
		957,100
TOTAL PREFERRED STOCK — 1.01% (Cost $5,650,402)		$ 6,898,332
EXCHANGE TRADED FUNDS
450,000	Invesco Senior Loan ETF	10,426,500

TOTAL EXCHANGE TRADED FUNDS — 1.53% (Cost $10,383,210)		$ 10,426,500
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 5.42%
	U.S. Treasury Bills
$500,000	2.12%, 12/06/2018	498,031

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 36,865,000	2.21%, 04/25/2019	$ 36,370,587
		36,868,618
Repurchase Agreements — 5.97%
9,664,755	Undivided interest of 11.73% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $9,664,755 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(n)	9,664,755
9,664,755	Undivided interest of 11.87% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $9,664,755 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(n)	9,664,755
2,016,251	Undivided interest of 12.75% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $2,016,251 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(n)	2,016,251
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 9,664,755	Undivided interest of 13.28% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $9,664,755 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(n)	$ 9,664,755
9,664,755	Undivided interest of 29.89% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $9,664,755 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(n)	9,664,755
		40,675,271
SHORT TERM INVESTMENTS — 11.39% (Cost $77,543,889)		$ 77,543,889
TOTAL INVESTMENTS — 103.11% (Cost $701,755,252)		$702,117,296
OTHER ASSETS & LIABILITIES, NET — (3.11)%		$ (21,199,273)
TOTAL NET ASSETS — 100.00%		$680,918,023

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $200,500,570 and $200,711,399, respectively, representing 29.48% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2018. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(f)	All or a portion of this position has not settled as of September 28, 2018. The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at September 28, 2018.
(h)	Restricted security; further details of these securities are included in a subsequent table.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Principal amount is stated in 1,000 Brazilian Real Units.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
At September 28, 2018, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
AGFC Capital Trust I	4.09%	01/15/2067	05/03/2011	$70,139	$ 51,000	0.01%
Bellatrix Exploration Ltd	8.50	05/15/2020	05/15/2015-06/05/2018	2,170,021	1,365,875	0.20
				$2,240,160	$1,416,875	0.21%
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro Dollar
GBP	British Pound
KZT	Kazakhstani Tenge
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.

September 28, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 51,615,967	$ —	$ 51,615,967
Bank Loans	—	19,833,013	—	19,833,013
Corporate Bonds and Notes	—	412,097,489	—	412,097,489
Convertible Bonds	—	24,070,944	—	24,070,944
Foreign Government Bonds and Notes	—	58,598,061	—	58,598,061
Mortgage-Backed Securities	—	13,884,087	—	13,884,087
Municipal Bonds and Notes	—	3,693,995	—	3,693,995
U.S. Government Agency Bonds and Notes	—	2,068,140	—	2,068,140
U.S. Treasury Bonds and Notes	—	16,365,483	—	16,365,483
Common Stock	4,899,834	—	—	4,899,834
Convertible Preferred Stock	—	121,562	—	121,562
Preferred Stock	957,100	5,941,232	—	6,898,332
Exchange Traded Funds	10,426,500	—	—	10,426,500
Short Term Investments	—	77,543,889	—	77,543,889
Total Assets	$ 16,283,434	$ 685,833,862	$ 0	$ 702,117,296
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.24%
25,600	Air Products & Chemicals Inc	$ 4,276,480
148,500	Alcoa Corp(a)	5,999,400
137,875	DowDuPont Inc	8,866,741
		19,142,621
Communications — 5.20%
234,700	AT&T Inc	7,881,226
17,903	Charter Communications Inc Class A(a)	5,834,230
147,650	Cisco Systems Inc	7,183,172
189,800	Comcast Corp Class A	6,720,818
59,456	Verizon Communications Inc	3,174,356
		30,793,802
Consumer, Cyclical — 8.50%
54,700	Aptiv PLC	4,589,330
81,904	BJ's Wholesale Club Holdings Inc(a)	2,193,389
18,433	Delphi Technologies PLC	578,059
137,572	General Motors Co	4,632,049
62,538	Hilton Worldwide Holdings Inc	5,051,820
23,500	Home Depot Inc	4,868,025
15,400	O'Reilly Automotive Inc(a)	5,348,728
96,200	PulteGroup Inc	2,382,874
86,900	Southwest Airlines Co	5,426,905
37,100	Walgreens Boots Alliance Inc	2,704,590
133,000	Walmart Inc	12,490,030
		50,265,799
Consumer, Non-Cyclical — 18.54%
37,700	Amgen Inc	7,814,833
168,600	AstraZeneca PLC Sponsored ADR(b)	6,671,502
41,084	Becton Dickinson & Co	10,722,924
42,200	Cigna Corp	8,788,150
123,804	Coty Inc Class A(b)	1,554,978
70,600	Danaher Corp	7,671,396
60,600	Eli Lilly & Co	6,502,986
89,300	Gilead Sciences Inc	6,894,853
86,230	Johnson & Johnson	11,914,399
53,400	Keurig Dr Pepper Inc	1,237,278
49,100	Kimberly-Clark Corp	5,579,724
55,800	Kraft Heinz Co	3,075,138
240,900	Kroger Co	7,012,599
111,200	Merck & Co Inc	7,888,528
78,100	Molson Coors Brewing Co Class B	4,803,150
52,700	PepsiCo Inc	5,891,860
128,128	Pfizer Inc	5,646,601
		109,670,899
Energy — 13.09%
80,312	Anadarko Petroleum Corp	5,413,832
935,396	BP PLC	7,168,393
Shares		Fair Value
Energy — (continued)
145,200	ConocoPhillips	$ 11,238,480
135,300	Enterprise Products Partners LP	3,887,169
32,400	EOG Resources Inc	4,133,268
129,000	Exxon Mobil Corp	10,967,580
90,500	Halliburton Co	3,667,965
197,500	Kinder Morgan Inc	3,501,675
401,367	Marathon Oil Corp	9,343,824
89,700	Suncor Energy Inc	3,470,914
94,146	Total SA	6,121,440
74,900	Valero Energy Corp	8,519,875
		77,434,415
Financial — 24.82%
135,300	American International Group Inc	7,203,372
43,237	American Tower Corp REIT	6,282,336
192,600	Assured Guaranty Ltd	8,133,498
648,380	Bank of America Corp	19,101,275
32,100	Boston Properties Inc REIT	3,951,189
43,800	Capital One Financial Corp	4,157,934
61,200	Charles Schwab Corp	3,007,980
243,533	Citigroup Inc	17,471,057
155,900	Gaming & Leisure Properties Inc REIT	5,495,475
25,000	Goldman Sachs Group Inc	5,606,000
87,800	Hartford Financial Services Group Inc	4,386,488
64,900	Invesco Ltd	1,484,912
206,610	JPMorgan Chase & Co	23,313,872
185,100	KeyCorp	3,681,639
261,300	KKR & Co Inc Class A	7,125,651
241,883	MFA Financial Inc REIT	1,777,840
91,172	Oportun Financial Corp(a)(c)	195,482
286,939	Radian Group Inc	5,931,029
371,200	Regions Financial Corp	6,811,520
65,320	State Street Corp	5,472,510
119,310	Wells Fargo & Co	6,270,934
		146,861,993
Industrial — 8.06%
87,800	Ball Corp	3,862,322
40,000	Emerson Electric Co	3,063,200
134,500	General Electric Co	1,518,505
25,700	Honeywell International Inc	4,276,480
161,047	Johnson Controls International PLC	5,636,645
42,510	Northrop Grumman Corp	13,491,399
38,800	Raytheon Co	8,018,408
48,000	Union Pacific Corp	7,815,840
		47,682,799
Technology — 11.06%
60,680	Apple Inc	13,697,903
71,500	DXC Technology Co	6,686,680

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
49,000	Fidelity National Information Services Inc	$ 5,344,430
92,800	Intel Corp	4,388,512
186,330	Microsoft Corp	21,310,562
27,000	NXP Semiconductors NV	2,308,500
84,600	ON Semiconductor Corp(a)	1,559,178
94,800	QUALCOMM Inc	6,828,444
31,000	Texas Instruments Inc	3,325,990
		65,450,199
Utilities — 4.04%
47,000	American Electric Power Co Inc	3,331,360
69,400	Edison International	4,696,992
123,900	Exelon Corp	5,409,474
16,100	NextEra Energy Inc	2,698,360
138,600	NRG Energy Inc	5,183,640
56,378	PG&E Corp	2,593,952
		23,913,778
TOTAL COMMON STOCK — 96.55% (Cost $434,839,622)		$571,216,305
CONVERTIBLE PREFERRED STOCK
Financial — 0.65%
14,346	Mandatory Exchangeable Trust, 5.75%(d)	2,657,596
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)	534
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)	10,209
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)	23,976
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)	34,779
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)	19,503
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)	58,877
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)	165,128
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)	208,803
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)	643,071
TOTAL CONVERTIBLE PREFERRED STOCK — 0.65% (Cost $2,846,050)		$ 3,822,476
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.43%
$14,400,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	$ 14,398,384
Repurchase Agreements — 1.42%
1,994,878	Undivided interest of 2.42% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $1,994,878 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(e)	1,994,878
1,994,878	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $1,994,878 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(e)	1,994,878
419,878	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $419,878 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(e)	419,878

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,994,878	Undivided interest of 2.74% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $1,994,878 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(e)	$ 1,994,878
1,994,878	Undivided interest of 4.14% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $1,994,878 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(e)	1,994,878
		8,399,390
SHORT TERM INVESTMENTS — 3.85% (Cost $22,797,774)		$ 22,797,774
TOTAL INVESTMENTS — 101.05% (Cost $460,483,446)		$597,836,555
OTHER ASSETS & LIABILITIES, NET — (1.05)%		$ (6,214,981)
TOTAL NET ASSETS — 100.00%		$591,621,574
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $1,297,635 and $2,657,596, respectively, representing 0.45% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	GBP	929,700	USD	1,210,256	December 19, 2018	$6,669
CIT	USD	3,282,198	CAD	4,328,500	October 17, 2018	(70,709)
CIT	USD	5,730,641	EUR	4,891,900	December 19, 2018	9,613
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	14,377,173	GBP	11,092,000	December 19, 2018	$(141,626)
GS	GBP	1,274,100	USD	1,659,990	December 19, 2018	7,734
					Net Depreciation	$(188,319)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 557,730,990	$ 13,289,833	$ 195,482	$ 571,216,305
Convertible Preferred Stock	—	2,657,596	1,164,880	3,822,476
Short Term Investments	—	22,797,774	—	22,797,774
Total investments, at fair value:	557,730,990	38,745,203	1,360,362	597,836,555
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	24,016	—	24,016
Total Assets	$ 557,730,990	$ 38,769,219	$ 1,360,362	$ 597,860,571
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (212,335)	$ —	$ (212,335)
Total Liabilities	$ 0	$ (212,335)	$ 0	$ (212,335)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

September 28, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $31,309,920 in forward contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 183,564	Academy Ltd(b) 6.10%, 07/01/2022 1-mo. LIBOR + 4.00%	$ 142,147
334,370	Air Methods Corp(b) 5.89%, 04/21/2024 3-mo. LIBOR + 3.50%	304,026
	Asurion LLC(b)
550,000	8.58%,08/04/2025 3-mo. LIBOR + 6.00%	565,354
115,000	8.84%,08/04/2025 3-mo. LIBOR + 6.50%	115,767
444,731	Avaya Inc(b) 6.41%, 12/15/2024 1-mo. LIBOR + 4.25%	448,146
375,375	Bausch Health Companies Inc(b) 5.10%, 06/02/2025 1-mo. LIBOR + 3.00%	377,200
542,254	BCP Raptor LLC(b) 6.49%, 06/24/2024 1-mo. LIBOR + 4.25%	533,894
1,061,562	Brand Energy & Infrastructure Services Inc(b) 6.60%, 06/21/2024 1-mo. LIBOR + 4.25%	1,067,714
960,000	California Resources Corp(b) 6.96%, 12/31/2022 1-mo. LIBOR + 9.50%	1,011,375
218,017	Capital Automotive LP(b) 8.08%, 03/24/2025 3-mo. LIBOR + 6.00%	221,287
403,000	Clear Channel Communications(b)(c)(d) 8.83%, 01/30/2019 3-mo. LIBOR + 6.75%	299,563
325,263	CPG International LLC(b) 6.25%, 05/06/2024 3-mo. LIBOR + 3.75%	327,160
265,000	Cypress Intermediate Holdings III Inc (b) 8.99%, 04/28/2025 1-mo. LIBOR + 6.75%	266,491
310,841	Forterra Finance LLC(b) 5.24%, 10/25/2023 1-mo. LIBOR + 3.00%	297,086
308,316	FTS International Inc(b) 7.17%, 04/16/2021 1-mo. LIBOR + 4.75%	308,702
200,339	Gates Global LLC(b) 4.99%, 04/01/2024 1-mo. LIBOR + 3.00%	201,466
723,000	Houston Fuel Oil Terminal Co(b)(e) 5.00%, 06/26/2025 1-mo. LIBOR + 2.75%	724,356
666,259	J Crew Group Inc TLB(b) 5.45%, 03/05/2021 1-mo. LIBOR + 3.22%	603,901
	Jo-Ann Stores LLC(b)
308,401	7.51%,10/20/2023 1-mo. LIBOR + 5.00%	310,136
510,000	11.43%,05/21/2024 (e) 1-mo. LIBOR + 9.25%	503,625
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 607,061	KCA Deutag Alpha Ltd / KCA Deutag US Finance LLC(b) 9.14%, 02/28/2023 3-mo. LIBOR + 13.50%	$ 585,814
224,238	Keane Group Holdings LLC(b)(e) 5.88%, 05/25/2025 3-mo. LIBOR + 3.75%	220,874
415,000	Kronos Inc(b) 10.59%, 11/01/2024 2-mo. LIBOR + 8.25%	423,300
150,000	Navistar Financial Corp(b)(e) 6.00%, 07/30/2025 1-mo. LIBOR + 3.75%	150,469
1,333,300	Navistar Inc TLB(b) 5.64%, 11/06/2024 1-mo. LIBOR + 3.50%	1,337,467
205,000	Ortho-Clinical Diagnostics Inc(b) 5.32%, 06/30/2025 1-mo. LIBOR + 3.25%	205,549
552,225	Oryx Southern Delaware Holdings LLC TLB(b)(e) 5.49%, 02/28/2025 1-mo. LIBOR + 3.25%	543,021
308,438	Rackspace Hosting Inc(b) 5.35%, 11/03/2023 2-mo. LIBOR + 3.00%	304,252
950,000	Refinitiv US Holdings Inc(b)(e) 3.75%, 09/18/2025 3-mo. LIBOR + 3.75%	947,795
958,519	Revlon Consumer Products Corp TLB(b) 5.81%, 09/07/2023 2-mo. LIBOR + 3.50%	729,473
	Robertshaw US Holding Corp(b)
482,150	5.75%,02/28/2025 1-mo. LIBOR + 3.50%	477,931
390,000	10.25%,02/28/2026 (e) 1-mo. LIBOR + 8.00%	374,400
	Talbots Inc(b)
452,684	6.74%,03/19/2020 1-mo. LIBOR + 4.50%	443,064
214,851	10.74%,03/19/2021 (e) 1-mo. LIBOR + 8.50%	207,869
636,450	Titan Acquisition Ltd(b)(e) 5.24%, 03/28/2025 1-mo. LIBOR + 3.00%	615,964
365,000	Traverse Midstream Partners LLC(b) 6.34%, 09/27/2024 3-mo. LIBOR + 4.00%	366,955
488,604	Vertiv Group Corp TLB(b) 6.31%, 11/30/2023 2-mo. LIBOR + 4.00%	490,436
TOTAL BANK LOANS — 6.17% (Cost $17,327,270)		$ 17,054,029

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 7.89%
$ 595,000	Alcoa Nederland Holding BV(f) 6.13%, 05/15/2028	$ 611,362
	Allegheny Technologies Inc
215,000	5.95%, 01/15/2021(g)	218,494
480,000	7.88%, 08/15/2023	513,600
670,000	Alpha 2 BV(f)(g)(h) 8.75%, 06/01/2023 PIK rate, 9.50%	680,050
330,000	Alpha 3 BV / Alpha US Bidco Inc(f) 6.25%, 02/01/2025	328,449
	ArcelorMittal
335,000	6.13%, 06/01/2025	363,970
675,000	7.00%, 10/15/2039	784,355
485,000	Axalta Coating Systems LLC(f) 4.88%, 08/15/2024	475,300
870,000	Big River Steel / BRS Finance Corp(f) 7.25%, 09/01/2025	922,200
585,000	CF Industries Inc 4.95%, 06/01/2043	517,725
	Chemours Co
125,000	6.63%, 05/15/2023	130,574
510,000	7.00%, 05/15/2025	540,850
280,000	5.38%, 05/15/2027	270,200
175,000	Cleveland-Cliffs Inc(g) 5.75%, 03/01/2025	170,188
1,155,000	Compass Minerals International Inc(f) 4.88%, 07/15/2024	1,069,819
	Constellium NV(f)
500,000	5.75%, 05/15/2024	496,875
305,000	6.63%, 03/01/2025(g)	308,813
350,000	Cornerstone Chemical Co(f) 6.75%, 08/15/2024	350,514
	First Quantum Minerals Ltd(f)
345,000	7.50%, 04/01/2025	327,319
530,000	6.88%, 03/01/2026(g)	480,975
	Freeport-McMoRan Inc
550,000	6.88%, 02/15/2023	585,750
265,000	5.45%, 03/15/2043	240,488
1,260,000	GCP Applied Technologies Inc(f) 5.50%, 04/15/2026	1,239,525
515,000	Hudbay Minerals Inc(f) 7.63%, 01/15/2025	531,737
735,000	Ingevity Corp(f) 4.50%, 02/01/2026	700,786
315,000	Joseph T Ryerson & Son Inc(f) 11.00%, 05/15/2022	343,788
345,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(f) 7.00%, 04/15/2025	354,487
	Mercer International Inc
230,000	7.75%, 12/01/2022	240,364
310,000	6.50%, 02/01/2024	318,894
280,000	5.50%, 01/15/2026	274,400
	New Gold Inc(f)
360,000	6.25%, 11/15/2022	315,000
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 170,000	6.38%, 05/15/2025	$ 141,100
485,000	NOVA Chemicals Corp(f) 5.25%, 06/01/2027	451,656
585,000	PQ Corp(f) 5.75%, 12/15/2025	580,612
810,000	Smurfit Kappa Treasury Funding Designated Activity Company 7.50%, 11/20/2025	937,575
	Starfruit Finco BV / Starfruit US Holdco LLC(f)
100,000	6.50%, 10/01/2026	100,000
605,000	8.00%, 10/01/2026	613,319
	Steel Dynamics Inc
258,000	5.25%, 04/15/2023	261,818
295,000	5.50%, 10/01/2024	301,859
185,000	4.13%, 09/15/2025	177,175
340,000	5.00%, 12/15/2026	338,300
	Syngenta Finance NV(f)
580,000	4.89%, 04/24/2025	569,100
580,000	5.18%, 04/24/2028	554,629
365,000	Teck Resources Ltd 3.75%, 02/01/2023	357,700
570,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(f) 5.38%, 09/01/2025	549,508
240,000	Tronox Finance PLC(f) 5.75%, 10/01/2025	222,600
440,000	Tronox Inc(f)(g) 6.50%, 04/15/2026	424,050
485,000	WR Grace & Co-Conn(f) 5.63%, 10/01/2024	510,462
		21,798,314
Communications — 13.69%
200,000	Altice Financing SA(f) 6.63%, 02/15/2023	201,500
600,000	Altice Finco SA(f) 7.63%, 02/15/2025	540,000
	Altice SA(f)
710,000	7.75%, 05/15/2022	691,007
300,000	7.63%, 02/15/2025(g)	271,875
1,160,000	7.38%, 05/01/2026	1,161,218
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	47,419
970,000	CBS Radio Inc(f)(g) 7.25%, 11/01/2024	932,151
	CCO Holdings LLC / CCO Holdings Capital Corp(f)
780,000	5.13%, 05/01/2023	783,159
955,000	5.88%, 04/01/2024	975,294
485,000	5.75%, 02/15/2026	486,819
375,000	5.50%, 05/01/2026	370,781
	Cequel Communications Holdings I LLC / Cequel Capital Corp(f)
765,000	5.13%, 12/15/2021	767,081
820,000	7.75%, 07/15/2025	873,300

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 780,000	7.50%, 04/01/2028	$ 817,050
	Clear Channel Worldwide Holdings Inc
205,000	7.63%, 03/15/2020	205,513
445,000	6.50%, 11/15/2022	454,065
	CommScope Technologies LLC(f)
1,095,000	6.00%, 06/15/2025	1,130,040
560,000	5.00%, 03/15/2027	539,000
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	400,425
765,000	10.13%, 01/15/2023(f)	836,910
890,000	5.25%, 06/01/2024	869,975
400,000	10.88%, 10/15/2025(f)	464,500
	Digicel Ltd(f)
280,000	6.00%, 04/15/2021	259,700
405,000	6.75%, 03/01/2023(g)	337,669
915,000	DISH DBS Corp 5.88%, 11/15/2024	822,356
	Frontier Communications Corp
335,000	10.50%, 09/15/2022	297,101
180,000	11.00%, 09/15/2025	140,348
780,000	8.50%, 04/01/2026(f)	737,100
245,000	Gray Television Inc(f) 5.88%, 07/15/2026	242,856
670,000	iHeartCommunications Inc(c)(d) 9.00%, 12/15/2019	504,175
1,270,000	Intelsat Connect Finance SA(f) 9.50%, 02/15/2023	1,266,825
1,075,000	Intelsat Jackson Holdings SA(f) 9.75%, 07/15/2025	1,138,156
	Level 3 Financing Inc
495,000	5.63%, 02/01/2023	500,618
900,000	5.25%, 03/15/2026	885,420
480,000	Match Group Inc(f) 5.00%, 12/15/2027	477,648
765,000	Meredith Corp(f) 6.88%, 02/01/2026	784,125
	Netflix Inc
95,000	5.88%, 02/15/2025	98,206
385,000	4.88%, 04/15/2028(f)	361,900
340,000	5.88%, 11/15/2028(f)	339,769
1,215,000	Nexstar Broadcasting Inc(f) 5.63%, 08/01/2024	1,189,181
540,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	545,400
865,000	Plantronics Inc(f) 5.50%, 05/31/2023	860,675
140,000	Quebecor Media Inc 5.75%, 01/15/2023	144,025
1,184,000	Sinclair Television Group Inc(f) 5.63%, 08/01/2024	1,167,602
	Sirius XM Radio Inc(f)
375,000	6.00%, 07/15/2024	389,138
850,000	5.00%, 08/01/2027	817,878
735,000	Sprint Capital Corp 6.88%, 11/15/2028	738,447
121,000	Sprint Communications Inc(f) 9.00%, 11/15/2018	121,750
Principal Amount(a)		Fair Value
Communications — (continued)
	Sprint Corp
$1,045,000	7.25%, 09/15/2021	$ 1,103,781
1,790,000	7.88%, 09/15/2023	1,928,474
	T-Mobile USA Inc
260,000	6.00%, 03/01/2023	267,995
940,000	6.38%, 03/01/2025	979,292
220,000	4.50%, 02/01/2026	209,715
325,000	5.38%, 04/15/2027	323,781
530,000	4.75%, 02/01/2028	498,863
130,000	Townsquare Media Inc(f) 6.50%, 04/01/2023	120,250
440,000	Tribune Media Co 5.88%, 07/15/2022	449,350
400,000	Unitymedia GmbH(f) 6.13%, 01/15/2025	420,000
570,000	Univision Communications Inc(f) 5.13%, 02/15/2025	532,950
	Videotron Ltd
505,000	5.00%, 07/15/2022	518,888
595,000	5.13%, 04/15/2027(f)	583,873
570,000	Virgin Media Finance PLC(f) 5.75%, 01/15/2025	563,656
452,000	Windstream Services LLC / Windstream Finance Corp(f) 9.00%, 06/30/2025	349,170
		37,837,188
Consumer, Cyclical — 12.15%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(f)
110,000	4.63%, 01/15/2022	110,413
505,000	4.25%, 05/15/2024	479,311
740,000	5.00%, 10/15/2025	708,557
720,000	Allison Transmission Inc(f) 4.75%, 10/01/2027	679,500
	AMC Entertainment Holdings Inc(g)
95,000	5.88%, 02/15/2022	95,713
415,000	5.75%, 06/15/2025	397,155
325,000	5.88%, 11/15/2026	311,187
315,000	6.13%, 05/15/2027	301,849
460,000	American Builders & Contractors Supply Co Inc(f) 5.75%, 12/15/2023	469,775
	Beacon Roofing Supply Inc
430,000	6.38%, 10/01/2023	445,050
470,000	4.88%, 11/01/2025(f)	432,987
	Boyd Gaming Corp
545,000	6.88%, 05/15/2023(g)	572,522
195,000	6.38%, 04/01/2026	200,753
245,000	6.00%, 08/15/2026	246,837
220,000	Boyne USA Inc(f) 7.25%, 05/01/2025	232,650
825,000	Caesars Resort Collection LLC / CRC Finco Inc(f) 5.25%, 10/15/2025	785,812
920,000	CEC Entertainment Inc(g) 8.00%, 02/15/2022	832,600

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Cinemark USA Inc
$ 365,000	5.13%, 12/15/2022	$ 366,825
215,000	4.88%, 06/01/2023	211,506
1,150,000	Constellation Merger Sub Inc(f) 8.50%, 09/15/2025	1,089,625
90,000	Delta Merger Sub Inc(f) 6.00%, 09/15/2026	91,125
	Diamond Resorts International Inc(f)
380,000	7.75%, 09/01/2023(g)	389,500
295,000	10.75%, 09/01/2024	289,100
270,000	Eldorado Resorts Inc 7.00%, 08/01/2023	284,175
	Golden Nugget Inc(f)
620,000	6.75%, 10/15/2024	628,916
725,000	8.75%, 10/01/2025	760,003
1,010,000	Great Canadian Gaming Corp(f) CAD, 6.63%, 07/25/2022	800,517
360,000	Hanesbrands Inc(f) 4.63%, 05/15/2024	349,875
615,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	606,224
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(f)
705,000	6.75%, 11/15/2021	729,675
1,130,000	10.25%, 11/15/2022	1,243,226
365,000	Jacobs Entertainment Inc(f) 7.88%, 02/01/2024	387,415
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(f)
315,000	5.00%, 06/01/2024	312,442
560,000	5.25%, 06/01/2026	559,020
230,000	4.75%, 06/01/2027	221,088
	Lennar Corp
320,000	4.75%, 11/15/2022	322,000
405,000	5.88%, 11/15/2024(g)	421,706
285,000	LHMC Finco Sarl(f) 7.88%, 12/20/2023	289,702
	Live Nation Entertainment Inc(f)
275,000	4.88%, 11/01/2024	270,187
520,000	5.63%, 03/15/2026	525,200
	Mattamy Group Corp(f)
400,000	6.88%, 12/15/2023	402,500
365,000	6.50%, 10/01/2025	354,050
870,000	Navistar International Corp(f) 6.63%, 11/01/2025	904,800
275,000	Neiman Marcus Group LLC(g) 7.13%, 06/01/2028	224,125
	Neiman Marcus Group Ltd LLC(f)
540,000	8.00%, 10/15/2021(g)	354,713
362,094	8.75%, 10/15/2021(h) PIK rate, 9.50%	238,756
455,000	Penn National Gaming Inc(f)(g) 5.63%, 01/15/2027	438,938
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Penske Automotive Group Inc
$ 550,000	5.75%, 10/01/2022	$ 560,934
440,000	5.38%, 12/01/2024(g)	431,200
425,000	5.50%, 05/15/2026	413,185
240,000	PetSmart Inc(f) 7.13%, 03/15/2023	172,500
	PulteGroup Inc
240,000	5.50%, 03/01/2026	238,800
765,000	7.88%, 06/15/2032	823,331
765,000	Rite Aid Corp(f) 6.13%, 04/01/2023	685,631
920,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(f) 6.13%, 08/15/2021	917,700
680,000	Sabre Global Inc(f) 5.38%, 04/15/2023	681,598
1,575,000	Scientific Games International Inc 10.00%, 12/01/2022	1,668,823
	Six Flags Entertainment Corp(f)
670,000	4.88%, 07/31/2024	656,265
925,000	5.50%, 04/15/2027	915,750
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(f) 5.88%, 05/15/2025	434,562
490,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	486,325
715,000	Wabash National Corp(f) 5.50%, 10/01/2025	682,825
	WMG Acquisition Corp(f)
485,000	5.00%, 08/01/2023	484,394
160,000	5.50%, 04/15/2026	158,800
365,000	Wolverine World Wide Inc(f) 5.00%, 09/01/2026	358,156
65,000	Wyndham Destinations Inc 5.75%, 04/01/2027	61,263
445,000	Wyndham Hotels & Resorts Inc(f) 5.38%, 04/15/2026	441,106
1,005,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(f) 5.25%, 05/15/2027	933,394
		33,576,147
Consumer, Non-Cyclical — 10.15%
740,000	Air Medical Group Holdings Inc(f)(g) 6.38%, 05/15/2023	664,150
	Ashtead Capital Inc(f)
460,000	4.13%, 08/15/2025	437,000
570,000	4.38%, 08/15/2027	541,500
1,795,000	Aveta Inc(c)(g)(i)(j)(k) 0.00%, 04/01/2019	180
	Bausch Health Cos Inc(f)
450,000	5.88%, 05/15/2023	436,837
960,000	7.00%, 03/15/2024	1,014,240

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 740,000	6.13%, 04/15/2025	$ 703,777
165,000	5.50%, 11/01/2025	164,711
460,000	9.00%, 12/15/2025	495,093
545,000	9.25%, 04/01/2026	587,919
490,000	8.50%, 01/31/2027	514,500
595,000	BioScrip Inc(g) 8.88%, 02/15/2021	563,762
445,000	Carriage Services Inc(f) 6.63%, 06/01/2026	455,012
	Centene Corp
310,000	4.75%, 05/15/2022	312,945
730,000	6.13%, 02/15/2024	768,325
240,000	5.38%, 06/01/2026(f)	246,000
	CHS / Community Health Systems Inc
741,000	6.88%, 02/01/2022	415,182
1,105,000	6.25%, 03/31/2023	1,051,131
785,000	8.13%, 06/30/2024(f)(g)	655,475
580,000	Dean Foods Co(f)(g) 6.50%, 03/15/2023	545,780
565,000	Diamond BC BV EUR, 5.63%, 08/15/2025	613,327
480,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(f) 6.00%, 07/15/2023	426,000
385,000	Endo Finance LLC / Endo Finco Inc(f) 5.38%, 01/15/2023	338,800
440,000	Fresh Market Inc(f) 9.75%, 05/01/2023	327,800
505,000	Gartner Inc(f) 5.13%, 04/01/2025	507,712
910,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	935,025
	HCA Inc
695,000	6.50%, 02/15/2020	721,584
55,000	7.50%, 02/15/2022	60,225
675,000	5.25%, 06/15/2026	694,406
825,000	2.33%, 06/15/2047	836,344
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(f)	599,582
40,000	4.00%, 03/01/2026(f)	38,275
250,000	4.75%, 08/01/2028	250,600
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(f) 6.38%, 08/01/2023	715,325
355,000	Kinetic Concepts Inc / KCI USA Inc(f) 12.50%, 11/01/2021	390,607
	Lamb Weston Holdings Inc(f)
50,000	4.63%, 11/01/2024	48,938
835,000	4.88%, 11/01/2026	818,300
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(f)(g) 5.50%, 04/15/2025	388,470
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	436,987
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 125,000	4.88%, 06/15/2025(f)	$ 122,813
320,000	Nielsen Co Luxembourg Sarl(f) 5.00%, 02/01/2025	313,600
795,000	Nielsen Finance LLC / Nielsen Finance Co(f) 5.00%, 04/15/2022	775,912
595,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(f) 6.63%, 05/15/2022	581,315
485,000	Refinitiv US Holdings Inc(f) 6.25%, 05/15/2026	484,697
	Service Corp International
114,000	5.38%, 01/15/2022	115,425
910,000	5.38%, 05/15/2024	928,200
290,000	7.50%, 04/01/2027	326,070
175,000	4.63%, 12/15/2027	167,563
320,000	Sotera Health Holdings LLC(f) 6.50%, 05/15/2023	329,600
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	15,375
400,000	6.13%, 12/15/2024	408,000
340,000	5.75%, 07/15/2025	343,400
	Tenet Healthcare Corp
635,000	6.00%, 10/01/2020	654,844
325,000	8.13%, 04/01/2022	342,485
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024	451,785
685,000	6.75%, 03/01/2028(g)	722,169
735,000	TMS International Corp(f) 7.25%, 08/15/2025	740,512
	WellCare Health Plans Inc
305,000	5.25%, 04/01/2025	309,956
190,000	5.38%, 08/15/2026(f)	193,325
		28,048,872
Diversified — 0.18%
515,000	Trident Merger Sub Inc(f) 6.63%, 11/01/2025	487,963
Energy — 13.63%
220,000	Aker BP ASA(f) 5.88%, 03/31/2025	227,150
1,120,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp 7.88%, 12/15/2024	1,064,000
	Antero Resources Corp
740,000	5.38%, 11/01/2021	749,472
180,000	5.63%, 06/01/2023	184,275
745,000	Apergy Corp(f) 6.38%, 05/01/2026	765,487
	Ascent Resources Utica Holdings LLC / ARU Finance Corp(f)
345,000	10.00%, 04/01/2022(g)	388,988

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 180,000	7.00%, 11/01/2026	$ 178,785
240,000	Baytex Energy Corp(f) 5.63%, 06/01/2024	229,200
	California Resources Corp
370,000	5.00%, 01/15/2020	353,350
327,000	8.00%, 12/15/2022(f)(g)	311,876
134,575	CHC Group LLC / CHC Finance Ltd(k) 0.00%, 10/01/2020	134,575
	Cheniere Corpus Christi Holdings LLC
1,052,000	5.88%, 03/31/2025	1,104,600
560,000	5.13%, 06/30/2027	562,100
	Chesapeake Energy Corp
350,000	5.75%, 03/15/2023	340,813
565,000	8.00%, 01/15/2025(g)	583,080
220,000	8.00%, 06/15/2027	224,290
610,000	Comstock Escrow Corp(f) 9.75%, 08/15/2026	608,658
	Continental Resources Inc
500,000	3.80%, 06/01/2024	490,182
800,000	4.90%, 06/01/2044	788,653
965,000	Covey Park Energy LLC / Covey Park Finance Corp(f) 7.50%, 05/15/2025	978,269
500,000	CrownRock LP / CrownRock Financial Inc(f) 5.63%, 10/15/2025	489,375
	DCP Midstream Operating LP
240,000	5.38%, 07/15/2025	243,900
255,000	6.75%, 09/15/2037(f)	272,850
	Denbury Resources Inc
476,000	9.00%, 05/15/2021(f)	514,675
230,000	6.38%, 08/15/2021	224,250
240,000	7.50%, 02/15/2024(f)	247,200
	Diamondback Energy Inc
265,000	4.75%, 11/01/2024	265,331
965,000	5.38%, 05/31/2025	986,712
	Endeavor Energy Resources LP / EER Finance Inc(f)
300,000	5.50%, 01/30/2026	300,000
755,000	5.75%, 01/30/2028	755,000
	Energy Transfer Equity LP
720,000	5.88%, 01/15/2024	757,800
250,000	5.50%, 06/01/2027	259,450
1,345,000	Energy Transfer Partners LP(l) 6.63%, Perpetual	1,287,837
675,000	Ensco PLC 7.75%, 02/01/2026	669,937
	EP Energy LLC / Everest Acquisition Finance Inc
396,000	9.38%, 05/01/2020	393,030
389,000	9.38%, 05/01/2024(f)	320,925
190,000	8.00%, 11/29/2024(f)(g)	191,425
370,000	8.00%, 02/15/2025(f)	283,050
Principal Amount(a)		Fair Value
Energy — (continued)
$ 490,000	7.75%, 05/15/2026(f)	$ 501,637
960,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp(f) 5.63%, 02/15/2026	969,600
830,000	Holly Energy Partners LP / Holly Energy Finance Corp(f) 6.00%, 08/01/2024	848,675
875,000	Indigo Natural Resources LLC(f) 6.88%, 02/15/2026	846,562
590,000	Jagged Peak Energy LLC(f) 5.88%, 05/01/2026	587,050
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	124,401
360,000	7.75%, 01/15/2032	454,298
	MEG Energy Corp(f)
495,000	6.38%, 01/30/2023	450,450
700,000	6.50%, 01/15/2025	693,000
	Nabors Industries Inc
75,000	5.50%, 01/15/2023(g)	73,661
800,000	5.75%, 02/01/2025(f)	766,703
	Newfield Exploration Co
125,000	5.75%, 01/30/2022	130,781
230,000	5.63%, 07/01/2024	242,363
670,000	5.38%, 01/01/2026	694,287
	Noble Holding International Ltd
425,000	7.75%, 01/15/2024(g)	421,812
220,000	7.88%, 02/01/2026(f)	228,250
	Oasis Petroleum Inc
873,000	6.88%, 03/15/2022	888,260
485,000	6.25%, 05/01/2026(f)(g)	495,064
400,000	Precision Drilling Corp(f) 7.13%, 01/15/2026	411,000
	Range Resources Corp
390,000	5.75%, 06/01/2021	401,213
90,000	5.00%, 03/15/2023	88,425
	SESI LLC
150,000	7.13%, 12/15/2021	152,100
700,000	7.75%, 09/15/2024	714,000
	Seven Generations Energy Ltd(f)
195,000	6.75%, 05/01/2023	200,850
405,000	5.38%, 09/30/2025	393,863
	Seventy Seven Energy Inc(c)(i)(j)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
	SM Energy Co
275,000	5.00%, 01/15/2024	268,813
600,000	6.75%, 09/15/2026(g)	623,250
190,000	6.63%, 01/15/2027	196,413
445,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(f) 5.50%, 01/15/2028	448,894
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
305,000	5.38%, 02/01/2027	305,000

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 710,000	5.00%, 01/15/2028(f)	$ 690,120
240,000	Transocean Pontus Ltd(f) 6.13%, 08/01/2025	243,898
770,000	Trinidad Drilling Ltd(f)(g) 6.63%, 02/15/2025	762,300
685,000	USA Compression Partners LP / USA Compression Finance Corp(f) 6.88%, 04/01/2026	707,262
70,000	Vermilion Energy Inc(f) 5.63%, 03/15/2025	69,563
	Weatherford International Ltd(g)
130,000	8.25%, 06/15/2023	122,850
685,000	9.88%, 02/15/2024	669,587
455,000	Whiting Petroleum Corp 6.63%, 01/15/2026	473,200
	Williams Cos Inc
39,000	7.75%, 06/15/2031	46,970
555,000	8.75%, 03/15/2032	740,685
	WPX Energy Inc
355,000	8.25%, 08/01/2023	402,925
360,000	5.75%, 06/01/2026(g)	364,500
		37,645,143
Financial — 9.77%
510,000	Alliance Data Systems Corp(f) 5.38%, 08/01/2022	513,825
560,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(f) 8.25%, 08/01/2023	579,600
1,770,000	Ally Financial Inc 8.00%, 11/01/2031	2,143,912
570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.92%	715,350
635,000	ASP AMC Merger Sub Inc(f) 8.00%, 05/15/2025	482,600
	Bank of America Corp(g)(l)
225,000	6.10%, Perpetual	235,969
265,000	6.50%, Perpetual	286,200
	CIT Group Inc
190,000	5.00%, 08/15/2022	194,180
775,000	5.00%, 08/01/2023	790,577
320,000	5.25%, 03/07/2025	326,400
430,000	CNG Holdings Inc(f) 9.38%, 05/15/2020	421,400
625,000	CNO Financial Group Inc 5.25%, 05/30/2025	639,062
315,000	Credit Acceptance Corp 7.38%, 03/15/2023	329,963
620,000	Credit Suisse Group AG(f)(l) 6.25%, Perpetual	611,475
230,000	Dresdner Funding Trust I(f) 8.15%, 06/30/2031	283,763
385,000	Equinix Inc 5.38%, 05/15/2027	385,639
745,000	ESH Hospitality Inc(f) 5.25%, 05/01/2025	722,650
Principal Amount(a)		Fair Value
Financial — (continued)
$ 305,000	Fairfax Financial Holdings Ltd(f) 4.85%, 04/17/2028	$ 301,398
	Freedom Mortgage Corp(f)
520,000	8.13%, 11/15/2024	504,400
445,000	8.25%, 04/15/2025	431,650
385,000	goeasy Ltd(f) 7.88%, 11/01/2022	400,881
990,000	Howard Hughes Corp(f) 5.38%, 03/15/2025	977,665
530,000	HUB International Ltd(f) 7.00%, 05/01/2026	530,694
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
80,000	6.00%, 08/01/2020	81,454
330,000	5.88%, 02/01/2022	334,406
340,000	6.25%, 02/01/2022	348,500
350,000	6.75%, 02/01/2024	358,313
	Iron Mountain Inc(f)
770,000	4.88%, 09/15/2027	705,512
255,000	5.25%, 03/15/2028	236,513
	iStar Inc
345,000	6.00%, 04/01/2022	347,588
160,000	5.25%, 09/15/2022	157,600
45,000	Liberty Mutual Group Inc(f) 7.80%, 03/15/2037	52,650
580,000	Lions Gate Capital Holdings LLC(f) 5.88%, 11/01/2024	594,500
393,000	Lloyds Banking Group PLC(l) 7.50%, Perpetual	405,281
750,000	LPL Holdings Inc(f) 5.75%, 09/15/2025	734,062
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
200,000	5.63%, 05/01/2024	205,000
220,000	4.50%, 01/15/2028	201,322
	Nationstar Mortgage Holdings Inc(f)
450,000	8.13%, 07/15/2023	471,285
145,000	9.13%, 07/15/2026	151,888
405,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	405,486
640,000	Provident Funding Associates LP / PFG Finance Corp(f) 6.38%, 06/15/2025	640,000
	Royal Bank of Scotland Group PLC(l)
495,000	7.50%, Perpetual	506,756
833,000	7.65%, Perpetual	1,042,291
	Springleaf Finance Corp
555,000	6.13%, 05/15/2022	570,679
485,000	6.88%, 03/15/2025	484,758
240,000	7.13%, 03/15/2026	239,550
540,000	Starwood Property Trust Inc 4.75%, 03/15/2025	517,109
390,000	Stearns Holdings Inc(f) 9.38%, 08/15/2020	382,200

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 725,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(f) 6.75%, 06/01/2025	$ 705,062
465,000	TMX Finance LLC / TitleMax Finance Corp(f) 11.13%, 04/01/2023	465,000
645,000	Travelport Corporate Finance PLC(f) 6.00%, 03/15/2026	655,107
525,000	USIS Merger Sub Inc(f) 6.88%, 05/01/2025	523,688
875,000	Werner FinCo LP / Werner FinCo Inc(f) 8.75%, 07/15/2025	844,375
845,000	WeWork Cos Inc(f) 7.88%, 05/01/2025	821,762
		26,998,950
Industrial — 12.53%
480,000	American Woodmark Corp(f) 4.88%, 03/15/2026	458,700
209,138	ARD Securities Finance Sarl(f)(h) 8.75%, 01/31/2023 PIK rate, 8.75%	209,138
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(f)
990,000	7.25%, 05/15/2024	1,035,787
240,000	6.00%, 02/15/2025	235,680
615,000	ATS Automation Tooling Systems Inc(f) 6.50%, 06/15/2023	636,525
	Berry Global Inc
310,000	5.13%, 07/15/2023	313,333
120,000	4.50%, 02/15/2026(f)	114,000
1,070,000	BMC East LLC(f) 5.50%, 10/01/2024	1,033,887
1,335,000	Boise Cascade Co(f) 5.63%, 09/01/2024	1,361,299
	Bombardier Inc(f)
100,000	8.75%, 12/01/2021	110,585
1,060,000	7.50%, 12/01/2024	1,118,300
935,000	Brand Industrial Services Inc(f) 8.50%, 07/15/2025	961,068
550,000	Briggs & Stratton Corp 6.88%, 12/15/2020	581,625
880,000	Builders FirstSource Inc(f) 5.63%, 09/01/2024	845,900
	BWAY Holding Co(f)
325,000	5.50%, 04/15/2024	319,504
1,515,000	7.25%, 04/15/2025	1,476,973
515,000	CEMEX Finance LLC(f) 6.00%, 04/01/2024	530,465
815,000	Cemex SAB de CV(f) 6.13%, 05/05/2025	840,469
260,000	CPG Merger Sub LLC(f) 8.00%, 10/01/2021	262,925
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 185,000	Crown Americas LLC / Crown Americas Capital Corp VI(f)(g) 4.75%, 02/01/2026	$ 177,138
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	707,962
180,000	Energizer Gamma Acquisition Inc(f) 6.38%, 07/15/2026	186,075
	Flex Acquisition Co Inc(f)
355,000	6.88%, 01/15/2025	339,025
410,000	7.88%, 07/15/2026	404,875
517,000	Gates Global LLC / Gates Global Co(f) 6.00%, 07/15/2022	520,231
195,000	GFL Environmental Inc(f) 5.38%, 03/01/2023	183,300
915,000	Hulk Finance Corp(f) 7.00%, 06/01/2026	884,119
750,000	Itron Inc(f) 5.00%, 01/15/2026	720,000
680,000	James Hardie International Finance Designated Activity Co(f) 5.00%, 01/15/2028	642,600
	Jeld-Wen Inc(f)
355,000	4.63%, 12/15/2025	327,488
310,000	4.88%, 12/15/2027	282,488
450,000	Legrand France SA 8.50%, 02/15/2025	554,109
855,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	852,862
195,000	MasTec Inc(g) 4.88%, 03/15/2023	193,538
	Novelis Corp(f)
625,000	6.25%, 08/15/2024	637,500
935,000	5.88%, 09/30/2026	912,794
745,000	Oshkosh Corp 5.38%, 03/01/2025	767,350
335,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	343,375
540,000	Pisces Midco Inc(f) 8.00%, 04/15/2026	543,375
945,000	RBS Global Inc / Rexnord LLC(f) 4.88%, 12/15/2025	900,112
	Standard Industries Inc(f)
500,000	5.38%, 11/15/2024	499,375
50,000	6.00%, 10/15/2025	51,125
395,000	5.00%, 02/15/2027	371,794
45,000	4.75%, 01/15/2028	41,567
665,000	Stevens Holding Co Inc(f) 6.13%, 10/01/2026	675,806
420,000	Tennant Co 5.63%, 05/01/2025	425,250
560,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(f) 7.75%, 04/15/2026	485,800
630,000	TopBuild Corp(f) 5.63%, 05/01/2026	615,825
	TransDigm Inc
300,000	6.50%, 07/15/2024	307,350

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 260,000	6.50%, 05/15/2025	$ 264,875
610,000	6.38%, 06/15/2026	616,100
1,200,000	TTM Technologies Inc(f) 5.63%, 10/01/2025	1,203,000
665,000	US Concrete Inc 6.38%, 06/01/2024	672,780
	USG Corp
305,000	5.50%, 03/01/2025(f)	311,100
715,000	4.88%, 06/01/2027	722,872
490,000	Vertiv Group Corp(f) 9.25%, 10/15/2024	509,600
105,000	Vertiv Intermediate Holding Corp(f)(h) 12.00%, 02/15/2022 PIK rate, 13.00%	107,363
780,000	Watco Cos LLC / Watco Finance Corp(f) 6.38%, 04/01/2023	795,600
1,010,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	977,175
845,000	Wrangler Buyer Corp(f) 6.00%, 10/01/2025	819,304
560,000	Zekelman Industries Inc(f) 9.88%, 06/15/2023	608,300
		34,608,440
Technology — 4.33%
595,000	Ascend Learning LLC(f) 6.88%, 08/01/2025	600,950
790,000	Banff Merger Sub Inc(f) 9.75%, 09/01/2026	801,455
	Dell International LLC / EMC Corp(f)
105,000	5.88%, 06/15/2021	108,150
685,000	5.45%, 06/15/2023	719,507
1,845,000	7.13%, 06/15/2024	1,981,714
	First Data Corp(f)
570,000	7.00%, 12/01/2023	593,513
1,345,000	5.75%, 01/15/2024	1,362,149
1,115,000	Infor Software Parent LLC / Infor Software Parent Inc(f)(h) 7.13%, 05/01/2021 PIK rate, 7.88%	1,126,986
760,000	Infor US Inc 6.50%, 05/15/2022	770,298
270,000	Microchip Technology Inc 1.63%, 02/15/2027	287,408
190,000	Qorvo Inc(f) 5.50%, 07/15/2026	192,875
1,360,000	Rackspace Hosting Inc(f)(g) 8.63%, 11/15/2024	1,324,300
1,340,000	Solera LLC / Solera Finance Inc(f) 10.50%, 03/01/2024	1,468,372
Principal Amount(a)		Fair Value
Technology — (continued)
$ 660,000	Western Digital Corp 4.75%, 02/15/2026	$ 638,269
		11,975,946
Utilities — 2.26%
	AES Corp
95,000	4.50%, 03/15/2023	95,238
1,105,000	5.50%, 04/15/2025	1,132,625
260,000	5.13%, 09/01/2027	262,600
	Calpine Corp
90,000	5.88%, 01/15/2024(f)	90,675
980,000	5.75%, 01/15/2025(g)	867,300
355,000	5.25%, 06/01/2026(f)	328,819
84,351	GenOn Energy Inc(c)(g)(i) 9.88%, 10/15/2020	56,937
	NRG Energy Inc
350,000	7.25%, 05/15/2026	380,860
725,000	6.63%, 01/15/2027	760,887
225,000	5.75%, 01/15/2028(f)	227,250
	Vistra Energy Corp
946,000	7.63%, 11/01/2024	1,018,132
320,000	8.13%, 01/30/2026(f)	352,400
650,000	Vistra Operations Co LLC(f) 5.50%, 09/01/2026	657,312
		6,231,035
TOTAL CORPORATE BONDS AND NOTES — 86.58% (Cost $240,991,566)		$239,207,998
CONVERTIBLE BONDS
Communications — 0.12%
357,000	DISH Network Corp 3.38%, 08/15/2026	340,495
Consumer, Cyclical — 0.09%
150,150	Caesars Entertainment Corp 5.00%, 10/01/2024	244,532
Technology — 0.18%
422,000	ON Semiconductor Corp 1.00%, 12/01/2020	489,550
TOTAL CONVERTIBLE BONDS — 0.39% (Cost $1,084,697)		$ 1,074,577
Shares
COMMON STOCK
Communications — 0.29%
1,460	Charter Communications Inc Class A(m)	475,785

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Communications — (continued)
4,599	T-Mobile US Inc(m)	$ 322,758
		798,543
Consumer, Cyclical — 0.13%
6,045	Caesars Entertainment Corp(g)(m)	61,961
5,240	Live Nation Entertainment Inc(m)	285,423
		347,384
Consumer, Non-Cyclical — 0.02%
3,415	Concordia International Corp(g)(m)	68,720
Energy — 0.20%
32,610	Halcon Resources Corp(g)(m)	145,767
70	MWO Holdings LLC(j)(m)	5,670
4,765	Nine Point Energy(j)(m)	65,566
11,893	SandRidge Energy Inc(m)	129,277
17,520	Seven Generations Energy Ltd Class A(m)	208,886
		555,166
Financial — 0.34%
20,505	Ally Financial Inc	542,357
7,486	CIT Group Inc	386,353
		928,710
Industrial — 0.37%
10,310	Berry Global Group Inc(m)	498,901
5,920	Crown Holdings Inc(g)(m)	284,160
491	Tervita Corp(m)	3,387
5,031	US Concrete Inc(g)(m)	230,671
		1,017,119
Technology — 0.16%
20,362	Avaya Holdings Corp(g)(m)	450,815
TOTAL COMMON STOCK — 1.51% (Cost $7,197,445)		$ 4,166,457
CONVERTIBLE PREFERRED STOCK
Energy — 0.04%
101	Nine Point Energy, 0.00%(j)	104,546
Financial — 0.37%
568	Crown Castle International Corp Series A, 6.88%	612,934
Shares		Fair Value
Financial — (continued)
15,268	EPR Properties Series C, 5.75%(g)	$ 427,657
		1,040,591
Industrial — 0.18%
464	Fortive Corp, 5.00%	494,842
TOTAL CONVERTIBLE PREFERRED STOCK — 0.59% (Cost $1,519,254)		$ 1,639,979
PREFERRED STOCK
Financial — 0.29%
13,425	Federal National Mortgage Association(g)	73,972
16,517	GMAC Capital Trust I	434,397
6,157	iStar Inc	292,273
TOTAL PREFERRED STOCK — 0.29% (Cost $1,070,611)		$ 800,642
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(j)(m)	22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,673
WARRANTS
Energy — 0.00%(n)
8,858	Halcon Resources Corp(m)	886
TOTAL WARRANTS — 0.00%(n) (Cost $31,890)		$ 886
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.36%
$9,300,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	9,298,956
U.S. Treasury Bonds and Notes — 0.05%
	U.S. Treasury Bills(o)
11,000	1.93%, 10/18/2018	10,989
5,000	2.08%, 10/25/2018	4,993
2,000	1.99%, 11/01/2018	1,996
3,000	2.02%, 11/08/2018	2,993

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 111,000	2.05%, 11/15/2018	$ 110,704
		131,675
Repurchase Agreements — 5.88%
3,858,693	Undivided interest of 4.68% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $3,858,693 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(p)	3,858,693
3,858,693	Undivided interest of 4.74% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $3,858,693 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(p)	3,858,693
811,157	Undivided interest of 5.13% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $811,157 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(p)	811,157
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,858,693	Undivided interest of 5.30% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $3,858,693 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(p)	$ 3,858,693
3,858,693	Undivided interest of 8.01% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $3,858,693 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(p)	3,858,693
		16,245,929
SHORT TERM INVESTMENTS — 9.29% (Cost $25,676,560)		$ 25,676,560
TOTAL INVESTMENTS — 104.83% (Cost $294,919,824)		$289,643,801
OTHER ASSETS & LIABILITIES, NET — (4.83)%		$ (13,355,455)
TOTAL NET ASSETS — 100.00%		$276,288,346

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(c)	Security in bankruptcy at September 28, 2018.
(d)	Security in default; some interest payments received during the last 12 months. At September 28, 2018, the aggregate cost and fair value of such securities was $1,069,909 and $803,738.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $150,984,594 and $148,668,760, respectively, representing 53.81% of net assets.
(g)	All or a portion of the security is on loan at September 28, 2018.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security in default; no interest payments received during the last 12 months. At September 28, 2018, the aggregate cost and fair value of such securities was $214,356 and $57,175.
(j)	Security is fair valued using significant unobservable inputs.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(p)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TLB	Term Loan B
At September 28, 2018, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Houston Fuel Oil Terminal Co	5.00%	06/26/2025	06/19/2018	$721,246	$ 724,356	0.26%
Jo-Ann Stores LLC	11.43	05/21/2024	05/02/2018	502,627	503,625	0.18
Keane Group Holdings LLC	5.88	05/25/2025	08/27/2018-08/31/2018	223,858	220,874	0.08
Navistar Financial Corp	6.00	07/30/2025	07/26/2018	149,253	150,469	0.06
Oryx Southern Delaware Holdings LLC TLB	5.49	02/28/2025	04/09/2018	549,557	543,021	0.20
Refinitiv US Holdings Inc	3.75	09/18/2025	09/18/2018	948,549	947,795	0.34
Robertshaw US Holding Corp	10.25	02/28/2026	02/15/2018	386,268	374,400	0.14
Talbots Inc	10.74	03/19/2021	06/22/2017	209,547	207,869	0.08
Titan Acquisition Ltd	5.24	03/28/2025	03/16/2018	634,955	615,964	0.22
				$4,325,860	$4,288,373	1.56%
At September 28, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	118,508	EUR	100,000	December 19, 2018	$1,559
CIT	USD	178,801	CAD	235,800	October 17, 2018	(3,852)
JPM	CAD	103,600	USD	80,242	October 17, 2018	8
JPM	USD	485,933	CAD	640,900	October 17, 2018	(10,516)
SSB	USD	427,766	CAD	564,100	October 17, 2018	(9,193)
SSB	USD	671,176	EUR	572,700	December 19, 2018	1,409
WES	USD	29,267	CAD	38,600	October 17, 2018	(633)
					Net Depreciation	$(21,218)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
At September 28, 2018, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.HY.31	$3,988,000	$(286,338)	$(286,318)	5.00	December 20, 2023	$(20)	Buy	Quarterly
					Net Depreciation	$(20)
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.

September 28, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 17,054,029	$ —	$ 17,054,029
Corporate Bonds and Notes	—	239,207,760	238	239,207,998
Convertible Bonds	—	1,074,577	—	1,074,577
Common Stock	4,095,221	—	71,236	4,166,457
Convertible Preferred Stock	—	1,535,433	104,546	1,639,979
Preferred Stock	508,369	292,273	—	800,642
Rights	—	—	22,673	22,673
Warrants	886	—	—	886
Short Term Investments	—	25,676,560	—	25,676,560
Total investments, at fair value:	4,604,476	284,840,632	198,693	289,643,801
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,976	—	2,976
Total Assets	$ 4,604,476	$ 284,843,608	$ 198,693	$ 289,646,777
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (24,194)	$ —	$ (24,194)
Credit Default Swaps(a)	—	(20)	—	(20)
Total Liabilities	$ 0	$ (24,214)	$ 0	$ (24,214)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,200,096 in forward contracts for the reporting period.

September 28, 2018

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $3,819,300 in credit default swaps for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.45%
71,891	American Campus Communities Inc REIT	$ 2,959,034
136,818	American Homes 4 Rent REIT Class A	2,994,946
82,806	Apartment Investment & Management Co REIT Class A	3,654,229
72,881	AvalonBay Communities Inc REIT	13,202,393
48,800	Camden Property Trust REIT	4,566,216
193,736	Equity Residential REIT	12,836,947
34,753	Essex Property Trust Inc REIT	8,573,913
47,391	Independence Realty Trust Inc REIT	499,027
153,695	Invitation Homes Inc REIT	3,521,152
59,863	Mid-America Apartment Communities Inc REIT	5,997,075
140,853	UDR Inc REIT	5,694,687
		64,499,619
Diversified REITS — 9.59%
21,842	American Assets Trust Inc REIT	814,488
221,116	Cousins Properties Inc REIT	1,965,721
108,626	Digital Realty Trust Inc REIT	12,218,253
187,862	Duke Realty Corp REIT	5,329,645
140,605	Forest City Realty Trust Inc REIT Class A	3,527,779
30,006	NorthStar Realty Europe Corp REIT	424,885
10,467	PS Business Parks Inc REIT	1,330,251
91,073	Vornado Realty Trust REIT	6,648,329
41,320	Washington REIT	1,266,458
		33,525,809
Health Care REITS — 9.97%
247,215	HCP Inc REIT	6,506,699
65,902	Healthcare Realty Trust Inc REIT	1,928,293
20,750	LTC Properties Inc REIT	915,282
124,689	Senior Housing Properties Trust REIT	2,189,539
6,865	Universal Health Realty Income Trust REIT	510,825
187,491	Ventas Inc REIT	10,195,761
195,739	Welltower Inc REIT	12,589,932
		34,836,331
Hotels REITS — 9.02%
113,619	Apple Hospitality Inc REIT	1,987,196
41,850	Ashford Hospitality Trust Inc REIT	267,422
15,518	Braemar Hotels & Resorts Inc REIT	182,647
24,978	Chatham Lodging Trust REIT	521,790
Shares		Fair Value
Hotels REITS — (continued)
31,658	Chesapeake Lodging Trust REIT	$ 1,015,272
105,457	DiamondRock Hospitality Co REIT	1,230,683
19,464	Hersha Hospitality Trust REIT	441,249
86,339	Hospitality Properties Trust REIT	2,490,017
390,059	Host Hotels & Resorts Inc REIT	8,230,245
58,090	LaSalle Hotel Properties REIT	2,009,333
105,776	Park Hotels & Resorts Inc REIT	3,471,568
36,313	Pebblebrook Hotel Trust REIT(a)	1,320,704
92,136	RLJ Lodging Trust REIT	2,029,756
26,966	Ryman Hospitality Properties Inc REIT	2,323,660
54,985	Summit Hotel Properties Inc REIT	743,947
118,638	Sunstone Hotel Investors Inc REIT	1,940,918
56,147	Xenia Hotels & Resorts Inc REIT	1,330,684
		31,537,091
Manufactured Homes REITS — 2.51%
46,657	Equity LifeStyle Properties Inc REIT	4,500,068
42,121	Sun Communities Inc REIT	4,276,966
		8,777,034
Office Property REITS — 13.71%
55,489	Alexandria Real Estate Equities Inc REIT	6,979,961
81,221	Boston Properties Inc REIT	9,997,493
93,916	Brandywine Realty Trust REIT	1,476,360
62,419	Columbia Property Trust Inc REIT	1,475,585
53,702	Corporate Office Properties Trust REIT	1,601,931
84,030	Douglas Emmett Inc REIT	3,169,612
31,972	Easterly Government Properties Inc REIT	619,298
63,848	Equity Commonwealth REIT(b)	2,048,882
58,064	Franklin Street Properties Corp REIT	463,931
54,342	Highwoods Properties Inc REIT	2,568,203
82,454	Hudson Pacific Properties Inc REIT	2,697,895
56,491	JBG SMITH Properties REIT	2,080,564
51,990	Kilroy Realty Corp REIT	3,727,163
47,378	Mack-Cali Realty Corp REIT	1,007,256
107,520	Paramount Group Inc REIT	1,622,477
67,322	Piedmont Office Realty Trust Inc REIT Class A	1,274,405
45,555	SL Green Realty Corp REIT	4,442,979

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
26,813	Tier Inc REIT	$ 646,193
		47,900,188
Regional Malls REITS — 10.38%
99,200	CBL & Associates Properties Inc REIT(a)	395,808
55,408	Macerich Co REIT	3,063,508
33,425	Pennsylvania Real Estate Investment Trust(a)	316,201
162,612	Simon Property Group Inc REIT	28,741,671
49,636	Tanger Factory Outlet Centers Inc REIT(a)	1,135,672
32,106	Taubman Centers Inc REIT	1,920,902
97,917	Washington Prime Group Inc REIT	714,794
		36,288,556
Shopping Centers REITS — 7.97%
42,940	Acadia Realty Trust REIT	1,203,607
159,299	Brixmor Property Group Inc REIT	2,789,326
39,452	Cedar Realty Trust Inc REIT	183,846
80,738	DDR Corp REIT(a)	1,081,082
38,524	Federal Realty Investment Trust REIT	4,872,130
223,543	Kimco Realty Corp REIT	3,742,110
44,131	Kite Realty Group Trust REIT	734,781
42,739	Ramco-Gershenson Properties Trust REIT	581,250
89,056	Regency Centers Corp REIT	5,759,252
59,315	Retail Opportunity Investments Corp REIT	1,107,411
115,396	Retail Properties of America Inc REIT Class A	1,406,677
7,338	Retail Value Inc REIT(b)	239,879
6,938	Saul Centers Inc REIT	388,528
14,116	Seritage Growth Properties REIT(a)	670,369
55,723	Urban Edge Properties REIT	1,230,364
62,606	Weingarten Realty Investors REIT	1,863,155
		27,853,767
Storage REITS — 7.87%
95,897	CubeSmart REIT	2,735,941
66,355	Extra Space Storage Inc REIT	5,748,997
24,467	Life Storage Inc REIT	2,328,280
29,672	National Storage Affiliates Trust REIT	754,856
78,983	Public Storage REIT	15,925,342
		27,493,416
Warehouse/Industry REITS — 9.23%
18,361	EastGroup Properties Inc REIT	1,755,679
Shares		Fair Value
Warehouse/Industry REITS — (continued)
65,871	First Industrial Realty Trust Inc REIT	$ 2,068,350
77,696	Liberty Property Trust REIT	3,282,656
331,595	Prologis Inc REIT	22,478,825
26,869	QTS Realty Trust Inc REIT Class A	1,146,500
47,971	Rexford Industrial Realty Inc REIT	1,533,153
		32,265,163
TOTAL COMMON STOCK — 98.70% (Cost $330,290,734)		$344,976,974
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.94%
$3,300,000	Federal Home Loan Bank 2.03%, 10/01/2018	3,299,633
Repurchase Agreements — 1.30%
1,078,040	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $1,078,040 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	1,078,040
1,078,040	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $1,078,040 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	1,078,040

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 226,671	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $226,671 on 10/1/18 collateralized by U.S. Treasury securities, 3.00%, 9/9/49, with a value of $16,147,874.(c)	$ 226,671
1,078,040	Undivided interest of 1.31% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $1,078,040 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	1,078,040
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,078,040	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $1,078,040 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(c)	$ 1,078,040
		4,538,831
SHORT TERM INVESTMENTS — 2.24% (Cost $7,838,464)		$ 7,838,464
TOTAL INVESTMENTS — 100.94% (Cost $338,129,198)		$352,815,438
OTHER ASSETS & LIABILITIES, NET — (0.94)%		$ (3,279,078)
TOTAL NET ASSETS — 100.00%		$349,536,360

(a)	All or a portion of the security is on loan at September 28, 2018.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	33	4,816,350	December 2018	$(7,175)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 28, 2018

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 344,976,974	$ —	$ —	$ 344,976,974
Short Term Investments	—	7,838,464	—	7,838,464
Total Assets	$ 344,976,974	$ 7,838,464	$ 0	$ 352,815,438
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (7,175)	$ —	$ —	$ (7,175)
Total Liabilities	$ (7,175)	$ 0	$ 0	$ (7,175)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 21 futures contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.92%
28,420	Air Products & Chemicals Inc	$ 4,747,561
15,437	Albemarle Corp	1,540,304
30,057	CF Industries Holdings Inc	1,636,303
289,378	DowDuPont Inc	18,609,899
17,240	Eastman Chemical Co	1,650,213
16,211	FMC Corp	1,413,275
172,202	Freeport-McMoRan Inc	2,397,052
9,421	International Flavors & Fragrances Inc	1,310,649
51,468	International Paper Co	2,529,652
41,798	LyondellBasell Industries NV Class A	4,284,713
45,541	Mosaic Co	1,479,172
62,989	Newmont Mining Corp	1,902,268
37,606	Nucor Corp	2,386,101
32,171	PPG Industries Inc	3,510,821
35,217	Praxair Inc	5,660,428
10,639	Sherwin-Williams Co	4,842,979
		59,901,390
Communications — 14.60%
37,823	Alphabet Inc Class A(a)	45,655,387
38,774	Alphabet Inc Class C(a)	46,275,606
51,739	Amazon.com Inc(a)	103,633,217
6,000	Arista Networks Inc(a)	1,595,160
913,147	AT&T Inc	30,663,476
6,044	Booking Holdings Inc(a)	11,991,296
43,394	CBS Corp Class B	2,492,985
116,435	CenturyLink Inc	2,468,422
23,135	Charter Communications Inc Class A(a)	7,539,234
577,328	Cisco Systems Inc	28,087,007
573,593	Comcast Corp Class A	20,310,928
21,810	Discovery Inc Class A(a)(b)	697,920
44,644	Discovery Inc Class C(a)	1,320,570
29,910	DISH Network Corp Class A(a)	1,069,582
119,959	eBay Inc(a)	3,961,046
14,405	Expedia Group Inc	1,879,564
7,884	F5 Networks Inc(a)	1,572,227
304,294	Facebook Inc Class A(a)	50,044,191
46,414	Interpublic Group of Cos Inc	1,061,488
43,057	Juniper Networks Inc	1,290,418
19,369	Motorola Solutions Inc	2,520,682
54,431	Netflix Inc(a)	20,364,270
56,166	News Corp Class A	740,830
13,531	News Corp Class B	184,022
26,519	Omnicom Group Inc	1,803,822
86,385	Symantec Corp	1,838,273
14,126	TripAdvisor Inc(a)(b)	721,415
131,725	Twenty-First Century Fox Inc Class A	6,102,819
64,160	Twenty-First Century Fox Inc Class B	2,939,811
82,467	Twitter Inc(a)	2,347,011
11,849	VeriSign Inc(a)	1,897,262
519,196	Verizon Communications Inc	27,719,874
Shares		Fair Value
Communications — (continued)
40,523	Viacom Inc Class B	$ 1,368,056
187,907	Walt Disney Co	21,973,845
		456,131,716
Consumer, Cyclical — 8.24%
8,643	Advance Auto Parts Inc	1,454,876
17,595	Alaska Air Group Inc	1,211,592
52,590	American Airlines Group Inc	2,173,545
33,137	Aptiv PLC	2,780,194
3,379	AutoZone Inc(a)	2,621,090
31,410	Best Buy Co Inc	2,492,698
27,099	BorgWarner Inc	1,159,295
21,993	CarMax Inc(a)	1,642,217
49,433	Carnival Corp	3,152,342
3,217	Chipotle Mexican Grill Inc(a)	1,462,191
23,515	Copart Inc(a)	1,211,728
55,297	Costco Wholesale Corp	12,988,159
14,928	Darden Restaurants Inc	1,659,844
79,365	Delta Air Lines Inc	4,589,678
32,844	Dollar General Corp	3,589,849
29,852	Dollar Tree Inc(a)	2,434,431
42,878	DR Horton Inc	1,808,594
36,082	Fastenal Co	2,093,478
14,890	Foot Locker Inc	759,092
481,675	Ford Motor Co	4,455,494
30,318	Gap Inc	874,674
166,316	General Motors Co	5,599,860
17,911	Genuine Parts Co	1,780,353
32,817	Goodyear Tire & Rubber Co	767,590
43,001	Hanesbrands Inc	792,508
22,553	Harley-Davidson Inc	1,021,651
12,982	Hasbro Inc	1,364,668
35,839	Hilton Worldwide Holdings Inc	2,895,074
144,194	Home Depot Inc	29,869,787
20,429	Kohl's Corp	1,522,982
28,129	L Brands Inc	852,309
15,214	Leggett & Platt Inc	666,221
35,153	Lennar Corp Class A	1,641,294
42,215	LKQ Corp(a)	1,336,949
103,580	Lowe's Cos Inc	11,893,056
38,980	Macy's Inc	1,353,775
38,229	Marriott International Inc Class A	5,047,375
50,190	Mattel Inc(a)(b)	787,983
99,213	McDonald's Corp	16,597,343
64,267	MGM Resorts International	1,793,692
20,489	Michael Kors Holdings Ltd(a)	1,404,726
7,900	Mohawk Industries Inc(a)	1,385,265
56,586	Newell Brands Inc	1,148,696
162,129	NIKE Inc Class B	13,735,569
15,734	Nordstrom Inc	941,051
23,285	Norwegian Cruise Line Holdings Ltd(a)	1,337,258
10,638	O'Reilly Automotive Inc(a)	3,694,790
44,750	PACCAR Inc	3,051,502
30,019	PulteGroup Inc	743,571
10,520	PVH Corp	1,519,088

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
7,869	Ralph Lauren Corp	$ 1,082,381
48,626	Ross Stores Inc	4,818,837
20,926	Royal Caribbean Cruises Ltd	2,719,124
67,822	Southwest Airlines Co	4,235,484
173,597	Starbucks Corp	9,867,253
33,504	Tapestry Inc	1,684,246
65,307	Target Corp	5,760,730
13,438	Tiffany & Co	1,733,099
77,807	TJX Cos Inc	8,715,940
13,685	Tractor Supply Co	1,243,693
7,022	Ulta Beauty Inc(a)	1,981,047
27,387	Under Armour Inc Class A(a)(b)	581,152
26,045	Under Armour Inc Class C(a)(b)	506,836
30,391	United Continental Holdings Inc(a)	2,706,622
41,941	VF Corp	3,919,386
105,465	Walgreens Boots Alliance Inc	7,688,398
180,342	Walmart Inc	16,935,917
7,913	Whirlpool Corp	939,669
5,655	WW Grainger Inc	2,021,154
12,520	Wynn Resorts Ltd	1,590,791
39,890	Yum! Brands Inc	3,626,400
		257,519,206
Consumer, Non-Cyclical — 22.08%
221,424	Abbott Laboratories	16,243,665
191,556	AbbVie Inc	18,117,366
5,500	ABIOMED Inc(a)	2,473,625
41,435	Aetna Inc	8,405,090
28,236	Alexion Pharmaceuticals Inc(a)	3,925,086
9,109	Align Technology Inc(a)	3,563,623
40,154	Allergan PLC	7,648,534
238,943	Altria Group Inc	14,410,652
19,309	AmerisourceBergen Corp	1,780,676
82,914	Amgen Inc	17,187,243
33,214	Anthem Inc	9,102,297
71,020	Archer-Daniels-Midland Co	3,570,175
54,407	Automatic Data Processing Inc	8,196,959
12,468	Avery Dennison Corp	1,350,908
62,829	Baxter International Inc	4,843,488
33,945	Becton Dickinson & Co	8,859,645
25,528	Biogen Inc(a)	9,019,298
171,723	Boston Scientific Corp(a)	6,611,336
206,632	Bristol-Myers Squibb Co	12,827,715
19,720	Brown-Forman Corp Class B	996,846
27,657	Campbell Soup Co(b)	1,013,076
40,665	Cardinal Health Inc	2,195,910
88,073	Celgene Corp(a)	7,881,653
25,681	Centene Corp(a)	3,718,095
28,428	Church & Dwight Co Inc	1,687,770
30,749	Cigna Corp	6,403,479
10,649	Cintas Corp	2,106,479
16,393	Clorox Co	2,465,671
484,775	Coca-Cola Co	22,391,757
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
110,300	Colgate-Palmolive Co	$ 7,384,585
49,033	Conagra Brands Inc	1,665,651
20,722	Constellation Brands Inc Class A	4,468,078
6,450	Cooper Cos Inc	1,787,617
64,246	Coty Inc Class A	806,930
127,801	CVS Health Corp	10,060,495
78,079	Danaher Corp	8,484,064
17,816	DaVita Inc(a)	1,276,160
31,292	DENTSPLY SIRONA Inc	1,180,960
32,305	Ecolab Inc	5,064,778
25,497	Edwards Lifesciences Corp(a)	4,439,028
120,350	Eli Lilly & Co	12,914,758
16,354	Envision Healthcare Corp(a)	747,868
14,264	Equifax Inc	1,862,450
29,084	Estee Lauder Cos Inc Class A	4,226,487
70,607	Express Scripts Holding Co(a)	6,708,371
11,102	FleetCor Technologies Inc(a)	2,529,480
12,015	Gartner Inc(a)	1,904,378
77,397	General Mills Inc	3,321,879
163,863	Gilead Sciences Inc	12,651,862
21,196	Global Payments Inc	2,700,370
30,715	H&R Block Inc	790,911
34,288	HCA Healthcare Inc	4,770,147
18,062	Henry Schein Inc(a)	1,535,812
17,251	Hershey Co	1,759,602
37,851	Hologic Inc(a)	1,551,134
36,463	Hormel Foods Corp(b)	1,436,642
17,300	Humana Inc	5,856,396
11,153	IDEXX Laboratories Inc(a)	2,784,458
45,392	IHS Markit Ltd(a)	2,449,352
18,144	Illumina Inc(a)	6,659,937
20,640	Incyte Corp(a)	1,425,811
14,141	Intuitive Surgical Inc(a)	8,116,934
20,527	IQVIA Holdings Inc(a)	2,663,173
13,229	JM Smucker Co	1,357,428
338,694	Johnson & Johnson	46,797,350
33,261	Kellogg Co	2,328,935
44,259	Kimberly-Clark Corp	5,029,593
77,233	Kraft Heinz Co	4,256,311
103,608	Kroger Co	3,016,029
12,873	Laboratory Corp of America Holdings(a)	2,235,783
15,194	McCormick & Co Inc	2,001,809
24,511	McKesson Corp	3,251,384
171,794	Medtronic PLC	16,899,376
336,836	Merck & Co Inc	23,895,146
21,327	Molson Coors Brewing Co Class B	1,311,610
187,103	Mondelez International Inc Class A	8,037,945
50,463	Monster Beverage Corp(a)	2,940,984
21,117	Moody's Corp	3,530,762
66,890	Mylan NV(a)	2,448,174
22,209	Nektar Therapeutics(a)	1,353,861
44,274	Nielsen Holdings PLC	1,224,619
150,458	PayPal Holdings Inc(a)	13,216,231

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
177,643	PepsiCo Inc	$ 19,860,487
17,864	Perrigo Co PLC	1,264,771
742,102	Pfizer Inc	32,704,435
196,860	Philip Morris International Inc	16,051,964
315,727	Procter & Gamble Co	26,277,958
20,442	Quanta Services Inc(a)	682,354
16,125	Quest Diagnostics Inc	1,740,049
9,870	Regeneron Pharmaceuticals Inc(a)	3,987,875
19,278	ResMed Inc	2,223,525
14,059	Robert Half International Inc	989,472
9,947	Rollins Inc	603,683
32,156	S&P Global Inc	6,282,961
40,474	Stryker Corp	7,191,420
58,511	Sysco Corp	4,285,931
50,857	Thermo Fisher Scientific Inc	12,413,177
19,710	Total System Services Inc	1,946,165
37,200	Tyson Foods Inc Class A	2,214,516
10,214	United Rentals Inc(a)	1,671,010
120,893	UnitedHealth Group Inc	32,162,374
10,160	Universal Health Services Inc Class B	1,298,854
12,077	Varian Medical Systems Inc(a)	1,351,779
20,853	Verisk Analytics Inc Class A(a)	2,513,829
31,399	Vertex Pharmaceuticals Inc(a)	6,051,843
6,120	WellCare Health Plans Inc(a)	1,961,399
62,597	Western Union Co	1,193,099
25,748	Zimmer Biomet Holdings Inc	3,385,090
60,416	Zoetis Inc	5,531,689
		689,959,714
Energy — 5.96%
64,998	Anadarko Petroleum Corp	4,381,515
17,398	Andeavor	2,670,593
48,913	Apache Corp	2,331,683
50,903	Baker Hughes	1,722,048
50,876	Cabot Oil & Gas Corp	1,145,728
242,821	Chevron Corp	29,692,152
11,744	Cimarex Energy Co	1,091,487
23,478	Concho Resources Inc(a)	3,586,264
146,897	ConocoPhillips	11,369,828
66,278	Devon Energy Corp	2,647,143
71,465	EOG Resources Inc	9,116,790
34,541	EQT Corp	1,527,748
537,370	Exxon Mobil Corp	45,687,197
110,320	Halliburton Co	4,471,270
15,522	Helmerich & Payne Inc	1,067,448
34,728	Hess Corp	2,485,830
23,319	HollyFrontier Corp	1,629,998
244,957	Kinder Morgan Inc	4,343,088
101,102	Marathon Oil Corp	2,353,655
59,267	Marathon Petroleum Corp	4,739,582
45,341	National Oilwell Varco Inc	1,953,290
28,618	Newfield Exploration Co(a)	825,057
65,408	Noble Energy Inc	2,040,076
Shares		Fair Value
Energy — (continued)
95,998	Occidental Petroleum Corp	$ 7,888,156
52,135	ONEOK Inc	3,534,232
51,414	Phillips 66	5,795,386
21,858	Pioneer Natural Resources Co	3,807,445
174,248	Schlumberger Ltd	10,615,188
51,982	TechnipFMC PLC	1,624,437
52,832	Valero Energy Corp	6,009,640
149,587	Williams Cos Inc	4,067,271
		186,221,225
Financial — 17.43%
7,835	Affiliated Managers Group Inc	1,071,201
98,177	Aflac Inc	4,621,191
13,606	Alexandria Real Estate Equities Inc REIT	1,711,499
6,535	Alliance Data Systems Corp	1,543,306
44,939	Allstate Corp	4,435,479
89,678	American Express Co	9,549,810
112,505	American International Group Inc	5,989,766
55,267	American Tower Corp REIT	8,030,295
17,927	Ameriprise Financial Inc	2,647,101
30,276	Aon PLC	4,655,843
20,680	Apartment Investment & Management Co REIT Class A	912,608
21,577	Arthur J Gallagher & Co	1,606,192
8,055	Assurant Inc	869,537
17,376	AvalonBay Communities Inc REIT	3,147,662
1,172,391	Bank of America Corp	34,538,639
115,189	Bank of New York Mellon Corp	5,873,487
97,608	BB&T Corp	4,737,892
246,569	Berkshire Hathaway Inc Class B(a)	52,792,889
15,184	BlackRock Inc	7,156,675
18,658	Boston Properties Inc REIT	2,296,613
14,356	Brighthouse Financial Inc(a)	635,109
60,852	Capital One Financial Corp	5,776,680
15,449	CBOE Global Markets Inc	1,482,486
42,071	CBRE Group Inc Class A(a)	1,855,331
149,841	Charles Schwab Corp	7,364,685
58,705	Chubb Ltd	7,845,336
20,179	Cincinnati Financial Corp	1,549,949
318,849	Citigroup Inc	22,874,227
60,030	Citizens Financial Group Inc	2,315,357
42,795	CME Group Inc	7,284,137
22,033	Comerica Inc	1,987,377
51,020	Crown Castle International Corp REIT	5,680,057
25,938	Digital Realty Trust Inc REIT	2,917,506
42,151	Discover Financial Services	3,222,444
41,623	Duke Realty Corp REIT	1,180,845
34,124	E*TRADE Financial Corp(a)	1,787,756
9,941	Equinix Inc REIT	4,303,359

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
47,860	Equity Residential REIT	$ 3,171,204
7,775	Essex Property Trust Inc REIT	1,918,170
5,638	Everest Re Group Ltd	1,288,114
16,953	Extra Space Storage Inc REIT	1,468,808
8,348	Federal Realty Investment Trust REIT	1,055,772
84,861	Fifth Third Bancorp	2,369,319
37,538	Franklin Resources Inc	1,141,531
43,881	Goldman Sachs Group Inc	9,839,875
43,137	Hartford Financial Services Group Inc	2,155,125
62,843	HCP Inc REIT	1,654,028
92,293	Host Hotels & Resorts Inc REIT	1,947,382
143,736	Huntington Bancshares Inc	2,144,541
72,026	Intercontinental Exchange Inc	5,394,027
55,981	Invesco Ltd	1,280,845
38,423	Iron Mountain Inc REIT	1,326,362
33,501	Jefferies Financial Group Inc	735,682
425,158	JPMorgan Chase & Co	47,974,829
140,504	KeyCorp	2,794,625
47,059	Kimco Realty Corp REIT	787,768
25,575	Lincoln National Corp	1,730,405
32,174	Loews Corp	1,616,100
17,740	M&T Bank Corp	2,918,940
15,824	Macerich Co REIT	874,909
63,149	Marsh & McLennan Cos Inc	5,223,685
114,797	MasterCard Inc Class A	25,554,960
123,905	MetLife Inc	5,788,842
14,705	Mid-America Apartment Communities Inc REIT	1,473,147
167,785	Morgan Stanley	7,813,747
14,199	NASDAQ Inc	1,218,274
26,550	Northern Trust Corp	2,711,552
47,443	People's United Financial Inc	812,224
59,106	PNC Financial Services Group Inc	8,049,646
35,874	Principal Financial Group Inc	2,101,858
72,852	Progressive Corp	5,175,406
77,014	Prologis Inc REIT	5,220,779
52,805	Prudential Financial Inc	5,350,203
19,349	Public Storage REIT	3,901,339
15,988	Raymond James Financial Inc	1,471,695
34,602	Realty Income Corp REIT	1,968,508
20,016	Regency Centers Corp REIT	1,294,435
133,263	Regions Financial Corp	2,445,376
14,516	SBA Communications Corp REIT(a)	2,331,705
38,874	Simon Property Group Inc REIT	6,870,980
11,288	SL Green Realty Corp REIT	1,100,919
45,371	State Street Corp	3,801,182
58,952	SunTrust Banks Inc	3,937,404
6,340	SVB Financial Group(a)	1,970,662
82,777	Synchrony Financial	2,572,709
Shares		Fair Value
Financial — (continued)
31,725	T Rowe Price Group Inc	$ 3,463,736
14,366	Torchmark Corp	1,245,389
33,589	Travelers Cos Inc	4,356,829
35,823	UDR Inc REIT	1,448,324
30,952	Unum Group	1,209,295
199,854	US Bancorp	10,554,290
45,243	Ventas Inc REIT	2,460,314
224,381	Visa Inc Class A	33,677,344
23,381	Vornado Realty Trust REIT	1,706,813
549,254	Wells Fargo & Co	28,868,790
45,517	Welltower Inc REIT	2,927,653
97,324	Weyerhaeuser Co REIT	3,140,645
16,888	Willis Towers Watson PLC	2,380,195
23,290	Zions Bancorp NA	1,167,994
		544,607,535
Industrial — 9.42%
73,975	3M Co	15,587,272
41,277	Agilent Technologies Inc	2,911,680
10,619	Allegion PLC	961,763
28,779	AMETEK Inc	2,276,994
39,028	Amphenol Corp Class A	3,669,413
19,123	AO Smith Corp	1,020,595
56,402	Arconic Inc	1,241,408
42,769	Ball Corp	1,881,408
67,263	Boeing Co	25,015,110
75,331	Caterpillar Inc	11,487,224
16,527	CH Robinson Worldwide Inc	1,618,324
104,895	Corning Inc	3,702,794
101,371	CSX Corp	7,506,523
19,898	Cummins Inc	2,906,501
41,829	Deere & Co	6,288,154
18,073	Dover Corp	1,600,003
55,599	Eaton Corp PLC	4,822,101
78,448	Emerson Electric Co	6,007,548
20,210	Expeditors International of Washington Inc	1,486,041
30,218	FedEx Corp	7,276,192
14,462	FLIR Systems Inc	888,979
17,880	Flowserve Corp	977,857
20,170	Fluor Corp	1,171,877
39,368	Fortive Corp(b)	3,314,786
21,153	Fortune Brands Home & Security Inc	1,107,571
14,729	Garmin Ltd	1,031,766
34,820	General Dynamics Corp	7,128,350
1,102,691	General Electric Co	12,449,381
15,125	Harris Corp	2,559,301
94,132	Honeywell International Inc	15,663,565
5,139	Huntington Ingalls Industries Inc	1,315,995
37,935	Illinois Tool Works Inc	5,353,387
31,861	Ingersoll-Rand PLC	3,259,380
16,474	Jacobs Engineering Group Inc	1,260,261
11,105	JB Hunt Transport Services Inc	1,320,829

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
120,043	Johnson Controls International PLC	$ 4,201,505
11,761	Kansas City Southern	1,332,286
9,438	L3 Technologies Inc	2,006,708
30,942	Lockheed Martin Corp	10,704,694
7,909	Martin Marietta Materials Inc	1,439,043
37,145	Masco Corp	1,359,507
3,052	Mettler-Toledo International Inc(a)	1,858,607
35,029	Norfolk Southern Corp	6,322,735
21,824	Northrop Grumman Corp	6,926,283
12,763	Packaging Corp of America	1,399,973
17,114	Parker-Hannifin Corp	3,147,778
22,512	Pentair PLC	975,895
12,623	PerkinElmer Inc	1,227,839
35,608	Raytheon Co	7,358,749
28,814	Republic Services Inc	2,093,625
15,148	Rockwell Automation Inc	2,840,553
20,315	Rockwell Collins Inc	2,853,648
13,315	Roper Technologies Inc	3,944,036
18,276	Sealed Air Corp	733,781
7,760	Snap-on Inc	1,424,736
18,706	Stanley Black & Decker Inc	2,739,307
12,460	Stericycle Inc(a)	731,153
43,201	TE Connectivity Ltd	3,798,664
32,247	Textron Inc	2,304,693
5,819	TransDigm Group Inc(a)	2,166,414
92,853	Union Pacific Corp	15,119,254
85,650	United Parcel Service Inc Class B	9,999,638
94,390	United Technologies Corp	13,196,666
17,745	Vulcan Materials Co	1,973,244
50,137	Waste Management Inc	4,530,379
9,819	Waters Corp(a)	1,911,563
29,821	Westrock Co	1,593,634
24,428	Xylem Inc	1,951,064
		294,237,987
Technology — 16.89%
80,901	Accenture PLC Class A	13,769,350
95,829	Activision Blizzard Inc	7,972,015
62,500	Adobe Systems Inc(a)	16,871,875
98,971	Advanced Micro Devices Inc(a)	3,057,214
23,494	Akamai Technologies Inc(a)	1,718,586
45,968	Analog Devices Inc	4,250,201
9,922	ANSYS Inc(a)	1,852,239
579,454	Apple Inc	130,805,946
122,480	Applied Materials Inc	4,733,852
26,581	Autodesk Inc(a)	4,149,560
54,861	Broadcom Inc	13,535,855
15,075	Broadridge Financial Solutions Inc	1,989,146
42,116	CA Inc	1,859,421
37,221	Cadence Design Systems Inc(a)	1,686,856
39,325	Cerner Corp(a)	2,532,923
15,459	Citrix Systems Inc(a)	1,718,422
Shares		Fair Value
Technology — (continued)
73,098	Cognizant Technology Solutions Corp Class A	$ 5,639,511
36,164	DXC Technology Co	3,382,057
39,201	Electronic Arts Inc(a)	4,723,329
42,711	Fidelity National Information Services Inc	4,658,489
49,950	Fiserv Inc(a)	4,114,881
191,816	Hewlett Packard Enterprise Co	3,128,519
203,453	HP Inc	5,242,984
583,443	Intel Corp	27,591,019
114,971	International Business Machines Corp	17,384,765
32,930	Intuit Inc	7,488,282
4,657	IPG Photonics Corp(a)	726,818
21,123	KLA-Tencor Corp	2,148,420
20,956	Lam Research Corp	3,179,025
29,752	Microchip Technology Inc(b)	2,347,730
145,957	Micron Technology Inc(a)	6,601,635
967,515	Microsoft Corp	110,654,691
12,000	MSCI Inc Class A	2,128,920
33,598	NetApp Inc	2,885,732
76,839	NVIDIA Corp	21,593,296
355,905	Oracle Corp	18,350,462
40,011	Paychex Inc	2,946,810
17,080	Qorvo Inc(a)	1,313,281
174,768	QUALCOMM Inc	12,588,539
23,441	Red Hat Inc(a)	3,194,540
95,267	salesforce.com Inc(a)	15,150,311
35,928	Seagate Technology PLC	1,701,191
22,554	Skyworks Solutions Inc	2,045,873
17,388	Synopsys Inc(a)	1,714,631
13,690	Take-Two Interactive Software Inc(a)	1,889,083
124,078	Texas Instruments Inc	13,312,329
37,613	Western Digital Corp	2,201,865
31,662	Xerox Corp	854,241
30,569	Xilinx Inc	2,450,717
		527,837,437
Utilities — 2.80%
86,400	AES Corp	1,209,600
29,679	Alliant Energy Corp	1,263,435
28,593	Ameren Corp	1,807,649
61,062	American Electric Power Co Inc	4,328,075
20,673	American Water Works Co Inc	1,818,604
50,578	CenterPoint Energy Inc	1,398,482
38,696	CMS Energy Corp	1,896,104
40,075	Consolidated Edison Inc	3,053,314
81,404	Dominion Energy Inc	5,721,073
22,075	DTE Energy Co	2,409,045
91,137	Duke Energy Corp	7,292,783
41,121	Edison International	2,783,069
21,454	Entergy Corp	1,740,563
35,000	Evergy Inc	1,922,200
38,957	Eversource Energy	2,393,518

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
118,057	Exelon Corp	$ 5,154,369
64,504	FirstEnergy Corp(b)	2,397,614
58,840	NextEra Energy Inc	9,861,584
47,546	NiSource Inc	1,184,846
34,617	NRG Energy Inc	1,294,676
62,732	PG&E Corp	2,886,299
15,856	Pinnacle West Capital Corp	1,255,478
91,437	PPL Corp	2,675,447
66,213	Public Service Enterprise Group Inc	3,495,384
21,085	SCANA Corp	819,996
35,404	Sempra Energy	4,027,205
129,952	Southern Co	5,665,907
37,890	WEC Energy Group Inc	2,529,536
65,118	Xcel Energy Inc	3,074,221
		87,360,076
TOTAL COMMON STOCK — 99.34% (Cost $1,673,693,258)		$3,103,776,286
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.67%
$21,100,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	21,097,632
Repurchase Agreements — 0.38%
2,800,455	Undivided interest of 3.40% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $2,800,455 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	2,800,455
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,800,455	Undivided interest of 3.44% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $2,800,455 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	$ 2,800,455
588,822	Undivided interest of 3.72% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $588,822 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(c)	588,822
2,800,455	Undivided interest of 3.85% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $2,800,455 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	2,800,455

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,800,455	Undivided interest of 5.82% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $2,800,455 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(c)	$ 2,800,455
		11,790,642
SHORT TERM INVESTMENTS — 1.05% (Cost $32,888,274)		$ 32,888,274
TOTAL INVESTMENTS — 100.39% (Cost $1,706,581,532)		$3,136,664,560
OTHER ASSETS & LIABILITIES, NET — (0.39)%		$ (12,179,381)
TOTAL NET ASSETS — 100.00%		$3,124,485,179
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	194	28,314,300	December 2018	$89,643
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,103,776,286	$ —	$ —	$ 3,103,776,286
Short Term Investments	—	32,888,274	—	32,888,274
Total investments, at fair value:	3,103,776,286	32,888,274	0	3,136,664,560
Other Financial Investments:
Futures Contracts	89,643	—	—	89,643
Total Assets	$ 3,103,865,929	$ 32,888,274	$ 0	$ 3,136,754,203
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 345 futures contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.95%
56,875	Allegheny Technologies Inc(a)(b)	$ 1,680,656
29,100	Ashland Global Holdings Inc	2,440,326
28,817	Cabot Corp	1,807,402
21,287	Carpenter Technology Corp	1,254,869
81,141	Chemours Co	3,200,201
55,936	Commercial Metals Co	1,147,807
15,358	Compass Minerals International Inc	1,032,058
28,991	Domtar Corp	1,512,460
16,060	Minerals Technologies Inc	1,085,656
4,028	NewMarket Corp	1,633,394
77,730	Olin Corp	1,996,106
36,281	PolyOne Corp	1,586,205
33,764	Reliance Steel & Aluminum Co	2,879,732
30,652	Royal Gold Inc	2,362,043
60,921	RPM International Inc	3,956,210
19,906	Sensient Technologies Corp	1,523,008
107,077	Steel Dynamics Inc	4,838,810
80,781	United States Steel Corp	2,462,205
85,901	Valvoline Inc	1,847,731
49,410	Versum Materials Inc	1,779,254
		42,026,133
Communications — 3.31%
21,571	AMC Networks Inc Class A(a)	1,431,020
77,740	ARRIS International PLC(a)	2,020,463
2,184	Cable One Inc	1,929,804
29,310	Cars.com Inc(a)	809,249
66,679	Ciena Corp(a)	2,083,052
17,771	FactSet Research Systems Inc	3,975,550
16,143	InterDigital Inc	1,291,440
20,474	John Wiley & Sons Inc Class A	1,240,724
35,692	LiveRamp Holdings Inc(a)	1,763,542
24,357	LogMeIn Inc	2,170,209
18,168	Meredith Corp(b)	927,476
65,040	New York Times Co Class A	1,505,676
15,699	Plantronics Inc	946,650
101,300	Tegna Inc	1,211,548
42,050	Telephone & Data Systems Inc	1,279,582
25,197	ViaSat Inc(a)(b)	1,611,348
19,926	World Wrestling Entertainment Inc Class A	1,927,442
		28,124,775
Consumer, Cyclical — 12.48%
40,110	Adient PLC	1,576,724
77,671	American Eagle Outfitters Inc	1,928,571
27,400	AutoNation Inc(a)	1,138,470
66,180	Bed Bath & Beyond Inc(b)	992,700
19,536	Big Lots Inc	816,409
38,000	Boyd Gaming Corp(b)	1,286,300
18,600	Brinker International Inc(b)	869,178
39,809	Brunswick Corp	2,667,999
21,794	Carter's Inc	2,148,888
16,672	Casey's General Stores Inc	2,152,522
19,665	Cheesecake Factory Inc	1,052,864
Shares		Fair Value
Consumer, Cyclical — (continued)
5,198	Churchill Downs Inc	$ 1,443,485
49,464	Cinemark Holdings Inc	1,988,453
11,053	Cracker Barrel Old Country Store Inc	1,626,228
66,806	Dana Inc	1,247,268
13,824	Deckers Outdoor Corp(a)	1,639,250
41,650	Delphi Technologies PLC	1,306,144
34,752	Dick's Sporting Goods Inc	1,233,001
8,937	Dillard's Inc Class A(b)	682,251
19,375	Domino's Pizza Inc	5,711,750
38,545	Dunkin' Brands Group Inc	2,841,537
28,309	Eldorado Resorts Inc(a)(b)	1,375,817
25,489	Five Below Inc(a)	3,315,099
28,174	Herman Miller Inc	1,081,882
20,738	HNI Corp	917,449
11,927	International Speedway Corp Class A	522,403
12,709	Jack in the Box Inc	1,065,396
143,870	JetBlue Airways Corp(a)	2,785,323
38,625	KB Home	923,524
62,861	Live Nation Entertainment Inc(a)	3,424,039
18,608	Marriott Vacations Worldwide Corp	2,079,444
45,618	Michaels Cos Inc(a)	740,380
20,876	MSC Industrial Direct Co Inc Class A	1,839,384
25,868	Nu Skin Enterprises Inc Class A	2,132,041
1,560	NVR Inc(a)	3,854,448
23,000	Ollie's Bargain Outlet Holdings Inc(a)	2,210,300
9,929	Papa John's International Inc(b)	509,159
26,955	Polaris Industries Inc	2,721,107
18,719	Pool Corp	3,123,827
55,710	Sally Beauty Holdings Inc(a)(b)	1,024,507
24,250	Scientific Games Corp Class A(a)	615,950
18,454	Scotts Miracle-Gro Co	1,452,883
23,700	Signet Jewelers Ltd	1,562,541
33,400	Six Flags Entertainment Corp(b)	2,331,988
61,115	Skechers USA Inc Class A(a)	1,706,942
20,917	Tempur Sealy International Inc(a)(b)	1,106,509
30,432	Texas Roadhouse Inc	2,108,633
22,718	Thor Industries Inc	1,901,497
61,101	Toll Brothers Inc	2,018,166
48,015	Toro Co	2,879,460
71,307	Tri Pointe Group Inc(a)	884,207
23,505	Tupperware Brands Corp	786,242
35,594	Urban Outfitters Inc(a)	1,455,795
13,829	Visteon Corp(a)	1,284,714
14,848	Watsco Inc(b)	2,644,429
81,824	Wendy's Co(b)	1,402,463
35,338	Williams-Sonoma Inc(b)	2,322,413
32,427	World Fuel Services Corp	897,579
46,000	Wyndham Destinations Inc	1,994,560

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
46,000	Wyndham Hotels & Resorts Inc	$ 2,556,220
		105,908,712
Consumer, Non-Cyclical — 15.87%
31,399	Aaron's Inc	1,709,990
40,718	Acadia Healthcare Co Inc(a)	1,433,274
28,442	Adtalem Global Education Inc(a)	1,370,904
43,092	Akorn Inc(a)	559,334
21,475	Avanos Medical Inc(a)	1,471,038
31,026	Avis Budget Group Inc(a)	997,176
9,404	Bio-Rad Laboratories Inc Class A(a)	2,943,358
17,419	Bio-Techne Corp	3,555,392
3,879	Boston Beer Co Inc Class A(a)	1,115,213
23,612	Brink's Co	1,646,937
16,651	Cantel Medical Corp	1,532,891
65,299	Catalent Inc(a)	2,974,370
22,210	Charles River Laboratories International Inc(a)	2,988,133
7,228	Chemed Corp	2,309,924
36,839	CoreLogic Inc(a)	1,820,215
21,873	Deluxe Corp	1,245,449
24,620	Edgewell Personal Care Co(a)(b)	1,138,183
45,073	Encompass Health Corp	3,513,440
138,700	Exelixis Inc(a)	2,457,764
84,055	Flowers Foods Inc	1,568,466
33,815	Globus Medical Inc Class A(a)	1,919,339
2,009	Graham Holdings Co Class B	1,163,814
23,684	Haemonetics Corp(a)	2,713,713
41,353	Hain Celestial Group Inc(a)	1,121,493
33,400	Healthcare Services Group Inc(b)	1,356,708
24,661	HealthEquity Inc(a)	2,328,245
11,965	Helen of Troy Ltd(a)	1,566,219
30,140	Hill-Rom Holdings Inc	2,845,216
7,631	ICU Medical Inc(a)	2,157,665
32,899	Ingredion Inc	3,453,079
8,003	Inogen Inc(a)	1,953,692
32,860	Integra LifeSciences Holdings Corp(a)	2,164,488
66,577	Lamb Weston Holdings Inc	4,434,028
9,161	Lancaster Colony Corp	1,366,913
17,909	LifePoint Health Inc(a)	1,153,340
22,463	LivaNova PLC(a)	2,784,738
39,069	Mallinckrodt PLC(a)	1,145,112
29,770	ManpowerGroup Inc	2,559,029
17,441	MarketAxess Holdings Inc	3,113,044
21,610	Masimo Corp(a)	2,691,309
43,047	MEDNAX Inc(a)	2,008,573
28,513	Molina Healthcare Inc(a)	4,239,883
23,369	NuVasive Inc(a)	1,658,732
38,212	Patterson Cos Inc(b)	934,283
30,529	Post Holdings Inc(a)	2,993,063
26,385	PRA Health Sciences Inc(a)	2,907,363
23,942	Prestige Consumer Healthcare Inc(a)	907,162
114,451	Sabre Corp	2,984,882
9,400	Sanderson Farms Inc	971,678
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
83,507	Service Corp International	$ 3,691,010
16,958	Sotheby's (a)	834,164
57,598	Sprouts Farmers Market Inc(a)	1,578,761
38,673	STERIS PLC	4,424,191
27,200	Syneos Health Inc(a)	1,402,160
20,971	Teleflex Inc	5,580,173
37,918	Tenet Healthcare Corp(a)	1,079,146
8,928	Tootsie Roll Industries Inc(b)	261,144
25,927	TreeHouse Foods Inc(a)	1,240,607
23,489	United Natural Foods Inc(a)	703,496
20,195	United Therapeutics Corp(a)	2,582,537
17,500	Weight Watchers International Inc(a)	1,259,825
33,576	West Pharmaceutical Services Inc	4,145,629
19,746	WEX Inc(a)	3,964,207
		134,695,304
Energy — 5.55%
36,000	Apergy Corp(a)	1,568,160
104,309	Callon Petroleum Co(a)	1,250,665
426,056	Chesapeake Energy Corp(a)(b)	1,912,991
88,660	CNX Resources Corp(a)	1,268,725
19,933	Core Laboratories NV(b)	2,308,839
28,787	Diamond Offshore Drilling Inc(a)(b)	575,740
17,152	Dril-Quip Inc(a)	896,192
37,809	Energen Corp(a)	3,258,002
199,045	Ensco PLC Class A(b)	1,679,940
34,511	First Solar Inc(a)	1,671,023
71,360	Gulfport Energy Corp(a)	742,858
48,292	Matador Resources Co(a)	1,596,051
83,333	McDermott International Inc(a)	1,535,827
75,568	Murphy Oil Corp	2,519,437
13,758	Murphy USA Inc(a)	1,175,759
166,804	Nabors Industries Ltd	1,027,513
52,369	NOW Inc(a)(b)	866,707
119,085	Oasis Petroleum Inc(a)	1,688,625
43,790	Oceaneering International Inc(a)	1,208,604
99,656	Patterson-UTI Energy Inc	1,705,114
55,061	PBF Energy Inc Class A	2,748,094
111,465	QEP Resources Inc(a)	1,261,784
95,966	Range Resources Corp	1,630,462
54,769	Rowan Cos PLC Class A(a)(b)	1,031,300
46,909	SM Energy Co	1,479,041
268,055	Southwestern Energy Co(a)	1,369,761
73,409	Superior Energy Services Inc(a)	715,004
196,333	Transocean Ltd(a)(b)	2,738,845
181,620	WPX Energy Inc(a)	3,654,194
		47,085,257
Financial — 23.51%
30,701	Alexander & Baldwin Inc REIT	696,606
6,817	Alleghany Corp	4,448,297
63,645	American Campus Communities Inc REIT	2,619,628
31,811	American Financial Group Inc	3,530,067

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
26,538	Aspen Insurance Holdings Ltd	$ 1,109,288
76,482	Associated Banc-Corp	1,988,532
38,607	BancorpSouth Bank	1,262,449
19,460	Bank of Hawaii Corp	1,535,589
56,468	Bank OZK	2,143,525
104,721	Brown & Brown Inc	3,096,600
42,241	Camden Property Trust REIT	3,952,490
35,835	Cathay General Bancorp	1,485,002
33,045	Chemical Financial Corp	1,764,603
76,385	CNO Financial Group Inc	1,620,890
42,513	Commerce Bancshares Inc	2,806,708
54,139	CoreCivic Inc REIT	1,317,202
16,800	CoreSite Realty Corp REIT	1,867,152
45,857	Corporate Office Properties Trust REIT	1,367,914
193,002	Cousins Properties Inc REIT	1,715,788
29,381	Cullen/Frost Bankers Inc	3,068,552
45,216	CyrusOne Inc REIT	2,866,694
73,954	Douglas Emmett Inc REIT	2,789,545
66,148	East West Bancorp Inc	3,993,355
54,362	Eaton Vance Corp	2,857,267
34,218	EPR Properties REIT	2,340,853
19,100	Evercore Partners Inc Class A	1,920,505
45,043	Federated Investors Inc Class B	1,086,437
51,077	First American Financial Corp	2,635,062
151,997	First Horizon National Corp	2,623,468
58,293	First Industrial Realty Trust Inc REIT	1,830,400
151,949	FNB Corp	1,932,791
79,885	Fulton Financial Corp	1,330,085
239,401	Genworth Financial Inc Class A(a)	998,302
56,705	GEO Group Inc REIT	1,426,698
38,697	Hancock Whitney Corp	1,840,042
19,280	Hanover Insurance Group Inc	2,378,574
56,667	Healthcare Realty Trust Inc REIT	1,658,076
48,328	Highwoods Properties Inc REIT	2,283,981
71,524	Home BancShares Inc	1,566,376
76,363	Hospitality Properties Trust REIT	2,202,309
33,278	Interactive Brokers Group Inc Class A	1,840,606
24,009	International Bancshares Corp	1,080,405
78,764	Janus Henderson Group PLC(b)	2,123,477
49,804	JBG SMITH Properties REIT	1,834,281
21,115	Jones Lang LaSalle Inc	3,047,317
28,600	Kemper Corp	2,300,870
46,029	Kilroy Realty Corp REIT	3,299,819
38,230	Lamar Advertising Co REIT Class A	2,974,294
49,956	LaSalle Hotel Properties REIT	1,727,978
40,367	Legg Mason Inc	1,260,661
3,380	Lendingtree Inc(a)(b)	777,738
68,664	Liberty Property Trust REIT	2,901,054
21,666	Life Storage Inc REIT	2,061,737
42,862	Mack-Cali Realty Corp REIT	911,246
38,907	MB Financial Inc	1,794,002
Shares		Fair Value
Financial — (continued)
166,554	Medical Properties Trust Inc REIT	$ 2,483,320
13,016	Mercury General Corp(b)	652,883
72,124	National Retail Properties Inc REIT	3,232,598
108,099	Navient Corp	1,457,175
228,133	New York Community Bancorp Inc	2,365,739
131,985	Old Republic International Corp	2,953,824
90,219	Omega Healthcare Investors Inc REIT(b)	2,956,477
56,287	PacWest Bancorp	2,682,076
34,093	Pinnacle Financial Partners Inc	2,050,694
28,280	PotlatchDeltic Corp REIT	1,158,066
19,699	Primerica Inc	2,374,714
30,842	Prosperity Bancshares Inc	2,138,893
60,190	Rayonier Inc REIT	2,035,024
56,400	Realogy Holdings Corp(b)	1,164,096
29,455	Reinsurance Group of America Inc	4,258,015
18,640	RenaissanceRe Holdings Ltd	2,489,931
81,510	Sabra Health Care Inc REIT	1,884,511
60,137	SEI Investments Co	3,674,371
107,104	Senior Housing Properties Trust REIT	1,880,746
24,936	Signature Bank	2,863,650
198,447	SLM Corp(a)	2,212,684
101,800	Sterling Bancorp	2,239,600
32,157	Stifel Financial Corp	1,648,368
53,339	Synovus Financial Corp	2,442,393
42,535	Tanger Factory Outlet Centers Inc REIT(b)	973,201
27,705	Taubman Centers Inc REIT	1,657,590
75,964	TCF Financial Corp	1,808,703
22,455	Texas Capital Bancshares Inc(a)	1,855,906
31,958	Trustmark Corp	1,075,387
19,827	UMB Financial Corp	1,405,734
102,927	Umpqua Holdings Corp	2,140,882
48,518	United Bankshares Inc	1,763,629
80,781	Uniti Group Inc REIT(a)	1,627,737
49,982	Urban Edge Properties REIT	1,103,603
152,310	Valley National Bancorp	1,713,488
39,514	Washington Federal Inc	1,264,448
42,921	Webster Financial Corp	2,530,622
55,791	Weingarten Realty Investors REIT	1,660,340
26,200	Wintrust Financial Corp	2,225,428
44,655	WR Berkley Corp	3,569,274
		199,569,007
Industrial — 17.74%
18,538	Acuity Brands Inc	2,914,174
73,994	AECOM (a)	2,416,644
30,990	AGCO Corp	1,883,882
28,497	AptarGroup Inc	3,070,267
40,800	Arrow Electronics Inc(a)	3,007,776
53,488	Avnet Inc	2,394,658
18,393	Belden Inc	1,313,444

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
41,271	Bemis Co Inc	$ 2,005,771
27,586	Carlisle Cos Inc	3,359,975
23,823	Clean Harbors Inc(a)	1,705,250
79,056	Cognex Corp	4,412,906
11,510	Coherent Inc(a)	1,981,907
23,514	Crane Co	2,312,602
20,472	Curtiss-Wright Corp	2,813,262
59,055	Donaldson Co Inc	3,440,544
14,444	Dycom Industries Inc(a)	1,221,962
21,882	Eagle Materials Inc	1,865,222
26,606	EMCOR Group Inc	1,998,377
26,935	Energizer Holdings Inc	1,579,738
19,025	EnerSys	1,657,648
11,688	Esterline Technologies Corp(a)	1,063,024
17,439	GATX Corp	1,510,043
27,274	Genesee & Wyoming Inc Class A(a)	2,481,661
124,771	Gentex Corp	2,677,586
77,019	Graco Inc	3,569,060
18,338	Granite Construction Inc	838,047
12,302	Greif Inc Class A	660,125
24,998	Hubbell Inc	3,338,983
35,073	IDEX Corp	5,284,098
40,568	ITT Inc	2,485,196
69,416	Jabil Inc	1,879,785
65,383	KBR Inc	1,381,543
36,927	Kennametal Inc	1,608,540
85,890	Keysight Technologies Inc(a)	5,692,789
24,793	Kirby Corp(a)	2,039,224
59,172	Knight-Swift Transportation Holdings Inc	2,040,251
18,548	Landstar System Inc	2,262,856
16,591	Lennox International Inc	3,623,474
29,860	Lincoln Electric Holdings Inc	2,790,118
11,567	Littelfuse Inc	2,288,994
64,365	Louisiana-Pacific Corp	1,705,029
15,653	MSA Safety Inc	1,666,105
49,958	National Instruments Corp	2,414,470
23,523	Nordson Corp	3,267,345
75,044	nVent Electric PLC	2,038,195
30,338	Old Dominion Freight Line Inc	4,892,306
34,114	Oshkosh Corp	2,430,281
71,104	Owens-Illinois Inc(a)	1,336,044
20,178	Regal Beloit Corp	1,663,676
24,178	Ryder System Inc	1,766,686
33,055	Silgan Holdings Inc	918,929
46,454	Sonoco Products Co	2,578,197
13,893	SYNNEX Corp	1,176,737
16,351	Tech Data Corp(a)	1,170,241
16,532	Teledyne Technologies Inc(a)	4,078,114
30,281	Terex Corp	1,208,515
31,543	Timken Co	1,572,418
113,605	Trimble Inc(a)	4,937,273
68,975	Trinity Industries Inc	2,527,244
10,555	Valmont Industries Inc	1,461,867
61,214	Vishay Intertechnology Inc	1,245,705
39,002	Wabtec Corp	4,090,530
20,968	Werner Enterprises Inc	741,219
Shares		Fair Value
Industrial — (continued)
25,696	Woodward Inc	$ 2,077,779
18,527	Worthington Industries Inc	803,331
		150,639,642
Technology — 10.23%
53,183	ACI Worldwide Inc(a)	1,496,570
82,714	Allscripts Healthcare Solutions Inc(a)	1,178,674
22,387	Blackbaud Inc	2,271,833
58,906	CDK Global Inc	3,685,159
27,443	Cirrus Logic Inc(a)	1,059,300
17,442	CommVault Systems Inc(a)	1,220,940
41,013	Convergys Corp	973,649
46,968	Cree Inc(a)	1,778,678
165,543	Cypress Semiconductor Corp	2,398,718
17,195	Dun & Bradstreet Corp	2,450,459
13,478	Fair Isaac Corp(a)	3,080,397
66,719	Fortinet Inc(a)	6,156,162
59,771	Integrated Device Technology Inc(a)	2,809,835
21,570	j2 Global Inc(b)	1,787,074
35,351	Jack Henry & Associates Inc	5,658,988
69,377	Leidos Holdings Inc	4,798,113
28,617	Lumentum Holdings Inc(a)	1,715,589
30,176	Manhattan Associates Inc(a)	1,647,610
30,301	MAXIMUS Inc	1,971,383
27,239	Medidata Solutions Inc(a)	1,996,891
24,775	MKS Instruments Inc	1,985,716
17,590	Monolithic Power Systems Inc	2,208,073
55,167	NCR Corp(a)	1,567,294
33,594	NetScout Systems Inc(a)	848,248
67,000	Perspecta Inc	1,723,240
87,888	Pitney Bowes Inc	622,247
48,151	PTC Inc(a)	5,113,155
19,471	Science Applications International Corp	1,569,363
19,424	Silicon Laboratories Inc(a)	1,783,123
16,082	Synaptics Inc(a)	733,661
56,136	Teradata Corp(a)	2,116,889
86,249	Teradyne Inc	3,189,488
17,759	Tyler Technologies Inc(a)	4,352,021
14,359	Ultimate Software Group Inc(a)	4,626,326
24,396	Zebra Technologies Corp Class A(a)	4,313,945
		86,888,811
Utilities — 4.53%
24,000	ALLETE Inc	1,800,240
82,050	Aqua America Inc	3,027,645
50,799	Atmos Energy Corp	4,770,534
24,435	Black Hills Corp	1,419,429
48,921	Hawaiian Electric Industries Inc	1,741,098
23,308	IDACORP Inc	2,312,853
90,634	MDU Resources Group Inc	2,328,388
39,520	National Fuel Gas Co	2,215,491
39,621	New Jersey Resources Corp	1,826,528
22,215	NorthWestern Corp	1,303,132

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
92,719	OGE Energy Corp	$ 3,367,554
23,708	ONE Gas Inc	1,950,694
37,297	PNM Resources Inc	1,471,367
22,897	Southwest Gas Holdings Inc	1,809,550
79,273	UGI Corp	4,398,066
38,390	Vectren Corp	2,744,501
		38,487,070
TOTAL COMMON STOCK — 98.17% (Cost $660,674,825)		$833,424,711
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.46%
$12,400,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	12,398,608
Repurchase Agreements — 4.16%
8,377,889	Undivided interest of 10.17% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $8,377,889 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	8,377,889
8,377,889	Undivided interest of 10.29% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $8,377,889 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	8,377,889
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,761,769	Undivided interest of 11.14% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $1,761,769 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(c)	$ 1,761,769
8,377,889	Undivided interest of 11.51% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $8,377,889 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	8,377,889
8,377,889	Undivided interest of 17.40% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $8,377,889 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(c)	8,377,889
		35,273,325
SHORT TERM INVESTMENTS — 5.62% (Cost $47,671,933)		$ 47,671,933
TOTAL INVESTMENTS — 103.79% (Cost $708,346,758)		$881,096,644
OTHER ASSETS & LIABILITIES, NET — (3.79)%		$ (32,175,315)
TOTAL NET ASSETS — 100.00%		$848,921,329

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	74	14,986,480	December 2018	$(152,151)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 833,424,711	$ —	$ —	$ 833,424,711
Short Term Investments	—	47,671,933	—	47,671,933
Total Assets	$ 833,424,711	$ 47,671,933	$ 0	$ 881,096,644
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (152,151)	$ —	$ —	$ (152,151)
Total Liabilities	$ (152,151)	$ 0	$ 0	$ (152,151)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 94 futures contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.02%
33,931	Aceto Corp	$ 76,684
31,911	AdvanSix Inc(a)	1,083,378
365,890	AK Steel Holding Corp(a)(b)	1,792,861
30,254	American Vanguard Corp	544,572
36,421	Balchem Corp	4,082,430
54,096	Century Aluminum Co(a)	647,529
18,885	Clearwater Paper Corp(a)	560,884
11,002	Hawkins Inc	456,033
57,168	HB Fuller Co	2,953,871
49,229	Ingevity Corp(a)	5,015,451
23,158	Innophos Holdings Inc	1,028,215
27,989	Innospec Inc	2,148,156
18,775	Kaiser Aluminum Corp	2,047,601
23,370	Koppers Holdings Inc(a)	727,975
34,713	Kraton Corp(a)	1,636,718
23,070	Materion Corp	1,395,735
19,222	Neenah Inc	1,658,859
47,938	PH Glatfelter Co	916,095
15,466	Quaker Chemical Corp	3,127,380
58,893	Rayonier Advanced Materials Inc	1,085,398
21,131	Rogers Corp(a)	3,113,019
35,076	Schweitzer-Mauduit International Inc	1,343,762
22,381	Stepan Co	1,947,371
		39,389,977
Communications — 4.87%
106,087	8x8 Inc(a)	2,254,349
56,941	ADTRAN Inc	1,005,009
12,718	ATN International Inc	939,606
41,219	CalAmp Corp(a)	987,607
59,156	Cincinnati Bell Inc(a)	943,538
47,345	Cogent Communications Holdings Inc	2,641,851
27,473	Comtech Telecommunications Corp	996,446
76,958	Consolidated Communications Holdings Inc(b)	1,003,532
14,977	ePlus Inc(a)	1,388,368
64,452	EW Scripps Co Class A	1,063,458
139,305	Extreme Networks Inc(a)	763,391
131,779	Finisar Corp(a)(b)	2,510,390
126,542	Frontier Communications Corp(b)	821,258
125,654	Gannett Co Inc	1,257,796
94,711	Harmonic Inc(a)	520,910
30,120	HealthStream Inc	934,021
108,654	Iridium Communications Inc(a)	2,444,715
29,652	Liquidity Services Inc(a)	188,290
35,466	NETGEAR Inc(a)	2,229,038
61,849	New Media Investment Group Inc	970,411
77,051	NIC Inc	1,140,355
196,937	Oclaro Inc(a)	1,760,617
Shares		Fair Value
Communications — (continued)
38,530	Perficient Inc(a)	$ 1,026,824
43,221	QuinStreet Inc(a)	586,509
32,194	Scholastic Corp	1,503,138
37,572	Shutterfly Inc(a)	2,475,619
21,722	Shutterstock Inc	1,185,587
17,822	Spok Holdings Inc	274,459
19,528	Stamps.com Inc(a)	4,417,234
261,044	Viavi Solutions Inc(a)	2,960,239
250,693	Vonage Holdings Corp(a)	3,549,813
27,702	XO Group Inc(a)	955,165
		47,699,543
Consumer, Cyclical — 14.37%
77,549	Abercrombie & Fitch Co Class A	1,637,835
14,241	Allegiant Travel Co(b)	1,805,759
128,016	American Axle & Manufacturing Holdings Inc(a)	2,232,599
33,382	Anixter International Inc(a)	2,346,755
23,180	Asbury Automotive Group Inc(a)	1,593,625
195,396	Ascena Retail Group Inc(a)	892,960
41,761	Barnes & Noble Education Inc(a)	240,543
66,180	Barnes & Noble Inc	383,844
100,277	Belmond Ltd Class A(a)	1,830,055
21,984	Big 5 Sporting Goods Corp(b)	112,118
23,965	BJ's Restaurants Inc	1,730,273
33,290	Buckle Inc(b)	767,334
49,816	Caleres Inc	1,786,402
100,729	Callaway Golf Co	2,446,707
24,155	Cato Corp Class A	507,738
9,801	Cavco Industries Inc(a)	2,479,653
137,501	Chico's FAS Inc	1,192,134
18,523	Children's Place Inc	2,367,239
20,270	Chuy's Holdings Inc(a)(b)	532,088
55,646	Cooper Tire & Rubber Co	1,574,782
18,463	Cooper-Standard Holdings Inc(a)	2,215,191
53,708	Core-Mark Holding Co Inc	1,823,924
76,325	Crocs Inc(a)	1,624,959
48,570	Daktronics Inc	380,789
44,713	Dave & Buster's Entertainment Inc	2,960,895
20,437	Dine Brands Global Inc(b)	1,661,732
33,068	Dorman Products Inc(a)	2,543,591
77,388	DSW Inc Class A	2,621,905
24,259	El Pollo Loco Holdings Inc(a)	304,450
35,909	Essendant Inc	460,353
29,386	Ethan Allen Interiors Inc	609,760
85,308	Express Inc(a)	943,506
61,639	EZCORP Inc Class A(a)(b)	659,537
26,834	Fiesta Restaurant Group Inc(a)	717,810
50,754	FirstCash Inc	4,161,828
50,336	Fossil Group Inc(a)	1,171,822
43,280	Fox Factory Holding Corp(a)	3,031,764

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
42,466	Francesca's Holdings Corp(a)	$ 157,549
48,380	G-III Apparel Group Ltd(a)	2,331,432
115,718	GameStop Corp Class A(b)	1,767,014
22,986	Genesco Inc(a)	1,082,641
41,841	Gentherm Inc(a)	1,901,673
21,418	Group 1 Automotive Inc	1,390,028
63,058	Guess? Inc	1,425,111
23,930	Haverty Furniture Cos Inc	528,853
58,656	Hawaiian Holdings Inc	2,352,106
23,567	Hibbett Sports Inc(a)	443,060
23,829	Installed Building Products Inc(a)	929,331
69,868	Interface Inc	1,631,418
31,332	iRobot Corp(a)(b)	3,444,013
378,934	JC Penney Co Inc(a)(b)	629,030
19,450	Kirkland's Inc(a)	196,251
51,290	La-Z-Boy Inc	1,620,764
21,599	LGI Homes Inc(a)(b)	1,024,657
26,547	Lithia Motors Inc Class A(b)	2,167,828
33,120	Lumber Liquidators Holdings Inc(a)(b)	513,029
33,007	M/I Homes Inc(a)	789,858
22,640	Marcus Corp	952,012
26,216	MarineMax Inc(a)	557,090
51,830	MDC Holdings Inc	1,533,131
42,458	Meritage Homes Corp(a)	1,694,074
42,356	Methode Electronics Inc	1,533,287
49,082	Mobile Mini Inc	2,152,246
13,526	Monarch Casino & Resort Inc(a)	614,757
22,206	Motorcar Parts of America Inc(a)(b)	520,731
18,003	Movado Group Inc	754,326
37,967	Nautilus Inc(a)	529,640
625,300	Office Depot Inc	2,007,213
19,362	Oxford Industries Inc	1,746,452
98,190	Penn National Gaming Inc(a)	3,232,415
15,641	Perry Ellis International Inc(a)	427,469
23,985	PetMed Express Inc(b)	791,745
15,041	Red Robin Gourmet Burgers Inc(a)	603,896
36,394	Regis Corp(a)	743,529
22,326	RH (a)(b)	2,924,929
33,822	Ruth's Hospitality Group Inc	1,067,084
29,639	ScanSource Inc(a)	1,182,596
29,521	Shake Shack Inc Class A(a)(b)	1,860,118
10,866	Shoe Carnival Inc	418,341
58,981	SkyWest Inc	3,473,981
40,118	Sleep Number Corp(a)	1,475,540
25,023	Sonic Automotive Inc Class A	484,195
39,554	Sonic Corp	1,714,270
23,669	Standard Motor Products Inc	1,164,988
59,912	Steven Madden Ltd	3,169,345
26,507	Superior Industries International Inc	451,944
58,240	Tailored Brands Inc	1,467,066
40,026	Tile Shop Holdings Inc	286,186
57,484	Titan International Inc	426,531
16,239	Unifi Inc(a)	460,051
Shares		Fair Value
Consumer, Cyclical — (continued)
17,483	UniFirst Corp	$ 3,035,923
14,969	Universal Electronics Inc(a)	589,030
23,664	Vera Bradley Inc(a)	361,113
12,808	Veritiv Corp(a)	466,211
65,789	Vista Outdoor Inc(a)	1,176,965
9,740	Vitamin Shoppe Inc(a)(b)	97,400
63,830	Wabash National Corp	1,163,621
36,274	William Lyon Homes Class A(a)	576,394
33,238	Wingstop Inc	2,269,158
32,055	Winnebago Industries Inc	1,062,623
108,629	Wolverine World Wide Inc	4,241,962
21,274	Zumiez Inc(a)	560,570
		140,702,053
Consumer, Non-Cyclical — 19.02%
75,928	ABM Industries Inc	2,448,678
45,516	Acorda Therapeutics Inc(a)	894,389
36,952	AMAG Pharmaceuticals Inc(a)	739,040
33,141	Amedisys Inc(a)	4,141,299
18,915	American Public Education Inc(a)	625,141
53,568	AMN Healthcare Services Inc(a)	2,930,170
41,163	Amphastar Pharmaceuticals Inc(a)(b)	791,976
30,920	Andersons Inc	1,164,138
42,691	AngioDynamics Inc(a)	928,102
8,780	ANI Pharmaceuticals Inc(a)	496,421
17,350	Anika Therapeutics Inc(a)	731,823
59,846	ASGN Inc(a)	4,723,645
76,015	Assertio Therapeutics Inc(a)	446,968
491,729	Avon Products Inc(a)	1,081,804
76,412	B&G Foods Inc(b)	2,097,509
36,513	BioTelemetry Inc(a)	2,353,263
17,913	Calavo Growers Inc(b)	1,730,396
33,597	Cal-Maine Foods Inc	1,622,735
38,138	Cambrex Corp(a)	2,608,639
43,113	Cardtronics PLC Class A(a)	1,364,095
78,190	Career Education Corp(a)	1,167,377
12,014	Central Garden & Pet Co(a)(b)	432,985
44,463	Central Garden & Pet Co Class A(a)	1,473,504
5,449	Coca-Cola Bottling Co Consolidated	993,244
136,516	Community Health Systems Inc(a)(b)	472,345
28,763	CONMED Corp	2,278,605
118,411	Corcept Therapeutics Inc(a)(b)	1,660,122
11,259	CorVel Corp(a)	678,355
42,566	Cross Country Healthcare Inc(a)	371,601
37,479	CryoLife Inc(a)	1,319,261
16,110	Cutera Inc(a)	524,381
62,903	Cytokinetics Inc(a)(b)	619,595
183,600	Darling Ingredients Inc(a)	3,547,152
109,043	Dean Foods Co	774,205

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,196	Diplomat Pharmacy Inc(a)	$ 1,187,814
13,016	Eagle Pharmaceuticals Inc(a)	902,399
48,717	Emergent BioSolutions Inc(a)	3,207,040
16,664	Enanta Pharmaceuticals Inc(a)	1,424,105
227,729	Endo International PLC(a)	3,832,679
57,158	Ensign Group Inc	2,167,431
69,139	EVERTEC Inc	1,666,250
11,495	Forrester Research Inc	527,621
43,893	FTI Consulting Inc(a)	3,212,529
54,073	Green Dot Corp Class A(a)	4,802,764
21,530	Heidrick & Struggles International Inc	728,791
7,707	Heska Corp(a)	873,280
94,512	HMS Holdings Corp(a)	3,100,939
81,525	Innoviva Inc(a)	1,242,441
43,333	Insperity Inc	5,111,127
32,457	Integer Holdings Corp(a)	2,692,308
20,261	Inter Parfums Inc	1,305,821
38,185	Invacare Corp	555,592
17,274	J&J Snack Foods Corp	2,606,474
10,238	John B Sanfilippo & Son Inc	730,788
36,625	Kelly Services Inc Class A	880,099
64,063	Korn/Ferry International	3,154,462
36,275	Lannett Co Inc(a)(b)	172,306
44,651	Lantheus Holdings Inc(a)	667,532
18,425	LeMaitre Vascular Inc	713,785
33,630	LHC Group Inc(a)	3,463,554
24,010	Ligand Pharmaceuticals Inc(a)	6,590,505
41,056	LSC Communications Inc	454,079
48,670	Luminex Corp	1,475,188
27,857	Magellan Health Inc(a)	2,007,097
37,236	Matthews International Corp Class A	1,867,385
75,098	Medicines Co(a)(b)	2,246,181
13,590	Medifast Inc	3,010,864
49,999	Meridian Bioscience Inc	744,985
61,779	Merit Medical Systems Inc(a)	3,796,320
13,922	MGP Ingredients Inc(b)	1,099,560
118,853	MiMedx Group Inc(a)(b)	734,512
90,222	Momenta Pharmaceuticals Inc(a)	2,372,839
38,095	Monro Inc(b)	2,651,412
81,363	Myriad Genetics Inc(a)	3,742,698
39,662	Natus Medical Inc(a)	1,413,950
49,851	Navigant Consulting Inc	1,149,564
59,303	Neogen Corp(a)	4,241,944
34,076	Nutrisystem Inc	1,262,516
71,230	OraSure Technologies Inc(a)	1,100,503
21,945	Orthofix Medical Inc(a)	1,268,640
73,579	Owens & Minor Inc	1,215,525
23,205	Phibro Animal Health Corp Class A	995,494
86,758	Progenics Pharmaceuticals Inc(a)(b)	543,973
12,396	Providence Service Corp(a)	834,003
38,072	Quorum Health Corp(a)(b)	223,102
33,647	REGENXBIO Inc(a)	2,540,348
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
48,044	Rent-A-Center Inc(a)	$ 690,873
42,241	Repligen Corp(a)	2,342,686
34,001	Resources Connection Inc	564,417
81,402	RR Donnelley & Sons Co	439,571
125,341	Select Medical Holdings Corp(a)	2,306,274
8,812	Seneca Foods Corp Class A(a)	296,964
39,667	SpartanNash Co	795,720
108,095	Spectrum Pharmaceuticals Inc(a)	1,815,996
24,443	Strategic Education Inc	3,349,424
59,426	Supernus Pharmaceuticals Inc(a)	2,992,099
44,599	SUPERVALU Inc(a)(b)	1,436,980
14,995	Surmodics Inc(a)	1,119,377
17,101	Tactile Systems Technology Inc(a)	1,215,026
35,231	Team Inc(a)(b)	792,697
46,380	Tivity Health Inc(a)	1,491,117
143,905	Travelport Worldwide Ltd	2,427,677
44,591	TrueBlue Inc(a)	1,161,596
28,638	Universal Corp	1,861,470
14,933	US Physical Therapy Inc	1,771,054
59,688	Vanda Pharmaceutical Inc(a)	1,369,840
42,333	Varex Imaging Corp(a)	1,213,264
21,787	Viad Corp	1,290,880
16,048	WD-40 Co	2,761,861
		186,252,944
Energy — 4.59%
145,000	Archrock Inc	1,769,000
23,500	Bonanza Creek Energy Inc(a)	699,830
36,325	Bristow Group Inc(a)(b)	440,622
70,769	C&J Energy Services Inc(a)	1,471,995
26,131	CARBO Ceramics Inc(a)	189,450
95,073	Carrizo Oil & Gas Inc(a)	2,395,840
87,270	Cloud Peak Energy Inc(a)	200,721
30,000	CONSOL Energy Inc(a)	1,224,300
522,631	Denbury Resources Inc(a)	3,240,312
24,732	Era Group Inc(a)	305,440
37,698	Exterran Corp(a)	1,000,128
66,074	Flotek Industries Inc(a)	158,578
31,615	FutureFuel Corp	586,142
14,853	Geospace Technologies Corp(a)	203,486
44,989	Green Plains Inc(b)	773,811
15,971	Gulf Island Fabrication Inc	158,911
160,982	Helix Energy Solutions Group Inc(a)	1,590,502
115,768	HighPoint Resources Corp(a)	564,948
22,000	KLX Energy Services Holdings Inc(a)	704,220
175,239	Laredo Petroleum Inc(a)	1,431,703
30,810	Matrix Service Co(a)	759,466
97,354	Newpark Resources Inc(a)	1,007,614
290,038	Noble Corp PLC(a)	2,038,967
69,499	Oil States International Inc(a)	2,307,367

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
29,290	Par Pacific Holdings Inc(a)	$ 597,516
75,377	PDC Energy Inc(a)	3,690,458
14,285	Penn Virginia Corp(a)	1,150,514
95,241	Pioneer Energy Services Corp(a)	280,961
85,430	ProPetro Holding Corp(a)	1,408,741
42,764	Renewable Energy Group Inc(a)(b)	1,231,603
6,811	REX American Resources Corp(a)	514,571
65,007	Ring Energy Inc(a)	644,219
19,866	SEACOR Holdings Inc(a)	981,579
48,770	SolarEdge Technologies Inc(a)(b)	1,836,190
283,194	SRC Energy Inc(a)	2,517,595
76,398	SunCoke Energy Inc(a)	887,745
154,812	TETRA Technologies Inc(a)	698,202
59,619	Unit Corp(a)	1,553,671
91,267	US Silica Holdings Inc(b)	1,718,558
		44,935,476
Financial — 21.87%
91,164	Acadia Realty Trust REIT	2,555,327
35,581	Agree Realty Corp REIT	1,890,063
52,348	Ambac Financial Group Inc(a)	1,068,946
42,581	American Assets Trust Inc REIT	1,587,845
102,069	American Equity Investment Life Holding Co	3,609,160
45,267	Ameris Bancorp	2,068,702
22,604	AMERISAFE Inc	1,400,318
124,645	Apollo Commercial Real Estate Finance Inc REIT	2,352,051
52,224	Armada Hoffler Properties Inc REIT	789,105
48,683	ARMOUR Residential REIT Inc(b)	1,092,933
62,291	Axos Financial Inc(a)	2,142,187
50,204	Banc of California Inc	948,856
36,141	Banner Corp	2,246,886
45,271	Berkshire Hills Bancorp Inc	1,842,530
53,708	Blucora Inc(a)	2,161,747
96,188	Boston Private Financial Holdings Inc	1,312,966
89,714	Brookline Bancorp Inc	1,498,224
101,343	Capstead Mortgage Corp REIT	801,623
92,475	CareTrust REIT Inc	1,637,732
204,082	CBL & Associates Properties Inc REIT(b)	814,287
91,259	Cedar Realty Trust Inc REIT	425,267
34,992	Central Pacific Financial Corp	924,838
51,001	Chatham Lodging Trust REIT	1,065,411
68,966	Chesapeake Lodging Trust REIT	2,211,740
18,092	City Holding Co	1,389,466
82,408	Columbia Banking System Inc	3,194,958
Shares		Fair Value
Financial — (continued)
57,597	Community Bank System Inc	$ 3,517,449
19,893	Community Healthcare Trust Inc REIT	616,285
34,203	Customers Bancorp Inc(a)	804,797
114,875	CVB Financial Corp	2,564,010
233,006	DiamondRock Hospitality Co REIT	2,719,180
35,698	Dime Community Bancshares Inc	637,209
69,584	Easterly Government Properties Inc REIT	1,347,842
40,789	EastGroup Properties Inc REIT	3,900,244
19,199	eHealth Inc(a)	542,564
37,404	Employers Holdings Inc	1,694,401
28,891	Encore Capital Group Inc(a)(b)	1,035,742
37,540	Enova International Inc(a)	1,081,152
25,585	Fidelity Southern Corp	633,996
248,174	First BanCorp(a)	2,258,383
111,480	First Commonwealth Financial Corp	1,799,287
110,924	First Financial Bancorp	3,294,443
77,089	First Financial Bankshares Inc(b)	4,555,960
116,799	First Midwest Bancorp Inc	3,105,685
74,215	Four Corners Property Trust Inc REIT	1,906,583
13,123	Franklin Financial Network Inc(a)	513,109
124,681	Franklin Street Properties Corp REIT	996,201
38,919	Getty Realty Corp REIT	1,111,527
96,858	Glacier Bancorp Inc	4,173,611
81,720	Global Net Lease Inc REIT	1,703,862
116,491	Government Properties Income Trust REIT(b)	1,315,183
51,213	Granite Point Mortgage Trust Inc REIT	987,387
66,279	Great Western Bancorp Inc	2,796,311
30,000	Green Bancorp Inc	663,000
22,181	Greenhill & Co Inc	584,469
37,993	Hanmi Financial Corp	946,026
9,261	HCI Group Inc	405,169
36,752	Heritage Financial Corp	1,291,833
38,778	Hersha Hospitality Trust REIT	879,097
42,035	HFF Inc Class A	1,785,647
31,837	HomeStreet Inc(a)	843,680
142,180	Hope Bancorp Inc	2,299,051
47,059	Horace Mann Educators Corp	2,112,949
96,061	Independence Realty Trust Inc REIT	1,011,522
30,938	Independent Bank Corp(b)	2,555,479
18,513	International FCStone Inc(a)	894,548
125,230	Invesco Mortgage Capital REIT	1,981,139
39,166	Investment Technology Group Inc	848,336

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
80,000	iStar Inc REIT	$ 893,600
36,950	James River Group Holdings Ltd	1,574,809
98,166	Kite Realty Group Trust REIT	1,634,464
28,890	LCI Industries	2,392,092
49,423	LegacyTexas Financial Group Inc	2,105,420
243,309	Lexington Realty Trust REIT	2,019,465
46,617	LTC Properties Inc REIT	2,056,276
84,306	Maiden Holdings Ltd	240,272
10,565	Meta Financial Group Inc	873,197
28,321	National Bank Holdings Corp Class A	1,066,286
66,542	National Storage Affiliates Trust REIT	1,692,828
26,036	Navigators Group Inc	1,799,088
50,891	NBT Bancorp Inc	1,953,197
162,000	New York Mortgage Trust Inc REIT(b)	984,960
76,569	NMI Holdings Inc Class A(a)	1,734,288
53,993	Northfield Bancorp Inc	859,568
119,565	Northwest Bancshares Inc	2,070,866
50,255	OFG Bancorp	811,618
175,334	Old National Bancorp	3,383,946
23,934	Opus Bank(b)	655,792
45,820	Oritani Financial Corp	712,501
51,958	Pacific Premier Bancorp Inc(a)	1,932,838
72,165	Pennsylvania Real Estate Investment Trust(b)	682,681
67,654	PennyMac Mortgage Investment Trust REIT	1,369,317
16,855	Piper Jaffray Cos	1,286,879
51,862	PRA Group Inc(a)	1,867,032
15,692	Preferred Bank	917,982
61,538	ProAssurance Corp	2,889,209
70,671	Provident Financial Services Inc	1,734,973
23,084	PS Business Parks Inc REIT	2,933,745
91,853	Ramco-Gershenson Properties Trust REIT	1,249,201
21,531	RE/MAX Holdings Inc Class A	954,900
90,198	Redwood Trust Inc REIT	1,464,815
129,995	Retail Opportunity Investments Corp REIT	2,427,007
43,910	RLI Corp	3,450,448
40,448	S&T Bancorp Inc	1,753,825
16,606	Safety Insurance Group Inc	1,487,898
12,355	Saul Centers Inc REIT	691,880
55,147	Seacoast Banking Corp of Florida(a)	1,610,292
66,347	Selective Insurance Group Inc	4,213,034
52,511	ServisFirst Bancshares Inc	2,055,806
105,764	Simmons First National Corp Class A	3,114,750
38,224	Southside Bancshares Inc	1,330,195
27,606	Stewart Information Services Corp	1,242,546
Shares		Fair Value
Financial — (continued)
119,225	Summit Hotel Properties Inc REIT	$ 1,613,114
87,121	Third Point Reinsurance Ltd(a)	1,132,573
13,258	Tompkins Financial Corp	1,076,417
27,295	Triumph Bancorp Inc(a)	1,042,669
114,736	TrustCo Bank Corp NY	975,256
91,485	United Community Banks Inc	2,551,517
24,825	United Fire Group Inc	1,260,365
25,213	United Insurance Holdings Corp	564,267
14,622	Universal Health Realty Income Trust REIT	1,088,023
35,552	Universal Insurance Holdings Inc	1,726,050
34,568	Urstadt Biddle Properties Inc REIT Class A	735,953
8,545	Virtus Investment Partners Inc	971,994
90,251	Waddell & Reed Financial Inc Class A(b)	1,911,516
45,098	WageWorks Inc(a)	1,927,939
32,527	Walker & Dunlop Inc	1,720,028
211,230	Washington Prime Group Inc REIT	1,541,979
30,470	Westamerica Bancorporation	1,833,075
43,586	Whitestone REIT	604,974
126,743	WisdomTree Investments Inc	1,074,781
7,196	World Acceptance Corp(a)	822,935
		214,098,727
Industrial — 18.50%
46,212	AAON Inc	1,746,814
37,578	AAR Corp	1,799,610
66,663	Actuant Corp Class A	1,859,898
38,642	Aegion Corp(a)	980,734
80,030	Aerojet Rocketdyne Holdings Inc(a)	2,720,220
23,951	Aerovironment Inc(a)	2,686,584
10,508	Alamo Group Inc	962,638
39,299	Alarm.com Holdings Inc(a)(b)	2,255,763
33,493	Albany International Corp Class A	2,662,693
17,882	American Woodmark Corp(a)	1,402,843
33,304	Apogee Enterprises Inc	1,376,121
43,641	Applied Industrial Technologies Inc	3,414,908
22,556	Applied Optoelectronics Inc(a)(b)	556,231
29,470	ArcBest Corp	1,430,769
26,262	Astec Industries Inc	1,323,867
28,165	Atlas Air Worldwide Holdings Inc(a)	1,795,519
65,968	Axon Enterprise Inc(a)	4,514,190
32,701	AZZ Inc	1,651,401
32,787	Badger Meter Inc	1,736,072
53,014	Barnes Group Inc	3,765,584
12,746	Bel Fuse Inc Class B	337,769
54,701	Benchmark Electronics Inc	1,280,003

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
43,578	Boise Cascade Co	$ 1,603,670
54,115	Brady Corp Class A	2,367,531
50,117	Briggs & Stratton Corp	963,750
35,761	Chart Industries Inc(a)	2,801,159
22,042	CIRCOR International Inc	1,046,995
42,798	Comfort Systems USA Inc	2,413,807
29,700	Control4 Corp(a)	1,019,601
28,911	Cubic Corp	2,111,949
18,402	DXP Enterprises Inc(a)	737,368
30,265	Echo Global Logistics Inc(a)	936,702
39,165	Electro Scientific Industries Inc(a)	683,429
23,108	Encore Wire Corp	1,157,711
23,569	EnPro Industries Inc	1,718,887
29,828	ESCO Technologies Inc	2,029,795
59,562	Exponent Inc	3,192,523
42,008	Fabrinet (a)	1,943,290
18,721	FARO Technologies Inc(a)	1,204,696
68,436	Federal Signal Corp	1,832,716
33,981	Forward Air Corp	2,436,438
44,728	Franklin Electric Co Inc	2,113,398
35,914	Gibraltar Industries Inc(a)	1,637,678
37,081	Greenbrier Cos Inc	2,228,568
40,710	Griffon Corp	657,467
91,216	Harsco Corp(a)	2,604,217
14,650	Haynes International Inc	520,075
52,936	Heartland Express Inc	1,044,427
70,248	Hillenbrand Inc	3,673,970
38,908	Hub Group Inc Class A(a)	1,774,205
30,000	Ichor Holdings Ltd(a)(b)	612,600
67,694	II-VI Inc(a)	3,201,926
21,389	Insteel Industries Inc	767,437
41,262	Itron Inc(a)	2,649,020
35,758	John Bean Technologies Corp	4,265,929
32,575	Kaman Corp	2,175,358
101,377	KapStone Paper and Packaging Corp	3,437,694
64,670	KEMET Corp(a)	1,199,629
103,292	Knowles Corp(a)	1,716,713
12,184	Lindsay Corp	1,221,324
26,888	LSB Industries Inc(a)(b)	262,965
20,554	Lydall Inc(a)	885,877
44,975	Marten Transport Ltd	946,724
48,993	Matson Inc	1,942,083
37,502	Moog Inc Class A	3,224,047
65,248	Mueller Industries Inc	1,890,887
16,175	Multi-Color Corp	1,006,894
40,012	Myers Industries Inc	930,279
19,308	MYR Group Inc(a)	630,213
5,910	National Presto Industries Inc(b)	766,232
11,248	Olympic Steel Inc	234,746
34,828	Orion Group Holdings Inc(a)	262,951
18,429	OSI Systems Inc(a)	1,406,317
21,934	Park Electrochemical Corp	427,494
26,304	Patrick Industries Inc(a)	1,557,197
66,643	PGT Innovations Inc(a)	1,439,489
37,073	Plexus Corp(a)	2,169,141
Shares		Fair Value
Industrial — (continued)
10,006	Powell Industries Inc	$ 362,818
30,536	Proto Labs Inc(a)	4,939,198
40,396	Quanex Building Products Corp	735,207
41,110	Raven Industries Inc	1,880,782
28,750	Saia Inc(a)	2,197,937
78,431	Sanmina Corp(a)	2,164,696
47,906	Simpson Manufacturing Co Inc	3,471,269
47,124	SPX Corp(a)	1,569,700
48,626	SPX FLOW Inc(a)	2,528,552
14,559	Standex International Corp	1,517,776
20,295	Sturm Ruger & Co Inc	1,401,370
20,979	Tennant Co	1,593,355
62,356	Tetra Tech Inc	4,258,915
45,404	TimkenSteel Corp(a)(b)	675,157
40,669	TopBuild Corp(a)	2,310,813
29,424	Tredegar Corp	637,030
66,707	Trex Co Inc(a)	5,135,105
61,884	Triumph Group Inc	1,441,897
100,898	TTM Technologies Inc(a)	1,605,287
70,997	Universal Forest Products Inc	2,508,324
18,992	US Concrete Inc(a)(b)	870,783
25,418	US Ecology Inc	1,874,578
18,429	Vicor Corp(a)	847,734
31,463	Watts Water Technologies Inc Class A	2,611,429
		181,087,131
Technology — 8.74%
130,152	3D Systems Corp(a)(b)	2,459,873
44,152	Advanced Energy Industries Inc(a)	2,280,451
16,823	Agilysys Inc(a)	274,215
39,055	Axcelis Technologies Inc(a)	767,431
41,707	Bottomline Technologies Inc(a)	3,032,516
79,365	Brooks Automation Inc	2,780,156
28,737	Cabot Microelectronics Corp	2,964,796
29,023	CACI International Inc Class A(a)	5,344,585
26,226	CEVA Inc(a)	753,998
33,262	Cohu Inc	834,876
13,005	Computer Programs & Systems Inc	349,184
45,045	Cray Inc(a)	968,467
37,782	CSG Systems International Inc	1,516,569
36,835	CTS Corp	1,263,440
92,000	Diebold Nixdorf Inc(b)	414,000
30,209	Digi International Inc(a)	406,311
43,452	Diodes Inc(a)	1,446,517
40,153	Donnelley Financial Solutions Inc(a)	719,542
18,884	DSP Group Inc(a)	224,720
25,305	Ebix Inc(b)	2,002,891
49,564	Electronics For Imaging Inc(a)	1,689,141
20,836	Engility Holdings Inc(a)	749,888

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
39,801	ExlService Holdings Inc(a)	$ 2,634,826
81,181	FormFactor Inc(a)	1,116,239
39,666	Insight Enterprises Inc(a)	2,145,534
77,600	Kopin Corp(a)(b)	187,792
75,818	Kulicke & Soffa Industries Inc	1,807,501
63,291	LivePerson Inc(a)	1,642,401
30,027	ManTech International Corp Class A	1,900,709
73,694	MaxLinear Inc(a)	1,465,037
55,282	Mercury Systems Inc(a)	3,058,200
10,825	MicroStrategy Inc Class A(a)	1,522,211
49,689	Monotype Imaging Holdings Inc	1,003,718
21,213	MTS Systems Corp	1,161,412
28,420	Nanometrics Inc(a)	1,066,318
54,785	NextGen Healthcare Inc(a)	1,100,083
44,669	Omnicell Inc(a)	3,211,701
34,880	OneSpan Inc(a)	664,464
33,000	PDF Solutions Inc(a)(b)	297,990
73,958	Photronics Inc(a)	728,486
33,007	Power Integrations Inc	2,086,042
50,735	Progress Software Corp	1,790,438
37,686	Qualys Inc(a)	3,357,823
124,633	Rambus Inc(a)	1,359,746
36,727	Rudolph Technologies Inc(a)	897,975
74,656	Semtech Corp(a)	4,150,874
19,384	SPS Commerce Inc(a)	1,923,668
44,982	Sykes Enterprises Inc(a)	1,371,501
19,640	Tabula Rasa HealthCare Inc(a)	1,594,572
139,706	TiVo Corp	1,739,340
16,082	TTEC Holdings Inc	416,524
45,000	Ultra Clean Holdings Inc(a)	564,750
60,000	UNISYS Corp(a)(b)	1,224,000
57,566	Veeco Instruments Inc(a)	590,052
31,583	Virtusa Corp(a)	1,696,323
54,054	Xperi Corp	802,702
		85,524,519
Utilities — 2.17%
42,647	American States Water Co	2,607,437
74,549	Avista Corp	3,769,197
55,422	California Water Service Group	2,377,604
45,668	El Paso Electric Co	2,612,210
32,934	Northwest Natural Gas Co	2,203,285
97,285	South Jersey Industries Inc	3,431,242
57,151	Spire Inc	4,203,456
		21,204,431
TOTAL COMMON STOCK — 98.15% (Cost $707,575,355)		$ 960,894,801
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.44%
$14,100,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	$ 14,098,418
Repurchase Agreements — 5.70%
13,248,590	Undivided interest of 16.08% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $13,248,590 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	13,248,590
13,248,590	Undivided interest of 16.28% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $13,248,590 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	13,248,590
2,785,772	Undivided interest of 17.62% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $2,785,772 on 10/1/18 collateralized by a U.S. Treasury security, 3.00%, 9/9/49, with a value of $16,147,874.(c)	2,785,772

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$13,248,590	Undivided interest of 18.21% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $13,248,590 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(c)	$ 13,248,590
13,248,590	Undivided interest of 27.51% in a repurchase agreement (principal amount/value $48,220,214 with a maturity value of $48,229,255) with TD Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $13,248,590 on 10/1/18 collateralized by various U.S. Government Agency securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $49,184,618.(c)	13,248,590
55,780,132
SHORT TERM INVESTMENTS — 7.14% (Cost $69,878,550)		$ 69,878,550
TOTAL INVESTMENTS — 105.29% (Cost $777,453,905)		$1,030,773,351
OTHER ASSETS & LIABILITIES, NET — (5.29)%		$ (51,755,546)
TOTAL NET ASSETS — 100.00%		$ 979,017,805
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 28, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	226	19,219,040	December 2018	$(168,495)
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 960,894,801	$ —	$ —	$ 960,894,801
Short Term Investments	—	69,878,550	—	69,878,550
Total Assets	$ 960,894,801	$ 69,878,550	$ 0	$ 1,030,773,351
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (168,495)	$ —	$ —	$ (168,495)
Total Liabilities	$ (168,495)	$ 0	$ 0	$ (168,495)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 181 futures contracts for the reporting period.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.68%
$ 2,550,000	American Express Credit Account Master Trust Series 2017-6 Class A 2.04%, 05/15/2023	$ 2,499,953
192,594	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 2.84%, 04/25/2034 1-mo. LIBOR + 0.62%	192,900
8,022	Centex Home Equity Loan Trust(b) Series 2004-A Class AF6 4.27%, 01/25/2034	8,106
208,046	GMACM Home Equity Loan Trust(b) Series 2007-HE2 Class A3 6.19%, 12/25/2037	203,015
1,762,103	Mill City Mortgage Loan Trust(b)(c) Series 2017-2 Class A1 2.75%, 07/25/2059	1,723,917
1,155,379	Sofi Consumer Loan Program LLC(c) Series 2017-1 Class A 3.28%, 01/26/2026	1,153,837
49,787	Structured Receivables Finance 3 LLC(c) Series 2006-A Class A 5.55%, 01/15/2030	50,662
2,000,000	Synchrony Card Issuance Trust Series 2018 Class A1 3.38%, 09/15/2024	2,000,000
	Towd Point Mortgage Trust(b)(c)
	Series 2015-2 Class 1AE2
326,082	2.75%, 11/25/2060	321,277
	Series 2017-2 Class A1
3,121,415	2.75%, 04/25/2057	3,063,277
		11,216,944
U.S. Government Agency — 0.00%(d)
6,158	Federal National Mortgage Association(e) Series 2003-T4 Class 2A6 4.68%, 07/26/2033	6,290
TOTAL ASSET-BACKED SECURITIES — 4.68% (Cost $11,223,730)		$ 11,223,234
BANK LOANS
	Asurion LLC(a)
939,394	5.24%,08/04/2022 1-mo. LIBOR + 3.00%	947,027
Principal Amount		Fair Value
Bank Loans — (continued)
$ 961,078	5.09%,11/03/2023 1-mo. LIBOR + 3.00%	$ 967,486
1,950,000	Bausch Health Companies Inc(a) 5.10%, 06/02/2025 1-mo. LIBOR + 3.00%	1,959,479
997,494	NVA Holdings Inc(a) 4.99%, 02/02/2025 1-mo. LIBOR + 2.75%	995,000
1,980,000	PAREXEL International Corp(a) 4.99%, 09/27/2024 1-mo. LIBOR + 2.75%	1,967,007
1,980,330	Plastipak Holdings Inc(a) 4.75%, 10/14/2024 1-mo. LIBOR + 2.50%	1,980,330
1,602,564	Quikrete Holdings Inc(a) 4.99%, 11/15/2023 1-mo. LIBOR + 2.75%	1,604,567
1,995,000	Vyaire Medical Inc(a) 6.89%, 04/16/2025 3-mo. LIBOR + 4.50%	1,955,100
TOTAL BANK LOANS — 5.16% (Cost $12,329,997)		$ 12,375,996
CORPORATE BONDS AND NOTES
Basic Materials — 5.52%
4,000,000	CF Industries Inc(c) 3.40%, 12/01/2021	3,939,349
3,433,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	3,388,626
3,900,000	Georgia-Pacific LLC(c) 2.54%, 11/15/2019	3,870,023
2,000,000	Nutrien Ltd 4.88%, 03/30/2020	2,040,307
		13,238,305
Communications — 3.55%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,875,000	3.58%, 07/23/2020	1,876,124
650,000	4.00%, 02/01/2024(a) 3-mo. LIBOR + 1.65%	662,474
2,000,000	Discovery Communications Inc 5.05%, 06/01/2020	2,054,124

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 3,900,000	Verizon Communications Inc(a) 3.41%, 05/15/2025 3-mo. LIBOR + 1.10%	$ 3,933,829
		8,526,551
Consumer, Cyclical — 0.83%
2,000,000	Jaguar Land Rover Automotive PLC(c) 4.25%, 11/15/2019	2,000,000
Consumer, Non-Cyclical — 23.48%
2,000,000	Abbott Laboratories 4.13%, 05/27/2020	2,033,754
2,000,000	Anthem Inc 2.50%, 11/21/2020	1,968,266
4,000,000	Bacardi Ltd(c) 4.50%, 01/15/2021	4,058,246
	Bayer US Finance II LLC(c)
1,925,000	3.50%, 06/25/2021	1,920,396
1,925,000	3.35%, 12/15/2023(a) 3-mo. LIBOR + 1.01%	1,928,281
4,000,000	Becton Dickinson and Co(a) 3.35%, 06/06/2022 3-mo. LIBOR + 1.03%	4,022,185
1,000,000	Centene Corp 5.63%, 02/15/2021	1,018,750
3,000,000	Diageo Capital PLC 3.00%, 05/18/2020	2,995,051
2,000,000	Elanco Animal Health Inc(c) 3.91%, 08/27/2021	2,001,808
1,500,000	GlaxoSmithKline Capital PLC 3.13%, 05/14/2021	1,497,606
	Halfmoon Parent Inc(c)(f)
1,000,000	3.40%, 09/17/2021	996,230
3,000,000	3.23%, 07/15/2023(a) 3-mo. LIBOR + 0.89%	3,000,138
1,000,000	HCA Healthcare Inc 6.25%, 02/15/2021	1,042,500
3,000,000	Humana Inc 2.50%, 12/15/2020	2,944,563
4,000,000	Kraft Heinz Foods Co(c) 4.88%, 02/15/2025	4,064,510
4,000,000	McCormick & Co Inc 3.90%, 07/15/2021	4,029,589
2,990,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	2,979,403
3,049,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	3,018,431
1,000,000	Reynolds American Inc 8.13%, 06/23/2019	1,034,452
1,620,000	RJ Reynolds Tobacco Co 8.13%, 06/23/2019	1,675,813
1,000,000	Universal Health Services Inc(c) 4.75%, 08/01/2022	1,005,000
4,000,000	Zimmer Biomet Holdings Inc 4.63%, 11/30/2019	4,060,458
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 3,000,000	Zoetis Inc 3.45%, 11/13/2020	$ 3,012,577
		56,308,007
Energy — 6.96%
3,910,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp(f) 5.50%, 10/15/2019	3,983,391
2,000,000	Antero Resources Corp 5.38%, 11/01/2021	2,025,600
2,406,000	Energen Corp 4.63%, 09/01/2021	2,418,030
3,000,000	Phillips 66 Partners LP(f) 2.65%, 02/15/2020	2,971,249
3,221,000	Plains All American Pipeline LP / PAA Finance Corp(f) 2.60%, 12/15/2019	3,195,804
2,040,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp(f) 4.40%, 06/15/2021	2,086,111
		16,680,185
Financial — 21.20%
4,000,000	Allstate Corp(a) 3.02%, 03/29/2023 3-mo. LIBOR + 0.63%	4,011,961
1,000,000	American Express Co 3.38%, 05/17/2021	1,000,482
1,000,000	American Express Credit Corp 2.60%, 09/14/2020	990,896
	Bank of America Corp
2,000,000	2.25%, 04/21/2020	1,973,320
2,000,000	2.37%, 07/21/2021(a) 3-mo. LIBOR + 0.66%	1,964,870
2,000,000	2.74%, 01/23/2022(a) 3-mo. LIBOR + 0.37%	1,966,676
2,000,000	Bank of New York Mellon Corp 4.15%, 02/01/2021	2,040,393
2,000,000	Bank of Nova Scotia 3.13%, 04/20/2021	1,989,576
2,000,000	Barclays Bank PLC 2.65%, 01/11/2021	1,960,556
	Citibank NA
2,000,000	2.13%, 10/20/2020	1,953,000
3,000,000	3.40%, 07/23/2021	2,999,187
2,000,000	Citizens Bank NA 2.20%, 05/26/2020	1,961,253
1,000,000	Fifth Third Bank 1.63%, 09/27/2019	987,236
3,000,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	2,951,700
2,000,000	Huntington National Bank 3.25%, 05/14/2021	1,988,460
	JPMorgan Chase Bank NA(a)
2,000,000	2.60%, 02/01/2021 3-mo. LIBOR + 0.28%	1,983,646

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 3,250,000	3.09%, 04/26/2021 3-mo. LIBOR + 0.35%	$ 3,241,121
250,000	Lehman Brothers Holdings Inc Escrow Account(g)(h) 0.00%, 10/15/2020	7,000
2,000,000	Metropolitan Life Global Funding I(c) 2.05%, 06/12/2020	1,960,999
	Morgan Stanley
2,000,000	2.65%, 01/27/2020	1,987,130
1,000,000	2.50%, 04/21/2021	976,956
1,050,000	New York Life Global Fundings(c) 3.25%, 08/06/2021	1,048,973
2,000,000	Regions Bank(f) 2.75%, 04/01/2021	1,964,452
2,000,000	Royal Bank of Canada 3.20%, 04/30/2021	1,996,247
2,000,000	Starwood Property Trust Inc(c) 3.63%, 02/01/2021	1,965,000
1,000,000	Synchrony Bank 3.65%, 05/24/2021	991,022
2,000,000	Westpac Banking Corp 2.65%, 01/25/2021	1,968,310
		50,830,422
Industrial — 11.38%
1,170,000	Canadian National Railway Co 2.85%, 12/15/2021	1,153,792
2,000,000	CNH Industrial Capital LLC 4.88%, 04/01/2021	2,049,646
2,365,000	Keysight Technologies Inc 3.30%, 10/30/2019	2,363,865
2,409,000	Molex Electronic Technologies LLC(c) 2.88%, 04/15/2020	2,382,557
1,600,000	Oshkosh Corp 5.38%, 03/01/2025	1,648,000
3,320,000	PerkinElmer Inc 5.00%, 11/15/2021	3,426,995
4,030,000	Rockwell Automation Inc 2.05%, 03/01/2020	3,974,367
4,000,000	Rolls-Royce PLC(c) 2.38%, 10/14/2020	3,915,342
	Textron Inc
2,300,000	3.65%, 03/01/2021	2,297,849
1,300,000	5.95%, 09/21/2021	1,369,858
46,549	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	48,374
2,654,000	Wabtec Corp(a) 3.38%, 09/15/2021 3-mo. LIBOR + 1.05%	2,659,412
		27,290,057
Utilities — 3.28%
2,000,000	Dominion Energy Gas Holdings LLC 2.50%, 12/15/2019	1,984,898
Principal Amount		Fair Value
Utilities — (continued)
$ 1,981,250	Duke Energy Florida LLC 2.10%, 12/15/2019	$ 1,969,285
4,012,000	Southern California Edison Co 1.85%, 02/01/2022	3,905,306
		7,859,489
TOTAL CORPORATE BONDS AND NOTES — 76.20% (Cost $184,304,403)		$182,733,016
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.49%
2,145	CHL Mortgage Pass-Through Trust(a) Series 2003-15 Class 1A1 2.72%, 06/25/2018 1-mo. LIBOR + 0.50%	2,145
3,500,000	OBP Depositor LLC Trust(c) Series 2010-OBP Class A 4.65%, 07/15/2045	3,567,917
TOTAL MORTGAGE-BACKED SECURITIES — 1.49% (Cost $3,582,182)		$ 3,570,062
U.S. TREASURY BONDS AND NOTES
19,000,000	United States Treasury Note/Bond 2.63%, 08/15/2020	18,933,203
TOTAL U.S. TREASURY BONDS AND NOTES — 7.90% (Cost $18,937,459)		$ 18,933,203
Shares
EXCHANGE TRADED FUNDS
205,750	SPDR Blackstone / GSO Senior Loan ETF	9,742,263

TOTAL EXCHANGE TRADED FUNDS — 4.06% (Cost $9,723,015)		$ 9,742,263

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.61%
$ 4,900,000	Repurchase agreement (principal amount/value $4,900,000 with a maturity value of $4,900,898 with Daiwa Capital Markets America Inc, 2.20%, dated 9/28/18 to be repurchased at $4,900,898 on 10/1/18 collateralized by a Federal Home Loan Bank security and a U.S. Treasury security, 1.13% - 3.00%, 05/31/19 - 11/15/46, with a value of $4,998,031.	$ 4,900,000
999,421	Undivided interest of 1.21% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $999,421 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(i)	999,421
999,421	Undivided interest of 1.23% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $999,421 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(i)	999,421
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 755,977	Undivided interest of 15.53% in a repurchase agreement (principal amount/value $4,874,266 with a maturity value of $4,875,180) with HSBC Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $755,977 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/25 - 1/1/57, with a value of $4,971,751.(i)	$ 755,977
999,421	Undivided interest of 3.09% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $999,421 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(i)	999,421
SHORT TERM INVESTMENTS — 3.61% (Cost $8,654,240)		$ 8,654,240
TOTAL INVESTMENTS — 103.10% (Cost $248,755,026)		$247,232,014
OTHER ASSETS & LIABILITIES, NET — (3.10)%		$ (7,433,738)
TOTAL NET ASSETS — 100.00%		$239,798,276

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $50,372,085 and $49,937,739, respectively, representing 20.82% of net assets.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2018. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at September 28, 2018.
(g)	Security in bankruptcy at September 28, 2018.
(h)	Security in default; some interest payments received during the last 12 months. At September 28, 2018, the aggregate cost and fair value of such securities was $0 and $7,000.
(i)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 28, 2018

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 11,223,234	$ —	$ 11,223,234
Bank Loans	—	12,375,996	—	12,375,996
Corporate Bonds and Notes	—	182,733,016	—	182,733,016
Mortgage-Backed Securities	—	3,570,062	—	3,570,062
U.S. Treasury Bonds and Notes	—	18,933,203	—	18,933,203
Exchange Traded Funds	9,742,263	—	—	9,742,263
Short Term Investments	—	8,654,240	—	8,654,240
Total Assets	$ 9,742,263	$ 237,489,751	$ 0	$ 247,232,014
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.89%
10,079	Carpenter Technology Corp	$ 594,157
16,902	Orion Engineered Carbons SA	542,554
42,452	Platform Specialty Products Corp(a)	529,377
11,454	Steel Dynamics Inc	517,606
2,930	Universal Stainless & Alloy Products Inc(a)	74,744
		2,258,438
Communications — 4.86%
5,971	8x8 Inc(a)	126,884
22,183	Ciena Corp(a)	692,997
5,682	Comtech Telecommunications Corp	206,086
34,976	Houghton Mifflin Harcourt Co(a)	244,832
19,369	LiveRamp Holdings Inc(a)	957,022
13,169	Mimecast Ltd(a)	551,518
3,548	Okta Inc(a)	249,637
4,907	Quantenna Communications Inc(a)	90,534
9,594	Zendesk Inc(a)	681,174
		3,800,684
Consumer, Cyclical — 13.20%
20,467	At Home Group Inc(a)(b)	645,324
12,036	Beacon Roofing Supply Inc(a)	435,583
4,855	Burlington Stores Inc(a)	790,977
14,283	Copart Inc(a)	736,003
9,376	Dave & Buster's Entertainment Inc(b)	620,879
18,648	Eldorado Resorts Inc(a)(b)	906,293
43,777	Extended Stay America Inc	885,609
8,689	Fox Factory Holding Corp(a)	608,664
11,238	G-III Apparel Group Ltd(a)	541,559
6,782	Gaia Inc(a)	104,443
9,740	Golden Entertainment Inc(a)	233,857
32,694	International Game Technology PLC	645,706
9,593	KAR Auction Services Inc	572,606
2,425	LGI Homes Inc(a)(b)	115,042
6,330	Lions Gate Entertainment Corp Class A	154,389
15,639	Lions Gate Entertainment Corp Class B	364,389
5,518	Lovesac Co(a)	137,840
6,747	Malibu Boats Inc Class A(a)	369,196
28,036	Party City Holdco Inc(a)(b)	379,888
17,132	PetIQ Inc(a)	673,459
21,858	Wabash National Corp	398,471
		10,320,177
Consumer, Non-Cyclical — 28.69%
8,245	2U Inc(a)	619,942
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,585	ACADIA Pharmaceuticals Inc(a)(b)	$ 344,305
1,575	Acceleron Pharma Inc(a)(b)	90,137
4,084	Alnylam Pharmaceuticals Inc(a)	357,432
10,710	AMN Healthcare Services Inc(a)	585,837
4,157	Arcus Biosciences Inc(a)(b)	57,949
1,481	Arena Pharmaceuticals Inc(a)	68,156
24,250	Array BioPharma Inc(a)	368,600
10,939	ASGN Inc(a)	863,415
15,474	AtriCure Inc(a)	542,054
5,756	Audentes Therapeutics Inc(a)	227,880
8,366	AxoGen Inc(a)	308,287
9,311	Care.com Inc(a)	205,866
19,189	CareDx Inc(a)	553,603
17,484	Central Garden & Pet Co Class A(a)	579,420
35,411	Cerus Corp(a)	255,313
5,942	Chefs' Warehouse Inc(a)(b)	215,992
8,051	Cutera Inc(a)	262,060
4,937	Deciphera Pharmaceuticals Inc(a)	191,161
8,383	Denali Therapeutics Inc(a)(b)	182,246
4,751	DexCom Inc(a)	679,583
3,576	ElectroCore LLC(a)	50,064
6,675	Emergent BioSolutions Inc(a)	439,415
16,585	Flexion Therapeutics Inc(a)(b)	310,305
1,985	Galapagos NV Sponsored ADR(a)	223,174
8,680	Glaukos Corp(a)	563,332
7,619	HealthEquity Inc(a)	719,310
5,284	Homology Medicines Inc(a)(b)	120,792
3,439	ICF International Inc	259,473
5,289	ICON PLC(a)	813,184
2,875	Inogen Inc(a)	701,845
3,164	Inspire Medical Systems Inc(a)	133,141
2,177	Intellia Therapeutics Inc(a)(b)	62,306
2,181	Intercept Pharmaceuticals Inc(a)(b)	275,591
14,256	Intrexon Corp(a)(b)	245,488
5,987	Ionis Pharmaceuticals Inc(a)	308,809
3,456	iRhythm Technologies Inc(a)	327,145
8,849	Merit Medical Systems Inc(a)	543,771
2,132	MGP Ingredients Inc(b)	168,385
3,447	Mirati Therapeutics Inc(a)(b)	162,354
6,472	Monro Inc(b)	450,451
3,123	MyoKardia Inc(a)(b)	203,620
10,439	Myovant Sciences Ltd(a)	277,155
10,987	Natera Inc(a)	263,029
5,484	Neuronetics Inc(a)	175,817
3,613	Nightstar Therapeutics PLC ADR(a)	73,814
10,273	Novocure Ltd(a)(b)	538,305
13,045	Nuvectra Corp(a)	286,729
22,747	OraSure Technologies Inc(a)	351,441
4,794	Pacira Pharmaceuticals Inc(a)	235,625
20,815	Performance Food Group Co(a)	693,139
1,743	Repligen Corp(a)	96,667

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,739	Rocket Pharmaceuticals Inc(a)(b)	$ 141,294
13,363	Sangamo Therapeutics Inc(a)(b)	226,503
8,604	Sientra Inc(a)	205,463
825	Spark Therapeutics Inc(a)	45,004
3,217	Strategic Education Inc	440,826
6,381	Surface Oncology Inc(a)	69,808
14,457	Syneos Health Inc(a)	745,258
16,998	Tactile Systems Technology Inc(a)(b)	1,207,708
7,665	Tandem Diabetes Care Inc(a)(b)	328,369
7,213	Teladoc Inc(a)(b)	622,843
1,945	uniQure NV(a)	70,779
20,521	Wright Medical Group NV(a)(b)	595,519
2,427	Xencor Inc(a)	94,580
		22,426,868
Energy — 1.38%
15,268	Berry Petroleum Corp	269,022
3,864	Diamondback Energy Inc(b)	522,374
2,622	DMC Global Inc	106,978
9,764	Solaris Oilfield Infrastructure Inc Class A(a)(b)	184,442
		1,082,816
Financial — 8.10%
11,729	Argo Group International Holdings Ltd	739,514
1,822	Bridge Bancorp Inc	60,490
2,159	Bryn Mawr Bank Corp	101,257
6,084	Byline Bancorp Inc(a)(b)	138,107
6,326	CenterState Bank Corp	177,444
16,325	Essent Group Ltd(a)	722,381
8,426	Evercore Partners Inc Class A	847,234
4,266	Focus Financial Partners Inc Class A(a)	202,464
4,604	Goosehead Insurance Inc Class A(a)	155,938
2,434	Hamilton Lane Inc Class A	107,778
4,811	Heritage Commerce Corp	71,780
4,939	Live Oak Bancshares Inc	132,365
1,366	Pacific Premier Bancorp Inc(a)	50,815
12,361	QTS Realty Trust Inc REIT Class A	527,444
11,086	ServisFirst Bancshares Inc	434,017
11,185	Stifel Financial Corp	573,343
9,717	Triumph Bancorp Inc(a)	371,190
5,569	Trupanion Inc(a)(b)	198,980
15,058	Virtu Financial Inc Class A(b)	307,936
3,624	Virtus Investment Partners Inc	412,230
		6,332,707
Industrial — 14.74%
2,328	Aerovironment Inc(a)	261,132
8,021	AGCO Corp	487,597
Shares		Fair Value
Industrial — (continued)
3,952	Air Transport Services Group Inc(a)	$ 84,850
11,259	AO Smith Corp	600,893
14,533	Boise Cascade Co	534,814
8,844	CIRCOR International Inc(b)	420,090
4,831	Control4 Corp(a)	165,848
3,856	Dycom Industries Inc(a)(b)	326,218
5,663	Echo Global Logistics Inc(a)	175,270
21,784	Gardner Denver Holdings Inc(a)	617,359
20,725	GasLog Ltd	409,319
25,814	Gates Industrial Corp PLC(a)(b)	503,373
7,571	Genesee & Wyoming Inc Class A(a)	688,885
28,816	GrafTech International Ltd	562,200
12,554	Granite Construction Inc	573,718
7,934	Hub Group Inc Class A(a)	361,790
1,672	Ichor Holdings Ltd(a)(b)	34,142
12,705	JELD-WEN Holding Inc(a)	313,305
11,644	Knight-Swift Transportation Holdings Inc	401,485
39,539	Kratos Defense & Security Solutions Inc(a)	584,386
5,630	Masonite International Corp(a)	360,883
15,168	NCI Building Systems Inc(a)	229,795
3,959	NV5 Global Inc(a)(b)	343,245
19,718	PGT Innovations Inc(a)	425,909
22,314	Schneider National Inc Class B	557,404
18,365	SPX Corp(a)	611,738
5,776	Tech Data Corp(a)	413,388
8,424	US Concrete Inc(a)(b)	386,240
2,294	Vishay Precision Group Inc(a)	85,796
		11,521,072
Technology — 22.30%
2,710	Alteryx Inc Class A(a)	155,039
1,466	Appfolio Inc Class A(a)	114,934
5,582	Appian Corp(a)(b)	184,764
5,119	Apptio Inc Class A(a)	189,198
9,844	Aquantia Corp(a)	125,905
2,865	athenahealth Inc(a)	382,764
18,644	Axcelis Technologies Inc(a)	366,355
10,502	Benefitfocus Inc(a)(b)	424,806
28,321	Box Inc Class A(a)	677,155
19,114	Cadence Design Systems Inc(a)	866,246
3,447	Carbonite Inc(a)	122,886
1,129	CEVA Inc(a)	32,459
23,243	Cloudera Inc(a)	410,239
11,713	Cornerstone OnDemand Inc(a)	664,713
7,258	CyberArk Software Ltd(a)	579,479
47,613	Cypress Semiconductor Corp	689,912
4,170	Endava PLC Sponsored ADR(a)	120,722
6,665	Everbridge Inc(a)	384,171
18,964	Evolent Health Inc Class A(a)(b)	538,578
5,227	Five9 Inc(a)	228,368
26,490	FormFactor Inc(a)	364,238
15,970	Hortonworks Inc(a)	364,276

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
4,347	Kornit Digital Ltd(a)(b)	$ 95,199
12,617	Lumentum Holdings Inc(a)(b)	756,389
7,314	Medidata Solutions Inc(a)	536,189
7,355	Nanometrics Inc(a)	275,960
4,908	New Relic Inc(a)	462,481
31,162	Nuance Communications Inc(a)	539,726
9,028	PTC Inc(a)	958,683
14,988	RealPage Inc(a)	987,709
6,580	SendGrid Inc(a)	242,078
8,152	Silicon Motion Technology Corp ADR	437,762
18,612	SS&C Technologies Holdings Inc	1,057,720
6,088	SVMK Inc(a)(b)	97,591
5,238	Tabula Rasa HealthCare Inc(a)	425,273
10,018	Talend SA ADR(a)	698,655
16,177	Teradyne Inc	598,225
1,737	Ultimate Software Group Inc(a)	559,644
3,881	Upland Software Inc(a)	125,395
8,814	Vocera Communications Inc(a)	322,416
11,695	Zuora Inc Class A(a)	270,271
		17,434,573
TOTAL COMMON STOCK — 96.16% (Cost $62,111,933)		$75,177,335
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 11.17%
$2,073,323	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $2,073,323 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(c)	2,073,323
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,073,323	Undivided interest of 2.55% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $2,073,323 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(c)	$ 2,073,323
2,073,323	Undivided interest of 42.58% in a repurchase agreement (principal amount/value $4,874,266 with a maturity value of $4,875,180) with HSBC Securities (USA) Inc, 2.25%, dated 9/28/18 to be repurchased at $2,073,323 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/25 - 1/1/57, with a value of $4,971,751.(c)	2,073,323
435,955	Undivided interest of 50.70% in a repurchase agreement (principal amount/value $860,731 with a maturity value of $860,892) with Mizuho Securities (USA) LLC, 2.24%, dated 9/28/18 to be repurchased at $435,955 on 10/1/18 collateralized by U.S. Treasury securities, 0.50% - 3.00%, 3/31/20 - 9/9/49, with a value of $877,946.(c)	435,955

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,073,323	Undivided interest of 6.41% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $2,073,323 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(c)	$ 2,073,323
SHORT TERM INVESTMENTS — 11.17% (Cost $8,729,247)		$ 8,729,247
TOTAL INVESTMENTS — 107.33% (Cost $70,841,180)		$83,906,582
OTHER ASSETS & LIABILITIES, NET — (7.33)%		$ (5,729,064)
TOTAL NET ASSETS — 100.00%		$78,177,518
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 28, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 75,177,335	$ —	$ —	$ 75,177,335
Short Term Investments	—	8,729,247	—	8,729,247
Total Assets	$ 75,177,335	$ 8,729,247	$ 0	$ 83,906,582
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.33%
$ 2,750,000	Mattel Inc(a) 6.75%, 12/31/2025	$ 2,695,000
Financial — 0.20%
1,518,000	AXA SA(a) 7.25%, 05/15/2021	1,627,984
TOTAL CORPORATE BONDS AND NOTES — 0.53% (Cost $4,222,194)		$ 4,322,984
Shares
COMMON STOCK
Basic Materials — 4.87%
14,981	Akzo Nobel NV	1,401,372
181,200	CF Industries Holdings Inc	9,864,528
258,754	DowDuPont Inc	16,640,470
148,083	International Paper Co	7,278,279
75,400	Nucor Corp	4,784,130
		39,968,779
Communications — 8.81%
38,367	AT&T Inc	1,288,364
89,371	CenturyLink Inc	1,894,665
295,100	Cisco Systems Inc	14,356,615
232,220	Comcast Corp Class A	8,222,910
421,364	News Corp Class A	5,557,791
492,855	Telefonica SA	3,887,802
379,000	Twenty-First Century Fox Inc Class B	17,365,780
312,892	Verizon Communications Inc	16,705,304
74,501	Vodafone Group PLC	159,609
23,800	Walt Disney Co	2,783,172
		72,222,012
Consumer, Cyclical — 5.32%
53,078	Adient PLC(b)	2,086,496
70,900	Alaska Air Group Inc	4,882,174
62,100	Delta Air Lines Inc	3,591,243
66,300	Kohl's Corp	4,942,665
112,900	L Brands Inc	3,420,870
116,347	Las Vegas Sands Corp	6,902,868
269,600	Mattel Inc(b)(c)	4,232,720
23,000	PACCAR Inc	1,568,370
56,200	Southwest Airlines Co	3,509,690
90,400	Walmart Inc	8,489,464
		43,626,560
Consumer, Non-Cyclical — 19.20%
56,887	Anthem Inc	15,589,882
98,500	Archer-Daniels-Midland Co	4,951,595
13,000	Becton Dickinson & Co	3,393,000
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
97,361	Bristol-Myers Squibb Co	$ 6,044,171
95,100	Conagra Brands Inc	3,230,547
125,644	Coty Inc Class A(b)	1,578,089
104,238	CVS Health Corp	8,205,615
133,300	Gilead Sciences Inc	10,292,093
253,724	GlaxoSmithKline PLC	5,087,729
76,800	GlaxoSmithKline PLC ADR	3,085,056
114,100	Johnson & Johnson	15,765,197
27,800	Kellogg Co	1,946,556
101,834	Kimberly-Clark Corp	11,572,416
129,425	Medtronic PLC	12,731,537
136,064	Merck & Co Inc	9,652,380
280,256	Nielsen Holdings PLC(b)	7,751,881
39,700	PepsiCo Inc	4,438,460
309,588	Pfizer Inc	13,643,543
114,800	Philip Morris International Inc	9,360,792
154,500	Tyson Foods Inc Class A	9,197,385
		157,517,924
Energy — 10.26%
137,015	Apache Corp	6,531,505
68,344	Chevron Corp	8,357,104
18,820	EQT Corp	832,409
259,696	Exxon Mobil Corp	22,079,354
145,700	Hess Corp	10,429,206
103,200	Occidental Petroleum Corp	8,479,944
278,089	Total SA(b)	18,081,543
230,600	TransCanada Corp	9,330,076
		84,121,141
Financial — 26.81%
208,439	American International Group Inc	11,097,292
10,100	Ameriprise Financial Inc	1,491,366
41,137	Bank of America Corp	1,211,896
116,100	Bank of New York Mellon Corp	5,919,939
116,661	Brighthouse Financial Inc(c)	5,161,083
88,490	Chubb Ltd	11,825,803
128,600	Citigroup Inc	9,225,764
103,700	Equity Residential REIT	6,871,162
348,200	Fifth Third Bancorp	9,721,744
211,300	Franklin Resources Inc	6,425,633
267,505	JPMorgan Chase & Co	30,185,264
278,984	KeyCorp	5,548,992
172,320	Loews Corp	8,655,634
44,900	Marsh & McLennan Cos Inc	3,714,128
253,758	MetLife Inc	11,855,574
287,700	Morgan Stanley	13,398,189
21,700	Northern Trust Corp	2,216,221
57,500	PNC Financial Services Group Inc	7,830,925
141,996	Rayonier Inc REIT	4,800,885
48,936	SL Green Realty Corp REIT	4,772,728
134,900	State Street Corp	11,301,922
269,400	US Bancorp	14,227,014
460,000	Wells Fargo & Co	24,177,600
143,413	Weyerhaeuser Co REIT	4,627,937

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
26,021	Willis Towers Watson PLC	$ 3,667,400
		219,932,095
Industrial — 9.11%
40,300	Boeing Co	14,987,570
84,800	Emerson Electric Co	6,493,984
24,356	Flowserve Corp	1,332,030
222,200	General Electric Co	2,508,638
79,873	Harris Corp	13,515,310
2,100	Illinois Tool Works Inc	296,352
354,687	Johnson Controls International PLC	12,414,045
1,900	Northrop Grumman Corp	603,003
45,500	nVent Electric PLC	1,235,780
58,900	Pentair PLC	2,553,315
37,803	Stericycle Inc(c)	2,218,280
18,300	TE Connectivity Ltd	1,609,119
88,995	United Parcel Service Inc Class B	10,390,166
41,100	Vulcan Materials Co	4,570,320
		74,727,912
Technology — 5.92%
102,900	Applied Materials Inc	3,977,085
98,200	Hewlett Packard Enterprise Co	1,601,642
149,500	Microsoft Corp	17,098,315
9,500	NXP Semiconductors NV	812,250
244,862	QUALCOMM Inc	17,637,410
54,200	Texas Instruments Inc	5,815,118
27,600	Western Digital Corp	1,615,704
		48,557,524
Utilities — 5.25%
35,415	Duke Energy Corp	2,833,908
86,885	Edison International	5,880,377
65,500	Evergy Inc	3,597,260
399,621	NiSource Inc	9,958,555
105,583	PG&E Corp	4,857,874
17,112	Sempra Energy	1,946,490
321,070	Southern Co	13,998,652
		43,073,116
TOTAL COMMON STOCK — 95.55% (Cost $638,604,387)		$783,747,063
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.81%
102,119	Becton Dickinson & Co, 6.13%	6,685,741
Utilities — 1.50%
26,535	DTE Energy Co, 6.50%	1,377,275
107,195	NextEra Energy Inc, 6.12%	6,091,731
36,799	Sempra Energy, 6.00%	3,694,811
Shares		Fair Value
Utilities — (continued)
11,277	Sempra Energy, 6.75%	$ 1,142,293
		12,306,110
TOTAL CONVERTIBLE PREFERRED STOCK — 2.31% (Cost $16,494,206)		$ 18,991,851
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.43%
$11,700,000	Federal Home Loan Mortgage Corp 2.05%, 10/01/2018	11,698,687
Repurchase Agreements — 3.34%
6,513,644	Undivided interest of 20.14% in a repurchase agreement (principal amount/value $32,366,964 with a maturity value of $32,373,087) with Merrill Lynch, Pierce, Fenner & Smith, 2.27%, dated 9/28/18 to be repurchased at $6,513,644 on 10/1/18 collateralized by various U.S. Government Agency securities, 2.32% - 4.50%, 2/1/26 - 8/1/48, with a value of $33,014,303.(d)	6,513,644
6,513,644	Undivided interest of 7.91% in a repurchase agreement (principal amount/value $82,472,975 with a maturity value of $82,488,507) with RBC Capital Markets Corp, 2.26%, dated 9/28/18 to be repurchased at $6,513,644 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/4/18 - 9/9/49, with a value of $84,122,435.(d)	6,513,644
6,513,644	Undivided interest of 8.00% in a repurchase agreement (principal amount/value $81,501,098 with a maturity value of $81,516,447) with Citigroup Global Markets Inc, 2.26%, dated 9/28/18 to be repurchased at $6,513,644 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 10/15/18 - 2/1/57, with a value of $83,131,119.(d)	6,513,644

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,369,694	Undivided interest of 8.66% in a repurchase agreement (principal amount/value $15,831,246 with a maturity value of $15,834,201) with Credit Agricole Securities (USA) Inc, 2.24%, dated 9/28/18 to be repurchased at $1,369,694 on 10/1/18 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 9/9/49, with a value of $16,147,874.(d)	$ 1,369,694
6,513,644	Undivided interest of 8.95% in a repurchase agreement (principal amount/value $72,865,637 with a maturity value of $72,879,360) with Bank of Montreal, 2.26%, dated 9/28/18 to be repurchased at $6,513,644 on 10/1/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 5.50%, 11/30/21 - 9/9/49, with a value of $74,323,011.(d)	6,513,644
		27,424,270
SHORT TERM INVESTMENTS — 4.77% (Cost $39,122,957)		$ 39,122,957
TOTAL INVESTMENTS — 103.16% (Cost $698,443,744)		$846,184,855
OTHER ASSETS & LIABILITIES, NET — (3.16)%		$ (25,904,849)
TOTAL NET ASSETS — 100.00%		$820,280,006
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $4,222,194 and $4,322,984, respectively, representing 0.53% of net assets.
(b)	All or a portion of the security is on loan at September 28, 2018.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 28, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 4,322,984	$ —	$ 4,322,984
Common Stock	755,129,010	28,618,053	—	783,747,063
Convertible Preferred Stock	—	18,991,851	—	18,991,851
Short Term Investments	—	39,122,957	—	39,122,957
Total Assets	$ 755,129,010	$ 91,055,845	$ 0	$ 846,184,855
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.93%
100,000	Air Products & Chemicals Inc	$ 16,705,000
100,000	Franco-Nevada Corp	6,255,000
201,000	RPM International Inc	13,052,940
529,000	Valvoline Inc	11,378,790
		47,391,730
Communications — 3.18%
44,800	Expedia Group Inc	5,845,504
22,000	Farfetch Ltd Class A(a)	599,060
114,900	IAC/InterActiveCorp (a)	24,901,128
60,781	Maxar Technologies Ltd	2,010,028
17,000	Shopify Inc Class A(a)	2,795,820
398,193	Symantec Corp	8,473,547
66	Venture Global LNG Inc Series B(a)(b)(c)	343,200
410	Venture Global LNG Inc Series C(a)(b)(c)	2,132,000
23,000	Zillow Group Inc Class A(a)	1,016,600
76,000	Zillow Group Inc Class C(a)	3,363,000
		51,479,887
Consumer, Cyclical — 17.32%
62,000	Alaska Air Group Inc	4,269,320
164,000	Aptiv PLC	13,759,600
297,800	Aramark	12,811,356
70,000	Burlington Stores Inc(a)	11,404,400
138,800	CarMax Inc(a)	10,364,196
95,000	Casey's General Stores Inc	12,265,450
44,000	Darden Restaurants Inc	4,892,360
198,800	Dollar General Corp	21,728,840
125,000	Dollar Tree Inc(a)	10,193,750
124,000	Dunkin' Brands Group Inc	9,141,280
17,100	Ferrari NV	2,341,161
299,000	HD Supply Holdings Inc(a)	12,794,210
127,000	Hilton Worldwide Holdings Inc	10,259,060
193,000	KAR Auction Services Inc	11,520,170
99,000	Marriott International Inc Class A	13,070,970
556,000	MGM Resorts International	15,517,960
199,000	Michaels Cos Inc(a)	3,229,770
424,000	Norwegian Cruise Line Holdings Ltd(a)	24,350,320
24,700	O'Reilly Automotive Inc(a)	8,578,804
598,700	Tapestry Inc	30,096,649
25,000	Ulta Beauty Inc(a)	7,053,000
124,000	United Continental Holdings Inc(a)	11,043,440
55,000	Vail Resorts Inc	15,093,100
50,000	Visteon Corp(a)	4,645,000
		280,424,166
Consumer, Non-Cyclical — 25.08%
183,711	Acadia Healthcare Co Inc(a)	6,466,627
300,900	Alkermes PLC(a)	12,770,196
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
67,529	Alnylam Pharmaceuticals Inc(a)	$ 5,910,138
186,385	Amneal Pharmaceuticals Inc(a)	4,135,883
399,417	Bruker Corp	13,360,499
383,000	Catalent Inc(a)	17,445,650
251,500	Conagra Brands Inc	8,543,455
112,800	Cooper Cos Inc	31,262,520
287,000	CoreLogic Inc(a)	14,180,670
25,000	Costar Group Inc(a)	10,521,000
49,000	DENTSPLY SIRONA Inc	1,849,260
44,000	DexCom Inc(a)	6,293,760
39,389	Elanco Animal Health Inc(a)	1,374,282
172,000	Envision Healthcare Corp(a)	7,865,560
35,219	Equifax Inc	4,598,545
85,000	Exact Sciences Corp(a)	6,708,200
59,000	FleetCor Technologies Inc(a)	13,442,560
50,000	Gartner Inc(a)	7,925,000
83,296	Global Payments Inc	10,611,910
639,000	Hologic Inc(a)	26,186,220
19,000	IDEXX Laboratories Inc(a)	4,743,540
188,000	IHS Markit Ltd(a)	10,144,480
100,000	Incyte Corp(a)	6,908,000
74,000	IQVIA Holdings Inc(a)	9,600,760
274,000	Kroger Co	7,976,140
3,000	Madrigal Pharmaceuticals Inc(a)	642,390
25,000	MarketAxess Holdings Inc	4,462,250
151,000	MEDNAX Inc(a)	7,045,660
18,300	Sage Therapeutics Inc(a)	2,584,875
100,000	Seattle Genetics Inc(a)	7,712,000
206,386	ServiceMaster Global Holdings Inc(a)	12,802,124
277,000	Sprouts Farmers Market Inc(a)	7,592,570
137,900	Teleflex Inc	36,693,811
16,000	TESARO Inc(a)	624,160
198,925	TransUnion	14,636,902
161,900	TreeHouse Foods Inc(a)	7,746,915
149,000	Verisk Analytics Inc Class A(a)	17,961,950
76,000	West Pharmaceutical Services Inc	9,383,720
249,800	Worldpay Inc Class A(a)	25,297,246
		406,011,428
Energy — 1.89%
264,000	Arc Resources Ltd	2,943,212
303,000	Cabot Oil & Gas Corp	6,823,560
251,600	Centennial Resource Development Inc Class A(a)	5,497,460
100,000	Concho Resources Inc(a)	15,275,000
		30,539,232
Financial — 8.08%
75,000	Assurant Inc	8,096,250

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
76,000	Axis Capital Holdings Ltd	$ 4,385,960
125,000	CBOE Global Markets Inc	11,995,000
423,000	Fidelity National Financial Inc	16,645,050
374,000	Fifth Third Bancorp	10,442,080
302,000	KKR & Co Inc Class A	8,235,540
59,000	Oaktree Capital Group LLC LP	2,442,600
224,000	Progressive Corp	15,912,960
451,000	SLM Corp(a)	5,028,650
412,700	TD Ameritrade Holding Corp	21,802,941
72,000	Webster Financial Corp	4,245,120
152,733	Willis Towers Watson PLC	21,526,189
		130,758,340
Industrial — 21.96%
352,000	Agilent Technologies Inc	24,830,080
154,000	Allegion PLC	13,947,780
26,000	Ardagh Group SA	433,940
540,000	Ball Corp	23,754,600
126,000	BWX Technologies Inc	7,880,040
38,000	Coherent Inc(a)	6,543,220
250,800	Colfax Corp(a)	9,043,848
500,000	Corning Inc	17,650,000
187,000	Fortive Corp	15,745,400
332,000	Gardner Denver Holdings Inc(a)	9,408,880
162,000	Harris Corp	27,412,020
152,400	IDEX Corp	22,960,584
24,000	JB Hunt Transport Services Inc	2,854,560
87,800	Kansas City Southern	9,945,984
424,000	Keysight Technologies Inc(a)	28,102,720
24,300	L3 Technologies Inc	5,166,666
38,000	Martin Marietta Materials Inc	6,914,100
115,700	National Instruments Corp	5,591,781
75,000	Roper Technologies Inc	22,215,750
124,000	Sealed Air Corp	4,978,600
469,600	Sensata Technologies Holding PLC(a)	23,268,680
524,700	Textron Inc	37,500,309
182,800	Waste Connections Inc	14,581,956
186,000	Xylem Inc	14,855,820
		355,587,318
Technology — 11.95%
12,000	athenahealth Inc(a)	1,603,200
124,000	Atlassian Corp PLC Class A(a)	11,921,360
227,000	Black Knight Inc(a)	11,792,650
124,700	CDK Global Inc	7,801,232
20,000	Electronic Arts Inc(a)	2,409,800
101,000	Fidelity National Information Services Inc	11,016,070
211,700	Fiserv Inc(a)	17,439,846
35,000	Guidewire Software Inc(a)	3,535,350
547,700	Marvell Technology Group Ltd	10,570,610
Shares		Fair Value
Technology — (continued)
176,000	Maxim Integrated Products Inc	$ 9,924,640
361,000	Microchip Technology Inc	28,486,510
97,400	Red Hat Inc(a)	13,273,672
88,000	Skyworks Solutions Inc	7,982,480
38,000	Splunk Inc(a)	4,594,580
135,000	SS&C Technologies Holdings Inc	7,672,050
89,700	Tableau Software Inc Class A(a)	10,023,078
18,350	WeWork Class A(a)(b)(c)	1,206,329
124,000	Workday Inc Class A(a)	18,101,520
175,000	Xilinx Inc	14,029,750
		193,384,727
Utilities — 0.90%
60,000	Atmos Energy Corp	5,634,600
79,000	Sempra Energy	8,986,250
		14,620,850
TOTAL COMMON STOCK — 93.29% (Cost $1,138,238,022)		$1,510,197,678
CONVERTIBLE PREFERRED STOCK
Communications — 0.17%
5,230	Roofoods Ltd Series F, 0.00%(a)(b)(c)	2,666,934
Technology — 0.38%
86,583	Slack Technologies Inc Series H, 0.00%(a)(b)(c)	1,030,796
44,193	WeWork Series D-1, 0.00%(a)(b)(c)	2,905,248
34,723	WeWork Series D-2, 0.00%(a)(b)(c)	2,282,690
		6,218,734
TOTAL CONVERTIBLE PREFERRED STOCK — 0.55% (Cost $4,194,017)		$ 8,885,668
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.17%
$100,000,000	Federal Home Loan Bank 2.03%, 10/01/2018	99,988,888

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount	Fair Value
SHORT TERM INVESTMENTS — 6.17% (Cost $99,988,888)	$ 99,988,888
TOTAL INVESTMENTS — 100.01% (Cost $1,242,420,927)	$1,619,072,234
OTHER ASSETS & LIABILITIES, NET — (0.01)%	$ (240,122)
TOTAL NET ASSETS — 100.00%	$1,618,832,112
(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
LP	Limited Partnership
At September 28, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$199,320	$343,200	0.02%
Venture Global LNG Inc Series C	10/16/2017	1,504,805	2,132,000	0.13
WeWork Class A	12/09/2014-05/26/2015	265,478	1,206,329	0.08
Convertible Preferred Stock
Roofoods Ltd Series F	09/12/2017	1,849,174	2,666,934	0.17
Slack Technologies Inc Series H	08/17/2018	1,030,796	1,030,796	0.06
WeWork Series D-1	12/09/2014	735,867	2,905,248	0.18
WeWork Series D-2	12/09/2014	578,180	2,282,690	0.14
		$6,163,620	$12,567,197	0.78%
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,506,516,149	$ —	$ 3,681,529	$ 1,510,197,678
Convertible Preferred Stock	—	—	8,885,668	8,885,668
Short Term Investments	—	99,988,888	—	99,988,888
Total Assets	$ 1,506,516,149	$ 99,988,888	$ 12,567,197	$ 1,619,072,234
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.75%
$ 43,151	Citicorp Residential Mortgage Trust(a) Series 2006-2 Class A6 5.45%, 09/25/2036	$ 44,448
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-2 Class A1
1,765,627	2.75%, 07/25/2059	1,727,365
	Series 2018-1 Class A1
1,171,514	3.25%, 05/25/2062	1,156,950
1,989,819	Sofi Consumer Loan Program LLC(b) Series 2017-1 Class A 3.28%, 01/26/2026	1,987,163
1,270,860	Sofi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	1,263,649
2,000,000	Synchrony Card Issuance Trust Series 2018 Class A1 3.38%, 09/15/2024	2,000,000
	Towd Point Mortgage Trust(b)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053(c)	4,923,250
	Series 2015-4 Class A1B
525,740	2.75%, 04/25/2055(c)	518,040
	Series 2015-5 Class A1B
465,488	2.75%, 05/25/2055(c)	457,960
	Series 2016-2 Class M1
3,300,000	3.00%, 08/25/2055(c)	3,078,929
	Series 2017-2 Class A1
1,274,814	2.75%, 04/25/2057(c)	1,251,070
	Series 2017-5 Class A1
989,220	2.83%, 02/25/2057(d) 1-mo. LIBOR + 0.60%	990,106
2,475,000	Trafigura Securitization Finance PLC(b) Series 2018-1A Class A2 3.73%, 03/15/2022	2,474,874
		21,873,804
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(d) Series T-34 Class A1V 2.47%, 07/25/2031 1-mo. LIBOR + 0.24%	152,748
TOTAL ASSET-BACKED SECURITIES — 6.80% (Cost $22,293,491)		$ 22,026,552
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Utilities — 0.21%
$ 676,219	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	$ 694,242
TOTAL CORPORATE BONDS AND NOTES — 0.21% (Cost $707,734)		$ 694,242
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.98%
914,159	Citigroup Mortgage Loan Trust(b)(c) Series 2018-RP1 Class A1 3.00%, 09/25/2064	894,528
2,338,577	MetLife Securitization Trust(b)(c) Series 2017-1A Class A 3.00%, 04/25/2055	2,271,749
		3,166,277
U.S. Government Agency — 80.23%
688,411	Federal Deposit Insurance Corp Trust(b) Series 2013-R1 Class A 1.15%, 03/25/2033	677,695
	Federal Home Loan Mortgage Corp
6,771	11.00%, 07/01/2020	6,814
19,087	11.00%, 08/01/2020	19,350
31,360	5.50%, 04/01/2022	32,280
313,123	4.50%, 04/01/2024	323,740
175,114	4.50%, 05/01/2024	179,406
191,994	4.50%, 12/01/2024	198,091
3,595	9.50%, 04/01/2025	3,884
218,471	4.00%, 03/01/2026	223,617
1,913,556	3.00%, 12/01/2026	1,899,841
933,172	3.00%, 07/01/2029	926,475
1,029,402	3.50%, 02/01/2032	1,033,250
20,906	7.50%, 03/01/2032	20,945
94,855	5.50%, 08/01/2033	102,709
70,499	5.50%, 01/01/2034	76,409
931,820	4.00%, 05/01/2034	955,163
161,574	5.50%, 10/01/2034	173,531
480,802	5.00%, 09/01/2035	509,319
86,838	5.50%, 09/01/2035	94,110
365,168	5.00%, 12/01/2035	387,650
24,781	5.00%, 01/01/2036	26,170
317,041	6.00%, 01/01/2036	350,550
164,559	6.00%, 03/01/2036	182,051
150,515	6.00%, 07/01/2036	166,799
2,166,576	3.00%, 09/01/2036	2,112,324
33,051	5.50%, 05/01/2038	35,633
30,656	6.00%, 05/01/2038	33,904
106,010	5.00%, 06/01/2038	112,517
725,438	4.50%, 02/01/2040	756,770
979,224	5.00%, 03/01/2040	1,035,550
608,858	4.00%, 10/01/2040	620,173

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 818,949	4.00%, 01/01/2041	$ 834,163
448,658	4.00%, 02/01/2041	456,998
535,977	3.50%, 02/01/2042	531,514
573,109	4.00%, 03/01/2042	583,774
1,863,113	3.50%, 06/01/2042	1,847,610
1,141,005	3.00%, 11/01/2042	1,101,833
370,958	3.50%, 11/01/2042	367,868
1,984,751	3.00%, 04/01/2043	1,915,458
1,547,283	3.00%, 06/01/2043	1,492,941
758,820	4.00%, 06/01/2043	774,106
1,587,762	3.00%, 07/01/2043	1,532,213
811,197	4.50%, 11/01/2043	839,504
2,076,064	4.00%, 05/01/2044	2,106,539
1,965,022	3.50%, 10/01/2045	1,938,916
896,156	3.00%, 10/01/2046	858,817
5,966,482	3.00%, 11/01/2046	5,717,108
3,705,288	3.00%, 12/01/2046	3,550,909
4,877,208	3.50%, 10/01/2047	4,802,570
2,628,201	4.50%, 10/01/2047	2,724,861
11,823,349	3.50%, 11/01/2047	11,642,250
4,750,000	4.00%, 09/01/2048	4,798,889
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020(c)	5,618,738
	Series K056 Class A1
1,604,910	2.20%, 07/25/2025	1,531,350
	Series K072 Class A1
1,471,865	3.25%, 11/25/2027	1,459,060
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,457,890
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,814,322
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,670,352
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(c)	4,949,726
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(c)	4,927,278
	Series KJ09 Class A1
2,024,127	2.02%, 04/25/2022	1,975,192
	Series X3FL Class AFL
1,012,115	2.47%, 03/25/2027(d) 1-mo. LIBOR + 0.24%	1,016,584
	Federal National Mortgage Association
38,254	5.00%, 06/01/2023	39,643
3,789	8.50%, 08/01/2024	4,045
787,100	4.00%, 01/01/2025	805,941
259,074	4.00%, 07/01/2025	264,520
271,512	4.00%, 09/01/2025	277,266
884,307	3.50%, 11/01/2025	889,372
215,755	4.00%, 12/01/2025	220,260
371,125	3.00%, 06/01/2027	368,834
1,589,251	3.00%, 08/01/2029	1,575,510
200,257	4.50%, 02/01/2030	207,392
208,750	4.50%, 03/01/2030	216,188
962,500	3.00%, 10/01/2030	954,172
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 64,513	7.00%, 02/01/2031	$ 69,261
74,717	7.00%, 09/01/2031	84,811
185,121	6.50%, 12/01/2031	202,956
86,332	7.00%, 12/01/2031	91,092
367,520	6.50%, 01/01/2032	402,927
44,129	7.00%, 01/01/2032	44,559
198,481	6.50%, 02/01/2032	217,602
2,747,253	3.00%, 05/01/2032	2,700,589
460,709	3.00%, 08/01/2032	455,546
156,979	6.00%, 02/01/2033	161,012
218,242	6.00%, 03/01/2033	241,205
192,980	5.50%, 07/01/2033	208,359
356,901	5.00%, 09/01/2033	378,924
87,788	5.50%, 09/01/2033	94,505
254,992	5.50%, 11/01/2033	277,765
121,134	5.50%, 03/01/2034	130,798
89,414	5.50%, 10/01/2034	96,653
159,821	5.50%, 12/01/2034	172,702
303,584	5.50%, 02/01/2035	328,137
790,124	3.50%, 04/01/2035	790,732
22,120	5.00%, 08/01/2035	23,472
171,558	5.00%, 09/01/2035	182,163
397,773	5.00%, 10/01/2035	422,439
142,735	5.50%, 10/01/2035	154,265
287,659	6.00%, 12/01/2035	316,916
144,234	5.50%, 01/01/2036	155,673
171,119	6.00%, 01/01/2036	188,455
56,181	6.00%, 02/01/2036	61,848
62,478	6.00%, 03/01/2036	68,822
246,035	5.50%, 05/01/2036	264,305
82,187	6.00%, 05/01/2037	90,609
140,669	5.00%, 07/01/2037	149,346
332,005	5.50%, 03/01/2038	357,336
324,439	5.50%, 06/01/2038	350,064
188,270	4.50%, 02/01/2039	196,046
295,573	5.00%, 04/01/2039	313,396
665,062	4.50%, 05/01/2039	693,985
323,850	4.50%, 06/01/2039	337,320
780,575	4.50%, 08/01/2039	813,041
755,799	5.00%, 11/01/2039	804,204
365,335	5.00%, 12/01/2039	388,734
162,347	4.50%, 03/01/2040	168,987
439,840	5.00%, 06/01/2040	468,009
1,271,009	4.50%, 08/01/2040	1,322,754
187,211	4.50%, 09/01/2040	194,833
784,253	5.00%, 09/01/2040	834,479
424,247	4.50%, 11/01/2040	441,458
512,579	5.00%, 01/01/2041	545,799
431,635	4.50%, 02/01/2041	449,179
131,506	4.00%, 03/01/2041	133,792
2,455,448	4.50%, 03/01/2041	2,555,077
625,308	4.50%, 04/01/2041	650,765
593,866	4.00%, 09/01/2041	604,192
662,599	4.50%, 10/01/2041	689,576
1,922,738	3.50%, 12/01/2041	1,907,259
2,089,465	4.00%, 12/01/2041	2,126,189
1,211,317	4.00%, 07/01/2042	1,233,012
366,317	3.00%, 09/01/2042	354,063

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,172,417	3.50%, 09/01/2042	$ 1,147,267
955,227	3.50%, 10/01/2042	947,554
706,249	3.00%, 12/01/2042	681,966
2,058,456	3.00%, 03/01/2043	1,987,217
1,978,943	3.00%, 05/01/2043	1,910,825
1,293,930	3.00%, 07/01/2043	1,233,445
1,099,963	3.00%, 08/01/2043	1,061,686
770,499	3.00%, 09/01/2043	744,234
805,362	4.00%, 07/01/2045	815,086
1,223,578	3.50%, 08/01/2045	1,209,366
6,972,674	3.50%, 12/01/2045	6,891,677
6,524,579	3.50%, 01/01/2046	6,448,113
1,481,800	3.50%, 02/01/2046	1,464,434
2,266,181	3.50%, 03/01/2046	2,238,920
2,898,679	3.50%, 07/01/2046	2,862,611
1,017,682	3.50%, 09/01/2046	1,004,703
6,491,036	3.00%, 10/01/2046	6,224,975
2,728,498	3.00%, 11/01/2046	2,613,795
1,531,127	3.50%, 12/01/2046	1,511,048
4,542,642	3.50%, 01/01/2047	4,482,358
1,751,257	4.00%, 03/01/2047	1,769,656
1,762,023	4.00%, 06/01/2047	1,780,353
2,711,853	4.50%, 06/01/2047	2,799,925
2,019,019	3.50%, 07/01/2047	1,989,720
2,897,772	4.00%, 07/01/2047	2,927,770
4,176,420	3.50%, 08/01/2047	4,116,017
6,072,721	4.00%, 08/01/2047	6,135,310
1,980,575	3.50%, 12/01/2047	1,950,209
2,205,282	3.50%, 08/01/2056	2,164,752
2,276,780	3.00%, 02/01/2057	2,158,356
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
2,346,262	3.00%, 06/25/2048	2,250,192
	Series 2018-43 Class JD
2,841,842	3.00%, 06/25/2048	2,737,318
	Series 2018-51 Class A
3,155,950	3.00%, 07/25/2048	3,045,518
	Government National Mortgage Association
1,652	9.50%, 05/20/2022	1,657
4,639	8.00%, 11/20/2023	4,884
2,410	7.50%, 10/20/2028	2,597
2,117	7.50%, 12/20/2028	2,263
185,866	5.00%, 10/20/2033	199,849
148,663	5.00%, 02/20/2034	158,453
161,096	5.50%, 11/20/2034	173,571
133,368	5.50%, 04/20/2035	143,698
126,307	5.00%, 12/20/2035	134,621
82,144	5.50%, 05/20/2039	88,156
1,884,906	4.00%, 12/15/2040	1,930,135
1,032,727	4.00%, 01/15/2041	1,056,925
1,116,133	4.00%, 03/20/2041	1,145,356
339,278	4.00%, 05/20/2041	348,150
1,323,963	4.00%, 07/20/2041	1,358,506
843,713	4.00%, 09/15/2041	864,002
614,128	3.50%, 08/15/2042	613,418
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,593,414	3.50%, 08/20/2045	$ 2,583,435
2,072,377	3.50%, 12/20/2045	2,066,125
1,363,309	3.00%, 01/20/2046	1,326,246
1,471,749	3.50%, 01/20/2046	1,467,082
1,217,933	3.50%, 03/20/2046	1,213,883
1,045,939	3.00%, 04/20/2046	1,015,724
1,525,040	3.50%, 04/20/2046	1,519,499
1,623,317	3.00%, 09/20/2046	1,576,163
632,500	3.00%, 10/20/2046	613,641
1,151,259	3.50%, 06/20/2047	1,145,378
2,196,110	4.00%, 09/20/2047	2,234,939
2,486,266	4.50%, 05/20/2048	2,572,743
10,340,707	4.50%, 09/20/2048	10,744,162
	Series 2018-94 Class AC
3,236,164	3.50%, 07/20/2048	3,206,792
	Vendee Mortgage Trust
	Series 1993-3 Class 1
317,239	5.54%, 09/15/2023(c)	323,933
	Series 1996-3 Class 1Z
738,352	6.75%, 09/15/2026	780,254
	Series 2002-1 Class 1A
390,248	6.00%, 10/15/2031	414,833
	Series 2008-1 Class GD
1,058,309	5.25%, 01/15/2032	1,078,314
	Series 2011-2 Class V
1,294,405	3.75%, 02/15/2028	1,271,121
		259,788,077
TOTAL MORTGAGE-BACKED SECURITIES — 81.21% (Cost $271,475,882)		$262,954,354
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	3.13%, 12/11/2020	1,507,767
500,000	5.75%, 06/12/2026	584,540
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.65% (Cost $2,120,961)		$ 2,092,307
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	1.63%, 03/15/2020	2,952,187
3,000,000	1.63%, 11/15/2022	2,848,242
1,000,000	2.75%, 07/31/2023	991,250
2,000,000	2.75%, 02/28/2025	1,971,406
2,000,000	2.75%, 06/30/2025	1,968,438
2,000,000	2.88%, 07/31/2025	1,983,281
4,250,000	2.38%, 05/15/2027	4,035,674
3,250,000	2.75%, 02/15/2028	3,169,639
1,000,000	4.75%, 02/15/2037	1,228,164
2,750,000	3.50%, 02/15/2039	2,896,738
3,250,000	2.88%, 05/15/2043	3,071,758
1,900,000	2.50%, 02/15/2045	1,663,465

See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,000,000	2.50%, 02/15/2046	$ 872,344
1,000,000	3.00%, 02/15/2048	961,953
TOTAL U.S. TREASURY BONDS AND NOTES — 9.46% (Cost $30,957,752)		$ 30,614,539
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.78%
9,000,000	Repurchase agreement (principal amount/value $9,000,000 with a maturity value of $9,001,650 with Daiwa Capital Markets America Inc, 2.20%, dated 9/28/18 to be repurchased at $9,001,650 on 10/1/18 collateralized by U.S. Treasury securities, 0.00% - 8.50%, 12/20/18 - 11/15/26, with a value of $9,180,086.	9,000,000
SHORT TERM INVESTMENTS — 2.78% (Cost $9,000,000)		$ 9,000,000
TOTAL INVESTMENTS — 101.11% (Cost $336,555,820)		$327,381,994
OTHER ASSETS & LIABILITIES, NET — (1.11)%		$ (3,580,894)
TOTAL NET ASSETS — 100.00%		$323,801,100
(a)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 28, 2018. Maturity date disclosed represents final maturity date.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 28, 2018, the aggregate cost and fair value of 144A securities was $24,066,747 and $23,673,328, respectively, representing 7.31% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

September 28, 2018

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,593,766	Great-West Bond Index Fund Institutional Class(a)	$ 99,475,462
5,163,517	Great-West Core Bond Fund Institutional Class(a)	48,846,869
5,706,070	Great-West Global Bond Fund Institutional Class(a)	50,841,080
11,132,294	Great-West Inflation-Protected Securities Fund Institutional Class(a)	109,764,425
4,226,409	Great-West Multi-Sector Bond Fund Institutional Class(a)	40,150,885
3,184,709	Great-West Putnam High Yield Bond Institutional Class(a)	30,445,818
4,278,096	Great-West Short Duration Bond Fund Institutional Class(a)	41,711,437

TOTAL BOND MUTUAL FUNDS — 45.61% (Cost $430,562,658)		$421,235,976
EQUITY MUTUAL FUNDS
542,235	American Century Real Estate Fund Class R6	15,139,216
836,488	DFA International Real Estate Securities Portfolio Institutional Class	4,249,361
289,720	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,496,925
1,498,732	Great-West Emerging Markets Equity Fund Institutional Class(a)	13,038,965
2,029,567	Great-West International Growth Fund Institutional Class(a)	20,133,301
4,336,291	Great-West International Index Fund Institutional Class(a)	44,750,523
2,225,146	Great-West International Value Fund Institutional Class(a)	24,654,619
2,811,399	Great-West Large Cap Growth Fund Institutional Class(a)	35,451,737
987,772	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	8,415,818
1,426,293	Great-West Mid Cap Value Fund Institutional Class(a)	14,220,143
1,941,495	Great-West Putnam Equity Income Fund Institutional Class(a)	20,754,579
Shares		Fair Value
Equity Mutual Funds — (continued)
1,676,752	Great-West Real Estate Index Fund Institutional Class(a)	$ 15,141,074
6,385,524	Great-West S&P 500® Index Fund Institutional Class(a)	76,881,714
3,124,447	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	32,837,939
1,467,947	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	15,765,750
2,305,495	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	20,657,236
1,579,694	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,149,263
323,132	Invesco Global Real Estate Fund Class R6	4,236,256
118,233	Invesco Small Cap Discovery Fund Class R6	1,479,095
170,140	Janus Henderson Triton Fund Class N	5,825,590
1,103,377	Northern Emerging Markets Equity Index Fund	13,052,951

TOTAL EQUITY MUTUAL FUNDS — 43.89% (Cost $364,592,239)		$405,332,055
Account Balance
FIXED INTEREST CONTRACT
97,298,556 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	97,298,556

TOTAL FIXED INTEREST CONTRACT — 10.54% (Cost $97,298,556)		$ 97,298,556
TOTAL INVESTMENTS — 100.04% (Cost $892,453,453)		$923,866,587
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (325,764)
TOTAL NET ASSETS — 100.00%		$923,540,823

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,128,505	Great-West Bond Index Fund Institutional Class(a)	$ 19,986,658
1,036,415	Great-West Core Bond Fund Institutional Class(a)	9,804,489
1,072,265	Great-West Global Bond Fund Institutional Class(a)	9,553,878
1,634,213	Great-West Inflation-Protected Securities Fund Institutional Class(a)	16,113,344
839,983	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,979,838
611,122	Great-West Putnam High Yield Bond Institutional Class(a)	5,842,328
654,918	Great-West Short Duration Bond Fund Institutional Class(a)	6,385,448

TOTAL BOND MUTUAL FUNDS — 42.15% (Cost $77,102,270)		$ 75,665,983
EQUITY MUTUAL FUNDS
106,863	American Century Real Estate Fund Class R6	2,983,607
172,883	DFA International Real Estate Securities Portfolio Institutional Class	878,247
63,692	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	768,763
356,814	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,104,279
461,767	Great-West International Growth Fund Institutional Class(a)	4,580,734
984,190	Great-West International Index Fund Institutional Class(a)	10,156,842
503,620	Great-West International Value Fund Institutional Class(a)	5,580,107
605,270	Great-West Large Cap Growth Fund Institutional Class(a)	7,632,450
236,958	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,018,881
307,975	Great-West Mid Cap Value Fund Institutional Class(a)	3,070,512
417,012	Great-West Putnam Equity Income Fund Institutional Class(a)	4,457,856
Shares		Fair Value
Equity Mutual Funds — (continued)
330,318	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,982,771
1,373,955	Great-West S&P 500® Index Fund Institutional Class(a)	16,542,417
674,435	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,088,312
349,218	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,750,600
496,513	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,448,752
340,379	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,264,239
66,900	Invesco Global Real Estate Fund Class R6	877,063
27,333	Invesco Small Cap Discovery Fund Class R6	341,936
40,446	Janus Henderson Triton Fund Class N	1,384,877
262,642	Northern Emerging Markets Equity Index Fund	3,107,057

TOTAL EQUITY MUTUAL FUNDS — 49.58% (Cost $87,516,387)		$ 89,020,302
Account Balance
FIXED INTEREST CONTRACT
14,894,776 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	14,894,776

TOTAL FIXED INTEREST CONTRACT — 8.30% (Cost $14,894,776)		$ 14,894,776
TOTAL INVESTMENTS — 100.03% (Cost $179,513,433)		$179,581,061
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (55,695)
TOTAL NET ASSETS — 100.00%		$179,525,366

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
19,884,154	Great-West Bond Index Fund Institutional Class(a)	$ 186,712,207
9,708,365	Great-West Core Bond Fund Institutional Class(a)	91,841,131
9,580,360	Great-West Global Bond Fund Institutional Class(a)	85,361,012
11,090,055	Great-West Inflation-Protected Securities Fund Institutional Class(a)	109,347,938
7,837,977	Great-West Multi-Sector Bond Fund Institutional Class(a)	74,460,779
5,545,798	Great-West Putnam High Yield Bond Institutional Class(a)	53,017,834
4,708,744	Great-West Short Duration Bond Fund Institutional Class(a)	45,910,252

TOTAL BOND MUTUAL FUNDS — 36.54% (Cost $663,011,316)		$ 646,651,153
EQUITY MUTUAL FUNDS
1,059,620	American Century Real Estate Fund Class R6	29,584,582
1,811,131	DFA International Real Estate Securities Portfolio Institutional Class	9,200,546
715,764	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,639,269
4,462,560	Great-West Emerging Markets Equity Fund Institutional Class(a)	38,824,274
5,424,220	Great-West International Growth Fund Institutional Class(a)	53,808,261
11,581,478	Great-West International Index Fund Institutional Class(a)	119,520,848
5,939,868	Great-West International Value Fund Institutional Class(a)	65,813,742
6,797,366	Great-West Large Cap Growth Fund Institutional Class(a)	85,714,784
2,882,748	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	24,561,015
3,444,206	Great-West Mid Cap Value Fund Institutional Class(a)	34,338,737
Shares		Fair Value
Equity Mutual Funds — (continued)
4,680,880	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 50,038,603
3,276,480	Great-West Real Estate Index Fund Institutional Class(a)	29,586,619
15,429,025	Great-West S&P 500® Index Fund Institutional Class(a)	185,765,465
7,573,391	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	79,596,335
4,280,356	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	45,971,023
5,562,933	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	49,843,882
3,821,767	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	36,650,747
700,998	Invesco Global Real Estate Fund Class R6	9,190,086
340,152	Invesco Small Cap Discovery Fund Class R6	4,255,296
497,061	Janus Henderson Triton Fund Class N	17,019,351
3,284,350	Northern Emerging Markets Equity Index Fund	38,853,862

TOTAL EQUITY MUTUAL FUNDS — 57.45% (Cost $915,534,237)		$1,016,777,327
Account Balance
FIXED INTEREST CONTRACT
106,901,256 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	106,901,256

TOTAL FIXED INTEREST CONTRACT — 6.04% (Cost $106,901,256)		$ 106,901,256
TOTAL INVESTMENTS — 100.03% (Cost $1,685,446,809)		$1,770,329,736
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (616,760)
TOTAL NET ASSETS — 100.00%		$1,769,712,976

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,597,782	Great-West Bond Index Fund Institutional Class(a)	$ 15,003,170
777,527	Great-West Core Bond Fund Institutional Class(a)	7,355,410
737,044	Great-West Global Bond Fund Institutional Class(a)	6,567,060
620,302	Great-West Inflation-Protected Securities Fund Institutional Class(a)	6,116,179
624,492	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,932,671
431,494	Great-West Putnam High Yield Bond Institutional Class(a)	4,125,083
286,108	Great-West Short Duration Bond Fund Institutional Class(a)	2,789,552

TOTAL BOND MUTUAL FUNDS — 28.39% (Cost $48,840,045)		$ 47,889,125
EQUITY MUTUAL FUNDS
102,050	American Century Real Estate Fund Class R6	2,849,238
182,395	DFA International Real Estate Securities Portfolio Institutional Class	926,567
77,962	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	940,997
545,395	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,744,938
628,905	Great-West International Growth Fund Institutional Class(a)	6,238,738
1,341,341	Great-West International Index Fund Institutional Class(a)	13,842,638
687,246	Great-West International Value Fund Institutional Class(a)	7,614,683
750,044	Great-West Large Cap Growth Fund Institutional Class(a)	9,458,052
348,132	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,966,083
380,730	Great-West Mid Cap Value Fund Institutional Class(a)	3,795,876
516,564	Great-West Putnam Equity Income Fund Institutional Class(a)	5,522,065
Shares		Fair Value
Equity Mutual Funds — (continued)
315,505	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,849,011
1,704,799	Great-West S&P 500® Index Fund Institutional Class(a)	20,525,778
835,088	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,776,778
512,578	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,505,088
614,624	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,507,033
421,968	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,046,678
70,569	Invesco Global Real Estate Fund Class R6	925,153
40,530	Invesco Small Cap Discovery Fund Class R6	507,036
59,218	Janus Henderson Triton Fund Class N	2,027,623
401,528	Northern Emerging Markets Equity Index Fund	4,750,082

TOTAL EQUITY MUTUAL FUNDS — 67.79% (Cost $112,409,801)		$114,320,135
Account Balance
FIXED INTEREST CONTRACT
6,489,873 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,489,873

TOTAL FIXED INTEREST CONTRACT — 3.85% (Cost $6,489,873)		$ 6,489,873
TOTAL INVESTMENTS — 100.03% (Cost $167,739,719)		$168,699,133
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (52,947)
TOTAL NET ASSETS — 100.00%		$168,646,186

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,272,851	Great-West Bond Index Fund Institutional Class(a)	$ 105,852,075
5,491,830	Great-West Core Bond Fund Institutional Class(a)	51,952,716
5,019,521	Great-West Global Bond Fund Institutional Class(a)	44,723,934
2,855,159	Great-West Inflation-Protected Securities Fund Institutional Class(a)	28,151,864
4,394,883	Great-West Multi-Sector Bond Fund Institutional Class(a)	41,751,390
2,980,271	Great-West Putnam High Yield Bond Institutional Class(a)	28,491,389
1,495,217	Great-West Short Duration Bond Fund Institutional Class(a)	14,578,363

TOTAL BOND MUTUAL FUNDS — 19.31% (Cost $322,682,981)		$ 315,501,731
EQUITY MUTUAL FUNDS
989,597	American Century Real Estate Fund Class R6	27,629,537
1,834,546	DFA International Real Estate Securities Portfolio Institutional Class	9,319,492
862,335	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,408,378
6,626,034	Great-West Emerging Markets Equity Fund Institutional Class(a)	57,646,498
7,260,849	Great-West International Growth Fund Institutional Class(a)	72,027,627
15,488,305	Great-West International Index Fund Institutional Class(a)	159,839,305
7,936,747	Great-West International Value Fund Institutional Class(a)	87,939,153
8,253,880	Great-West Large Cap Growth Fund Institutional Class(a)	104,081,428
4,125,917	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	35,152,815
4,194,640	Great-West Mid Cap Value Fund Institutional Class(a)	41,820,565
Shares		Fair Value
Equity Mutual Funds — (continued)
5,693,337	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 60,861,776
3,060,061	Great-West Real Estate Index Fund Institutional Class(a)	27,632,350
18,752,991	Great-West S&P 500® Index Fund Institutional Class(a)	225,786,011
9,197,343	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	96,664,075
6,111,787	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	65,640,592
6,765,662	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	60,620,331
4,636,559	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	44,464,598
709,587	Invesco Global Real Estate Fund Class R6	9,302,686
484,344	Invesco Small Cap Discovery Fund Class R6	6,059,142
707,671	Janus Henderson Triton Fund Class N	24,230,650
4,875,808	Northern Emerging Markets Equity Index Fund	57,680,812

TOTAL EQUITY MUTUAL FUNDS — 78.64% (Cost $1,166,960,387)		$1,284,807,821
Account Balance
FIXED INTEREST CONTRACT
34,065,642 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	34,065,642

TOTAL FIXED INTEREST CONTRACT — 2.09% (Cost $34,065,642)		$ 34,065,642
TOTAL INVESTMENTS — 100.04% (Cost $1,523,709,010)		$1,634,375,194
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (615,321)
TOTAL NET ASSETS — 100.00%		$1,633,759,873

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
530,837	Great-West Bond Index Fund Institutional Class(a)	$ 4,984,562
258,536	Great-West Core Bond Fund Institutional Class(a)	2,445,747
230,007	Great-West Global Bond Fund Institutional Class(a)	2,049,360
75,040	Great-West Inflation-Protected Securities Fund Institutional Class(a)	739,896
205,853	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,955,607
138,013	Great-West Putnam High Yield Bond Institutional Class(a)	1,319,405
49,927	Great-West Short Duration Bond Fund Institutional Class(a)	486,783

TOTAL BOND MUTUAL FUNDS — 12.12% (Cost $14,255,134)		$ 13,981,360
EQUITY MUTUAL FUNDS
70,853	American Century Real Estate Fund Class R6	1,978,204
136,287	DFA International Real Estate Securities Portfolio Institutional Class	692,337
65,791	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	794,097
553,757	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,817,691
577,619	Great-West International Growth Fund Institutional Class(a)	5,729,980
1,231,929	Great-West International Index Fund Institutional Class(a)	12,713,509
631,214	Great-West International Value Fund Institutional Class(a)	6,993,857
628,111	Great-West Large Cap Growth Fund Institutional Class(a)	7,920,480
340,217	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,898,650
318,761	Great-West Mid Cap Value Fund Institutional Class(a)	3,178,045
433,200	Great-West Putnam Equity Income Fund Institutional Class(a)	4,630,905
Shares		Fair Value
Equity Mutual Funds — (continued)
219,030	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,977,839
1,429,228	Great-West S&P 500® Index Fund Institutional Class(a)	17,207,902
700,734	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,364,719
502,083	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,392,372
516,108	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,624,325
352,646	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,381,879
52,793	Invesco Global Real Estate Fund Class R6	692,121
39,793	Invesco Small Cap Discovery Fund Class R6	497,810
58,142	Janus Henderson Triton Fund Class N	1,990,784
407,768	Northern Emerging Markets Equity Index Fund	4,823,894

TOTAL EQUITY MUTUAL FUNDS — 86.92% (Cost $98,812,875)		$100,301,400
Account Balance
FIXED INTEREST CONTRACT
1,145,681 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,145,681

TOTAL FIXED INTEREST CONTRACT — 0.99% (Cost $1,145,681)		$ 1,145,681
TOTAL INVESTMENTS — 100.03% (Cost $114,213,690)		$115,428,441
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (39,182)
TOTAL NET ASSETS — 100.00%		$115,389,259

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,196,001	Great-West Bond Index Fund Institutional Class(a)	$ 30,010,450
1,555,429	Great-West Core Bond Fund Institutional Class(a)	14,714,361
1,362,055	Great-West Global Bond Fund Institutional Class(a)	12,135,909
155,958	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,537,746
1,234,945	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,731,978
814,944	Great-West Putnam High Yield Bond Institutional Class(a)	7,790,866
197,178	Great-West Short Duration Bond Fund Institutional Class(a)	1,922,480

TOTAL BOND MUTUAL FUNDS — 8.33% (Cost $81,743,307)		$ 79,843,790
EQUITY MUTUAL FUNDS
592,620	American Century Real Estate Fund Class R6	16,545,956
1,191,009	DFA International Real Estate Securities Portfolio Institutional Class	6,050,325
553,508	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,680,846
5,171,972	Great-West Emerging Markets Equity Fund Institutional Class(a)	44,996,160
5,134,129	Great-West International Growth Fund Institutional Class(a)	50,930,558
10,949,617	Great-West International Index Fund Institutional Class(a)	113,000,049
5,608,208	Great-West International Value Fund Institutional Class(a)	62,138,939
5,329,020	Great-West Large Cap Growth Fund Institutional Class(a)	67,198,935
3,084,766	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,282,205
2,704,371	Great-West Mid Cap Value Fund Institutional Class(a)	26,962,578
3,661,391	Great-West Putnam Equity Income Fund Institutional Class(a)	39,140,267
Shares		Fair Value
Equity Mutual Funds — (continued)
1,832,506	Great-West Real Estate Index Fund Institutional Class(a)	$ 16,547,532
12,105,089	Great-West S&P 500® Index Fund Institutional Class(a)	145,745,276
5,926,870	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	62,291,408
4,562,159	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	48,997,585
4,355,961	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	39,029,409
2,992,613	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,699,159
460,166	Invesco Global Real Estate Fund Class R6	6,032,780
361,372	Invesco Small Cap Discovery Fund Class R6	4,520,762
528,016	Janus Henderson Triton Fund Class N	18,079,280
3,809,570	Northern Emerging Markets Equity Index Fund	45,067,210

TOTAL EQUITY MUTUAL FUNDS — 91.23% (Cost $800,349,024)		$874,937,219
Account Balance
FIXED INTEREST CONTRACT
4,617,280 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,617,280

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $4,617,280)		$ 4,617,280
TOTAL INVESTMENTS — 100.04% (Cost $886,709,611)		$959,398,289
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (375,696)
TOTAL NET ASSETS — 100.00%		$959,022,593

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
179,444	Great-West Bond Index Fund Institutional Class(a)	$ 1,684,975
87,141	Great-West Core Bond Fund Institutional Class(a)	824,355
76,821	Great-West Global Bond Fund Institutional Class(a)	684,475
69,421	Great-West Multi-Sector Bond Fund Institutional Class(a)	659,500
45,575	Great-West Putnam High Yield Bond Institutional Class(a)	435,696
8,081	Great-West Short Duration Bond Fund Institutional Class(a)	78,795

TOTAL BOND MUTUAL FUNDS — 7.23% (Cost $4,462,597)		$ 4,367,796
EQUITY MUTUAL FUNDS
37,695	American Century Real Estate Fund Class R6	1,052,441
79,620	DFA International Real Estate Securities Portfolio Institutional Class	404,470
34,449	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	415,796
351,019	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,053,864
331,971	Great-West International Growth Fund Institutional Class(a)	3,293,151
708,529	Great-West International Index Fund Institutional Class(a)	7,312,022
362,911	Great-West International Value Fund Institutional Class(a)	4,021,055
329,114	Great-West Large Cap Growth Fund Institutional Class(a)	4,150,130
205,726	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,752,784
167,150	Great-West Mid Cap Value Fund Institutional Class(a)	1,666,491
226,811	Great-West Putnam Equity Income Fund Institutional Class(a)	2,424,610
116,543	Great-West Real Estate Index Fund Institutional Class(a)	1,052,386
Shares		Fair Value
Equity Mutual Funds — (continued)
746,694	Great-West S&P 500® Index Fund Institutional Class(a)	$ 8,990,198
366,408	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,850,953
302,385	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,247,611
270,333	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,422,180
185,103	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,775,138
30,836	Invesco Global Real Estate Fund Class R6	404,256
24,201	Invesco Small Cap Discovery Fund Class R6	302,757
34,994	Janus Henderson Triton Fund Class N	1,198,187
258,202	Northern Emerging Markets Equity Index Fund	3,054,530

TOTAL EQUITY MUTUAL FUNDS — 92.49% (Cost $54,908,916)		$55,845,010
Account Balance
FIXED INTEREST CONTRACT
187,542 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	187,542

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $187,542)		$ 187,542
TOTAL INVESTMENTS — 100.03% (Cost $59,559,055)		$60,400,348
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (20,583)
TOTAL NET ASSETS — 100.00%		$60,379,765

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,084,573	Great-West Bond Index Fund Institutional Class(a)	$ 10,184,144
529,960	Great-West Core Bond Fund Institutional Class(a)	5,013,418
493,004	Great-West Global Bond Fund Institutional Class(a)	4,392,664
420,579	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,995,501
274,544	Great-West Putnam High Yield Bond Institutional Class(a)	2,624,640
52,216	Great-West Short Duration Bond Fund Institutional Class(a)	509,110

TOTAL BOND MUTUAL FUNDS — 6.84% (Cost $27,313,978)		$ 26,719,477
EQUITY MUTUAL FUNDS
244,867	American Century Real Estate Fund Class R6	6,836,679
538,866	DFA International Real Estate Securities Portfolio Institutional Class	2,737,439
215,946	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,606,466
2,421,944	Great-West Emerging Markets Equity Fund Institutional Class(a)	21,070,912
2,182,378	Great-West International Growth Fund Institutional Class(a)	21,649,195
4,656,858	Great-West International Index Fund Institutional Class(a)	48,058,773
2,385,324	Great-West International Value Fund Institutional Class(a)	26,429,390
2,072,945	Great-West Large Cap Growth Fund Institutional Class(a)	26,139,840
1,378,599	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,745,664
1,051,013	Great-West Mid Cap Value Fund Institutional Class(a)	10,478,600
1,426,532	Great-West Putnam Equity Income Fund Institutional Class(a)	15,249,631
Shares		Fair Value
Equity Mutual Funds — (continued)
757,222	Great-West Real Estate Index Fund Institutional Class(a)	$ 6,837,714
4,701,129	Great-West S&P 500® Index Fund Institutional Class(a)	56,601,595
2,308,360	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	24,260,860
2,035,280	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	21,858,903
1,697,503	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,209,626
1,166,766	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,189,290
208,875	Invesco Global Real Estate Fund Class R6	2,738,345
159,844	Invesco Small Cap Discovery Fund Class R6	1,999,651
235,797	Janus Henderson Triton Fund Class N	8,073,676
1,783,990	Northern Emerging Markets Equity Index Fund	21,104,602

TOTAL EQUITY MUTUAL FUNDS — 92.91% (Cost $335,246,161)		$362,876,851
Account Balance
FIXED INTEREST CONTRACT
1,136,306 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,136,306

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $1,136,306)		$ 1,136,306
TOTAL INVESTMENTS — 100.04% (Cost $363,696,445)		$390,732,634
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (147,241)
TOTAL NET ASSETS — 100.00%		$390,585,393

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 28, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,593,766	$108,947,612	$ 11,811,862	$17,865,687	$ (521,575)	$(3,418,325)	$ 2,055,081	$ 99,475,462	10.77%
Great-West Core Bond Fund Institutional Class	5,163,517	54,019,031	6,030,317	9,285,132	(171,731)	(1,917,347)	1,335,062	48,846,869	5.29
Great-West Global Bond Fund Institutional Class	5,706,070	24,610,760	31,482,005	4,578,689	44,392	(672,996)	509,303	50,841,080	5.50
Great-West Inflation-Protected Securities Fund Institutional Class	11,132,294	-	136,648,255	25,392,178	(254,271)	(1,491,652)	1,395,795	109,764,425	11.88
Great-West Multi-Sector Bond Fund Institutional Class	4,226,409	46,393,899	4,315,484	10,516,591	(822,858)	(41,907)	985,058	40,150,885	4.35
Great-West Putnam High Yield Bond Institutional Class	3,184,709	41,584,792	3,875,441	14,872,678	(428,242)	(141,737)	1,138,161	30,445,818	3.30
Great-West Short Duration Bond Fund Institutional Class	4,278,096	37,828,990	10,961,287	6,789,324	(172,677)	(289,516)	750,100	41,711,437	4.52
					(2,326,962)	(7,973,480)	8,168,560	421,235,976	45.61
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	289,720	3,808,862	368,558	674,383	159,682	(6,112)	304	3,496,925	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,498,732	-	17,793,418	3,000,383	(217,618)	(1,754,070)	46,997	13,038,965	1.41
Great-West International Growth Fund Institutional Class	2,029,567	11,664,418	13,032,947	3,837,383	417,652	(726,681)	83,295	20,133,301	2.18
Great-West International Index Fund Institutional Class	4,336,291	51,643,078	6,553,332	11,361,684	1,531,912	(2,084,203)	38,199	44,750,523	4.84
Great-West International Value Fund Institutional Class	2,225,146	28,450,274	3,643,460	5,488,048	946,596	(1,951,067)	216,188	24,654,619	2.67
Great-West Large Cap Growth Fund Institutional Class	2,811,399	42,708,024	3,698,989	15,644,701	2,034,564	4,689,425	537,521	35,451,737	3.84
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	987,772	4,717,091	4,689,213	952,144	(3,325)	(38,342)	87,557	8,415,818	0.91
Great-West Mid Cap Value Fund Institutional Class	1,426,293	15,281,353	1,640,765	2,719,354	87,453	17,379	359,162	14,220,143	1.54
Great-West Putnam Equity Income Fund Institutional Class	1,941,495	22,275,275	2,031,282	4,440,516	254,427	888,538	244,964	20,754,579	2.25
Great-West Real Estate Index Fund Institutional Class	1,676,752	12,601,936	5,815,743	3,676,424	(362,173)	399,819	186,958	15,141,074	1.64
Great-West S&P 500® Index Fund Institutional Class	6,385,524	87,141,975	8,337,119	20,639,437	4,442,524	2,042,057	1,964,227	76,881,714	8.32
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,124,447	37,431,138	3,410,730	9,161,053	701,282	1,157,124	781,935	32,837,939	3.56
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,467,947	18,366,860	1,794,852	5,101,872	1,267,513	705,910	499,087	15,765,750	1.71
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,305,495	22,284,424	2,583,467	4,494,581	(188,320)	283,926	683,342	20,657,236	2.24

September 28, 2018

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,579,694	$ 18,375,466	$ 1,561,539	$ 6,560,295	$ 143,998	$ 1,772,553	$ 285,765	$ 15,149,263	1.64%
					11,216,167	5,396,256	6,015,501	361,349,586	39.13
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	97,298,556	88,157,156	23,492,572	15,312,946	-	-	961,774	97,298,556	10.54
					0	0	961,774	97,298,556	10.54
				Total	$ 8,889,205	$(2,577,224)	$15,145,835	$879,884,118	95.28%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,128,505	$12,390,953	$11,503,913	$3,390,255	$ (72,599)	$ (517,953)	$ 362,966	$ 19,986,658	11.13%
Great-West Core Bond Fund Institutional Class	1,036,415	6,106,850	5,683,665	1,695,892	(30,902)	(290,134)	236,440	9,804,489	5.46
Great-West Global Bond Fund Institutional Class	1,072,265	2,628,504	7,860,911	837,025	(17,388)	(98,512)	84,485	9,553,878	5.32
Great-West Inflation-Protected Securities Fund Institutional Class	1,634,213	-	19,539,149	3,266,878	(34,795)	(158,927)	178,741	16,113,344	8.98
Great-West Multi-Sector Bond Fund Institutional Class	839,983	5,166,122	4,678,389	1,746,667	(21,710)	(118,006)	171,576	7,979,838	4.45
Great-West Putnam High Yield Bond Institutional Class	611,122	4,391,242	3,930,259	2,454,557	(59,880)	(24,616)	188,685	5,842,328	3.25
Great-West Short Duration Bond Fund Institutional Class	654,918	3,173,913	4,121,219	864,138	(10,515)	(45,546)	99,985	6,385,448	3.56
					(247,789)	(1,253,694)	1,322,878	75,665,983	42.15
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	63,692	464,163	432,959	135,347	15,917	6,988	61	768,763	0.43
Great-West Emerging Markets Equity Fund Institutional Class	356,814	-	4,392,696	977,410	(83,832)	(311,007)	10,027	3,104,279	1.73
Great-West International Growth Fund Institutional Class	461,767	1,494,120	4,148,470	927,175	58,100	(134,681)	17,849	4,580,734	2.55
Great-West International Index Fund Institutional Class	984,190	6,626,884	6,276,014	2,324,887	257,022	(421,169)	8,195	10,156,842	5.66
Great-West International Value Fund Institutional Class	503,620	3,651,846	3,570,051	1,341,535	103,020	(300,255)	46,330	5,580,107	3.11
Great-West Large Cap Growth Fund Institutional Class	605,270	5,213,062	4,174,628	2,406,571	481,233	651,331	108,549	7,632,450	4.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	236,958	629,642	1,610,602	227,861	(22,244)	6,498	19,310	2,018,881	1.12
Great-West Mid Cap Value Fund Institutional Class	307,975	1,868,821	1,726,471	553,381	(14,572)	28,601	72,130	3,070,512	1.71

September 28, 2018

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	417,012	$ 2,719,032	$ 2,390,506	$ 805,859	$ 51,403	$ 154,177	$ 47,988	$ 4,457,856	2.48%
Great-West Real Estate Index Fund Institutional Class	330,318	1,408,538	2,115,493	623,350	(32,194)	82,090	32,603	2,982,771	1.66
Great-West S&P 500® Index Fund Institutional Class	1,373,955	10,662,840	9,071,597	3,818,538	490,797	626,518	386,978	16,542,417	9.21
Great-West S&P Mid Cap 400® Index Fund Institutional Class	674,435	4,575,187	3,992,294	1,708,497	82,097	229,328	155,543	7,088,312	3.95
Great-West S&P Small Cap 600® Index Fund Institutional Class	349,218	2,463,761	2,149,392	1,156,571	71,910	294,018	109,844	3,750,600	2.09
Great-West T. Rowe Price Equity Income Fund Institutional Class	496,513	2,718,869	2,551,093	826,723	(3,510)	5,513	135,107	4,448,752	2.48
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	340,379	2,243,035	1,847,993	1,090,837	49,744	264,048	58,064	3,264,239	1.82
					1,504,891	1,181,998	1,208,578	79,447,515	44.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	14,894,776	7,397,749	9,406,201	2,025,265	-	-	116,091	14,894,776	8.30
					0	0	116,091	14,894,776	8.30
				Total	$1,257,102	$ (71,696)	$2,647,547	$170,008,274	94.70%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	19,884,154	$195,656,509	$ 23,041,378	$25,658,675	$ (812,775)	$ (6,327,005)	$ 3,783,685	$ 186,712,207	10.55%
Great-West Core Bond Fund Institutional Class	9,708,365	96,062,640	11,663,094	12,413,011	(293,607)	(3,471,592)	2,443,378	91,841,131	5.19
Great-West Global Bond Fund Institutional Class	9,580,360	39,045,595	53,754,780	6,907,596	(487,169)	(531,767)	827,107	85,361,012	4.82
Great-West Inflation-Protected Securities Fund Institutional Class	11,090,055	-	126,579,507	15,755,108	(143,313)	(1,476,461)	1,315,168	109,347,938	6.18
Great-West Multi-Sector Bond Fund Institutional Class	7,837,977	80,456,105	7,602,979	13,505,669	(1,416,473)	(92,636)	1,746,552	74,460,779	4.21
Great-West Putnam High Yield Bond Institutional Class	5,545,798	65,407,420	6,383,286	18,518,461	(638,890)	(254,411)	1,832,003	53,017,834	3.00
Great-West Short Duration Bond Fund Institutional Class	4,708,744	36,769,032	14,873,653	5,385,433	(131,241)	(347,000)	773,282	45,910,252	2.59
					(3,923,468)	(12,500,872)	12,721,175	646,651,153	36.54
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	715,764	8,897,285	802,659	1,175,494	248,800	114,819	734	8,639,269	0.49

September 28, 2018

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	4,462,560	$ -	$ 51,605,400	$ 7,627,290	$ (626,885)	$ (5,153,836)	$ 138,707	$ 38,824,274	2.19%
Great-West International Growth Fund Institutional Class	5,424,220	30,128,227	33,749,360	8,940,847	298,710	(1,128,479)	219,726	53,808,261	3.04
Great-West International Index Fund Institutional Class	11,581,478	133,425,011	15,192,041	25,939,470	1,695,407	(3,156,734)	100,932	119,520,848	6.75
Great-West International Value Fund Institutional Class	5,939,868	73,446,148	8,008,403	11,503,857	1,502,361	(4,136,952)	574,604	65,813,742	3.72
Great-West Large Cap Growth Fund Institutional Class	6,797,366	100,040,127	7,687,710	33,421,615	4,657,488	11,408,562	1,305,329	85,714,784	4.84
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,882,748	13,155,247	13,700,501	1,962,453	205,342	(332,280)	252,791	24,561,015	1.39
Great-West Mid Cap Value Fund Institutional Class	3,444,206	35,672,679	3,668,012	5,274,997	(17,103)	273,043	865,746	34,338,737	1.94
Great-West Putnam Equity Income Fund Institutional Class	4,680,880	52,149,345	4,133,481	8,801,207	208,417	2,556,984	589,491	50,038,603	2.83
Great-West Real Estate Index Fund Institutional Class	3,276,480	24,012,578	10,922,935	6,074,016	(616,266)	725,122	364,548	29,586,619	1.67
Great-West S&P 500® Index Fund Institutional Class	15,429,025	203,108,219	17,232,868	36,708,734	13,366,953	2,133,112	4,714,178	185,765,465	10.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,573,391	87,556,651	7,637,733	18,240,504	1,796,492	2,642,455	1,886,454	79,596,335	4.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,280,356	51,343,678	4,771,607	13,191,275	2,576,821	3,047,013	1,441,785	45,971,023	2.60
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,562,933	52,152,576	5,553,624	9,009,675	(893,829)	1,147,357	1,646,780	49,843,882	2.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,821,767	42,888,006	3,371,096	14,766,840	(611,674)	5,158,485	691,317	36,650,747	2.07
					23,791,034	15,298,671	14,793,122	908,673,604	51.35
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	106,901,256	85,767,290	32,560,024	12,380,018	-	-	953,960	106,901,256	6.04
					0	0	953,960	106,901,256	6.04
				Total	$19,867,566	$ 2,797,799	$28,468,257	$1,662,226,013	93.93%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,597,782	$ 8,774,929	$ 9,559,255	$2,955,654	$ (67,145)	$ (375,360)	$ 272,206	$ 15,003,170	8.90%
Great-West Core Bond Fund Institutional Class	777,527	4,306,329	4,685,049	1,423,057	(26,889)	(212,911)	176,079	7,355,410	4.36
Great-West Global Bond Fund Institutional Class	737,044	1,702,546	5,552,358	620,912	(10,564)	(66,932)	57,888	6,567,060	3.89

September 28, 2018

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	620,302	$ -	$ 7,381,221	$1,206,704	$ (12,594)	$ (58,338)	$ 65,702	$ 6,116,179	3.63%
Great-West Multi-Sector Bond Fund Institutional Class	624,492	3,574,564	3,599,713	1,145,400	(8,589)	(96,206)	125,467	5,932,671	3.52
Great-West Putnam High Yield Bond Institutional Class	431,494	2,807,365	2,780,392	1,437,855	(35,728)	(24,819)	127,090	4,125,083	2.44
Great-West Short Duration Bond Fund Institutional Class	286,108	1,197,740	2,016,379	405,431	(5,231)	(19,136)	41,576	2,789,552	1.65
					(166,740)	(853,702)	866,008	47,889,125	28.39
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	77,962	567,321	529,350	164,196	19,510	8,522	77	940,997	0.56
Great-West Emerging Markets Equity Fund Institutional Class	545,395	-	6,642,383	1,408,165	(126,461)	(489,280)	15,713	4,744,938	2.81
Great-West International Growth Fund Institutional Class	628,905	1,999,666	5,677,363	1,232,953	95,757	(205,338)	24,511	6,238,738	3.70
Great-West International Index Fund Institutional Class	1,341,341	8,840,318	8,667,863	3,032,614	384,282	(632,929)	11,266	13,842,638	8.21
Great-West International Value Fund Institutional Class	687,246	4,868,023	4,858,085	1,657,169	168,635	(454,256)	63,532	7,614,683	4.52
Great-West Large Cap Growth Fund Institutional Class	750,044	6,322,386	5,094,848	2,744,925	619,203	785,743	135,780	9,458,052	5.61
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	348,132	930,830	2,373,519	345,828	(32,334)	7,564	28,558	2,966,083	1.76
Great-West Mid Cap Value Fund Institutional Class	380,730	2,308,797	2,148,503	692,098	(17,375)	30,674	90,022	3,795,876	2.25
Great-West Putnam Equity Income Fund Institutional Class	516,564	3,305,030	2,954,575	921,510	62,753	183,970	60,632	5,522,065	3.27
Great-West Real Estate Index Fund Institutional Class	315,505	1,336,540	2,047,386	615,410	(30,454)	80,495	32,683	2,849,011	1.69
Great-West S&P 500® Index Fund Institutional Class	1,704,799	12,848,793	11,050,679	4,142,194	584,545	768,500	485,876	20,525,778	12.17
Great-West S&P Mid Cap 400® Index Fund Institutional Class	835,088	5,580,182	4,956,881	2,027,899	110,569	267,614	195,227	8,776,778	5.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	512,578	3,585,923	3,180,351	1,697,798	104,174	436,612	162,334	5,505,088	3.26
Great-West T. Rowe Price Equity Income Fund Institutional Class	614,624	3,340,233	3,151,369	978,994	(1,982)	(5,575)	169,981	5,507,033	3.27
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	421,968	2,770,250	2,247,271	1,279,387	80,435	308,544	72,149	4,046,678	2.40
					2,021,257	1,090,860	1,548,341	102,334,436	60.68
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,489,873	2,780,093	4,584,995	921,095	-	-	45,880	6,489,873	3.85
					0	0	45,880	6,489,873	3.85
				Total	$1,854,517	$ 237,158	$2,460,229	$156,713,434	92.92%

September 28, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,272,851	$103,558,309	$20,075,109	$14,654,535	$ (700,712)	$ (3,126,808)	$ 2,061,070	$ 105,852,075	6.48%
Great-West Core Bond Fund Institutional Class	5,491,830	50,850,570	9,971,366	7,063,519	(214,898)	(1,805,701)	1,326,022	51,952,716	3.18
Great-West Global Bond Fund Institutional Class	5,019,521	19,422,788	29,071,679	3,524,533	(261,814)	(246,000)	414,696	44,723,934	2.74
Great-West Inflation-Protected Securities Fund Institutional Class	2,855,159	-	32,268,590	3,772,172	(34,418)	(344,554)	310,427	28,151,864	1.72
Great-West Multi-Sector Bond Fund Institutional Class	4,394,883	41,932,678	6,065,451	5,766,235	(312,837)	(480,504)	921,135	41,751,390	2.56
Great-West Putnam High Yield Bond Institutional Class	2,980,271	32,005,613	3,626,233	6,864,472	(166,021)	(275,985)	906,827	28,491,389	1.74
Great-West Short Duration Bond Fund Institutional Class	1,495,217	9,762,281	6,436,440	1,504,913	(25,868)	(115,445)	222,691	14,578,363	0.89
					(1,716,568)	(6,394,997)	6,162,868	315,501,731	19.31
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	862,335	10,429,391	1,073,245	1,261,682	253,489	167,424	871	10,408,378	0.64
Great-West Emerging Markets Equity Fund Institutional Class	6,626,034	-	75,138,880	9,888,684	(774,887)	(7,603,698)	201,740	57,646,498	3.53
Great-West International Growth Fund Institutional Class	7,260,849	38,803,913	43,731,356	9,351,711	18,717	(1,155,931)	288,397	72,027,627	4.41
Great-West International Index Fund Institutional Class	15,488,305	172,377,125	19,569,160	26,806,112	3,270,507	(5,300,868)	132,503	159,839,305	9.78
Great-West International Value Fund Institutional Class	7,936,747	94,917,551	11,061,931	12,769,358	1,789,120	(5,270,971)	753,110	87,939,153	5.38
Great-West Large Cap Growth Fund Institutional Class	8,253,880	117,845,708	7,951,420	34,314,399	6,364,965	12,598,699	1,560,038	104,081,428	6.37
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,125,917	18,223,304	19,859,240	2,722,682	(2,978)	(207,047)	353,723	35,152,815	2.15
Great-West Mid Cap Value Fund Institutional Class	4,194,640	42,205,628	4,844,870	5,840,986	(335,321)	611,053	1,036,236	41,820,565	2.56
Great-West Putnam Equity Income Fund Institutional Class	5,693,337	61,310,954	5,719,755	8,869,861	526,326	2,700,928	700,908	60,861,776	3.73
Great-West Real Estate Index Fund Institutional Class	3,060,061	22,292,057	10,267,102	5,694,629	(643,376)	767,820	342,611	27,632,350	1.69
Great-West S&P 500® Index Fund Institutional Class	18,752,991	238,916,786	18,796,247	32,512,518	17,596,528	585,496	5,606,660	225,786,011	13.82
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,197,343	103,089,993	8,350,773	17,156,775	2,800,028	2,380,084	2,248,311	96,664,075	5.92
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,111,787	71,129,784	6,477,390	18,155,123	1,568,831	6,188,541	2,020,895	65,640,592	4.02
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,765,662	61,347,920	7,342,292	9,514,340	(1,204,940)	1,444,459	1,958,131	60,620,331	3.71
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,636,559	50,604,203	3,502,930	15,895,050	(905,239)	6,252,515	827,620	44,464,598	2.72
					30,321,770	14,158,504	18,031,754	1,150,585,502	70.43

September 28, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	34,065,642	$ 22,716,806	$14,525,045	$ 3,432,023	$ -	$ -	$ 255,814	$ 34,065,642	2.09%
					0	0	255,814	34,065,642	2.09
				Total	$28,605,202	$ 7,763,507	$24,450,436	$1,500,152,875	91.83%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	530,837	$2,605,963	$3,398,732	$ 908,537	$ (23,084)	$ (111,597)	$ 85,822	$ 4,984,562	4.32%
Great-West Core Bond Fund Institutional Class	258,536	1,280,789	1,672,453	443,242	(9,279)	(64,253)	55,633	2,445,747	2.12
Great-West Global Bond Fund Institutional Class	230,007	480,675	1,764,860	175,711	(3,136)	(20,462)	16,878	2,049,360	1.78
Great-West Inflation-Protected Securities Fund Institutional Class	75,040	-	876,180	130,177	(1,188)	(6,107)	6,977	739,896	0.64
Great-West Multi-Sector Bond Fund Institutional Class	205,853	1,046,032	1,285,041	348,500	(3,678)	(26,966)	37,961	1,955,607	1.70
Great-West Putnam High Yield Bond Institutional Class	138,013	773,447	901,133	347,921	(8,763)	(7,254)	36,337	1,319,405	1.14
Great-West Short Duration Bond Fund Institutional Class	49,927	152,066	391,067	53,348	(787)	(3,000)	6,256	486,783	0.42
					(49,915)	(239,639)	245,864	13,981,360	12.12
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	65,791	417,750	478,706	110,717	12,175	8,358	62	794,097	0.69
Great-West Emerging Markets Equity Fund Institutional Class	553,757	-	6,383,363	1,072,900	(93,044)	(492,772)	14,709	4,817,691	4.18
Great-West International Growth Fund Institutional Class	577,619	1,626,901	5,102,853	834,067	64,159	(165,707)	21,765	5,729,980	4.97
Great-West International Index Fund Institutional Class	1,231,929	7,225,124	8,240,756	2,255,673	267,397	(496,698)	9,967	12,713,509	11.02
Great-West International Value Fund Institutional Class	631,214	3,973,359	4,623,031	1,243,402	110,669	(359,131)	56,151	6,993,857	6.06
Great-West Large Cap Growth Fund Institutional Class	628,111	4,715,099	4,405,267	1,905,028	392,579	705,142	108,772	7,920,480	6.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	340,217	795,445	2,384,941	282,004	(27,548)	268	26,499	2,898,650	2.51
Great-West Mid Cap Value Fund Institutional Class	318,761	1,708,309	1,949,893	502,218	(14,226)	22,061	71,786	3,178,045	2.75
Great-West Putnam Equity Income Fund Institutional Class	433,200	2,456,785	2,656,925	635,137	40,100	152,332	47,588	4,630,905	4.01
Great-West Real Estate Index Fund Institutional Class	219,030	852,903	1,470,321	401,719	(21,374)	56,334	21,538	1,977,839	1.71

September 28, 2018

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,429,228	$9,601,863	$9,533,993	$2,645,543	$ 345,163	$ 717,589	$ 383,074	$ 17,207,902	14.91%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	700,734	4,129,210	4,311,459	1,301,618	62,420	225,668	154,598	7,364,719	6.38
Great-West S&P Small Cap 600® Index Fund Institutional Class	502,083	3,098,020	3,149,174	1,255,015	79,954	400,193	151,139	5,392,372	4.67
Great-West T. Rowe Price Equity Income Fund Institutional Class	516,108	2,472,638	2,867,766	710,875	(4,568)	(5,204)	134,417	4,624,325	4.01
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	352,646	2,049,193	1,975,067	902,439	39,338	260,058	58,092	3,381,879	2.93
					1,253,194	1,028,491	1,260,157	89,626,250	77.66
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,145,681	361,074	900,979	122,648	-	-	6,276	1,145,681	0.99
					0	0	6,276	1,145,681	0.99
				Total	$1,203,279	$ 788,852	$1,512,297	$104,753,291	90.77%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,196,001	$ 30,079,968	$ 5,298,315	$ 4,475,916	$ (220,996)	$ (891,917)	$ 595,309	$ 30,010,450	3.13%
Great-West Core Bond Fund Institutional Class	1,555,429	14,798,239	2,597,888	2,166,182	(72,825)	(515,584)	384,877	14,714,361	1.54
Great-West Global Bond Fund Institutional Class	1,362,055	5,400,032	7,789,723	971,215	(60,988)	(82,631)	115,670	12,135,909	1.27
Great-West Inflation-Protected Securities Fund Institutional Class	155,958	-	1,725,352	172,983	(1,504)	(14,623)	13,448	1,537,746	0.16
Great-West Multi-Sector Bond Fund Institutional Class	1,234,945	11,992,957	1,699,414	1,824,980	(92,865)	(135,413)	265,092	11,731,978	1.22
Great-West Putnam High Yield Bond Institutional Class	814,944	8,704,642	1,234,281	2,065,295	(37,700)	(82,762)	248,380	7,790,866	0.81
Great-West Short Duration Bond Fund Institutional Class	197,178	966,931	1,132,325	162,425	(2,551)	(14,351)	25,465	1,922,480	0.20
					(489,429)	(1,737,281)	1,648,241	79,843,790	8.33
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	553,508	6,474,528	784,572	701,410	137,887	123,156	550	6,680,846	0.70
Great-West Emerging Markets Equity Fund Institutional Class	5,171,972	-	55,820,431	4,787,354	(280,204)	(6,036,917)	151,434	44,996,160	4.69
Great-West International Growth Fund Institutional Class	5,134,129	26,222,584	30,028,282	4,548,034	(31,095)	(772,274)	198,359	50,930,558	5.31
Great-West International Index Fund Institutional Class	10,949,617	116,354,925	14,184,873	14,711,756	1,409,334	(2,827,993)	90,816	113,000,049	11.78

September 28, 2018

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	5,608,208	$ 64,053,305	$ 8,094,829	$ 6,712,345	$ 905,780	$ (3,296,850)	$ 516,596	$ 62,138,939	6.48%
Great-West Large Cap Growth Fund Institutional Class	5,329,020	72,471,558	5,492,405	18,875,542	3,657,127	8,110,514	977,123	67,198,935	7.01
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,084,766	12,947,964	15,279,953	1,833,543	(65,191)	(112,169)	256,573	26,282,205	2.74
Great-West Mid Cap Value Fund Institutional Class	2,704,371	25,917,040	3,903,600	3,225,121	(211,196)	367,059	648,465	26,962,578	2.81
Great-West Putnam Equity Income Fund Institutional Class	3,661,391	37,793,748	4,468,884	4,818,505	307,119	1,696,140	437,151	39,140,267	4.08
Great-West Real Estate Index Fund Institutional Class	1,832,506	13,177,393	6,164,953	3,216,462	(352,048)	421,648	203,856	16,547,532	1.73
Great-West S&P 500® Index Fund Institutional Class	12,105,089	147,573,813	12,138,949	16,518,860	8,760,571	2,551,374	3,507,167	145,745,276	15.20
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,926,870	63,506,715	5,709,348	8,668,010	1,436,870	1,743,355	1,406,868	62,291,408	6.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,562,159	50,644,867	4,969,459	11,415,520	716,543	4,798,779	1,466,798	48,997,585	5.11
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,355,961	37,794,612	5,652,893	5,177,302	(633,033)	759,206	1,223,965	39,029,409	4.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,992,613	31,126,642	2,306,468	8,552,071	(508,373)	3,818,120	519,927	28,699,159	2.99
					15,250,091	11,343,148	11,605,648	778,640,906	81.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,617,280	2,127,040	2,814,378	348,750	-	-	24,612	4,617,280	0.48
					0	0	24,612	4,617,280	0.48
				Total	$14,760,662	$ 9,605,867	$13,278,501	$863,101,976	90.01%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	179,444	$1,007,278	$1,045,349	$ 326,626	$ (7,679)	$ (41,026)	$ 30,333	$ 1,684,975	2.79%
Great-West Core Bond Fund Institutional Class	87,141	494,807	515,716	163,080	(3,375)	(23,088)	19,779	824,355	1.37
Great-West Global Bond Fund Institutional Class	76,821	186,986	563,932	58,864	(1,095)	(7,579)	6,200	684,475	1.13
Great-West Multi-Sector Bond Fund Institutional Class	69,421	402,881	404,737	138,405	(1,353)	(9,713)	13,816	659,500	1.09
Great-West Putnam High Yield Bond Institutional Class	45,575	289,787	289,289	141,647	(3,924)	(1,733)	12,871	435,696	0.72
Great-West Short Duration Bond Fund Institutional Class	8,081	21,197	64,564	6,493	(120)	(473)	927	78,795	0.13
					(17,546)	(83,612)	83,926	4,367,796	7.23

September 28, 2018

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	34,449	$ 232,893	$ 221,549	$ 44,644	$ 5,633	$ 5,998	$ 33	$ 415,796	0.69%
Great-West Emerging Markets Equity Fund Institutional Class	351,019	-	3,961,464	597,166	(50,533)	(310,434)	9,252	3,053,864	5.06
Great-West International Growth Fund Institutional Class	331,971	980,322	2,774,240	366,531	39,599	(94,880)	12,428	3,293,151	5.45
Great-West International Index Fund Institutional Class	708,529	4,350,877	4,163,606	946,635	145,274	(255,826)	5,702	7,312,022	12.11
Great-West International Value Fund Institutional Class	362,911	2,394,173	2,350,711	520,600	69,862	(203,229)	32,140	4,021,055	6.66
Great-West Large Cap Growth Fund Institutional Class	329,114	2,591,701	2,020,576	838,855	199,598	376,708	56,816	4,150,130	6.87
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	205,726	502,796	1,381,132	125,303	(10,992)	(5,841)	15,962	1,752,784	2.90
Great-West Mid Cap Value Fund Institutional Class	167,150	937,463	911,550	190,614	(3,562)	8,092	37,539	1,666,491	2.76
Great-West Putnam Equity Income Fund Institutional Class	226,811	1,350,469	1,244,270	253,961	19,336	83,832	24,802	2,424,610	4.02
Great-West Real Estate Index Fund Institutional Class	116,543	485,040	719,994	177,870	(8,447)	25,222	11,592	1,052,386	1.74
Great-West S&P 500® Index Fund Institutional Class	746,694	5,279,195	4,322,673	1,020,138	155,165	408,468	199,765	8,990,198	14.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	366,408	2,271,240	1,918,349	459,431	28,343	120,795	80,745	3,850,953	6.38
Great-West S&P Small Cap 600® Index Fund Institutional Class	302,385	1,954,550	1,603,101	552,085	39,781	242,045	90,677	3,247,611	5.38
Great-West T. Rowe Price Equity Income Fund Institutional Class	270,333	1,357,776	1,342,711	275,288	1,449	(3,019)	70,125	2,422,180	4.01
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	185,103	1,124,889	873,715	354,280	26,411	130,814	30,398	1,775,138	2.94
					656,917	528,745	677,976	49,428,369	81.86
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	187,542	45,917	154,341	13,483	-	-	767	187,542	0.31
					0	0	767	187,542	0.31
				Total	$639,371	$ 445,133	$762,669	$53,983,707	89.40%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,084,573	$ 9,833,219	$ 2,455,817	$1,816,439	$ (83,180)	$ (288,453)	$ 201,718	$ 10,184,144	2.61%

September 28, 2018

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	529,960	$ 4,824,555	$ 1,222,351	$ 867,158	$ (30,635)	$ (166,330)	$ 130,817	$ 5,013,418	1.28%
Great-West Global Bond Fund Institutional Class	493,004	1,950,891	2,855,204	369,973	(13,359)	(43,458)	43,737	4,392,664	1.13
Great-West Multi-Sector Bond Fund Institutional Class	420,579	3,940,575	897,371	795,260	(30,716)	(47,185)	91,447	3,995,501	1.02
Great-West Putnam High Yield Bond Institutional Class	274,544	2,835,689	626,868	777,566	19,917	(60,351)	84,995	2,624,640	0.67
Great-West Short Duration Bond Fund Institutional Class	52,216	184,115	365,504	37,087	(654)	(3,422)	5,927	509,110	0.13
					(138,627)	(609,199)	558,641	26,719,477	6.84
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	215,946	2,356,084	474,063	265,554	55,811	41,873	213	2,606,466	0.67
Great-West Emerging Markets Equity Fund Institutional Class	2,421,944	-	26,386,496	2,649,783	(200,199)	(2,665,801)	69,479	21,070,912	5.40
Great-West International Growth Fund Institutional Class	2,182,378	10,388,365	13,552,649	1,903,115	52,474	(388,704)	83,666	21,649,195	5.54
Great-West International Index Fund Institutional Class	4,656,858	46,072,042	9,053,491	6,130,178	326,715	(936,582)	38,471	48,058,773	12.30
Great-West International Value Fund Institutional Class	2,385,324	25,343,193	5,307,481	2,873,281	365,419	(1,348,003)	217,986	26,429,390	6.77
Great-West Large Cap Growth Fund Institutional Class	2,072,945	26,284,474	2,948,473	6,502,496	996,199	3,409,389	374,637	26,139,840	6.69
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,378,599	5,338,660	7,240,657	697,528	52,196	(136,125)	112,027	11,745,664	3.01
Great-West Mid Cap Value Fund Institutional Class	1,051,013	9,391,384	2,098,801	1,082,481	(9,021)	70,896	248,657	10,478,600	2.68
Great-West Putnam Equity Income Fund Institutional Class	1,426,532	13,696,645	2,579,625	1,765,362	20,067	738,723	166,977	15,249,631	3.91
Great-West Real Estate Index Fund Institutional Class	757,222	5,084,274	2,888,768	1,310,368	(127,943)	175,040	82,681	6,837,714	1.75
Great-West S&P 500® Index Fund Institutional Class	4,701,129	53,455,507	7,125,634	6,103,394	2,133,587	2,123,848	1,340,180	56,601,595	14.49
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,308,360	23,011,941	3,429,832	3,085,587	291,102	904,674	538,346	24,260,860	6.21
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,035,280	20,986,983	3,106,931	4,156,071	430,227	1,921,060	642,183	21,858,903	5.60
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,697,503	13,697,344	3,056,733	1,803,455	(216,719)	259,004	468,624	15,209,626	3.89
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,166,766	11,267,961	1,390,961	2,859,026	(155,783)	1,389,394	199,378	11,189,290	2.87
					4,014,132	5,558,686	4,583,505	319,386,459	81.78
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,136,306	478,707	740,349	88,518	-	-	5,768	1,136,306	0.29
					0	0	5,768	1,136,306	0.29
				Total	$3,875,505	$ 4,949,487	$5,147,914	$347,242,242	88.91%

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,239,848	Great-West Bond Index Fund Institutional Class(a)	$11,642,174
603,799	Great-West Core Bond Fund Institutional Class(a)	5,711,937
668,421	Great-West Global Bond Fund Institutional Class(a)	5,955,631
1,301,137	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,829,209
494,355	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,696,375
372,237	Great-West Putnam High Yield Bond Institutional Class(a)	3,558,582
500,855	Great-West Short Duration Bond Fund Institutional Class(a)	4,883,340

TOTAL BOND MUTUAL FUNDS — 58.08% (Cost $50,404,710)		$49,277,248
EQUITY MUTUAL FUNDS
40,855	American Century Real Estate Fund Class R6	1,140,669
61,633	DFA International Real Estate Securities Portfolio Institutional Class	313,098
16,855	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	203,445
82,878	Great-West Emerging Markets Equity Fund Institutional Class(a)	721,038
113,070	Great-West International Growth Fund Institutional Class(a)	1,121,656
240,733	Great-West International Index Fund Institutional Class(a)	2,484,367
123,346	Great-West International Value Fund Institutional Class(a)	1,366,678
163,628	Great-West Large Cap Growth Fund Institutional Class(a)	2,063,349
66,615	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	567,557
83,634	Great-West Mid Cap Value Fund Institutional Class(a)	833,827
112,458	Great-West Putnam Equity Income Fund Institutional Class(a)	1,202,179
Shares		Fair Value
Equity Mutual Funds — (continued)
126,258	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,140,108
371,791	Great-West S&P 500® Index Fund Institutional Class(a)	4,476,361
182,703	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,920,205
98,920	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,062,400
133,985	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,200,504
91,994	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	882,222
23,934	Invesco Global Real Estate Fund Class R6	313,776
7,481	Invesco Small Cap Discovery Fund Class R6	93,590
11,424	Janus Henderson Triton Fund Class N	391,147
61,071	Northern Emerging Markets Equity Index Fund	722,466

TOTAL EQUITY MUTUAL FUNDS — 28.54% (Cost $21,953,212)		$24,220,642
Account Balance
FIXED INTEREST CONTRACT
11,377,667 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,377,667

TOTAL FIXED INTEREST CONTRACT — 13.41% (Cost $11,377,667)		$11,377,667
TOTAL INVESTMENTS — 100.03% (Cost $83,735,589)		$84,875,557
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (25,996)
TOTAL NET ASSETS — 100.00%		$84,849,561

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
84,680	Great-West Bond Index Fund Institutional Class(a)	$ 795,148
41,312	Great-West Core Bond Fund Institutional Class(a)	390,814
42,814	Great-West Global Bond Fund Institutional Class(a)	381,471
65,236	Great-West Inflation-Protected Securities Fund Institutional Class(a)	643,231
33,592	Great-West Multi-Sector Bond Fund Institutional Class(a)	319,122
24,396	Great-West Putnam High Yield Bond Institutional Class(a)	233,227
26,118	Great-West Short Duration Bond Fund Institutional Class(a)	254,647

TOTAL BOND MUTUAL FUNDS — 55.83% (Cost $3,065,210)		$3,017,660
EQUITY MUTUAL FUNDS
2,698	American Century Real Estate Fund Class R6	75,340
4,347	DFA International Real Estate Securities Portfolio Institutional Class	22,084
1,251	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	15,103
6,776	Great-West Emerging Markets Equity Fund Institutional Class(a)	58,952
8,720	Great-West International Growth Fund Institutional Class(a)	86,498
18,591	Great-West International Index Fund Institutional Class(a)	191,860
9,535	Great-West International Value Fund Institutional Class(a)	105,645
11,900	Great-West Large Cap Growth Fund Institutional Class(a)	150,053
5,269	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	44,894
6,032	Great-West Mid Cap Value Fund Institutional Class(a)	60,140
8,238	Great-West Putnam Equity Income Fund Institutional Class(a)	88,065
Shares		Fair Value
Equity Mutual Funds — (continued)
8,341	Great-West Real Estate Index Fund Institutional Class(a)	$ 75,317
27,060	Great-West S&P 500® Index Fund Institutional Class(a)	325,803
13,301	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	139,795
7,720	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	82,911
9,820	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	87,984
6,711	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	64,360
1,692	Invesco Global Real Estate Fund Class R6	22,182
606	Invesco Small Cap Discovery Fund Class R6	7,582
886	Janus Henderson Triton Fund Class N	30,329
4,987	Northern Emerging Markets Equity Index Fund	59,001

TOTAL EQUITY MUTUAL FUNDS — 33.19% (Cost $1,755,895)		$1,793,898
Account Balance
FIXED INTEREST CONTRACT
594,906 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	594,906

TOTAL FIXED INTEREST CONTRACT — 11.01% (Cost $594,906)		$ 594,906
TOTAL INVESTMENTS — 100.03% (Cost $5,416,011)		$5,406,464
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (1,766)
TOTAL NET ASSETS — 100.00%		$5,404,698

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,873,968	Great-West Bond Index Fund Institutional Class(a)	$ 26,986,556
1,398,667	Great-West Core Bond Fund Institutional Class(a)	13,231,391
1,379,851	Great-West Global Bond Fund Institutional Class(a)	12,294,476
1,595,744	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,734,032
1,129,878	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,733,843
798,859	Great-West Putnam High Yield Bond Institutional Class(a)	7,637,090
677,543	Great-West Short Duration Bond Fund Institutional Class(a)	6,606,046

TOTAL BOND MUTUAL FUNDS — 52.76% (Cost $95,561,135)		$ 93,223,434
EQUITY MUTUAL FUNDS
89,517	American Century Real Estate Fund Class R6	2,499,314
152,668	DFA International Real Estate Securities Portfolio Institutional Class	775,552
46,489	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	561,124
284,573	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,475,787
347,410	Great-West International Growth Fund Institutional Class(a)	3,446,310
740,617	Great-West International Index Fund Institutional Class(a)	7,643,166
379,278	Great-West International Value Fund Institutional Class(a)	4,202,404
445,607	Great-West Large Cap Growth Fund Institutional Class(a)	5,619,099
208,699	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,778,114
226,151	Great-West Mid Cap Value Fund Institutional Class(a)	2,254,727
306,104	Great-West Putnam Equity Income Fund Institutional Class(a)	3,272,253
Shares		Fair Value
Equity Mutual Funds — (continued)
276,844	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,499,906
1,011,780	Great-West S&P 500® Index Fund Institutional Class(a)	12,181,831
495,053	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,203,012
307,255	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,299,915
363,070	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,253,112
250,130	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,398,746
58,871	Invesco Global Real Estate Fund Class R6	771,795
24,019	Invesco Small Cap Discovery Fund Class R6	300,474
35,646	Janus Henderson Triton Fund Class N	1,220,516
209,514	Northern Emerging Markets Equity Index Fund	2,478,552

TOTAL EQUITY MUTUAL FUNDS — 38.57% (Cost $61,646,750)		$ 68,135,709
Account Balance
FIXED INTEREST CONTRACT
15,375,954 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	15,375,954

TOTAL FIXED INTEREST CONTRACT — 8.70% (Cost $15,375,954)		$ 15,375,954
TOTAL INVESTMENTS — 100.03% (Cost $172,583,839)		$176,735,097
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (53,726)
TOTAL NET ASSETS — 100.00%		$176,681,371

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
96,441	Great-West Bond Index Fund Institutional Class(a)	$ 905,585
46,915	Great-West Core Bond Fund Institutional Class(a)	443,814
44,424	Great-West Global Bond Fund Institutional Class(a)	395,817
37,444	Great-West Inflation-Protected Securities Fund Institutional Class(a)	369,201
37,732	Great-West Multi-Sector Bond Fund Institutional Class(a)	358,451
26,046	Great-West Putnam High Yield Bond Institutional Class(a)	248,998
17,229	Great-West Short Duration Bond Fund Institutional Class(a)	167,983

TOTAL BOND MUTUAL FUNDS — 47.49% (Cost $2,952,545)		$2,889,849
EQUITY MUTUAL FUNDS
3,242	American Century Real Estate Fund Class R6	90,513
5,741	DFA International Real Estate Securities Portfolio Institutional Class	29,166
1,861	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	22,464
12,809	Great-West Emerging Markets Equity Fund Institutional Class(a)	111,434
14,798	Great-West International Growth Fund Institutional Class(a)	146,794
31,642	Great-West International Index Fund Institutional Class(a)	326,546
16,190	Great-West International Value Fund Institutional Class(a)	179,388
17,940	Great-West Large Cap Growth Fund Institutional Class(a)	226,223
9,054	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	77,139
9,166	Great-West Mid Cap Value Fund Institutional Class(a)	91,385
12,387	Great-West Putnam Equity Income Fund Institutional Class(a)	132,421
Shares		Fair Value
Equity Mutual Funds — (continued)
10,020	Great-West Real Estate Index Fund Institutional Class(a)	$ 90,477
40,817	Great-West S&P 500® Index Fund Institutional Class(a)	491,440
20,038	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	210,595
13,324	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	143,102
14,768	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	132,323
10,083	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	96,694
2,227	Invesco Global Real Estate Fund Class R6	29,195
1,072	Invesco Small Cap Discovery Fund Class R6	13,413
1,548	Janus Henderson Triton Fund Class N	53,017
9,436	Northern Emerging Markets Equity Index Fund	111,630

TOTAL EQUITY MUTUAL FUNDS — 46.11% (Cost $2,766,236)		$2,805,359
Account Balance
FIXED INTEREST CONTRACT
391,326 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	391,326

TOTAL FIXED INTEREST CONTRACT — 6.43% (Cost $391,326)		$ 391,326
TOTAL INVESTMENTS — 100.03% (Cost $6,110,107)		$6,086,534
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (2,055)
TOTAL NET ASSETS — 100.00%		$6,084,479

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,265,609	Great-West Bond Index Fund Institutional Class(a)	$ 21,274,072
1,102,866	Great-West Core Bond Fund Institutional Class(a)	10,433,116
1,009,107	Great-West Global Bond Fund Institutional Class(a)	8,991,140
572,689	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,646,713
882,151	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,380,438
598,079	Great-West Putnam High Yield Bond Institutional Class(a)	5,717,631
299,863	Great-West Short Duration Bond Fund Institutional Class(a)	2,923,664

TOTAL BOND MUTUAL FUNDS — 39.61% (Cost $64,852,636)		$ 63,366,774
EQUITY MUTUAL FUNDS
86,564	American Century Real Estate Fund Class R6	2,416,864
163,814	DFA International Real Estate Securities Portfolio Institutional Class	832,173
59,093	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	713,252
452,245	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,934,532
493,098	Great-West International Growth Fund Institutional Class(a)	4,891,530
1,053,313	Great-West International Index Fund Institutional Class(a)	10,870,194
540,170	Great-West International Value Fund Institutional Class(a)	5,985,089
567,646	Great-West Large Cap Growth Fund Institutional Class(a)	7,158,020
301,789	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,571,245
286,028	Great-West Mid Cap Value Fund Institutional Class(a)	2,851,701
388,422	Great-West Putnam Equity Income Fund Institutional Class(a)	4,152,232
Shares		Fair Value
Equity Mutual Funds — (continued)
267,778	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,418,032
1,285,730	Great-West S&P 500® Index Fund Institutional Class(a)	15,480,188
628,999	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,610,776
446,045	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,790,526
460,457	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,125,694
318,352	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,052,993
62,908	Invesco Global Real Estate Fund Class R6	824,723
35,893	Invesco Small Cap Discovery Fund Class R6	449,018
51,995	Janus Henderson Triton Fund Class N	1,780,309
333,068	Northern Emerging Markets Equity Index Fund	3,940,193

TOTAL EQUITY MUTUAL FUNDS — 56.16% (Cost $81,764,826)		$ 89,849,284
Account Balance
FIXED INTEREST CONTRACT
6,820,918 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,820,918

TOTAL FIXED INTEREST CONTRACT — 4.26% (Cost $6,820,918)		$ 6,820,918
TOTAL INVESTMENTS — 100.03% (Cost $153,438,380)		$160,036,976
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (50,269)
TOTAL NET ASSETS — 100.00%		$159,986,707

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
40,082	Great-West Bond Index Fund Institutional Class(a)	$ 376,372
19,519	Great-West Core Bond Fund Institutional Class(a)	184,648
17,392	Great-West Global Bond Fund Institutional Class(a)	154,962
5,704	Great-West Inflation-Protected Securities Fund Institutional Class(a)	56,239
15,563	Great-West Multi-Sector Bond Fund Institutional Class(a)	147,852
10,397	Great-West Putnam High Yield Bond Institutional Class(a)	99,394
3,809	Great-West Short Duration Bond Fund Institutional Class(a)	37,140

TOTAL BOND MUTUAL FUNDS — 29.89% (Cost $1,076,697)		$1,056,607
EQUITY MUTUAL FUNDS
1,977	American Century Real Estate Fund Class R6	55,197
3,829	DFA International Real Estate Securities Portfolio Institutional Class	19,452
1,553	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	18,746
13,010	Great-West Emerging Markets Equity Fund Institutional Class(a)	113,184
13,618	Great-West International Growth Fund Institutional Class(a)	135,088
29,061	Great-West International Index Fund Institutional Class(a)	299,909
14,905	Great-West International Value Fund Institutional Class(a)	165,149
14,698	Great-West Large Cap Growth Fund Institutional Class(a)	185,347
8,427	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	71,799
7,486	Great-West Mid Cap Value Fund Institutional Class(a)	74,638
10,157	Great-West Putnam Equity Income Fund Institutional Class(a)	108,580
Shares		Fair Value
Equity Mutual Funds — (continued)
6,112	Great-West Real Estate Index Fund Institutional Class(a)	$ 55,197
33,548	Great-West S&P 500® Index Fund Institutional Class(a)	403,923
16,424	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	172,616
12,384	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	133,000
12,118	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	108,576
8,262	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	79,229
1,484	Invesco Global Real Estate Fund Class R6	19,453
990	Invesco Small Cap Discovery Fund Class R6	12,381
1,426	Janus Henderson Triton Fund Class N	48,814
9,568	Northern Emerging Markets Equity Index Fund	113,185

TOTAL EQUITY MUTUAL FUNDS — 67.70% (Cost $2,360,579)		$2,393,463
Account Balance
FIXED INTEREST CONTRACT
86,755 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	86,755

TOTAL FIXED INTEREST CONTRACT — 2.45% (Cost $86,755)		$ 86,755
TOTAL INVESTMENTS — 100.04% (Cost $3,524,031)		$3,536,825
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,355)
TOTAL NET ASSETS — 100.00%		$3,535,470

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
873,288	Great-West Bond Index Fund Institutional Class(a)	$ 8,200,178
425,929	Great-West Core Bond Fund Institutional Class(a)	4,029,291
371,458	Great-West Global Bond Fund Institutional Class(a)	3,309,688
42,870	Great-West Inflation-Protected Securities Fund Institutional Class(a)	422,698
338,112	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,212,062
223,345	Great-West Putnam High Yield Bond Institutional Class(a)	2,135,182
54,730	Great-West Short Duration Bond Fund Institutional Class(a)	533,613

TOTAL BOND MUTUAL FUNDS — 21.72% (Cost $22,340,402)		$ 21,842,712
EQUITY MUTUAL FUNDS
58,179	American Century Real Estate Fund Class R6	1,624,349
116,727	DFA International Real Estate Securities Portfolio Institutional Class	592,975
48,253	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	582,415
456,302	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,969,828
452,640	Great-West International Growth Fund Institutional Class(a)	4,490,188
967,112	Great-West International Index Fund Institutional Class(a)	9,980,596
495,721	Great-West International Value Fund Institutional Class(a)	5,492,587
465,259	Great-West Large Cap Growth Fund Institutional Class(a)	5,866,921
281,452	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,397,974
236,030	Great-West Mid Cap Value Fund Institutional Class(a)	2,353,222
320,444	Great-West Putnam Equity Income Fund Institutional Class(a)	3,425,547
Shares		Fair Value
Equity Mutual Funds — (continued)
179,871	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,624,234
1,053,178	Great-West S&P 500® Index Fund Institutional Class(a)	12,680,260
517,402	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,437,890
413,662	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,442,728
381,942	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,422,203
261,082	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,503,772
45,214	Invesco Global Real Estate Fund Class R6	592,751
33,033	Invesco Small Cap Discovery Fund Class R6	413,248
47,955	Janus Henderson Triton Fund Class N	1,641,965
336,359	Northern Emerging Markets Equity Index Fund	3,979,129

TOTAL EQUITY MUTUAL FUNDS — 77.06% (Cost $70,719,456)		$ 77,514,782
Account Balance
FIXED INTEREST CONTRACT
1,259,602 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,259,602

TOTAL FIXED INTEREST CONTRACT — 1.25% (Cost $1,259,602)		$ 1,259,602
TOTAL INVESTMENTS — 100.03% (Cost $94,319,460)		$100,617,096
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (34,936)
TOTAL NET ASSETS — 100.00%		$100,582,160

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
19,565	Great-West Bond Index Fund Institutional Class(a)	$ 183,712
9,549	Great-West Core Bond Fund Institutional Class(a)	90,332
8,433	Great-West Global Bond Fund Institutional Class(a)	75,135
7,589	Great-West Multi-Sector Bond Fund Institutional Class(a)	72,100
4,960	Great-West Putnam High Yield Bond Institutional Class(a)	47,423
910	Great-West Short Duration Bond Fund Institutional Class(a)	8,873

TOTAL BOND MUTUAL FUNDS — 17.24% (Cost $486,499)		$ 477,575
EQUITY MUTUAL FUNDS
1,662	American Century Real Estate Fund Class R6	46,396
3,486	DFA International Real Estate Securities Portfolio Institutional Class	17,710
1,379	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	16,639
14,310	Great-West Emerging Markets Equity Fund Institutional Class(a)	124,495
13,528	Great-West International Growth Fund Institutional Class(a)	134,200
28,896	Great-West International Index Fund Institutional Class(a)	298,210
14,831	Great-West International Value Fund Institutional Class(a)	164,333
13,161	Great-West Large Cap Growth Fund Institutional Class(a)	165,964
8,502	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	72,438
6,728	Great-West Mid Cap Value Fund Institutional Class(a)	67,079
9,092	Great-West Putnam Equity Income Fund Institutional Class(a)	97,193
5,135	Great-West Real Estate Index Fund Institutional Class(a)	46,367
Shares		Fair Value
Equity Mutual Funds — (continued)
29,894	Great-West S&P 500® Index Fund Institutional Class(a)	$ 359,924
14,761	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	155,139
12,513	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	134,387
10,845	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	97,169
7,431	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	71,259
1,355	Invesco Global Real Estate Fund Class R6	17,764
978	Invesco Small Cap Discovery Fund Class R6	12,236
1,445	Janus Henderson Triton Fund Class N	49,465
10,531	Northern Emerging Markets Equity Index Fund	124,586

TOTAL EQUITY MUTUAL FUNDS — 82.05% (Cost $2,243,629)		$2,272,953
Account Balance
FIXED INTEREST CONTRACT
20,783 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	20,783

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $20,783)		$ 20,783
TOTAL INVESTMENTS — 100.04% (Cost $2,750,911)		$2,771,311
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,038)
TOTAL NET ASSETS — 100.00%		$2,770,273

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
278,493	Great-West Bond Index Fund Institutional Class(a)	$ 2,615,049
135,518	Great-West Core Bond Fund Institutional Class(a)	1,281,995
126,978	Great-West Global Bond Fund Institutional Class(a)	1,131,374
107,864	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,024,710
70,366	Great-West Putnam High Yield Bond Institutional Class(a)	672,695
12,965	Great-West Short Duration Bond Fund Institutional Class(a)	126,411

TOTAL BOND MUTUAL FUNDS — 15.20% (Cost $7,017,196)		$ 6,852,234
EQUITY MUTUAL FUNDS
27,539	American Century Real Estate Fund Class R6	768,880
60,273	DFA International Real Estate Securities Portfolio Institutional Class	306,189
22,379	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	270,114
255,726	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,224,815
230,224	Great-West International Growth Fund Institutional Class(a)	2,283,823
491,718	Great-West International Index Fund Institutional Class(a)	5,074,534
251,853	Great-West International Value Fund Institutional Class(a)	2,790,525
212,659	Great-West Large Cap Growth Fund Institutional Class(a)	2,681,624
144,197	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,228,561
108,266	Great-West Mid Cap Value Fund Institutional Class(a)	1,079,415
146,522	Great-West Putnam Equity Income Fund Institutional Class(a)	1,566,323
85,119	Great-West Real Estate Index Fund Institutional Class(a)	768,627
Shares		Fair Value
Equity Mutual Funds — (continued)
483,558	Great-West S&P 500® Index Fund Institutional Class(a)	$ 5,822,032
237,326	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,494,299
212,623	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,283,566
174,676	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,565,100
119,375	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,144,807
23,381	Invesco Global Real Estate Fund Class R6	306,525
16,983	Invesco Small Cap Discovery Fund Class R6	212,451
24,538	Janus Henderson Triton Fund Class N	840,186
188,505	Northern Emerging Markets Equity Index Fund	2,230,019

TOTAL EQUITY MUTUAL FUNDS — 84.18% (Cost $35,247,331)		$37,942,415
Account Balance
FIXED INTEREST CONTRACT
293,564 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	293,564

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $293,564)		$ 293,564
TOTAL INVESTMENTS — 100.03% (Cost $42,558,091)		$45,088,213
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (15,746)
TOTAL NET ASSETS — 100.00%		$45,072,467

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 28, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,239,848	$15,230,579	$ 1,460,591	$4,714,842	$ (175,341)	$ (334,154)	$ 254,072	$11,642,174	13.72%
Great-West Core Bond Fund Institutional Class	603,799	7,490,682	728,460	2,295,775	(54,512)	(211,430)	163,455	5,711,937	6.73
Great-West Global Bond Fund Institutional Class	668,421	3,388,994	3,604,991	953,196	8,338	(85,158)	64,590	5,955,631	7.02
Great-West Inflation-Protected Securities Fund Institutional Class	1,301,137	-	18,799,374	5,799,102	(55,588)	(171,063)	177,238	12,829,209	15.12
Great-West Multi-Sector Bond Fund Institutional Class	494,355	6,430,855	507,163	2,279,929	(149,775)	38,286	124,786	4,696,375	5.54
Great-West Putnam High Yield Bond Institutional Class	372,237	5,757,545	465,642	2,677,329	(87,051)	12,724	143,594	3,558,582	4.19
Great-West Short Duration Bond Fund Institutional Class	500,855	5,229,830	1,262,935	1,588,815	(37,190)	(20,610)	91,899	4,883,340	5.76
					(551,119)	(771,405)	1,019,634	49,277,248	58.08
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	16,855	270,390	29,735	86,065	21,696	(10,615)	18	203,445	0.24
Great-West Emerging Markets Equity Fund Institutional Class	82,878	-	1,200,018	383,004	(23,944)	(95,976)	2,918	721,038	0.85
Great-West International Growth Fund Institutional Class	113,070	785,742	812,420	393,716	67,794	(82,790)	4,698	1,121,656	1.32
Great-West International Index Fund Institutional Class	240,733	3,496,606	402,403	1,184,746	205,879	(229,896)	2,175	2,484,367	2.93
Great-West International Value Fund Institutional Class	123,346	1,918,717	230,931	607,858	117,155	(175,112)	12,264	1,366,678	1.61
Great-West Large Cap Growth Fund Institutional Class	163,628	2,995,622	305,791	1,451,441	229,198	213,377	32,462	2,063,349	2.43
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	66,615	377,335	325,236	132,163	2,012	(2,851)	6,032	567,557	0.67
Great-West Mid Cap Value Fund Institutional Class	83,634	1,076,694	121,581	349,585	24,397	(14,863)	21,834	833,827	0.98
Great-West Putnam Equity Income Fund Institutional Class	112,458	1,571,543	177,279	569,284	54,158	22,641	15,372	1,202,179	1.42
Great-West Real Estate Index Fund Institutional Class	126,258	942,764	568,044	402,329	(34,837)	31,629	12,729	1,140,108	1.34
Great-West S&P 500® Index Fund Institutional Class	371,791	6,125,335	749,733	2,363,565	467,735	(35,142)	122,538	4,476,361	5.28
Great-West S&P Mid Cap 400® Index Fund Institutional Class	182,703	2,630,144	300,739	1,033,271	103,944	22,593	48,057	1,920,205	2.26
Great-West S&P Small Cap 600® Index Fund Institutional Class	98,920	1,469,158	172,061	601,424	127,460	22,605	34,613	1,062,400	1.25
Great-West T. Rowe Price Equity Income Fund Institutional Class	133,985	1,569,815	215,241	576,949	20,084	(7,603)	42,353	1,200,504	1.42

September 28, 2018

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	91,994	$ 1,285,272	$ 118,573	$ 625,721	$ 23,054	$ 104,098	$ 17,026	$ 882,222	1.04%
					1,405,785	(237,905)	375,089	21,245,896	25.04
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	11,377,667	12,184,461	2,708,040	3,635,998	-	-	121,164	11,377,667	13.41
					0	0	121,164	11,377,667	13.41
				Total	$ 854,666	$(1,009,310)	$1,515,887	$81,900,811	96.53%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	84,680	$524,977	$512,761	$223,705	$ (4,742)	$(18,885)	$13,984	$ 795,148	14.71%
Great-West Core Bond Fund Institutional Class	41,312	256,927	252,535	107,932	(1,859)	(10,716)	9,116	390,814	7.23
Great-West Global Bond Fund Institutional Class	42,814	110,429	322,238	48,769	(1,731)	(2,427)	3,178	381,471	7.06
Great-West Inflation-Protected Securities Fund Institutional Class	65,236	-	846,145	196,917	(2,223)	(5,997)	6,741	643,231	11.90
Great-West Multi-Sector Bond Fund Institutional Class	33,592	217,384	210,117	104,626	(956)	(3,753)	6,481	319,122	5.90
Great-West Putnam High Yield Bond Institutional Class	24,396	184,427	178,114	129,999	(3,041)	685	7,130	233,227	4.32
Great-West Short Duration Bond Fund Institutional Class	26,118	133,440	176,689	54,058	(617)	(1,424)	3,853	254,647	4.71
					(15,169)	(42,517)	50,483	3,017,660	55.83
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,251	9,702	10,124	4,770	511	47	1	15,103	0.28
Great-West Emerging Markets Equity Fund Institutional Class	6,776	-	91,991	28,272	(2,503)	(4,767)	182	58,952	1.09
Great-West International Growth Fund Institutional Class	8,720	30,179	87,558	28,179	1,791	(3,060)	344	86,498	1.60
Great-West International Index Fund Institutional Class	18,591	134,218	145,676	77,379	9,043	(10,655)	158	191,860	3.55
Great-West International Value Fund Institutional Class	9,535	73,878	81,594	43,201	3,685	(6,626)	890	105,645	1.96
Great-West Large Cap Growth Fund Institutional Class	11,900	109,440	107,804	75,348	15,600	8,157	2,143	150,053	2.78
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	5,269	14,546	38,945	9,153	(817)	556	419	44,894	0.83
Great-West Mid Cap Value Fund Institutional Class	6,032	39,185	42,386	22,640	(660)	1,209	1,412	60,140	1.11

September 28, 2018

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	8,238	$ 56,841	$ 57,502	$ 29,326	$ 1,770	$ 3,048	$ 919	$ 88,065	1.63%
Great-West Real Estate Index Fund Institutional Class	8,341	31,012	60,958	18,059	(869)	1,406	643	75,317	1.39
Great-West S&P 500® Index Fund Institutional Class	27,060	223,455	227,277	133,339	16,970	8,410	7,453	325,803	6.03
Great-West S&P Mid Cap 400® Index Fund Institutional Class	13,301	95,644	101,113	60,696	2,968	3,734	3,015	139,795	2.59
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,720	57,509	61,160	41,075	2,803	5,317	2,390	82,911	1.53
Great-West T. Rowe Price Equity Income Fund Institutional Class	9,820	56,831	61,113	31,021	(264)	1,061	2,610	87,984	1.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,711	46,767	47,332	34,629	1,808	4,890	1,145	64,360	1.19
					51,836	12,727	23,724	1,577,380	29.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	594,906	311,582	403,603	124,856	-	-	4,577	594,906	11.01
					0	0	4,577	594,906	11.01
				Total	$ 36,667	$(29,790)	$78,784	$5,189,946	96.03%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,873,968	$33,481,570	$ 2,732,492	$8,360,083	$ (256,672)	$ (867,423)	$ 567,415	$ 26,986,556	15.27%
Great-West Core Bond Fund Institutional Class	1,398,667	16,449,962	1,421,808	4,129,042	(74,850)	(511,337)	365,977	13,231,391	7.49
Great-West Global Bond Fund Institutional Class	1,379,851	6,728,811	7,476,680	1,820,560	(54,678)	(90,455)	125,739	12,294,476	6.96
Great-West Inflation-Protected Securities Fund Institutional Class	1,595,744	-	21,225,473	5,279,818	(46,723)	(211,623)	200,504	15,734,032	8.91
Great-West Multi-Sector Bond Fund Institutional Class	1,129,878	13,757,527	998,707	4,148,678	(356,600)	126,287	265,353	10,733,843	6.07
Great-West Putnam High Yield Bond Institutional Class	798,859	11,194,247	817,003	4,388,259	(150,238)	14,100	278,251	7,637,090	4.32
Great-West Short Duration Bond Fund Institutional Class	677,543	6,306,271	1,943,598	1,605,065	(33,699)	(38,758)	115,392	6,606,046	3.74
					(973,460)	(1,579,209)	1,918,631	93,223,434	52.76
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	46,489	688,260	54,173	168,432	41,345	(12,877)	49	561,124	0.32

September 28, 2018

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	284,573	$ -	$ 3,839,063	$1,039,509	$ (60,551)	$ (323,767)	$ 9,336	$ 2,475,787	1.40%
Great-West International Growth Fund Institutional Class	347,410	2,283,312	2,310,670	994,816	108,013	(152,856)	14,507	3,446,310	1.95
Great-West International Index Fund Institutional Class	740,617	10,120,998	980,287	2,996,240	405,622	(461,879)	6,687	7,643,166	4.33
Great-West International Value Fund Institutional Class	379,278	5,556,654	553,776	1,521,249	224,053	(386,777)	37,769	4,202,404	2.38
Great-West Large Cap Growth Fund Institutional Class	445,607	7,775,017	661,167	3,617,278	354,101	800,193	87,986	5,619,099	3.18
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	208,699	1,117,321	985,857	308,489	10,790	(16,575)	18,626	1,778,114	1.01
Great-West Mid Cap Value Fund Institutional Class	226,151	2,777,413	205,982	743,504	9,168	14,836	58,707	2,254,727	1.28
Great-West Putnam Equity Income Fund Institutional Class	306,104	4,044,532	284,790	1,196,278	63,240	139,209	40,178	3,272,253	1.85
Great-West Real Estate Index Fund Institutional Class	276,844	1,962,157	1,163,991	676,875	(60,313)	50,633	26,524	2,499,906	1.42
Great-West S&P 500® Index Fund Institutional Class	1,011,780	15,869,783	1,272,975	4,851,782	1,244,397	(109,145)	322,796	12,181,831	6.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	495,053	6,793,383	498,025	2,242,226	170,611	153,830	127,863	5,203,012	2.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	307,255	4,380,080	356,331	1,556,670	321,001	120,174	107,126	3,299,915	1.87
Great-West T. Rowe Price Equity Income Fund Institutional Class	363,070	4,043,972	362,762	1,229,084	(43,238)	75,462	111,833	3,253,112	1.84
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	250,130	3,333,651	263,118	1,543,041	(14,774)	345,018	46,514	2,398,746	1.36
					2,773,465	235,479	1,016,501	60,089,506	34.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	15,375,954	14,698,631	4,235,437	3,704,684	-	-	146,570	15,375,954	8.70
					0	0	146,570	15,375,954	8.70
				Total	$1,800,005	$(1,343,730)	$3,081,702	$168,688,894	95.48%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	96,441	$730,124	$418,182	$218,231	$ (4,760)	$(24,490)	$16,345	$ 905,585	14.88%
Great-West Core Bond Fund Institutional Class	46,915	358,018	209,011	109,702	(1,948)	(13,513)	10,648	443,814	7.29
Great-West Global Bond Fund Institutional Class	44,424	141,316	302,712	44,728	(874)	(3,483)	3,459	395,817	6.51

September 28, 2018

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	37,444	$ -	$465,536	$ 92,294	$ (850)	$ (4,041)	$ 3,948	$ 369,201	6.07%
Great-West Multi-Sector Bond Fund Institutional Class	37,732	296,806	166,751	99,795	(730)	(5,311)	7,535	358,451	5.89
Great-West Putnam High Yield Bond Institutional Class	26,046	233,165	131,443	114,912	(2,520)	(698)	7,664	248,998	4.09
Great-West Short Duration Bond Fund Institutional Class	17,229	99,092	101,369	31,410	(422)	(1,068)	2,488	167,983	2.76
					(12,104)	(52,604)	52,087	2,889,849	47.49
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,861	18,455	9,889	6,148	668	268	2	22,464	0.37
Great-West Emerging Markets Equity Fund Institutional Class	12,809	-	167,781	45,159	(2,963)	(11,188)	363	111,434	1.83
Great-West International Growth Fund Institutional Class	14,798	63,642	122,802	35,147	2,428	(4,503)	595	146,794	2.41
Great-West International Index Fund Institutional Class	31,642	283,206	169,119	111,275	12,089	(14,504)	274	326,546	5.37
Great-West International Value Fund Institutional Class	16,190	155,942	92,131	58,414	4,792	(10,271)	1,549	179,388	2.95
Great-West Large Cap Growth Fund Institutional Class	17,940	205,902	98,870	98,248	17,308	19,699	3,319	226,223	3.72
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	9,054	31,566	57,189	12,326	(1,234)	710	755	77,139	1.27
Great-West Mid Cap Value Fund Institutional Class	9,166	73,343	41,487	24,879	(858)	1,434	2,206	91,385	1.50
Great-West Putnam Equity Income Fund Institutional Class	12,387	106,849	55,089	34,646	1,893	5,129	1,453	132,421	2.18
Great-West Real Estate Index Fund Institutional Class	10,020	45,185	60,046	15,940	(1,103)	1,186	803	90,477	1.49
Great-West S&P 500® Index Fund Institutional Class	40,817	420,093	214,188	162,098	18,299	19,257	11,749	491,440	8.08
Great-West S&P Mid Cap 400® Index Fund Institutional Class	20,038	180,181	96,601	73,533	2,603	7,346	4,746	210,595	3.46
Great-West S&P Small Cap 600® Index Fund Institutional Class	13,324	123,838	68,263	60,225	2,945	11,226	4,282	143,102	2.35
Great-West T. Rowe Price Equity Income Fund Institutional Class	14,768	106,849	61,182	36,977	(331)	1,269	4,114	132,323	2.17
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	10,083	88,390	44,567	45,349	1,371	9,086	1,782	96,694	1.59
					57,907	36,144	37,992	2,478,425	40.74
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	391,326	231,226	230,404	73,130	-	-	2,826	391,326	6.43
					0	0	2,826	391,326	6.43
				Total	$ 45,803	$(16,460)	$92,905	$5,759,600	94.66%

September 28, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,265,609	$23,966,393	$3,768,917	$5,887,689	$ (264,375)	$ (573,549)	$ 434,456	$ 21,274,072	13.30%
Great-West Core Bond Fund Institutional Class	1,102,866	11,764,376	1,892,161	2,873,351	(89,272)	(350,070)	279,624	10,433,116	6.52
Great-West Global Bond Fund Institutional Class	1,009,107	4,488,103	5,669,377	1,115,824	(55,472)	(50,516)	89,577	8,991,140	5.62
Great-West Inflation-Protected Securities Fund Institutional Class	572,689	-	7,225,441	1,508,525	(13,966)	(70,203)	66,917	5,646,713	3.53
Great-West Multi-Sector Bond Fund Institutional Class	882,151	9,684,650	1,167,957	2,444,574	(146,398)	(27,595)	199,069	8,380,438	5.24
Great-West Putnam High Yield Bond Institutional Class	598,079	7,368,398	902,285	2,493,762	(38,578)	(59,290)	195,125	5,717,631	3.57
Great-West Short Duration Bond Fund Institutional Class	299,863	2,242,939	1,268,370	567,110	(9,166)	(20,535)	46,348	2,923,664	1.83
					(617,227)	(1,151,758)	1,311,116	63,366,774	39.61
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	59,093	820,161	75,135	171,324	44,121	(10,720)	62	713,252	0.45
Great-West Emerging Markets Equity Fund Institutional Class	452,245	-	5,778,972	1,319,695	(84,826)	(524,745)	14,739	3,934,532	2.46
Great-West International Growth Fund Institutional Class	493,098	3,030,187	3,281,163	1,260,904	85,436	(158,916)	20,493	4,891,530	3.06
Great-West International Index Fund Institutional Class	1,053,313	13,424,932	1,621,053	3,767,517	290,456	(408,274)	9,423	10,870,194	6.79
Great-West International Value Fund Institutional Class	540,170	7,389,357	911,364	1,828,731	246,099	(486,901)	53,476	5,985,089	3.74
Great-West Large Cap Growth Fund Institutional Class	567,646	9,219,166	791,865	3,898,471	366,109	1,045,460	111,777	7,158,020	4.47
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	301,789	1,517,788	1,445,034	361,874	18,738	(29,703)	26,855	2,571,245	1.61
Great-West Mid Cap Value Fund Institutional Class	286,028	3,291,616	297,260	762,740	(1,194)	25,565	73,958	2,851,701	1.78
Great-West Putnam Equity Income Fund Institutional Class	388,422	4,797,926	426,341	1,260,287	55,444	188,252	50,780	4,152,232	2.60
Great-West Real Estate Index Fund Institutional Class	267,778	1,734,667	1,213,551	589,068	(63,163)	58,882	25,013	2,418,032	1.51
Great-West S&P 500® Index Fund Institutional Class	1,285,730	18,816,570	1,729,673	5,020,806	1,419,265	(45,249)	408,775	15,480,188	9.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	628,999	8,064,381	697,314	2,390,631	152,229	239,712	161,698	6,610,776	4.13
Great-West S&P Small Cap 600® Index Fund Institutional Class	446,045	5,929,752	551,357	1,918,754	389,512	228,171	154,565	4,790,526	2.99
Great-West T. Rowe Price Equity Income Fund Institutional Class	460,457	4,803,477	531,572	1,313,705	(75,125)	104,350	141,085	4,125,694	2.58
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	318,352	3,966,094	333,798	1,670,031	(20,022)	423,132	59,059	3,052,993	1.91
					2,823,079	649,016	1,311,758	79,606,004	49.76

September 28, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,820,918	$ 5,251,510	$2,820,441	$1,306,286	$ -	$ -	$ 55,253	$ 6,820,918	4.26%
					0	0	55,253	6,820,918	4.26
				Total	$2,205,852	$ (502,742)	$2,678,127	$149,793,696	93.63%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	40,082	$271,621	$236,683	$123,772	$ (3,341)	$ (8,160)	$ 7,108	$ 376,372	10.65%
Great-West Core Bond Fund Institutional Class	19,519	133,333	116,683	60,474	(1,324)	(4,894)	4,633	184,648	5.22
Great-West Global Bond Fund Institutional Class	17,392	49,785	135,133	28,771	(730)	(1,185)	1,515	154,962	4.39
Great-West Inflation-Protected Securities Fund Institutional Class	5,704	-	72,132	15,377	(136)	(516)	616	56,239	1.59
Great-West Multi-Sector Bond Fund Institutional Class	15,563	109,089	89,269	48,287	(499)	(2,219)	3,421	147,852	4.18
Great-West Putnam High Yield Bond Institutional Class	10,397	80,939	65,124	46,294	(1,081)	(375)	3,278	99,394	2.81
Great-West Short Duration Bond Fund Institutional Class	3,809	16,127	29,440	8,248	(137)	(179)	522	37,140	1.05
					(7,248)	(17,528)	21,093	1,056,607	29.89
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,553	13,497	10,641	5,523	570	131	2	18,746	0.53
Great-West Emerging Markets Equity Fund Institutional Class	13,010	-	172,955	49,337	(5,153)	(10,434)	415	113,184	3.20
Great-West International Growth Fund Institutional Class	13,618	52,925	130,746	44,651	1,449	(3,932)	582	135,088	3.82
Great-West International Index Fund Institutional Class	29,061	235,135	190,944	113,061	9,187	(13,109)	266	299,909	8.49
Great-West International Value Fund Institutional Class	14,905	129,525	106,244	61,441	3,420	(9,179)	1,503	165,149	4.67
Great-West Large Cap Growth Fund Institutional Class	14,698	151,912	103,737	84,576	15,544	14,274	2,908	185,347	5.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	8,427	26,445	57,708	13,065	(1,197)	711	745	71,799	2.03
Great-West Mid Cap Value Fund Institutional Class	7,486	54,382	42,074	23,055	(739)	1,237	1,929	74,638	2.11
Great-West Putnam Equity Income Fund Institutional Class	10,157	79,205	56,694	31,457	1,586	4,138	1,303	108,580	3.07
Great-West Real Estate Index Fund Institutional Class	6,112	25,453	42,033	13,346	(474)	1,057	555	55,197	1.56

September 28, 2018

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	33,548	$311,325	$220,985	$142,241	$16,460	$ 13,854	$10,520	$ 403,923	11.43%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	16,424	133,158	97,110	62,643	3,261	4,991	4,188	172,616	4.88
Great-West S&P Small Cap 600® Index Fund Institutional Class	12,384	104,016	73,535	54,899	3,040	10,348	4,279	133,000	3.76
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,118	79,193	60,640	32,366	(576)	1,109	3,648	108,576	3.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,262	65,408	44,977	38,137	1,246	6,981	1,547	79,229	2.24
					47,624	22,177	34,390	2,124,981	60.11
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	86,755	37,438	67,282	18,486	-	-	521	86,755	2.45
					0	0	521	86,755	2.45
				Total	$40,376	$ 4,649	$56,004	$3,268,343	92.45%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	873,288	$ 9,104,317	$1,567,964	$2,255,528	$ (104,894)	$(216,575)	$ 166,776	$ 8,200,178	8.15%
Great-West Core Bond Fund Institutional Class	425,929	4,467,001	796,295	1,102,567	(36,883)	(131,438)	107,370	4,029,291	4.01
Great-West Global Bond Fund Institutional Class	371,458	1,632,948	2,114,611	418,519	(19,674)	(19,352)	32,923	3,309,688	3.29
Great-West Inflation-Protected Securities Fund Institutional Class	42,870	-	506,282	80,114	(748)	(3,470)	3,450	422,698	0.42
Great-West Multi-Sector Bond Fund Institutional Class	338,112	3,639,604	482,565	883,204	(38,690)	(26,903)	75,363	3,212,062	3.20
Great-West Putnam High Yield Bond Institutional Class	223,345	2,642,173	346,404	823,129	(4,770)	(30,266)	70,492	2,135,182	2.12
Great-West Short Duration Bond Fund Institutional Class	54,730	271,991	337,409	72,256	(1,172)	(3,531)	6,907	533,613	0.53
					(206,831)	(431,535)	463,281	21,842,712	21.72
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	48,253	645,575	64,501	122,638	31,233	(5,023)	50	582,415	0.58
Great-West Emerging Markets Equity Fund Institutional Class	456,302	-	5,640,961	1,144,177	(70,005)	(526,956)	14,417	3,969,828	3.95
Great-West International Growth Fund Institutional Class	452,640	2,655,744	2,877,371	936,783	37,644	(106,144)	18,295	4,490,188	4.46
Great-West International Index Fund Institutional Class	967,112	11,806,872	1,333,941	2,823,523	223,588	(336,694)	8,409	9,980,596	9.92

September 28, 2018

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	495,721	$ 6,489,988	$ 770,705	$1,366,241	$ 183,652	$(401,865)	$ 47,660	$ 5,492,587	5.46%
Great-West Large Cap Growth Fund Institutional Class	465,259	7,240,529	525,906	2,758,933	259,086	859,419	88,894	5,866,921	5.83
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	281,452	1,334,114	1,404,259	312,008	15,904	(28,391)	24,032	2,397,974	2.38
Great-West Mid Cap Value Fund Institutional Class	236,030	2,596,318	314,019	577,076	(1,916)	19,961	59,171	2,353,222	2.34
Great-West Putnam Equity Income Fund Institutional Class	320,444	3,774,117	390,511	909,337	22,940	170,256	40,333	3,425,547	3.41
Great-West Real Estate Index Fund Institutional Class	179,871	1,124,802	848,664	389,238	(43,670)	40,006	16,321	1,624,234	1.61
Great-West S&P 500® Index Fund Institutional Class	1,053,178	14,832,088	1,260,079	3,456,149	1,048,700	44,242	324,926	12,680,260	12.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	517,402	6,346,140	578,105	1,668,762	125,096	182,407	128,721	5,437,890	5.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	413,662	5,257,030	520,291	1,578,977	304,157	244,384	138,765	4,442,728	4.42
Great-West T. Rowe Price Equity Income Fund Institutional Class	381,942	3,773,916	497,089	955,213	(84,972)	106,411	112,197	3,422,203	3.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	261,082	3,116,303	212,685	1,149,706	(5,914)	324,490	47,139	2,503,772	2.49
					2,045,523	586,503	1,069,330	68,670,365	68.27
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,259,602	645,843	774,745	167,987	-	-	7,001	1,259,602	1.25
					0	0	7,001	1,259,602	1.25
				Total	$1,838,692	$ 154,968	$1,539,612	$91,772,679	91.24%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	19,565	$ 91,830	$126,016	$30,323	$ (775)	$ (3,811)	$ 2,996	$ 183,712	6.63%
Great-West Core Bond Fund Institutional Class	9,549	45,158	61,920	14,558	(320)	(2,188)	1,982	90,332	3.26
Great-West Global Bond Fund Institutional Class	8,433	17,056	63,978	5,191	(157)	(708)	626	75,135	2.71
Great-West Multi-Sector Bond Fund Institutional Class	7,589	36,619	48,239	11,928	(191)	(830)	1,397	72,100	2.61
Great-West Putnam High Yield Bond Institutional Class	4,960	26,431	34,443	13,335	(361)	(116)	1,309	47,423	1.71
Great-West Short Duration Bond Fund Institutional Class	910	1,789	7,743	609	(10)	(50)	94	8,873	0.32
					(1,814)	(7,703)	8,404	477,575	17.24

September 28, 2018

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,379	$ 7,979	$ 9,943	$ 1,613	$ 164	$ 330	$ 1	$ 16,639	0.60%
Great-West Emerging Markets Equity Fund Institutional Class	14,310	-	154,460	17,988	(1,580)	(11,977)	363	124,495	4.49
Great-West International Growth Fund Institutional Class	13,528	34,563	116,092	13,058	1,037	(3,397)	519	134,200	4.84
Great-West International Index Fund Institutional Class	28,896	153,775	188,468	36,319	4,209	(7,714)	238	298,210	10.77
Great-West International Value Fund Institutional Class	14,831	84,545	107,009	21,223	1,644	(5,998)	1,344	164,333	5.93
Great-West Large Cap Growth Fund Institutional Class	13,161	89,671	89,699	28,885	6,098	15,479	2,301	165,964	5.99
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	8,502	17,467	59,955	4,680	(399)	(304)	662	72,438	2.62
Great-West Mid Cap Value Fund Institutional Class	6,728	32,068	41,672	7,059	(205)	398	1,518	67,079	2.42
Great-West Putnam Equity Income Fund Institutional Class	9,092	46,641	56,181	9,437	554	3,808	978	97,193	3.51
Great-West Real Estate Index Fund Institutional Class	5,135	13,920	35,624	3,743	(177)	566	370	46,367	1.67
Great-West S&P 500® Index Fund Institutional Class	29,894	183,501	200,549	41,569	5,135	17,443	7,945	359,924	12.99
Great-West S&P Mid Cap 400® Index Fund Institutional Class	14,761	78,418	90,886	18,697	870	4,532	3,232	155,139	5.60
Great-West S&P Small Cap 600® Index Fund Institutional Class	12,513	68,640	79,067	21,592	1,522	8,272	3,741	134,387	4.85
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,845	46,641	60,137	9,993	(115)	384	2,794	97,169	3.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,431	38,384	41,645	13,963	685	5,193	1,240	71,259	2.57
					19,442	27,015	27,246	2,004,796	72.36
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	20,783	4,267	17,886	1,445	-	-	75	20,783	0.75
					0	0	75	20,783	0.75
				Total	$17,628	$ 19,312	$35,725	$2,503,154	90.35%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	278,493	$2,629,204	$ 854,837	$ 800,148	$ (27,461)	$ (68,844)	$ 51,904	$ 2,615,049	5.80%

September 28, 2018

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	135,518	$1,292,423	$ 419,306	$ 381,849	$ (3,137)	$ (47,885)	$ 33,679	$ 1,281,995	2.85%
Great-West Global Bond Fund Institutional Class	126,978	519,024	774,066	144,412	2,780	(17,304)	11,271	1,131,374	2.51
Great-West Multi-Sector Bond Fund Institutional Class	107,864	1,048,071	308,652	310,653	1,242	(21,360)	23,542	1,024,710	2.27
Great-West Putnam High Yield Bond Institutional Class	70,366	754,869	218,104	274,297	15,639	(25,981)	21,899	672,695	1.49
Great-West Short Duration Bond Fund Institutional Class	12,965	53,276	90,397	16,488	(266)	(774)	1,545	126,411	0.28
					(11,203)	(182,148)	143,840	6,852,234	15.20
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22,379	252,880	66,070	46,695	12,541	(2,141)	22	270,114	0.60
Great-West Emerging Markets Equity Fund Institutional Class	255,726	-	3,045,214	547,924	(38,165)	(272,475)	7,535	2,224,815	4.94
Great-West International Growth Fund Institutional Class	230,224	1,163,974	1,553,560	361,935	35,949	(71,776)	9,082	2,283,823	5.07
Great-West International Index Fund Institutional Class	491,718	5,164,723	1,180,828	1,092,232	118,883	(178,785)	4,176	5,074,534	11.26
Great-West International Value Fund Institutional Class	251,853	2,843,061	666,158	542,788	71,719	(175,906)	23,605	2,790,525	6.19
Great-West Large Cap Growth Fund Institutional Class	212,659	2,856,652	517,979	1,006,187	153,670	313,180	39,042	2,681,624	5.95
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	144,197	589,861	786,966	145,152	(4,975)	(3,114)	11,911	1,228,561	2.73
Great-West Mid Cap Value Fund Institutional Class	108,266	1,020,859	261,241	198,857	10,336	(3,828)	26,055	1,079,415	2.39
Great-West Putnam Equity Income Fund Institutional Class	146,522	1,486,395	323,276	302,155	22,353	58,807	17,511	1,566,323	3.47
Great-West Real Estate Index Fund Institutional Class	85,119	457,999	448,676	165,144	(26,207)	27,096	7,204	768,627	1.70
Great-West S&P 500® Index Fund Institutional Class	483,558	5,820,407	1,061,459	1,281,107	232,946	221,273	140,772	5,822,032	12.92
Great-West S&P Mid Cap 400® Index Fund Institutional Class	237,326	2,497,851	509,862	600,183	38,998	86,769	56,314	2,494,299	5.53
Great-West S&P Small Cap 600® Index Fund Institutional Class	212,623	2,311,131	461,040	616,172	123,573	127,567	67,952	2,283,566	5.07
Great-West T. Rowe Price Equity Income Fund Institutional Class	174,676	1,486,367	394,171	318,528	3,468	3,090	49,125	1,565,100	3.47
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	119,375	1,224,627	217,615	405,963	21,603	108,528	20,775	1,144,807	2.54
					776,692	238,285	481,081	33,278,165	73.83
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	293,564	124,299	205,911	38,091	-	-	1,445	293,564	0.65
					0	0	1,445	293,564	0.65
				Total	$765,489	$ 56,137	$626,366	$40,423,963	89.68%

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,321,562	Great-West Core Bond Fund Institutional Class(a)	$ 50,341,972
7,735,918	Great-West Global Bond Fund Institutional Class(a)	68,927,028
3,475,792	Great-West Inflation-Protected Securities Fund Institutional Class(a)	34,271,312
7,272,513	Great-West Multi-Sector Bond Fund Institutional Class(a)	69,088,875
3,943,434	Great-West Putnam High Yield Bond Institutional Class(a)	37,699,232
4,586,110	Great-West Short Duration Bond Fund Institutional Class(a)	44,714,576
5,454,451	Great-West U.S. Government Securities Fund Institutional Class(a)	50,344,583

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $363,758,756)		$355,387,578
EQUITY MUTUAL FUNDS
1,481,072	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,885,328
1,291,668	Great-West International Growth Fund Institutional Class(a)	12,813,345
2,666,804	Great-West International Value Fund Institutional Class(a)	29,548,194
650,229	Great-West Invesco Small Cap Value Fund Institutional Class(a)	6,814,405
1,796,382	Great-West Large Cap Growth Fund Institutional Class(a)	22,652,378
796,515	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,786,304
Shares		Fair Value
Equity Mutual Funds — (continued)
2,677,030	Great-West Mid Cap Value Fund Institutional Class(a)	$ 26,689,987
2,452,810	Great-West Putnam Equity Income Fund Institutional Class(a)	26,220,544
4,159,984	Great-West Real Estate Index Fund Institutional Class(a)	37,564,651
380,354	Great-West Small Cap Growth Fund Institutional Class(a)	5,450,469
2,923,516	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	26,194,701
1,125,503	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,793,572

TOTAL EQUITY MUTUAL FUNDS — 30.00% (Cost $212,230,339)		$224,413,878
Account Balance
FIXED INTEREST CONTRACT
168,470,344 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	168,470,344

TOTAL FIXED INTEREST CONTRACT — 22.53% (Cost $168,470,344)		$168,470,344
TOTAL INVESTMENTS — 100.04% (Cost $744,459,439)		$748,271,800
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (287,364)
TOTAL NET ASSETS — 100.00%		$747,984,436

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,286,862	Great-West Core Bond Fund Institutional Class(a)	$ 21,633,717
3,324,791	Great-West Global Bond Fund Institutional Class(a)	29,623,891
1,494,669	Great-West Inflation-Protected Securities Fund Institutional Class(a)	14,737,437
3,126,028	Great-West Multi-Sector Bond Fund Institutional Class(a)	29,697,261
1,694,573	Great-West Putnam High Yield Bond Institutional Class(a)	16,200,121
162,720	Great-West Short Duration Bond Fund Institutional Class(a)	1,586,521
2,343,861	Great-West U.S. Government Securities Fund Institutional Class(a)	21,633,834

TOTAL BOND MUTUAL FUNDS — 33.03% (Cost $137,507,661)		$135,112,782
EQUITY MUTUAL FUNDS
1,312,536	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,419,065
1,145,394	Great-West International Growth Fund Institutional Class(a)	11,362,310
2,364,869	Great-West International Value Fund Institutional Class(a)	26,202,755
575,959	Great-West Invesco Small Cap Value Fund Institutional Class(a)	6,036,047
1,590,443	Great-West Large Cap Growth Fund Institutional Class(a)	20,055,483
708,076	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,032,805
Shares		Fair Value
Equity Mutual Funds — (continued)
2,371,447	Great-West Mid Cap Value Fund Institutional Class(a)	$ 23,643,326
2,174,632	Great-West Putnam Equity Income Fund Institutional Class(a)	23,246,815
2,039,933	Great-West Real Estate Index Fund Institutional Class(a)	18,420,592
336,869	Great-West Small Cap Growth Fund Institutional Class(a)	4,827,328
2,594,349	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	23,245,370
997,154	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,562,709

TOTAL EQUITY MUTUAL FUNDS — 44.99% (Cost $173,963,009)		$184,054,605
Account Balance
FIXED INTEREST CONTRACT
90,082,646 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	90,082,646

TOTAL FIXED INTEREST CONTRACT — 22.02% (Cost $90,082,646)		$ 90,082,646
TOTAL INVESTMENTS — 100.04% (Cost $401,553,316)		$409,250,033
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (158,694)
TOTAL NET ASSETS — 100.00%		$409,091,339

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,453,348	Great-West Core Bond Fund Institutional Class(a)	$ 61,048,677
9,372,564	Great-West Global Bond Fund Institutional Class(a)	83,509,544
4,209,465	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,505,328
8,805,973	Great-West Multi-Sector Bond Fund Institutional Class(a)	83,656,743
4,773,902	Great-West Putnam High Yield Bond Institutional Class(a)	45,638,500
445,049	Great-West Short Duration Bond Fund Institutional Class(a)	4,339,225
6,614,998	Great-West U.S. Government Securities Fund Institutional Class(a)	61,056,431

TOTAL BOND MUTUAL FUNDS — 24.03% (Cost $391,775,355)		$ 380,754,448
EQUITY MUTUAL FUNDS
7,040,965	Great-West Emerging Markets Equity Fund Institutional Class(a)	61,256,393
6,132,582	Great-West International Growth Fund Institutional Class(a)	60,835,216
12,664,555	Great-West International Value Fund Institutional Class(a)	140,323,270
3,087,328	Great-West Invesco Small Cap Value Fund Institutional Class(a)	32,355,196
8,537,535	Great-West Large Cap Growth Fund Institutional Class(a)	107,658,313
3,779,447	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	32,200,891
Shares		Fair Value
Equity Mutual Funds — (continued)
12,706,139	Great-West Mid Cap Value Fund Institutional Class(a)	$ 126,680,201
11,638,710	Great-West Putnam Equity Income Fund Institutional Class(a)	124,417,812
7,040,541	Great-West Real Estate Index Fund Institutional Class(a)	63,576,086
1,806,442	Great-West Small Cap Growth Fund Institutional Class(a)	25,886,308
13,853,911	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	124,131,044
5,340,915	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	51,219,377

TOTAL EQUITY MUTUAL FUNDS — 59.98% (Cost $894,386,003)		$ 950,540,107
Account Balance
FIXED INTEREST CONTRACT
253,827,409 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	253,827,409

TOTAL FIXED INTEREST CONTRACT — 16.02% (Cost $253,827,409)		$ 253,827,409
TOTAL INVESTMENTS — 100.03% (Cost $1,539,988,767)		$1,585,121,964
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (548,473)
TOTAL NET ASSETS — 100.00%		$1,584,573,491

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,857,024	Great-West Core Bond Fund Institutional Class(a)	$ 17,567,451
2,699,746	Great-West Global Bond Fund Institutional Class(a)	24,054,738
1,212,338	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,953,653
2,536,427	Great-West Multi-Sector Bond Fund Institutional Class(a)	24,096,054
1,375,016	Great-West Putnam High Yield Bond Institutional Class(a)	13,145,152
1,387,403	Great-West Short Duration Bond Fund Institutional Class(a)	13,527,180
1,903,467	Great-West U.S. Government Securities Fund Institutional Class(a)	17,569,001

TOTAL BOND MUTUAL FUNDS — 18.07% (Cost $124,396,202)		$121,913,229
EQUITY MUTUAL FUNDS
3,722,098	Great-West Emerging Markets Equity Fund Institutional Class(a)	32,382,257
3,241,061	Great-West International Growth Fund Institutional Class(a)	32,151,320
6,689,139	Great-West International Value Fund Institutional Class(a)	74,115,663
1,632,970	Great-West Invesco Small Cap Value Fund Institutional Class(a)	17,113,523
4,515,182	Great-West Large Cap Growth Fund Institutional Class(a)	56,936,442
1,992,219	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,973,707
Shares		Fair Value
Equity Mutual Funds — (continued)
6,714,312	Great-West Mid Cap Value Fund Institutional Class(a)	$ 66,941,688
6,150,566	Great-West Putnam Equity Income Fund Institutional Class(a)	65,749,547
2,621,833	Great-West Real Estate Index Fund Institutional Class(a)	23,675,153
955,145	Great-West Small Cap Growth Fund Institutional Class(a)	13,687,235
7,321,765	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	65,603,015
2,823,426	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,076,652

TOTAL EQUITY MUTUAL FUNDS — 72.96% (Cost $459,738,838)		$492,406,202
Account Balance
FIXED INTEREST CONTRACT
60,823,136 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	60,823,136

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $60,823,136)		$ 60,823,136
TOTAL INVESTMENTS — 100.04% (Cost $644,958,176)		$675,142,567
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (241,120)
TOTAL NET ASSETS — 100.00%		$674,901,447

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,716,610	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 49,734,511
4,990,908	Great-West International Growth Fund Institutional Class(a)	49,509,804
10,310,010	Great-West International Value Fund Institutional Class(a)	114,234,914
2,509,894	Great-West Invesco Small Cap Value Fund Institutional Class(a)	26,303,686
6,931,541	Great-West Large Cap Growth Fund Institutional Class(a)	87,406,736
3,080,610	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,246,795
10,330,279	Great-West Mid Cap Value Fund Institutional Class(a)	102,992,879
9,470,214	Great-West Putnam Equity Income Fund Institutional Class(a)	101,236,593
2,471,310	Great-West Real Estate Index Fund Institutional Class(a)	22,315,927
Shares		Fair Value
Equity Mutual Funds — (continued)
1,468,374	Great-West Small Cap Growth Fund Institutional Class(a)	$ 21,041,792
11,292,465	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	101,180,486
4,344,128	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,660,192

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $698,784,628)		$743,864,315
TOTAL INVESTMENTS — 100.03% (Cost $698,784,628)		$743,864,315
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (254,059)
TOTAL NET ASSETS — 100.00%		$743,610,256

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 28, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,321,562	$ 57,401,632	$ 7,864,205	$13,126,394	$ (160,453)	$(1,797,471)	$ 1,297,494	$ 50,341,972	6.73%
Great-West Global Bond Fund Institutional Class	7,735,918	70,849,839	12,158,225	13,407,007	(1,418,699)	(674,029)	1,472,017	68,927,028	9.21
Great-West Inflation-Protected Securities Fund Institutional Class	3,475,792	-	37,989,410	3,276,436	(28,262)	(441,662)	396,690	34,271,312	4.58
Great-West Multi-Sector Bond Fund Institutional Class	7,272,513	74,908,952	9,148,172	14,715,289	(989,116)	(252,960)	1,524,703	69,088,875	9.24
Great-West Putnam High Yield Bond Institutional Class	3,943,434	38,302,249	5,033,053	5,247,755	(91,371)	(388,315)	1,074,047	37,699,232	5.04
Great-West Short Duration Bond Fund Institutional Class	4,586,110	46,979,224	5,821,199	7,800,944	(208,155)	(284,903)	857,332	44,714,576	5.98
Great-West U.S. Government Securities Fund Institutional Class	5,454,451	57,374,750	7,668,231	13,576,140	(506,422)	(1,122,258)	1,054,208	50,344,583	6.73
					(3,402,478)	(4,961,598)	7,676,491	355,387,578	47.51
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,481,072	-	16,797,897	2,366,939	(148,678)	(1,545,630)	42,132	12,885,328	1.72
Great-West International Growth Fund Institutional Class	1,291,668	14,413,816	2,836,347	4,037,938	388,873	(398,880)	48,987	12,813,345	1.71
Great-West International Value Fund Institutional Class	2,666,804	35,890,051	6,530,215	9,871,947	2,144,745	(3,000,125)	240,411	29,548,194	3.95
Great-West Invesco Small Cap Value Fund Institutional Class	650,229	4,880,905	3,063,075	1,257,455	282,757	127,880	45,211	6,814,405	0.91
Great-West Large Cap Growth Fund Institutional Class	1,796,382	22,614,342	3,795,060	6,707,770	727,870	2,950,746	302,111	22,652,378	3.03
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	796,515	4,893,174	3,177,421	1,298,954	56,868	14,663	134,317	6,786,304	0.91
Great-West Mid Cap Value Fund Institutional Class	2,677,030	30,655,026	4,903,611	8,633,116	563,853	(235,534)	665,762	26,689,987	3.57
Great-West Putnam Equity Income Fund Institutional Class	2,452,810	28,342,774	4,291,444	7,438,084	475,166	1,024,410	303,393	26,220,544	3.51
Great-West Real Estate Index Fund Institutional Class	4,159,984	36,676,835	9,144,415	9,652,429	(910,121)	1,395,830	579,277	37,564,651	5.02
Great-West Small Cap Growth Fund Institutional Class	380,354	3,945,275	2,360,125	1,271,559	689,027	416,628	29,431	5,450,469	0.73
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,923,516	28,282,517	5,228,293	7,808,158	(267,758)	492,049	848,903	26,194,701	3.50
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,125,503	8,751,659	3,428,991	2,539,998	(65,868)	1,152,920	178,653	10,793,572	1.44
					3,936,734	2,394,957	3,418,588	224,413,878	30.00

September 28, 2018

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	168,470,344	$163,928,872	$18,782,156	$16,086,359	$ -	$ -	$ 1,845,675	$168,470,344	22.53%
					0	0	1,845,675	168,470,344	22.53
				Total	$ 534,256	$(2,566,641)	$12,940,754	$748,271,800	100.04%
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,286,862	$24,171,271	$ 4,877,343	$ 6,720,112	$ (154,350)	$ (694,785)	$ 563,864	$ 21,633,717	5.29%
Great-West Global Bond Fund Institutional Class	3,324,791	29,797,568	7,187,588	6,848,197	(440,624)	(513,068)	653,720	29,623,891	7.24
Great-West Inflation-Protected Securities Fund Institutional Class	1,494,669	-	17,185,928	2,266,106	(23,240)	(182,385)	175,895	14,737,437	3.60
Great-West Multi-Sector Bond Fund Institutional Class	3,126,028	31,513,761	6,000,449	7,562,963	(310,554)	(253,986)	676,300	29,697,261	7.26
Great-West Putnam High Yield Bond Institutional Class	1,694,573	16,132,665	3,258,110	3,039,531	(74,462)	(151,123)	475,799	16,200,121	3.96
Great-West Short Duration Bond Fund Institutional Class	162,720	2,963,914	332,162	1,710,381	(18,608)	826	30,812	1,586,521	0.39
Great-West U.S. Government Securities Fund Institutional Class	2,343,861	24,163,832	4,830,880	7,016,503	(358,879)	(344,375)	458,648	21,633,834	5.29
					(1,380,717)	(2,138,896)	3,035,038	135,112,782	33.03
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,312,536	-	14,796,981	2,008,208	(171,809)	(1,369,708)	38,499	11,419,065	2.79
Great-West International Growth Fund Institutional Class	1,145,394	12,450,783	2,677,656	3,235,512	498,875	(530,617)	43,380	11,362,310	2.78
Great-West International Value Fund Institutional Class	2,364,869	31,122,167	6,343,244	8,612,693	1,830,789	(2,649,963)	213,352	26,202,755	6.41
Great-West Invesco Small Cap Value Fund Institutional Class	575,959	4,189,911	2,728,508	1,001,080	235,910	118,708	40,838	6,036,047	1.48
Great-West Large Cap Growth Fund Institutional Class	1,590,443	19,563,996	2,954,523	4,955,347	727,672	2,492,311	269,293	20,055,483	4.90
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	708,076	4,196,686	2,816,336	980,340	50,478	123	119,606	6,032,805	1.47
Great-West Mid Cap Value Fund Institutional Class	2,371,447	26,444,335	4,611,507	7,006,897	643,209	(405,619)	594,681	23,643,326	5.78
Great-West Putnam Equity Income Fund Institutional Class	2,174,632	24,517,004	3,856,101	5,944,103	457,509	817,813	274,027	23,246,815	5.68
Great-West Real Estate Index Fund Institutional Class	2,039,933	17,692,361	5,143,965	5,151,478	(465,539)	735,744	293,962	18,420,592	4.50
Great-West Small Cap Growth Fund Institutional Class	336,869	3,389,978	2,001,350	993,178	543,841	429,178	26,102	4,827,328	1.18

September 28, 2018

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,594,349	$24,505,313	$ 4,929,641	$ 6,352,318	$ (15,273)	$ 162,734	$ 762,977	$ 23,245,370	5.68%
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	997,154	7,559,913	2,993,922	1,939,308	(5,745)	948,182	158,635	9,562,709	2.34
					4,329,917	748,886	2,835,352	184,054,605	44.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	90,082,646	85,761,781	16,664,764	13,335,078	-	-	991,179	90,082,646	22.02
					0	0	991,179	90,082,646	22.02
				Total	$ 2,949,200	$(1,390,010)	$6,861,569	$409,250,033	100.04%
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,453,348	$ 71,241,338	$10,259,731	$18,339,685	$ (324,643)	$ (2,112,707)	$ 1,592,666	$ 61,048,677	3.85%
Great-West Global Bond Fund Institutional Class	9,372,564	88,263,842	16,105,092	20,994,000	(2,730,100)	134,610	1,829,179	83,509,544	5.27
Great-West Inflation-Protected Securities Fund Institutional Class	4,209,465	-	48,054,040	6,018,955	(60,837)	(529,757)	493,231	41,505,328	2.62
Great-West Multi-Sector Bond Fund Institutional Class	8,805,973	92,768,079	12,727,222	21,972,212	(1,722,532)	133,654	1,894,494	83,656,743	5.28
Great-West Putnam High Yield Bond Institutional Class	4,773,902	47,487,845	7,023,433	8,533,472	(297,573)	(339,306)	1,332,680	45,638,500	2.88
Great-West Short Duration Bond Fund Institutional Class	445,049	8,705,283	682,804	5,056,112	(56,874)	7,250	84,463	4,339,225	0.28
Great-West U.S. Government Securities Fund Institutional Class	6,614,998	71,234,615	10,062,574	19,003,858	(789,067)	(1,236,900)	1,297,719	61,056,431	3.85
					(5,981,626)	(3,943,156)	8,524,432	380,754,448	24.03
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,040,965	-	76,853,656	7,922,782	(594,771)	(7,674,481)	204,410	61,256,393	3.87
Great-West International Growth Fund Institutional Class	6,132,582	69,682,925	10,401,200	18,286,696	810,233	(962,213)	231,357	60,835,216	3.84
Great-West International Value Fund Institutional Class	12,664,555	174,000,850	25,498,687	40,862,747	13,952,448	(18,313,520)	1,136,387	140,323,270	8.86
Great-West Invesco Small Cap Value Fund Institutional Class	3,087,328	23,692,069	13,327,600	6,497,234	68,469	1,832,761	217,497	32,355,196	2.04
Great-West Large Cap Growth Fund Institutional Class	8,537,535	110,008,064	11,548,183	26,416,073	4,967,068	12,518,139	1,446,282	107,658,313	6.79
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,779,447	23,784,599	13,469,136	6,174,029	(857,388)	1,121,185	638,643	32,200,891	2.03

September 28, 2018

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	12,706,139	$148,574,621	$18,510,564	$41,655,276	$ 15,973	$ 1,250,292	$ 3,172,653	$ 126,680,201	8.00%
Great-West Putnam Equity Income Fund Institutional Class	11,638,710	137,583,044	16,328,325	34,413,420	1,988,030	4,919,863	1,460,282	124,417,812	7.85
Great-West Real Estate Index Fund Institutional Class	7,040,541	63,377,090	13,766,379	16,145,384	(1,872,587)	2,578,001	1,008,188	63,576,086	4.01
Great-West Small Cap Growth Fund Institutional Class	1,806,442	18,962,522	9,754,819	6,047,877	2,038,001	3,216,844	141,058	25,886,308	1.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	13,853,911	137,730,264	20,169,425	38,513,608	(3,894,528)	4,744,963	4,065,499	124,131,044	7.83
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,340,915	42,469,194	14,488,753	11,209,663	(328,534)	5,471,093	849,981	51,219,377	3.23
					16,292,414	10,702,927	14,572,237	950,540,107	59.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	253,827,409	253,318,393	35,940,299	38,252,322	-	-	2,821,039	253,827,409	16.02
					0	0	2,821,039	253,827,409	16.02
				Total	$10,310,788	$ 6,759,771	$25,917,708	$1,585,121,964	100.03%
Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,857,024	$ 22,650,539	$ 3,059,735	$ 7,592,492	$ (213,342)	$ (550,331)	$ 487,652	$ 17,567,451	2.60%
Great-West Global Bond Fund Institutional Class	2,699,746	28,078,001	4,554,842	8,726,787	(991,621)	148,682	582,056	24,054,738	3.57
Great-West Inflation-Protected Securities Fund Institutional Class	1,212,338	-	15,179,325	3,072,923	(31,409)	(152,749)	157,091	11,953,653	1.77
Great-West Multi-Sector Bond Fund Institutional Class	2,536,427	29,505,516	3,678,556	9,220,326	(663,017)	132,308	601,495	24,096,054	3.57
Great-West Putnam High Yield Bond Institutional Class	1,375,016	15,125,275	1,981,186	3,870,745	(135,010)	(90,564)	421,215	13,145,152	1.95
Great-West Short Duration Bond Fund Institutional Class	1,387,403	16,242,291	2,081,266	4,714,819	(90,737)	(81,558)	282,250	13,527,180	2.01
Great-West U.S. Government Securities Fund Institutional Class	1,903,467	22,650,540	3,053,951	7,911,848	(404,956)	(223,642)	401,512	17,569,001	2.60
					(2,530,092)	(817,854)	2,933,271	121,913,229	18.07
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,722,098	-	44,326,724	7,872,954	(722,406)	(4,071,513)	119,380	32,382,257	4.80
Great-West International Growth Fund Institutional Class	3,241,061	40,684,102	5,288,438	12,871,439	876,325	(949,781)	122,885	32,151,320	4.76

September 28, 2018

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	6,689,139	$101,629,017	$12,715,746	$29,374,339	$ 8,174,854	$(10,854,761)	$ 604,339	$ 74,115,663	10.98%
Great-West Invesco Small Cap Value Fund Institutional Class	1,632,970	13,822,605	7,257,286	4,785,198	261,110	818,830	122,523	17,113,523	2.54
Great-West Large Cap Growth Fund Institutional Class	4,515,182	64,266,497	5,871,935	20,157,197	2,844,044	6,955,207	777,276	56,936,442	8.44
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,992,219	13,836,480	7,362,322	4,890,171	(517,622)	665,076	343,356	16,973,707	2.51
Great-West Mid Cap Value Fund Institutional Class	6,714,312	86,532,730	8,178,232	28,218,674	195,114	449,400	1,724,145	66,941,688	9.92
Great-West Putnam Equity Income Fund Institutional Class	6,150,566	80,283,254	6,679,534	22,682,364	2,161,640	1,469,123	821,815	65,749,547	9.74
Great-West Real Estate Index Fund Institutional Class	2,621,833	26,098,548	5,174,365	8,614,983	(752,601)	1,017,223	415,935	23,675,153	3.51
Great-West Small Cap Growth Fund Institutional Class	955,145	11,080,516	5,571,192	4,219,534	1,733,383	1,255,061	74,409	13,687,235	2.03
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,321,765	80,289,878	9,112,908	26,170,598	(2,048,143)	2,370,827	2,254,206	65,603,015	9.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,823,426	24,704,037	7,966,226	8,629,213	(175,686)	3,035,602	451,489	27,076,652	4.01
					12,030,012	2,160,294	7,831,758	492,406,202	72.96
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	60,823,136	67,034,477	8,478,353	15,416,650	-	-	726,956	60,823,136	9.01
					0	0	726,956	60,823,136	9.01
				Total	$ 9,499,920	$ 1,342,440	$11,491,985	$675,142,567	100.04%
Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	5,716,610	$ -	$65,982,174	$ 9,863,770	$ (759,202)	$ (6,383,893)	$ 173,930	$ 49,734,511	6.69%
Great-West International Growth Fund Institutional Class	4,990,908	61,551,764	7,376,085	18,556,071	678,810	(861,974)	189,825	49,509,804	6.66
Great-West International Value Fund Institutional Class	10,310,010	153,779,562	18,227,368	41,479,511	12,334,325	(16,292,505)	933,024	114,234,914	15.36
Great-West Invesco Small Cap Value Fund Institutional Class	2,509,894	20,853,719	11,280,387	7,498,992	(80,264)	1,668,572	182,466	26,303,686	3.54
Great-West Large Cap Growth Fund Institutional Class	6,931,541	96,908,798	8,718,821	28,215,519	4,779,089	9,994,636	1,188,402	87,406,736	11.75
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,080,610	20,889,259	11,328,182	7,320,665	(1,155,434)	1,350,019	526,547	26,246,795	3.53
Great-West Mid Cap Value Fund Institutional Class	10,330,279	130,889,524	12,979,730	42,133,506	(346,728)	1,257,131	2,629,060	102,992,879	13.85

September 28, 2018

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	9,470,214	$121,461,235	$11,199,298	$35,166,129	$ 1,868,007	$ 3,742,189	$ 1,226,046	$101,236,593	13.61%
Great-West Real Estate Index Fund Institutional Class	2,471,310	24,242,941	5,412,311	8,571,728	(1,076,355)	1,232,403	372,151	22,315,927	3.00
Great-West Small Cap Growth Fund Institutional Class	1,468,374	16,745,468	8,455,509	6,432,559	2,172,669	2,273,374	114,701	21,041,792	2.83
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,292,465	121,481,545	14,498,944	39,546,334	(4,196,450)	4,746,331	3,394,548	101,180,486	13.61
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,344,128	37,409,405	12,183,433	12,523,265	(258,888)	4,590,619	696,834	41,660,192	5.60
					13,959,579	7,316,902	11,627,534	743,864,315	100.03
				Total	$13,959,579	$ 7,316,902	$11,627,534	$743,864,315	100.03%

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,138,611	Great-West Bond Index Fund Institutional Class(a)	$29,471,561

TOTAL BOND MUTUAL FUNDS — 35.93% (Cost $30,804,244)		$29,471,561
EQUITY MUTUAL FUNDS
1,148,282	Great-West International Index Fund Institutional Class(a)	11,850,273
1,480,684	Great-West S&P 500® Index Fund Institutional Class(a)	17,827,434
726,190	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,632,260
431,861	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,638,187
334,517	Northern Emerging Markets Equity Index Fund	3,957,329

TOTAL EQUITY MUTUAL FUNDS — 55.97% (Cost $38,512,167)		$45,905,483
Account Balance		Fair Value
FIXED INTEREST CONTRACT
6,673,061 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 6,673,061

TOTAL FIXED INTEREST CONTRACT — 8.14% (Cost $6,673,061)		$ 6,673,061
TOTAL INVESTMENTS — 100.04% (Cost $75,989,472)		$82,050,105
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,628)
TOTAL NET ASSETS — 100.00%		$82,018,477

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,035,020	Great-West Bond Index Fund Institutional Class(a)	$19,108,835

TOTAL BOND MUTUAL FUNDS — 35.92% (Cost $20,081,243)		$19,108,835
EQUITY MUTUAL FUNDS
744,962	Great-West International Index Fund Institutional Class(a)	7,688,011
960,429	Great-West S&P 500® Index Fund Institutional Class(a)	11,563,561
471,254	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,952,878
280,323	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,010,671
217,031	Northern Emerging Markets Equity Index Fund	2,567,483

TOTAL EQUITY MUTUAL FUNDS — 55.98% (Cost $25,948,837)		$29,782,604
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,327,062 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,327,062

TOTAL FIXED INTEREST CONTRACT — 8.14% (Cost $4,327,062)		$ 4,327,062
TOTAL INVESTMENTS — 100.04% (Cost $50,357,142)		$53,218,501
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,809)
TOTAL NET ASSETS — 100.00%		$53,199,692

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,533,141	Great-West Bond Index Fund Institutional Class(a)	$23,786,195

TOTAL BOND MUTUAL FUNDS — 35.92% (Cost $24,753,375)		$23,786,195
EQUITY MUTUAL FUNDS
927,390	Great-West International Index Fund Institutional Class(a)	9,570,665
1,195,475	Great-West S&P 500® Index Fund Institutional Class(a)	14,393,518
586,612	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,165,291
348,948	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,747,706
269,974	Northern Emerging Markets Equity Index Fund	3,193,793

TOTAL EQUITY MUTUAL FUNDS — 55.98% (Cost $32,922,520)		$37,070,973
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,386,308 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,386,308

TOTAL FIXED INTEREST CONTRACT — 8.14% (Cost $5,386,308)		$ 5,386,308
TOTAL INVESTMENTS — 100.04% (Cost $63,062,203)		$66,243,476
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,245)
TOTAL NET ASSETS — 100.00%		$66,218,231

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,756,684	Great-West Bond Index Fund Institutional Class(a)	$25,885,263

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $27,074,763)		$25,885,263
EQUITY MUTUAL FUNDS
1,186,226	Great-West International Index Fund Institutional Class(a)	12,241,852
1,503,013	Great-West S&P 500® Index Fund Institutional Class(a)	18,096,274
736,652	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,742,209
452,281	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,857,503
354,897	Northern Emerging Markets Equity Index Fund	4,198,434

TOTAL EQUITY MUTUAL FUNDS — 60.17% (Cost $41,357,700)		$47,136,272
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,344,217 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,344,217

TOTAL FIXED INTEREST CONTRACT — 6.82% (Cost $5,344,217)		$ 5,344,217
TOTAL INVESTMENTS — 100.03% (Cost $73,776,680)		$78,365,752
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (27,015)
TOTAL NET ASSETS — 100.00%		$78,338,737

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,371,131	Great-West Bond Index Fund Institutional Class(a)	$12,874,919

TOTAL BOND MUTUAL FUNDS — 23.85% (Cost $13,410,262)		$12,874,919
EQUITY MUTUAL FUNDS
1,000,562	Great-West International Index Fund Institutional Class(a)	10,325,805
1,207,494	Great-West S&P 500® Index Fund Institutional Class(a)	14,538,230
592,977	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,232,191
394,227	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,233,994
313,169	Northern Emerging Markets Equity Index Fund	3,704,784

TOTAL EQUITY MUTUAL FUNDS — 72.31% (Cost $34,470,549)		$39,035,004
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,095,413 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,095,413

TOTAL FIXED INTEREST CONTRACT — 3.88% (Cost $2,095,413)		$ 2,095,413
TOTAL INVESTMENTS — 100.04% (Cost $49,976,224)		$54,005,336
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,818)
TOTAL NET ASSETS — 100.00%		$53,985,518

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,013,951	Great-West Bond Index Fund Institutional Class(a)	$ 9,521,002

TOTAL BOND MUTUAL FUNDS — 15.51% (Cost $9,920,906)		$ 9,521,002
EQUITY MUTUAL FUNDS
1,320,443	Great-West International Index Fund Institutional Class(a)	13,626,974
1,522,403	Great-West S&P 500® Index Fund Institutional Class(a)	18,329,726
747,246	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,853,556
535,864	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,755,178
434,833	Northern Emerging Markets Equity Index Fund	5,144,076

TOTAL EQUITY MUTUAL FUNDS — 82.63% (Cost $44,860,250)		$50,709,510
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,160,057 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,160,057

TOTAL FIXED INTEREST CONTRACT — 1.89% (Cost $1,160,057)		$ 1,160,057
TOTAL INVESTMENTS — 100.03% (Cost $55,941,213)		$61,390,569
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (21,285)
TOTAL NET ASSETS — 100.00%		$61,369,284

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
311,640	Great-West Bond Index Fund Institutional Class(a)	$ 2,926,299

TOTAL BOND MUTUAL FUNDS — 10.30% (Cost $3,043,000)		$ 2,926,299
EQUITY MUTUAL FUNDS
667,964	Great-West International Index Fund Institutional Class(a)	6,893,384
735,517	Great-West S&P 500® Index Fund Institutional Class(a)	8,855,623
361,224	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,796,465
278,024	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,985,975
231,016	Northern Emerging Markets Equity Index Fund	2,732,924

TOTAL EQUITY MUTUAL FUNDS — 88.87% (Cost $22,551,490)		$25,264,371
Account Balance		Fair Value
FIXED INTEREST CONTRACT
247,413 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 247,413

TOTAL FIXED INTEREST CONTRACT — 0.87% (Cost $247,413)		$ 247,413
TOTAL INVESTMENTS — 100.04% (Cost $25,841,903)		$28,438,083
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (10,630)
TOTAL NET ASSETS — 100.00%		$28,427,453

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
174,559	Great-West Bond Index Fund Institutional Class(a)	$ 1,639,103

TOTAL BOND MUTUAL FUNDS — 8.45% (Cost $1,705,911)		$ 1,639,103
EQUITY MUTUAL FUNDS
473,022	Great-West International Index Fund Institutional Class(a)	4,881,587
498,085	Great-West S&P 500® Index Fund Institutional Class(a)	5,996,947
244,607	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,570,824
201,639	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,165,604
171,944	Northern Emerging Markets Equity Index Fund	2,034,093

TOTAL EQUITY MUTUAL FUNDS — 91.05% (Cost $15,790,395)		$17,649,055
Account Balance		Fair Value
FIXED INTEREST CONTRACT
102,767 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 102,767

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $102,767)		$ 102,767
TOTAL INVESTMENTS — 100.03% (Cost $17,599,073)		$19,390,925
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (6,720)
TOTAL NET ASSETS — 100.00%		$19,384,205

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
73,720	Great-West Bond Index Fund Institutional Class(a)	$ 692,234

TOTAL BOND MUTUAL FUNDS — 7.80% (Cost $715,142)		$ 692,234
EQUITY MUTUAL FUNDS
221,005	Great-West International Index Fund Institutional Class(a)	2,280,765
222,529	Great-West S&P 500® Index Fund Institutional Class(a)	2,679,248
109,263	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,148,356
96,263	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,033,866
84,247	Northern Emerging Markets Equity Index Fund	996,646

TOTAL EQUITY MUTUAL FUNDS — 91.75% (Cost $7,501,056)		$8,138,881
Account Balance		Fair Value
FIXED INTEREST CONTRACT
43,486 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 43,486

TOTAL FIXED INTEREST CONTRACT — 0.49% (Cost $43,486)		$ 43,486
TOTAL INVESTMENTS — 100.04% (Cost $8,259,684)		$8,874,601
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,221)
TOTAL NET ASSETS — 100.00%		$8,871,380

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 28, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended September 28, 2018, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,138,611	$38,014,748	$3,142,837	$10,848,171	$ (395,162)	$ (837,853)	$ 616,856	$29,471,561	35.93%
					(395,162)	(837,853)	616,856	29,471,561	35.93
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,148,282	14,668,229	1,480,547	3,682,273	583,895	(616,230)	9,577	11,850,273	14.45
Great-West S&P 500® Index Fund Institutional Class	1,480,684	21,903,834	1,551,083	5,917,669	1,303,579	290,186	436,226	17,827,434	21.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	726,190	9,405,274	772,932	2,570,869	432,654	24,923	173,584	7,632,260	9.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	431,861	5,713,313	566,105	1,641,554	562,868	323	137,442	4,638,187	5.65
					2,882,996	(300,798)	756,829	41,948,154	51.15
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,673,061	6,629,191	1,756,776	1,776,794	-	-	63,888	6,673,061	8.14
					0	0	63,888	6,673,061	8.14
				Total	$2,487,834	$(1,138,651)	$1,437,573	$78,092,776	95.22%
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,035,020	$30,368,587	$2,035,671	$13,051,439	$ (603,834)	$(243,984)	$395,477	$19,108,835	35.92%
					(603,834)	(243,984)	395,477	19,108,835	35.92
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	744,962	11,717,664	1,054,379	4,735,218	458,499	(348,814)	6,144	7,688,011	14.45
Great-West S&P 500® Index Fund Institutional Class	960,429	17,560,933	1,081,188	7,106,114	1,181,336	27,554	280,211	11,563,561	21.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	471,254	7,530,532	542,374	3,364,108	118,669	244,080	111,555	4,952,878	9.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	280,323	4,576,572	366,853	2,075,831	262,246	143,077	88,203	3,010,671	5.66
					2,020,750	65,897	486,113	27,215,121	51.16
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,327,062	5,306,862	1,120,862	2,142,376	-	-	41,714	4,327,062	8.14
					0	0	41,714	4,327,062	8.14
				Total	$1,416,916	$(178,087)	$923,304	$50,651,018	95.22%

September 28, 2018

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,533,141	$30,851,587	$4,909,949	$11,394,099	$ (408,134)	$(581,242)	$ 500,322	$23,786,195	35.92%
					(408,134)	(581,242)	500,322	23,786,195	35.92
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	927,390	11,901,800	2,139,314	4,067,024	397,071	(403,425)	7,689	9,570,665	14.45
Great-West S&P 500® Index Fund Institutional Class	1,195,475	17,839,504	2,605,245	6,039,991	1,333,597	(11,240)	354,567	14,393,518	21.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	586,612	7,648,561	1,146,801	2,755,688	259,073	125,617	140,185	6,165,291	9.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	348,948	4,646,617	740,704	1,764,487	343,248	124,872	110,482	3,747,706	5.66
					2,332,989	(164,176)	612,923	33,877,180	51.16
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,386,308	5,396,122	1,841,803	1,903,323	-	-	51,706	5,386,308	8.14
					0	0	51,706	5,386,308	8.14
				Total	$1,924,855	$(745,418)	$1,164,951	$63,049,683	95.22%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,756,684	$36,622,532	$4,189,672	$14,508,168	$ (613,162)	$(418,773)	$ 493,562	$25,885,263	33.04%
					(613,162)	(418,773)	493,562	25,885,263	33.04
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,186,226	18,438,500	2,195,835	7,786,225	825,170	(606,258)	10,109	12,241,852	15.63
Great-West S&P 500® Index Fund Institutional Class	1,503,013	26,733,871	1,840,636	10,580,414	1,780,905	102,181	439,049	18,096,274	23.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	736,652	11,514,092	933,467	5,140,782	127,414	435,432	175,685	7,742,209	9.88
Great-West S&P Small Cap 600® Index Fund Institutional Class	452,281	7,344,101	622,889	3,477,735	279,014	368,248	146,413	4,857,503	6.20
					3,012,503	299,603	771,256	42,937,838	54.81
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,344,217	5,445,424	1,994,496	2,138,724	-	-	43,021	5,344,217	6.82
					0	0	43,021	5,344,217	6.82
				Total	$2,399,341	$(119,170)	$1,307,839	$74,167,318	94.67%

September 28, 2018

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,371,131	$16,082,355	$2,921,596	$5,814,680	$ (183,946)	$(314,352)	$250,149	$12,874,919	23.85%
					(183,946)	(314,352)	250,149	12,874,919	23.85
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,000,562	13,835,141	2,029,571	5,144,362	445,108	(394,545)	8,427	10,325,805	19.13
Great-West S&P 500® Index Fund Institutional Class	1,207,494	19,236,014	1,672,047	6,322,302	1,409,066	(47,529)	354,981	14,538,230	26.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	592,977	8,254,925	845,472	3,082,829	185,724	214,623	141,434	6,232,191	11.55
Great-West S&P Small Cap 600® Index Fund Institutional Class	394,227	5,696,266	624,717	2,316,137	308,200	229,148	127,203	4,233,994	7.84
					2,348,098	1,697	632,045	35,330,220	65.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,095,413	1,752,676	975,886	648,902	-	-	15,753	2,095,413	3.88
					0	0	15,753	2,095,413	3.88
				Total	$2,164,152	$(312,655)	$897,947	$50,300,552	93.18%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,013,951	$12,964,277	$1,979,133	$5,270,450	$ (217,434)	$(151,958)	$178,986	$ 9,521,002	15.51%
					(217,434)	(151,958)	178,986	9,521,002	15.51
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,320,443	19,836,949	1,980,912	7,554,825	843,066	(636,062)	10,895	13,626,974	22.20
Great-West S&P 500® Index Fund Institutional Class	1,522,403	26,241,367	1,452,819	9,578,902	1,630,652	214,442	434,775	18,329,726	29.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	747,246	11,301,314	802,940	4,686,607	113,188	435,909	173,684	7,853,556	12.80
Great-West S&P Small Cap 600® Index Fund Institutional Class	535,864	8,393,353	643,697	3,856,688	167,714	574,816	168,484	5,755,178	9.38
					2,754,620	589,105	787,838	45,565,434	74.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,160,057	940,003	591,197	378,724	-	-	7,581	1,160,057	1.89
					0	0	7,581	1,160,057	1.89
				Total	$2,537,186	$ 437,147	$974,405	$56,246,493	91.65%

September 28, 2018

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	311,640	$ 3,356,665	$ 864,823	$1,227,825	$ (43,016)	$ (67,364)	$ 57,662	$ 2,926,299	10.30%
					(43,016)	(67,364)	57,662	2,926,299	10.30
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	667,964	8,088,146	1,474,241	2,436,895	208,942	(232,108)	5,470	6,893,384	24.25
Great-West S&P 500® Index Fund Institutional Class	735,517	10,240,666	1,295,720	2,799,932	640,565	119,169	211,522	8,855,623	31.15
Great-West S&P Mid Cap 400® Index Fund Institutional Class	361,224	4,396,108	686,641	1,418,661	87,434	132,377	84,194	3,796,465	13.36
Great-West S&P Small Cap 600® Index Fund Institutional Class	278,024	3,505,922	534,775	1,230,376	179,742	175,654	87,400	2,985,975	10.50
					1,116,683	195,092	388,586	22,531,447	79.26
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	247,413	131,838	164,984	50,747	-	-	1,338	247,413	0.87
					0	0	1,338	247,413	0.87
				Total	$1,073,667	$ 127,728	$447,586	$25,705,159	90.43%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	174,559	$2,066,379	$ 397,347	$ 790,581	$ (28,494)	$ (34,042)	$ 31,567	$ 1,639,103	8.45%
					(28,494)	(34,042)	31,567	1,639,103	8.45
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	473,022	6,070,948	1,067,900	2,060,258	235,318	(197,003)	3,826	4,881,587	25.18
Great-West S&P 500® Index Fund Institutional Class	498,085	7,327,923	842,710	2,273,062	449,393	99,375	138,629	5,996,947	30.94
Great-West S&P Mid Cap 400® Index Fund Institutional Class	244,607	3,159,505	450,036	1,148,533	51,108	109,816	55,389	2,570,824	13.26
Great-West S&P Small Cap 600® Index Fund Institutional Class	201,639	2,704,919	384,282	1,073,719	107,582	150,122	61,806	2,165,604	11.17
					843,401	162,310	259,650	15,614,962	80.55
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	102,767	54,862	68,336	20,934	-	-	502	102,767	0.53
					0	0	502	102,767	0.53
				Total	$814,907	$ 128,268	$291,719	$17,356,832	89.53%

September 28, 2018

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	73,720	$ 708,326	$266,603	$267,936	$ (9,563)	$ (14,759)	$ 13,364	$ 692,234	7.80%
					(9,563)	(14,759)	13,364	692,234	7.80
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	221,005	2,282,864	754,178	645,657	104,013	(110,620)	1,790	2,280,765	25.71
Great-West S&P 500® Index Fund Institutional Class	222,529	2,642,618	690,833	725,414	147,964	71,211	61,935	2,679,248	30.20
Great-West S&P Mid Cap 400® Index Fund Institutional Class	109,263	1,139,032	318,063	332,692	39,563	23,953	24,768	1,148,356	12.95
Great-West S&P Small Cap 600® Index Fund Institutional Class	96,263	1,043,544	277,627	341,614	60,526	54,309	29,521	1,033,866	11.65
					352,066	38,853	118,014	7,142,235	80.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	43,486	18,538	32,178	7,436	-	-	206	43,486	0.49
					0	0	206	43,486	0.49
				Total	$342,503	$ 24,094	$131,584	$7,877,955	88.80%

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,450,705	Great-West Bond Index Fund Institutional Class(a)	$285,932,116

TOTAL BOND MUTUAL FUNDS — 35.09% (Cost $298,260,644)		$285,932,116
EQUITY MUTUAL FUNDS
10,042,558	Great-West International Index Fund Institutional Class(a)	103,639,202
14,892,757	Great-West S&P 500® Index Fund Institutional Class(a)	179,308,797
9,897,672	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	104,024,528
6,722,715	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	72,201,964
2,489,516	Northern Emerging Markets Equity Index Fund	29,450,978

TOTAL EQUITY MUTUAL FUNDS — 59.95% (Cost $436,327,892)		$488,625,469
Account Balance		Fair Value
FIXED INTEREST CONTRACT
40,771,830 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 40,771,830

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $40,771,830)		$ 40,771,830
TOTAL INVESTMENTS — 100.04% (Cost $775,360,366)		$815,329,415
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (304,385)
TOTAL NET ASSETS — 100.00%		$815,025,030

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 28, 2018.
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 28, 2018, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.  There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 28, 2018

The following table is a summary of the transactions for each underlying investment during the period ended September 28, 2018, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 09/28/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/28/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	30,450,705	$245,748,667	$66,374,282	$17,416,794	$ (786,981)	$ (8,774,040)	$ 5,365,170	$285,932,116	35.09%
					(786,981)	(8,774,040)	5,365,170	285,932,116	35.09
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	10,042,558	77,157,395	35,743,456	7,586,328	756,138	(1,675,321)	81,736	103,639,202	12.72
Great-West S&P 500® Index Fund Institutional Class	14,892,757	181,821,368	34,515,216	42,858,905	8,480,759	5,831,119	4,137,747	179,308,797	22.00
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,897,672	76,914,220	30,924,691	7,527,275	352,978	3,712,893	2,256,472	104,024,528	12.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,722,715	62,897,569	12,935,142	10,022,611	894,434	6,391,864	2,057,948	72,201,964	8.86
					10,484,309	14,260,555	8,533,903	459,174,491	56.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	40,771,830	35,040,868	8,118,031	2,807,935	-	-	420,866	40,771,830	5.00
					0	0	420,866	40,771,830	5.00
				Total	$ 9,697,328	$ 5,486,515	$14,319,939	$785,878,437	96.43%

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 28, 2018 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
192,684	Vanguard Total Bond Market ETF	$15,164,231

TOTAL BOND EXCHANGE TRADED FUNDS — 37.95% (Cost $15,737,130)		$15,164,231
EQUITY EXCHANGE TRADED FUNDS
108,560	Vanguard FTSE Developed Markets ETF	4,697,391
28,892	Vanguard FTSE Emerging Markets ETF	1,184,572
26,208	Vanguard Russell 2000 ETF	3,546,467
39,941	Vanguard S&P 500® ETF	10,666,244
31,860	Vanguard S&P Mid-Cap 400® ETF(a)	4,331,048

EQUITY EXCHANGE TRADED FUNDS — 61.12% (Cost $17,578,210)		$24,425,722
MONEY MARKET MUTUAL FUNDS
281,594	Federated Government Obligations Fund Institutional Class, 1.90%(b)	281,594

TOTAL MONEY MARKET MUTUAL FUNDS — 0.71% (Cost $281,594)		$ 281,594
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.03%
$ 13,820	Repurchase agreement (principal amount/value $14,821 with a maturity value of $14,824) with JP Morgan Securities, 2.23%, dated 9/28/18 to be repurchased at $13,820 on 10/1/18 collateralized by U.S. Treasury securities, 1.00% - 2.50%, 2/15/45 - 9/9/49, with a value of $15,117.(c)	$ 13,820
SHORT TERM INVESTMENTS — 0.03% (Cost $13,820)		$ 13,820
TOTAL INVESTMENTS — 99.81% (Cost $33,610,754)		$39,885,367
OTHER ASSETS & LIABILITIES, NET — 0.19%		$ 76,194
TOTAL NET ASSETS — 100.00%		$39,961,561

(a)	All or a portion of the security is on loan at September 28, 2018.
(b)	Rate shown is the 7-day yield as of September 28, 2018.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

September 28, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

September 28, 2018

As of September 28, 2018, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 28, 2018

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:November 29, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:November 29, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:November 29, 2018